UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments

Vanguard Money Market Portfolio

Schedule of Investments
As of March 31, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (59.6%)
2	Fannie Mae Discount Notes	0.070%	4/25/12	1,400	1,400
2	Fannie Mae Discount Notes	0.100%	5/9/12	1,600	1,600
2	Fannie Mae Discount Notes	0.110%	5/14/12	2,900	2,900
2	Fannie Mae Discount Notes	0.090%–0.100%	5/16/12	8,000	7,999
2	Fannie Mae Discount Notes	0.065%–0.070%	5/21/12	6,300	6,299
2	Fannie Mae Discount Notes	0.150%	7/16/12	5,285	5,283
2	Fannie Mae Discount Notes	0.140%	7/18/12	1,000	1,000
2	Fannie Mae Discount Notes	0.140%	7/25/12	1,400	1,399
3	Federal Home Loan Bank Discount Notes	0.075%	4/9/12	2,725	2,725
3	Federal Home Loan Bank Discount Notes	0.090%	4/27/12	4,611	4,611
3	Federal Home Loan Bank Discount Notes	0.080%–0.090%	5/2/12	8,000	7,999
3	Federal Home Loan Bank Discount Notes	0.090%	5/4/12	1,000	1,000
3	Federal Home Loan Bank Discount Notes	0.090%–0.100%	5/9/12	5,078	5,077
3	Federal Home Loan Bank Discount Notes	0.145%	5/16/12	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.150%	7/10/12	2,200	2,199
3	Federal Home Loan Bank Discount Notes	0.140%	8/3/12	4,069	4,067
3	Federal Home Loan Banks	5.000%	9/14/12	3,115	3,182
3	Federal Home Loan Banks	4.500%	9/14/12	1,100	1,121
[2,4] Federal Home Loan Mortgage Corp.		0.182%	8/24/12	25,000	24,995
[2,4] Federal Home Loan Mortgage Corp.		0.193%	2/4/13	10,000	9,996
[2,4] Federal Home Loan Mortgage Corp.		0.202%	3/21/13	8,000	7,996
[2,4] Federal Home Loan Mortgage Corp.		0.193%	5/6/13	8,000	7,995
[2,4] Federal Home Loan Mortgage Corp.		0.193%	6/3/13	8,000	7,996
[2,4] Federal Home Loan Mortgage Corp.		0.192%	6/17/13	1,000	999
[2,4] Federal National Mortgage Assn.		0.262%	8/23/12	14,500	14,498
[2,4] Federal National Mortgage Assn.		0.272%	9/17/12	13,685	13,684
[2,4] Federal National Mortgage Assn.		0.272%	10/18/12	11,000	10,999
[2,4] Federal National Mortgage Assn.		0.262%	11/23/12	13,000	12,997
[2,4] Federal National Mortgage Assn.		0.272%	12/20/12	5,500	5,499
[2,4] Federal National Mortgage Assn.		0.271%	12/28/12	2,200	2,200
[2,4] Federal National Mortgage Assn.		0.232%	8/12/13	8,000	7,997
[2,4] Federal National Mortgage Assn.		0.213%	11/8/13	12,000	11,994
[2,4] Federal National Mortgage Assn.		0.212%	11/14/13	15,000	14,993
2	Freddie Mac Discount Notes	0.100%	4/9/12	1,000	1,000
2	Freddie Mac Discount Notes	0.070%–0.090%	4/23/12	6,130	6,130
2	Freddie Mac Discount Notes	0.080%–0.090%	4/30/12	13,000	12,999
2	Freddie Mac Discount Notes	0.110%	5/2/12	1,000	1,000
2	Freddie Mac Discount Notes	0.090%	5/14/12	2,000	2,000
2	Freddie Mac Discount Notes	0.090%	5/21/12	1,200	1,200
2	Freddie Mac Discount Notes	0.120%	5/29/12	8,000	7,998
2	Freddie Mac Discount Notes	0.075%	5/30/12	2,215	2,215
2	Freddie Mac Discount Notes	0.110%	6/25/12	1,200	1,200
2	Freddie Mac Discount Notes	0.130%	7/9/12	20,000	19,993
2	Freddie Mac Discount Notes	0.140%	7/30/12	2,000	1,999
2	Freddie Mac Discount Notes	0.140%	8/6/12	2,550	2,549
2	Freddie Mac Discount Notes	0.170%	8/14/12	3,700	3,698
2	Freddie Mac Discount Notes	0.150%	8/16/12	10,000	9,994
2	Freddie Mac Discount Notes	0.170%	8/27/12	2,000	1,999
2	Freddie Mac Discount Notes	0.150%–0.170%	9/10/12	11,000	10,992

United States Treasury Bill	0.044%	4/26/12	4,669	4,669
United States Treasury Bill	0.055%–0.065%	5/3/12	18,000	17,999
United States Treasury Bill	0.095%	5/17/12	30,000	29,996
United States Treasury Bill	0.070%–0.111%	5/31/12	56,000	55,992
United States Treasury Bill	0.105%–0.115%	6/7/12	4,000	3,999
United States Treasury Bill	0.095%	6/14/12	25,000	24,995
United States Treasury Bill	0.150%	9/27/12	10,000	9,992
United States Treasury Note/Bond	4.500%	4/30/12	21,000	21,074
United States Treasury Note/Bond	1.000%	4/30/12	10,000	10,007
United States Treasury Note/Bond	1.375%	5/15/12	45,000	45,070
United States Treasury Note/Bond	0.750%	5/31/12	20,000	20,019
United States Treasury Note/Bond	4.750%	5/31/12	20,000	20,152
United States Treasury Note/Bond	1.875%	6/15/12	26,500	26,595
United States Treasury Note/Bond	0.625%	6/30/12	10,000	10,012
United States Treasury Note/Bond	1.500%	7/15/12	47,250	47,440
United States Treasury Note/Bond	0.625%	7/31/12	10,000	10,018
United States Treasury Note/Bond	0.375%	8/31/12	7,500	7,506
United States Treasury Note/Bond	1.375%	9/15/12	4,000	4,022
Total U.S. Government and Agency Obligations (Cost $676,221)				676,221
Corporate Bonds (0.0%)
General Electric Capital Corp.
(Cost $473)	2.800%	1/8/13	465	473

Commercial Paper (18.2%)
Finance - Auto (1.9%)
American Honda Finance Corp.	0.190%–0.210%	4/3/12	1,650	1,650
American Honda Finance Corp.	0.180%	4/4/12	500	500
American Honda Finance Corp.	0.210%	4/9/12	1,500	1,500
American Honda Finance Corp.	0.160%	4/16/12	1,000	1,000
American Honda Finance Corp.	0.190%–0.210%	4/17/12	1,000	1,000
American Honda Finance Corp.	0.160%	6/5/12	4,750	4,749
Toyota Credit Canada Inc.	0.350%	9/24/12	500	499
Toyota Motor Credit Corp.	0.541%	4/5/12	250	250
Toyota Motor Credit Corp.	0.542%	4/9/12	1,000	1,000
Toyota Motor Credit Corp.	0.551%	4/17/12	500	500
Toyota Motor Credit Corp.	0.521%	5/1/12	1,400	1,399
Toyota Motor Credit Corp.	0.582%	5/15/12	730	729
Toyota Motor Credit Corp.	0.531%	5/21/12	2,000	1,999
Toyota Motor Credit Corp.	0.552%	6/1/12	1,370	1,369
Toyota Motor Credit Corp.	0.552%	6/4/12	1,000	999
Toyota Motor Credit Corp.	0.481%	6/11/12	1,000	999
Toyota Motor Credit Corp.	0.431%	8/27/12	1,000	998
				21,140
Finance - Other (6.8%)
5 Chariot Funding LLC	0.190%	5/7/12	500	500
5 Chariot Funding LLC	0.190%	5/8/12	800	800
5 Chariot Funding LLC	0.200%	5/10/12	500	500
5 Chariot Funding LLC	0.190%	5/14/12	1,031	1,031
5 Chariot Funding LLC	0.190%	5/18/12	2,000	1,999
General Electric Capital Corp.	0.371%	4/10/12	1,000	1,000
General Electric Capital Corp.	0.371%	4/11/12	4,000	3,999
General Electric Capital Corp.	0.371%	4/12/12	4,000	3,999
General Electric Capital Corp.	0.391%	5/15/12	3,000	2,998
General Electric Capital Corp.	0.391%	5/16/12	5,000	4,997
General Electric Capital Corp.	0.381%	6/19/12	3,000	2,997

	General Electric Capital Corp.	0.310%	7/9/12	1,000	999
	General Electric Capital Corp.	0.310%	8/16/12	5,000	4,994
	General Electric Capital Services Inc.	0.361%	4/2/12	4,000	4,000
	General Electric Capital Services Inc.	0.381%	4/10/12	4,000	4,000
	General Electric Capital Services Inc.	0.401%	5/7/12	1,000	1,000
5	Jupiter Securitization Co. LLC	0.190%	5/8/12	400	400
5	Jupiter Securitization Co. LLC	0.190%	5/9/12	250	250
5	Old Line Funding LLC	0.220%	4/2/12	400	400
5	Old Line Funding LLC	0.210%	4/4/12	250	250
5	Old Line Funding LLC	0.210%	4/9/12	500	500
5	Old Line Funding LLC	0.210%	4/16/12	542	542
5	Old Line Funding LLC	0.210%	4/17/12	5,366	5,365
5	Old Line Funding LLC	0.210%	4/18/12	2,000	2,000
5	Old Line Funding LLC	0.210%	4/26/12	500	500
5	Old Line Funding LLC	0.200%	5/3/12	1,000	1,000
5	Old Line Funding LLC	0.190%	5/7/12	424	424
5	Old Line Funding LLC	0.200%	5/10/12	802	802
5	Old Line Funding LLC	0.200%	5/18/12	1,000	1,000
5	Old Line Funding LLC	0.190%	6/1/12	1,028	1,028
5	Old Line Funding LLC	0.180%–0.190%	6/4/12	2,000	1,999
5	Old Line Funding LLC	0.180%	6/5/12	500	500
5	Old Line Funding LLC	0.180%	6/11/12	600	600
5	Old Line Funding LLC	0.180%	6/18/12	1,000	1,000
5	Old Line Funding LLC	0.180%	6/20/12	5,000	4,998
5	Straight-A Funding LLC	0.180%	5/24/12	1,500	1,500
5	Straight-A Funding LLC	0.180%	5/25/12	300	300
5	Straight-A Funding LLC	0.180%	5/30/12	500	500
5	Straight-A Funding LLC	0.180%	6/1/12	250	250
5	Straight-A Funding LLC	0.180%	6/11/12	750	750
5	Straight-A Funding LLC	0.180%	6/11/12	3,823	3,822
5	Straight-A Funding LLC	0.180%	6/14/12	6,575	6,572
					77,065
Foreign Banks (4.1%)
5	Australia & New Zealand Banking Group, Ltd.	0.451%	4/4/12	1,000	1,000
5	Australia & New Zealand Banking Group, Ltd.	0.220%–0.461%	4/10/12	1,500	1,500
5	Australia & New Zealand Banking Group, Ltd.	0.501%	5/10/12	2,000	1,999
[4,5] Australia & New Zealand Banking Group, Ltd.		0.322%	8/17/12	1,500	1,500
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/27/12	2,000	1,997
5	Australia & New Zealand Banking Group, Ltd.	0.351%	8/30/12	8,000	7,988
5	Commonwealth Bank of Australia	0.341%	9/4/12	6,750	6,740
	Royal Bank of Canada	0.170%	6/22/12	1,400	1,399
5	Westpac Banking Corp.	0.501%	5/18/12	5,000	4,997
5	Westpac Banking Corp.	0.210%–0.220%	7/2/12	5,200	5,197
[4,5] Westpac Banking Corp.		0.392%	7/16/12	4,000	4,000
5	Westpac Banking Corp.	0.401%	8/7/12	6,000	5,992
[4,5] Westpac Banking Corp.		0.291%	10/2/12	1,900	1,900
					46,209
Foreign Industrial (3.2%)
5	Nestle Capital Corp.	0.170%	4/11/12	1,000	1,000
5	Nestle Capital Corp.	0.170%	4/13/12	500	500
5	Nestle Capital Corp.	0.170%	4/16/12	1,000	1,000
5	Nestle Capital Corp.	0.230%	5/17/12	500	500
5	Nestle Capital Corp.	0.331%	7/16/12	1,500	1,498
5	Nestle Capital Corp.	0.281%	7/23/12	1,000	999
5	Nestle Capital Corp.	0.291%	10/9/12	8,000	7,988
5	Nestle Capital Corp.	0.291%	10/17/12	1,250	1,248

5 Nestle Capital Corp.	0.301%	10/26/12	2,500	2,496
Nestle Finance International Ltd.	0.150%	6/8/12	1,000	1,000
Nestle Finance International Ltd.	0.175%	6/11/12	500	500
Nestle Finance International Ltd.	0.291%	10/12/12	1,600	1,597
Nestle Finance International Ltd.	0.291%	10/15/12	2,000	1,997
Nestle Finance International Ltd.	0.301%	11/1/12	1,000	998
Nestle Finance International Ltd.	0.311%	12/17/12	5,000	4,989
5 Novartis Securities Investment Ltd.	0.180%–0.190%	6/11/12	1,700	1,699
5 Novartis Securities Investment Ltd.	0.180%–0.185%	6/15/12	1,750	1,749
5 Novartis Securities Investment Ltd.	0.200%	7/9/12	1,000	999
5 Total Capital Canada, Ltd.	0.150%	6/8/12	1,000	1,000
5 Total Capital Canada, Ltd.	0.150%	6/20/12	2,500	2,499
				36,256
Industrial (2.2%)
General Electric Co.	0.150%	6/25/12	1,500	1,499
5 Johnson & Johnson	0.070%	4/2/12	500	500
5 Procter & Gamble Co.	0.130%	5/11/12	6,300	6,299
5 The Coca-Cola Co.	0.170%	5/16/12	6,000	5,999
5 The Coca-Cola Co.	0.160%	5/24/12	500	500
5 The Coca-Cola Co.	0.160%	5/25/12	1,000	1,000
5 The Coca-Cola Co.	0.160%	6/7/12	2,000	1,999
5 The Coca-Cola Co.	0.150%	6/8/12	1,000	1,000
5 The Coca-Cola Co.	0.160%	6/15/12	800	800
5 The Coca-Cola Co.	0.150%	6/21/12	1,250	1,249
5 The Coca-Cola Co.	0.150%	6/22/12	500	500
5 The Coca-Cola Co.	0.150%	6/25/12	250	250
5 Wal-Mart Stores, Inc.	0.140%	4/27/12	1,000	1,000
5 Wal-Mart Stores, Inc.	0.160%	5/17/12	3,000	2,999
				25,594
Total Commercial Paper (Cost $206,264)				206,264
Certificates of Deposit (15.1%)
Domestic Banks (1.9%)
Branch Banking & Trust Co.	0.240%	4/2/12	2,000	2,000
Branch Banking & Trust Co.	0.200%	4/9/12	1,500	1,500
Branch Banking & Trust Co.	0.200%	4/10/12	2,500	2,500
Branch Banking & Trust Co.	0.200%	4/17/12	1,600	1,600
Branch Banking & Trust Co.	0.200%	4/18/12	8,000	8,000
Branch Banking & Trust Co.	0.190%	4/27/12	1,500	1,500
Branch Banking & Trust Co.	0.190%	6/26/12	1,500	1,500
Branch Banking & Trust Co.	0.190%	6/28/12	1,000	1,000
Branch Banking & Trust Co.	0.190%	7/2/12	1,700	1,700
				21,300
Eurodollar Certificates of Deposit (4.5%)
Australia & New Zealand Banking Group, Ltd.	0.455%	4/5/12	9,000	9,000
Australia & New Zealand Banking Group, Ltd.	0.500%	5/2/12	2,000	2,000
Australia & New Zealand Banking Group, Ltd.	0.210%	5/3/12	1,000	1,000
Commonwealth Bank of Australia	0.500%	5/18/12	5,000	5,000
Commonwealth Bank of Australia	0.380%	8/17/12	2,000	2,000
Commonwealth Bank of Australia	0.370%	8/23/12	5,000	5,000
National Australia Bank Ltd.	0.500%	4/5/12	4,000	4,000
4 National Australia Bank Ltd.	0.382%	8/14/12	4,000	4,000
4 National Australia Bank Ltd.	0.382%	8/15/12	6,000	6,000
National Australia Bank Ltd.	0.400%	9/7/12	3,000	3,000
National Australia Bank Ltd.	0.380%	9/14/12	3,000	3,000

4 National Australia Bank Ltd.	0.351%	9/27/12	7,000	7,000
				51,000
Yankee Certificates of Deposit (8.7%)
Bank of Montreal (Chicago Branch)	0.190%	5/7/12	4,000	4,000
Bank of Montreal (Chicago Branch)	0.200%	5/17/12	5,000	5,000
Bank of Montreal (Chicago Branch)	0.180%	6/5/12	8,000	8,000
Bank of Montreal (Chicago Branch)	0.180%	6/8/12	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.450%	5/1/12	2,000	2,000
Bank of Nova Scotia (Houston Branch)	0.240%	5/2/12	2,000	2,000
Bank of Nova Scotia (Houston Branch)	0.460%	5/2/12	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.460%	5/7/12	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.490%	5/15/12	2,750	2,750
Bank of Nova Scotia (Houston Branch)	0.480%	5/18/12	1,000	1,000
Bank of Nova Scotia (Houston Branch)	0.430%	5/29/12	4,200	4,202
Bank of Nova Scotia (Houston Branch)	0.520%	5/29/12	900	900
Bank of Nova Scotia (Houston Branch)	0.250%	7/2/12	2,000	2,000
4 National Australia Bank Ltd. (New York Branch)	0.392%	4/20/12	7,000	7,000
Toronto Dominion Bank (New York Branch)	0.380%	4/3/12	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.380%	4/4/12	3,000	3,000
Toronto Dominion Bank (New York Branch)	0.370%	4/17/12	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.380%	5/1/12	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.210%	5/8/12	500	500
Toronto Dominion Bank (New York Branch)	0.390%	5/8/12	4,000	4,000
Toronto Dominion Bank (New York Branch)	0.170%	6/25/12	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.280%	8/23/12	6,000	6,000
4 Westpac Banking Corp. (New York Branch)	0.393%	5/3/12	7,000	7,000
Westpac Banking Corp. (New York Branch)	0.490%	6/8/12	5,000	5,002
				98,354
Total Certificates of Deposit (Cost $170,654)				170,654
Repurchase Agreements (0.2%)
Goldman Sachs & Co.
(Dated 3/30/12, Repurchase Value
$2,000,000, collateralized by Federal National
Mortgage Assn. 0.375%, 12/28/12)
(Cost $2,000)	0.080%	4/2/12	2,000	2,000

Taxable Municipal Bonds (0.4%)
6 BlackRock Municipal Bond Trust TOB VRDO	0.350%	4/2/12	185	185
6 BlackRock Municipal Income Investment Quality
Trust TOB VRDO	0.350%	4/2/12	100	100
6 BlackRock Municipal Income Trust TOB VRDO	0.350%	4/2/12	1,650	1,650
6 BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.350%	4/2/12	150	150
6 BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.350%	4/2/12	195	195
6 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.350%	4/2/12	205	205
6 BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.350%	4/2/12	1,550	1,550
6 BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.350%	4/2/12	130	130
6 BlackRock Strategic Municipal Trust TOB VRDO	0.350%	4/2/12	100	100
6 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.310%	4/9/12	145	145
6 Massachusetts Transportation Fund Revenue
TOB VRDO	0.310%	4/9/12	100	100

6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.310%	4/9/12	100	100
Total Taxable Municipal Bonds (Cost $4,610)				4,610
Tax-Exempt Municipal Bonds (3.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.170%	4/9/12	600	600
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.180%	4/9/12	675	675
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	4/9/12	95	95
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.160%	4/9/12	1,000	1,000
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.170%	4/9/12	400	400
Buffalo NY Municipal Water System Revenue
VRDO	0.180%	4/9/12	250	250
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.170%	4/9/12	300	300
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.190%	4/9/12	100	100
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.170%	4/9/12	500	500
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.180%	4/9/12	240	240
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.190%	4/9/12	100	100
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.170%	4/9/12	250	250
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.160%	4/9/12	400	400
Curators of the University of Missouri System
Facilities Revenue VRDO	0.170%	4/9/12	1,250	1,250
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.180%	4/9/12	900	900
District of Columbia Revenue (Georgetown
University) VRDO	0.170%	4/9/12	100	100
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.200%	4/9/12	100	100
Greenville County SC Hospital System Revenue
VRDO	0.160%	4/9/12	250	250
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.200%	4/9/12	130	130
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.160%	4/9/12	700	700
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.170%	4/9/12	500	500

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.180%	4/9/12	50	50
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.200%	4/9/12	300	300
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.130%	4/9/12	340	340
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.170%	4/9/12	605	605
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.190%	4/9/12	200	200
Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.180%	4/9/12	145	145
Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.190%	4/9/12	200	200
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.200%	4/9/12	200	200
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.180%	4/9/12	315	315
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.160%	4/9/12	160	160
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.150%	4/9/12	265	265
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.190%	4/9/12	200	200
Los Angeles CA Wastewater System Revenue
VRDO	0.170%	4/9/12	230	230
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.160%	4/9/12	500	500
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.180%	4/9/12	125	125
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.180%	4/9/12	170	170
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.170%	4/9/12	500	500
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.190%	4/9/12	500	500
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.170%	4/9/12	200	200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.160%	4/9/12	100	100
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.180%	4/9/12	1,000	1,000
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.190%	4/9/12	525	525
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.160%	4/9/12	500	500
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.190%	4/9/12	400	400
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.180%	4/9/12	145	145

Mississippi Business Finance Corp. Health Care
Facilities Revenue (Rush Medical Foundation
Project) VRDO	0.160%	4/9/12	100	100
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.170%	4/9/12	500	500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.180%	4/9/12	995	995
Nassau NY Health Care Corp. VRDO	0.150%	4/9/12	250	250
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.170%	4/9/12	200	200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.170%	4/9/12	400	400
New York City NY GO VRDO	0.170%	4/9/12	100	100
New York City NY GO VRDO	0.170%	4/9/12	300	300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.150%	4/9/12	400	400
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.150%	4/9/12	200	200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.180%	4/9/12	100	100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.180%	4/9/12	300	300
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.190%	4/9/12	235	235
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.150%	4/9/12	750	750
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.180%	4/9/12	250	250
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.150%	4/9/12	265	265
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.170%	4/9/12	600	600
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.170%	4/9/12	1,100	1,100
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.170%	4/9/12	200	200
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.170%	4/9/12	500	500
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.180%	4/9/12	100	100
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.170%	4/9/12	125	125

New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.170%	4/9/12	400	400
New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.160%	4/9/12	250	250
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.180%	4/9/12	300	300
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.170%	4/9/12	500	500
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.170%	4/9/12	400	400
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.180%	4/9/12	250	250
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.200%	4/9/12	500	500
North Texas Tollway Authority System Revenue
VRDO	0.200%	4/9/12	450	450
Oakland University of Michigan Revenue VRDO	0.190%	4/9/12	100	100
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.200%	4/9/12	115	115
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) VRDO	0.170%	4/9/12	675	675
Ohio State University General Receipts
Revenue VRDO	0.150%	4/9/12	1,300	1,300
Ohio State University General Receipts
Revenue VRDO	0.170%	4/9/12	100	100
Oregon Health Sciences University Revenue
VRDO	0.180%	4/9/12	250	250
Piedmont SC Municipal Power Agency Revenue
VRDO	0.160%	4/9/12	250	250
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.170%	4/9/12	100	100
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.190%	4/9/12	105	105
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.180%	4/9/12	250	250
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.150%	4/9/12	250	250
South Placer CA Wastewater Authority Revenue
VRDO	0.160%	4/9/12	250	250
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.170%	4/9/12	250	250
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.170%	4/9/12	250	250
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.200%	4/9/12	700	700
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	4/9/12	300	300
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	4/9/12	500	500

Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	4/9/12	380	380
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	4/9/12	90	90
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.170%	4/9/12	200	200
University of South Florida Financing Corp. COP
VRDO	0.190%	4/9/12	500	500
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.180%	4/9/12	250	250
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.180%	4/9/12	250	250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.180%	4/9/12	100	100
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.200%	4/9/12	100	100
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.200%	4/9/12	275	275
6 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.200%	4/9/12	100	100
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.170%	4/9/12	200	200
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.170%	4/9/12	500	500
Washington Higher Education Facilities
Authority Revenue (Bastyr University Project)
VRDO	0.150%	4/9/12	100	100
Washington Housing Finance Commission Non-
profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.190%	4/9/12	100	100
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.170%	4/9/12	300	300
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.160%	4/9/12	200	200
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.180%	4/9/12	325	325
Total Tax-Exempt Municipal Bonds (Cost $37,450)				37,450
				Market
				Value
			Shares	($000)
Money Market Funds (2.2%)
7 Vanguard Municipal Cash Management Fund
(Cost $25,087)	0.160%		25,086,854	25,087
Total Investments (99.0%) (Cost $1,122,759)				1,122,759
Other Assets and Liabilities - Net (1.0%)				11,299
Net Assets (100%)				1,134,058

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2012, the aggregate value of these securities was $136,162,000, representing 12.0% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $4,710,000, representing 0.4% of net assets.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of March 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.1%)
U.S. Government Securities (38.1%)
United States Treasury Note/Bond	4.000%	11/15/12	875	896
United States Treasury Note/Bond	0.500%	11/30/12	25	25
United States Treasury Note/Bond	3.375%	11/30/12	2,625	2,680
United States Treasury Note/Bond	1.125%	12/15/12	11,865	11,941
United States Treasury Note/Bond	0.625%	12/31/12	12,005	12,041
United States Treasury Note/Bond	1.375%	1/15/13	27,615	27,865
United States Treasury Note/Bond	0.625%	2/28/13	5,250	5,270
United States Treasury Note/Bond	2.750%	2/28/13	1,005	1,028
United States Treasury Note/Bond	1.375%	3/15/13	8,605	8,699
United States Treasury Note/Bond	0.750%	3/31/13	1,150	1,156
United States Treasury Note/Bond	1.750%	4/15/13	6,375	6,475
United States Treasury Note/Bond	0.625%	4/30/13	250	251
United States Treasury Note/Bond	1.375%	5/15/13	1,750	1,772
United States Treasury Note/Bond	3.625%	5/15/13	1,000	1,038
United States Treasury Note/Bond	3.500%	5/31/13	750	778
United States Treasury Note/Bond	3.375%	6/30/13	575	597
United States Treasury Note/Bond	1.000%	7/15/13	1,450	1,463
United States Treasury Note/Bond	3.375%	7/31/13	425	442
United States Treasury Note/Bond	0.125%	8/31/13	585	584
United States Treasury Note/Bond	3.125%	8/31/13	4,200	4,368
United States Treasury Note/Bond	3.125%	9/30/13	875	912
United States Treasury Note/Bond	0.500%	10/15/13	1,600	1,605
United States Treasury Note/Bond	2.750%	10/31/13	2,850	2,959
United States Treasury Note/Bond	0.500%	11/15/13	600	602
United States Treasury Note/Bond	4.250%	11/15/13	1,200	1,276
United States Treasury Note/Bond	2.000%	11/30/13	975	1,002
United States Treasury Note/Bond	0.750%	12/15/13	775	780
United States Treasury Note/Bond	1.500%	12/31/13	1,000	1,020
United States Treasury Note/Bond	1.000%	1/15/14	5,450	5,513
United States Treasury Note/Bond	0.250%	1/31/14	1,000	998
United States Treasury Note/Bond	1.750%	1/31/14	400	410
United States Treasury Note/Bond	1.250%	2/15/14	5,185	5,273
United States Treasury Note/Bond	0.250%	2/28/14	800	799
United States Treasury Note/Bond	1.875%	2/28/14	48,150	49,534
United States Treasury Note/Bond	1.250%	3/15/14	225	229
United States Treasury Note/Bond	1.750%	3/31/14	875	899
United States Treasury Note/Bond	1.250%	4/15/14	23,900	24,318
United States Treasury Note/Bond	1.875%	4/30/14	11,000	11,339
United States Treasury Note/Bond	1.000%	5/15/14	3,160	3,200
United States Treasury Note/Bond	4.750%	5/15/14	1,050	1,146
United States Treasury Note/Bond	2.250%	5/31/14	8,600	8,941
United States Treasury Note/Bond	0.750%	6/15/14	2,475	2,494
United States Treasury Note/Bond	2.625%	6/30/14	8,400	8,816
United States Treasury Note/Bond	0.625%	7/15/14	2,025	2,035
United States Treasury Note/Bond	2.625%	7/31/14	14,670	15,413
United States Treasury Note/Bond	0.500%	8/15/14	13,650	13,669
United States Treasury Note/Bond	4.250%	8/15/14	19,525	21,276
United States Treasury Note/Bond	2.375%	8/31/14	9,825	10,276
United States Treasury Note/Bond	0.250%	9/15/14	2,850	2,836

United States Treasury Note/Bond	2.375%	9/30/14	500	524
United States Treasury Note/Bond	0.500%	10/15/14	6,400	6,405
United States Treasury Note/Bond	2.375%	10/31/14	4,050	4,246
United States Treasury Note/Bond	0.375%	11/15/14	9,275	9,249
United States Treasury Note/Bond	4.250%	11/15/14	5,000	5,488
United States Treasury Note/Bond	2.125%	11/30/14	10,300	10,744
United States Treasury Note/Bond	0.250%	12/15/14	12,030	11,957
United States Treasury Note/Bond	0.250%	1/15/15	2,550	2,533
United States Treasury Note/Bond	2.250%	1/31/15	6,325	6,631
United States Treasury Note/Bond	0.250%	2/15/15	13,075	12,979
United States Treasury Note/Bond	4.000%	2/15/15	7,590	8,340
United States Treasury Note/Bond	11.250%	2/15/15	7,050	9,198
United States Treasury Note/Bond	2.375%	2/28/15	350	369
United States Treasury Note/Bond	0.375%	3/15/15	9,525	9,488
United States Treasury Note/Bond	2.500%	3/31/15	550	582
United States Treasury Note/Bond	2.500%	4/30/15	2,550	2,701
United States Treasury Note/Bond	4.125%	5/15/15	2,450	2,718
United States Treasury Note/Bond	2.125%	5/31/15	1,025	1,074
United States Treasury Note/Bond	1.875%	6/30/15	2,200	2,290
United States Treasury Note/Bond	1.750%	7/31/15	2,750	2,852
United States Treasury Note/Bond	4.250%	8/15/15	1,600	1,793
United States Treasury Note/Bond	10.625%	8/15/15	35	47
United States Treasury Note/Bond	1.250%	10/31/15	4,525	4,616
United States Treasury Note/Bond	4.500%	11/15/15	10,100	11,471
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,928
United States Treasury Note/Bond	1.375%	11/30/15	3,135	3,210
United States Treasury Note/Bond	2.125%	12/31/15	1,775	1,867
United States Treasury Note/Bond	4.500%	2/15/16	6,750	7,713
United States Treasury Note/Bond	9.250%	2/15/16	75	99
United States Treasury Note/Bond	2.125%	2/29/16	2,350	2,473
United States Treasury Note/Bond	2.375%	3/31/16	675	717
United States Treasury Note/Bond	2.000%	4/30/16	3,275	3,431
United States Treasury Note/Bond	2.625%	4/30/16	4,675	5,012
United States Treasury Note/Bond	5.125%	5/15/16	10,725	12,594
United States Treasury Note/Bond	7.250%	5/15/16	685	863
United States Treasury Note/Bond	1.750%	5/31/16	75	78
United States Treasury Note/Bond	3.250%	5/31/16	575	631
United States Treasury Note/Bond	3.250%	6/30/16	700	769
United States Treasury Note/Bond	1.500%	7/31/16	2,425	2,488
United States Treasury Note/Bond	3.250%	7/31/16	1,825	2,008
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,756
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,505
United States Treasury Note/Bond	3.000%	9/30/16	5,850	6,380
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,273
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,194
United States Treasury Note/Bond	4.625%	11/15/16	250	291
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,720
United States Treasury Note/Bond	2.750%	11/30/16	21,150	22,842
United States Treasury Note/Bond	0.875%	12/31/16	14,535	14,455
United States Treasury Note/Bond	0.875%	1/31/17	1,300	1,292
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,116
United States Treasury Note/Bond	4.625%	2/15/17	200	234
United States Treasury Note/Bond	0.875%	2/28/17	1,125	1,117
United States Treasury Note/Bond	3.000%	2/28/17	125	137
United States Treasury Note/Bond	1.000%	3/31/17	5,825	5,811
United States Treasury Note/Bond	3.250%	3/31/17	10,575	11,705
United States Treasury Note/Bond	4.500%	5/15/17	7,500	8,774

United States Treasury Note/Bond	8.750%	5/15/17	5,125	7,084
United States Treasury Note/Bond	2.750%	5/31/17	2,530	2,738
United States Treasury Note/Bond	2.500%	6/30/17	23,100	24,703
United States Treasury Note/Bond	2.375%	7/31/17	2,200	2,338
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,582
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,617
United States Treasury Note/Bond	1.875%	8/31/17	4,840	5,015
United States Treasury Note/Bond	1.875%	9/30/17	9,200	9,523
United States Treasury Note/Bond	1.875%	10/31/17	6,125	6,336
United States Treasury Note/Bond	4.250%	11/15/17	2,975	3,461
United States Treasury Note/Bond	2.625%	1/31/18	100	107
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,082
United States Treasury Note/Bond	2.875%	3/31/18	3,575	3,893
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,370
United States Treasury Note/Bond	9.125%	5/15/18	450	657
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,486
United States Treasury Note/Bond	2.375%	6/30/18	2,225	2,353
United States Treasury Note/Bond	4.000%	8/15/18	7,675	8,892
United States Treasury Note/Bond	1.500%	8/31/18	3,350	3,357
United States Treasury Note/Bond	1.375%	9/30/18	4,600	4,567
United States Treasury Note/Bond	1.750%	10/31/18	7,325	7,437
United States Treasury Note/Bond	3.750%	11/15/18	5,275	6,031
United States Treasury Note/Bond	1.375%	11/30/18	9,375	9,281
United States Treasury Note/Bond	1.250%	1/31/19	1,900	1,859
United States Treasury Note/Bond	8.875%	2/15/19	260	385
United States Treasury Note/Bond	1.375%	2/28/19	2,150	2,119
United States Treasury Note/Bond	1.500%	3/31/19	4,000	3,968
United States Treasury Note/Bond	3.125%	5/15/19	400	440
United States Treasury Note/Bond	3.625%	8/15/19	3,475	3,942
United States Treasury Note/Bond	8.125%	8/15/19	195	283
United States Treasury Note/Bond	3.375%	11/15/19	21,300	23,770
United States Treasury Note/Bond	3.625%	2/15/20	27,475	31,145
United States Treasury Note/Bond	8.500%	2/15/20	65	97
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,952
United States Treasury Note/Bond	2.625%	8/15/20	1,350	1,423
United States Treasury Note/Bond	8.750%	8/15/20	9,225	14,176
United States Treasury Note/Bond	2.625%	11/15/20	475	499
United States Treasury Note/Bond	3.625%	2/15/21	9,650	10,921
United States Treasury Note/Bond	7.875%	2/15/21	2,880	4,274
United States Treasury Note/Bond	2.125%	8/15/21	8,156	8,146
United States Treasury Note/Bond	2.000%	11/15/21	15,165	14,923
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,625
United States Treasury Note/Bond	2.000%	2/15/22	7,250	7,108
United States Treasury Note/Bond	7.625%	11/15/22	40	60
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,476
United States Treasury Note/Bond	6.250%	8/15/23	16,090	22,272
United States Treasury Note/Bond	7.500%	11/15/24	350	538
United States Treasury Note/Bond	6.875%	8/15/25	5,325	7,864
United States Treasury Note/Bond	6.000%	2/15/26	375	517
United States Treasury Note/Bond	6.750%	8/15/26	5	7
United States Treasury Note/Bond	6.500%	11/15/26	765	1,107
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,561
United States Treasury Note/Bond	6.375%	8/15/27	185	267
United States Treasury Note/Bond	5.500%	8/15/28	2,205	2,948
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,873
United States Treasury Note/Bond	5.250%	2/15/29	6,490	8,489
United States Treasury Note/Bond	6.125%	8/15/29	930	1,334

United States Treasury Note/Bond	6.250%	5/15/30	550	804
United States Treasury Note/Bond	4.750%	2/15/37	1,850	2,335
United States Treasury Note/Bond	5.000%	5/15/37	404	528
United States Treasury Note/Bond	4.375%	2/15/38	2,925	3,501
United States Treasury Note/Bond	4.500%	5/15/38	428	522
United States Treasury Note/Bond	3.500%	2/15/39	5,267	5,455
United States Treasury Note/Bond	4.250%	5/15/39	11,725	13,773
United States Treasury Note/Bond	4.500%	8/15/39	16,191	19,775
United States Treasury Note/Bond	4.375%	11/15/39	7,417	8,885
United States Treasury Note/Bond	4.625%	2/15/40	2,850	3,549
United States Treasury Note/Bond	4.375%	5/15/40	985	1,180
United States Treasury Note/Bond	3.875%	8/15/40	7,055	7,780
United States Treasury Note/Bond	4.250%	11/15/40	9,075	10,655
United States Treasury Note/Bond	4.750%	2/15/41	3,676	4,671
United States Treasury Note/Bond	3.750%	8/15/41	150	162
United States Treasury Note/Bond	3.125%	11/15/41	8,720	8,339
United States Treasury Note/Bond	3.125%	2/15/42	900	860
				955,769
Agency Bonds and Notes (4.5%)
Egypt Government AID Bonds	4.450%	9/15/15	650	727
1 Federal Agricultural Mortgage Corp.	1.250%	12/6/13	135	137
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	75	78
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	104
1 Federal Farm Credit Bank	1.375%	6/25/13	150	152
1 Federal Farm Credit Bank	3.875%	10/7/13	150	158
1 Federal Farm Credit Bank	1.125%	2/27/14	200	203
1 Federal Farm Credit Bank	2.625%	4/17/14	250	261
1 Federal Farm Credit Bank	3.000%	9/22/14	150	159
1 Federal Farm Credit Bank	1.625%	11/19/14	325	334
1 Federal Farm Credit Bank	1.500%	11/16/15	200	205
1 Federal Farm Credit Bank	4.875%	12/16/15	175	201
1 Federal Farm Credit Bank	1.050%	3/28/16	100	100
1 Federal Farm Credit Bank	5.125%	8/25/16	225	264
1 Federal Farm Credit Bank	4.875%	1/17/17	250	293
1 Federal Farm Credit Bank	5.150%	11/15/19	500	611
1 Federal Home Loan Banks	3.875%	6/14/13	175	183
1 Federal Home Loan Banks	1.875%	6/21/13	2,565	2,615
1 Federal Home Loan Banks	5.125%	8/14/13	530	565
1 Federal Home Loan Banks	4.000%	9/6/13	825	868
1 Federal Home Loan Banks	5.250%	9/13/13	875	937
1 Federal Home Loan Banks	4.500%	9/16/13	350	371
1 Federal Home Loan Banks	3.625%	10/18/13	475	499
1 Federal Home Loan Banks	0.375%	11/27/13	500	500
1 Federal Home Loan Banks	4.875%	11/27/13	675	725
1 Federal Home Loan Banks	3.125%	12/13/13	600	627
1 Federal Home Loan Banks	0.875%	12/27/13	800	807
1 Federal Home Loan Banks	0.375%	1/29/14	600	600
1 Federal Home Loan Banks	1.375%	5/28/14	800	816
1 Federal Home Loan Banks	2.500%	6/13/14	375	391
1 Federal Home Loan Banks	5.500%	8/13/14	700	783
1 Federal Home Loan Banks	4.500%	11/14/14	350	385
1 Federal Home Loan Banks	2.750%	12/12/14	200	211
1 Federal Home Loan Banks	3.125%	3/11/16	875	947
1 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,179
1 Federal Home Loan Banks	5.625%	6/13/16	75	85
1 Federal Home Loan Banks	5.125%	10/19/16	525	616
1 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,399

1 Federal Home Loan Banks	4.875%	5/17/17	550	651
1 Federal Home Loan Banks	5.000%	11/17/17	225	269
1 Federal Home Loan Banks	5.375%	8/15/18	150	183
1 Federal Home Loan Banks	4.125%	3/13/20	375	430
1 Federal Home Loan Banks	5.250%	12/11/20	425	524
1 Federal Home Loan Banks	5.625%	6/11/21	35	44
1 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,741
2 Federal Home Loan Mortgage Corp.	1.625%	4/15/13	3,500	3,549
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	175	182
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	290
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	575	607
2 Federal Home Loan Mortgage Corp.	0.375%	10/30/13	1,150	1,150
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	225	241
2 Federal Home Loan Mortgage Corp.	0.375%	11/27/13	1,000	1,000
2 Federal Home Loan Mortgage Corp.	2.500%	1/7/14	125	130
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	700	751
2 Federal Home Loan Mortgage Corp.	1.375%	2/25/14	1,075	1,095
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,775	2,892
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,225	2,453
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,000	2,116
2 Federal Home Loan Mortgage Corp.	1.000%	7/30/14	600	607
2 Federal Home Loan Mortgage Corp.	1.000%	8/20/14	575	581
2 Federal Home Loan Mortgage Corp.	1.000%	8/27/14	925	936
2 Federal Home Loan Mortgage Corp.	0.500%	9/19/14	275	275
2 Federal Home Loan Mortgage Corp.	0.750%	11/25/14	850	854
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	875	876
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	400	426
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	2,000	1,990
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	700	723
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	730
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	345
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,630
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	805
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	988
2 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	2,000	1,995
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	240
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	656
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,250	1,405
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	785
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	568
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,188
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	346
2 Federal National Mortgage Assn.	4.625%	5/1/13	750	785
2 Federal National Mortgage Assn.	1.750%	5/7/13	61	62
2 Federal National Mortgage Assn.	0.500%	8/9/13	5,258	5,272
2 Federal National Mortgage Assn.	1.250%	8/20/13	275	279
2 Federal National Mortgage Assn.	4.625%	10/15/13	2,975	3,169
2 Federal National Mortgage Assn.	2.875%	12/11/13	325	339
2 Federal National Mortgage Assn.	0.750%	12/18/13	1,600	1,610
2 Federal National Mortgage Assn.	1.250%	2/27/14	2,250	2,286
2 Federal National Mortgage Assn.	2.750%	3/13/14	2,425	2,535
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	469
2 Federal National Mortgage Assn.	1.125%	6/27/14	300	304
2 Federal National Mortgage Assn.	0.875%	8/28/14	2,925	2,951
2 Federal National Mortgage Assn.	3.000%	9/16/14	450	477
2 Federal National Mortgage Assn.	4.625%	10/15/14	725	799
2 Federal National Mortgage Assn.	0.625%	10/30/14	1,325	1,327

2	Federal National Mortgage Assn.	2.625%	11/20/14	1,625	1,713
2	Federal National Mortgage Assn.	0.750%	12/19/14	825	829
2	Federal National Mortgage Assn.	0.375%	3/16/15	700	695
2	Federal National Mortgage Assn.	2.375%	7/28/15	2,250	2,371
2	Federal National Mortgage Assn.	4.375%	10/15/15	1,725	1,940
2	Federal National Mortgage Assn.	1.625%	10/26/15	450	463
2	Federal National Mortgage Assn.	5.000%	3/15/16	150	174
2	Federal National Mortgage Assn.	2.375%	4/11/16	450	475
2	Federal National Mortgage Assn.	5.250%	9/15/16	550	648
2	Federal National Mortgage Assn.	1.250%	9/28/16	875	880
2	Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,186
2	Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,002
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,266
2	Federal National Mortgage Assn.	1.125%	4/27/17	2,950	2,925
2	Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,365
2	Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,202
2	Federal National Mortgage Assn.	0.000%	10/9/19	275	214
2	Federal National Mortgage Assn.	6.250%	5/15/29	175	237
2	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,363
2	Federal National Mortgage Assn.	7.250%	5/15/30	300	449
2	Federal National Mortgage Assn.	6.625%	11/15/30	300	425
2	Federal National Mortgage Assn.	5.625%	7/15/37	275	360
1	Financing Corp.	9.650%	11/2/18	225	328
	Israel Government AID Bond	5.500%	12/4/23	50	63
	Israel Government AID Bond	5.500%	4/26/24	475	596
	Private Export Funding Corp.	3.050%	10/15/14	250	265
	Private Export Funding Corp.	1.375%	2/15/17	25	25
	Private Export Funding Corp.	2.250%	12/15/17	125	129
	Private Export Funding Corp.	4.375%	3/15/19	200	231
	Private Export Funding Corp.	4.300%	12/15/21	100	114
	Private Export Funding Corp.	2.800%	5/15/22	125	127
1	Tennessee Valley Authority	5.500%	7/18/17	275	332
1	Tennessee Valley Authority	4.500%	4/1/18	175	204
1	Tennessee Valley Authority	3.875%	2/15/21	250	279
1	Tennessee Valley Authority	6.750%	11/1/25	50	69
1	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,453
1	Tennessee Valley Authority	4.650%	6/15/35	175	192
1	Tennessee Valley Authority	5.880%	4/1/36	250	324
1	Tennessee Valley Authority	5.500%	6/15/38	100	123
1	Tennessee Valley Authority	5.250%	9/15/39	225	269
1	Tennessee Valley Authority	4.875%	1/15/48	100	113
1	Tennessee Valley Authority	5.375%	4/1/56	50	62
1	Tennessee Valley Authority	4.625%	9/15/60	180	195
					112,682
Conventional Mortgage-Backed Securities (26.4%)
[2,3,4]Fannie Mae Pool		3.000%	4/1/27–4/1/42	11,200	11,580
[2,3,4]Fannie Mae Pool		3.500%	2/1/26–4/1/42	29,864	31,045
[2,3,4]Fannie Mae Pool		4.000%	8/1/18–4/1/42	56,760	59,785
[2,3,4]Fannie Mae Pool		4.500%	3/1/14–4/1/42	50,713	54,120
[2,3,4]Fannie Mae Pool		5.000%	3/1/17–4/1/42	46,415	50,218
[2,3] Fannie Mae Pool		5.500%	9/1/14–12/1/39	40,466	44,317
[2,3,4]Fannie Mae Pool		6.000%	11/1/13–4/1/42	30,028	33,242
[2,3] Fannie Mae Pool		6.500%	11/1/14–10/1/39	9,985	11,238
[2,3] Fannie Mae Pool		7.000%	9/1/14–11/1/37	2,450	2,801
[2,3] Fannie Mae Pool		7.500%	11/1/22–7/1/32	159	177
[2,3] Fannie Mae Pool		8.000%	8/1/17–11/1/30	71	77
[2,3] Fannie Mae Pool		8.500%	7/1/22–4/1/31	30	34

[2,3]	Fannie Mae Pool	9.000%	7/1/22–12/1/24	3	4
[2,3]	Fannie Mae Pool	9.500%	12/1/18–2/1/25	5	5
[2,3]	Fannie Mae Pool	10.000%	8/1/20–8/1/21	1	1
[2,3,4]Freddie Mac Gold Pool		3.000%	4/1/27	7,075	7,314
[2,3,4]Freddie Mac Gold Pool		3.500%	9/1/25–4/1/42	15,347	15,941
[2,3,4]Freddie Mac Gold Pool		4.000%	9/1/13–4/1/42	33,623	35,346
[2,3,4]Freddie Mac Gold Pool		4.500%	1/1/18–4/1/42	34,935	37,158
[2,3,4]Freddie Mac Gold Pool		5.000%	10/1/17–4/1/42	30,056	32,409
[2,3]	Freddie Mac Gold Pool	5.500%	12/1/13–2/1/40	29,468	32,104
[2,3,4]Freddie Mac Gold Pool		6.000%	5/1/12–4/1/42	18,686	20,674
[2,3]	Freddie Mac Gold Pool	6.500%	9/1/12–4/1/39	5,292	5,943
[2,3]	Freddie Mac Gold Pool	7.000%	7/1/12–2/1/37	1,334	1,520
[2,3]	Freddie Mac Gold Pool	7.500%	6/1/12–10/1/30	91	104
[2,3]	Freddie Mac Gold Pool	8.000%	12/1/15–7/1/30	89	104
[2,3]	Freddie Mac Gold Pool	8.500%	3/1/23–11/1/30	47	56
[2,3]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	6	6
[2,3]	Freddie Mac Gold Pool	10.000%	3/1/17	2	2
[2,3]	Freddie Mac Non Gold Pool	10.000%	11/1/19	1	1
[3,4]	Ginnie Mae I Pool	3.500%	2/15/26–4/1/42	2,960	3,110
[3,4]	Ginnie Mae I Pool	4.000%	1/15/25–4/1/42	14,772	15,857
3	Ginnie Mae I Pool	4.500%	8/15/18–10/15/41	22,299	24,317
[3,4]	Ginnie Mae I Pool	5.000%	1/15/18–4/1/42	15,375	17,013
[3,4]	Ginnie Mae I Pool	5.500%	6/15/18–4/1/42	9,319	10,451
3	Ginnie Mae I Pool	6.000%	2/15/17–9/15/40	7,009	7,938
3	Ginnie Mae I Pool	6.500%	5/15/13–2/15/39	2,238	2,560
3	Ginnie Mae I Pool	7.000%	5/15/23–1/15/32	259	298
3	Ginnie Mae I Pool	7.500%	6/15/12–1/15/31	117	133
3	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	78	84
3	Ginnie Mae I Pool	8.500%	2/15/22–7/15/30	19	22
3	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	18	19
3	Ginnie Mae I Pool	9.500%	12/15/21	4	5
3	Ginnie Mae I Pool	10.000%	5/15/20	1	1
3	Ginnie Mae I Pool	10.500%	5/15/19	9	9
[3,4]	Ginnie Mae II Pool	3.500%	12/20/25–4/1/42	7,854	8,192
[3,4]	Ginnie Mae II Pool	4.000%	9/20/25–4/1/42	18,382	19,732
3	Ginnie Mae II Pool	4.500%	4/20/40–8/20/41	28,518	31,082
3	Ginnie Mae II Pool	5.000%	3/20/18–8/20/41	19,274	21,261
3	Ginnie Mae II Pool	5.500%	6/20/34–8/20/41	7,228	8,050
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	3,770	4,231
3	Ginnie Mae II Pool	6.500%	12/20/35–12/20/37	1,225	1,393
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	114	130
					663,214
Nonconventional Mortgage-Backed Securities (1.1%)
[2,3,5]Fannie Mae Pool		2.393%	9/1/34	30	32
[2,3,5]Fannie Mae Pool		2.400%	2/1/37	245	253
[2,3,5]Fannie Mae Pool		2.437%	1/1/35	190	204
[2,3,5]Fannie Mae Pool		2.485%	12/1/35	284	305
[2,3,5]Fannie Mae Pool		2.518%	12/1/35	313	332
[2,3]	Fannie Mae Pool	2.567%	12/1/40	201	207
[2,3]	Fannie Mae Pool	2.574%	10/1/40	374	386
[2,3,5]Fannie Mae Pool		2.596%	2/1/36	45	46
[2,3,5]Fannie Mae Pool		2.681%	8/1/35	329	335
[2,3,5]Fannie Mae Pool		2.685%	11/1/33	40	43
[2,3,5]Fannie Mae Pool		2.728%	1/1/37	86	91
[2,3,5]Fannie Mae Pool		2.772%	4/1/36	154	164
[2,3]	Fannie Mae Pool	2.800%	3/1/42	319	333
[2,3]	Fannie Mae Pool	2.823%	1/1/42	191	200

[2,3]	Fannie Mae Pool	2.826%	3/1/41	201	209
[2,3,5]	Fannie Mae Pool	2.860%	2/1/37	184	192
[2,3]	Fannie Mae Pool	2.925%	12/1/40	154	160
[2,3]	Fannie Mae Pool	3.014%	3/1/41	132	138
[2,3]	Fannie Mae Pool	3.073%	2/1/41	154	159
[2,3]	Fannie Mae Pool	3.121%	2/1/41	182	190
[2,3]	Fannie Mae Pool	3.127%	12/1/40	219	228
[2,3]	Fannie Mae Pool	3.163%	2/1/41	222	230
[2,3]	Fannie Mae Pool	3.174%	12/1/40	243	254
[2,3]	Fannie Mae Pool	3.204%	8/1/40	296	309
[2,3]	Fannie Mae Pool	3.214%	9/1/40	342	356
[2,3]	Fannie Mae Pool	3.238%	10/1/40	268	280
[2,3]	Fannie Mae Pool	3.252%	11/1/40	108	113
[2,3]	Fannie Mae Pool	3.297%	1/1/41	259	277
[2,3]	Fannie Mae Pool	3.298%	1/1/40	171	178
[2,3]	Fannie Mae Pool	3.365%	1/1/40	356	371
[2,3]	Fannie Mae Pool	3.373%	5/1/40	140	146
[2,3]	Fannie Mae Pool	3.448%	12/1/39	699	730
[2,3]	Fannie Mae Pool	3.509%	5/1/40	108	113
[2,3]	Fannie Mae Pool	3.534%	3/1/40	343	359
[2,3]	Fannie Mae Pool	3.542%	10/1/39	100	105
[2,3]	Fannie Mae Pool	3.580%	8/1/39	128	135
[2,3]	Fannie Mae Pool	3.600%	4/1/41	262	273
[2,3]	Fannie Mae Pool	3.613%	11/1/39	55	57
[2,3]	Fannie Mae Pool	3.628%	11/1/39	146	153
[2,3]	Fannie Mae Pool	3.670%	7/1/39	110	115
[2,3,5]	Fannie Mae Pool	3.679%	3/1/37	326	344
[2,3]	Fannie Mae Pool	3.696%	5/1/40	498	523
[2,3,5]	Fannie Mae Pool	3.712%	12/1/35	185	195
[2,3]	Fannie Mae Pool	3.766%	2/1/40	568	609
[2,3]	Fannie Mae Pool	3.831%	9/1/40	367	400
[2,3]	Fannie Mae Pool	4.205%	12/1/39	366	389
[2,3,5]	Fannie Mae Pool	4.392%	8/1/37	232	245
[2,3]	Fannie Mae Pool	4.494%	11/1/34	112	119
[2,3]	Fannie Mae Pool	4.582%	8/1/35	291	309
[2,3,5]	Fannie Mae Pool	4.850%	3/1/37	88	92
[2,3,5]	Fannie Mae Pool	4.870%	10/1/38	268	287
[2,3,5]	Fannie Mae Pool	4.985%	3/1/37	100	106
[2,3]	Fannie Mae Pool	4.998%	12/1/33	49	53
[2,3]	Fannie Mae Pool	5.098%	3/1/38	181	196
[2,3,5]	Fannie Mae Pool	5.190%	3/1/37	149	157
[2,3]	Fannie Mae Pool	5.208%	7/1/38	14	15
[2,3]	Fannie Mae Pool	5.227%	7/1/36	84	91
[2,3]	Fannie Mae Pool	5.364%	12/1/35	127	136
[2,3]	Fannie Mae Pool	5.412%	8/1/38	7	8
[2,3]	Fannie Mae Pool	5.582%	5/1/36	88	95
[2,3,5]	Fannie Mae Pool	5.613%	6/1/37	47	50
[2,3,5]	Fannie Mae Pool	5.659%	4/1/37	50	52
[2,3]	Fannie Mae Pool	5.713%	4/1/37	143	155
[2,3]	Fannie Mae Pool	5.739%	12/1/37	245	262
[2,3,5]	Fannie Mae Pool	5.874%	8/1/37	108	115
[2,3]	Fannie Mae Pool	5.906%	6/1/36	24	26
[2,3]	Fannie Mae Pool	5.921%	10/1/37	166	180
[2,3]	Fannie Mae Pool	5.948%	11/1/36	202	218
[2,3]	Fannie Mae Pool	5.988%	7/1/37	37	40
[2,3,5]	Fannie Mae Pool	6.246%	9/1/37	91	95
[2,3,5]	Freddie Mac Non Gold Pool	2.364%	12/1/34	185	196

[2,3,5]	Freddie Mac Non Gold Pool	2.375%	11/1/34	102	107
[2,3,5]	Freddie Mac Non Gold Pool	2.518%	12/1/34	82	87
[2,3,5]	Freddie Mac Non Gold Pool	2.580%	12/1/36	168	176
[2,3,5]	Freddie Mac Non Gold Pool	2.587%	3/1/36	157	168
[2,3]	Freddie Mac Non Gold Pool	2.623%	12/1/40	193	200
[2,3,5]	Freddie Mac Non Gold Pool	2.631%	1/1/35	11	12
[2,3]	Freddie Mac Non Gold Pool	2.718%	12/1/40	280	289
[2,3]	Freddie Mac Non Gold Pool	2.764%	11/1/40	167	173
[2,3]	Freddie Mac Non Gold Pool	2.824%	1/1/41	206	212
[2,3,5]	Freddie Mac Non Gold Pool	2.876%	4/1/37	89	91
[2,3]	Freddie Mac Non Gold Pool	2.977%	2/1/41	293	305
[2,3]	Freddie Mac Non Gold Pool	3.075%	3/1/41	183	191
[2,3]	Freddie Mac Non Gold Pool	3.150%	11/1/40	246	257
[2,3]	Freddie Mac Non Gold Pool	3.182%	7/1/35	80	84
[2,3]	Freddie Mac Non Gold Pool	3.270%	6/1/40	160	167
[2,3]	Freddie Mac Non Gold Pool	3.328%	4/1/40	219	229
[2,3]	Freddie Mac Non Gold Pool	3.352%	5/1/40	87	91
[2,3]	Freddie Mac Non Gold Pool	3.453%	5/1/40	103	108
[2,3]	Freddie Mac Non Gold Pool	3.506%	8/1/40	337	363
[2,3]	Freddie Mac Non Gold Pool	3.579%	11/1/39	364	382
[2,3]	Freddie Mac Non Gold Pool	3.603%	6/1/40	413	433
[2,3]	Freddie Mac Non Gold Pool	3.607%	6/1/40	223	235
[2,3]	Freddie Mac Non Gold Pool	3.622%	1/1/40	213	224
[2,3]	Freddie Mac Non Gold Pool	3.674%	9/1/40	306	321
[2,3,5]	Freddie Mac Non Gold Pool	3.824%	4/1/37	118	124
[2,3]	Freddie Mac Non Gold Pool	3.973%	3/1/40	487	513
[2,3]	Freddie Mac Non Gold Pool	4.788%	5/1/38	47	50
[2,3]	Freddie Mac Non Gold Pool	4.828%	4/1/37	187	193
[2,3]	Freddie Mac Non Gold Pool	4.874%	3/1/37	147	154
[2,3]	Freddie Mac Non Gold Pool	4.895%	12/1/35	211	223
[2,3]	Freddie Mac Non Gold Pool	4.913%	5/1/35	130	138
[2,3]	Freddie Mac Non Gold Pool	5.027%	10/1/36	149	162
[2,3]	Freddie Mac Non Gold Pool	5.247%	3/1/38	250	270
[2,3]	Freddie Mac Non Gold Pool	5.371%	12/1/35	95	100
[2,3]	Freddie Mac Non Gold Pool	5.486%	1/1/38	144	156
[2,3]	Freddie Mac Non Gold Pool	5.529%	2/1/36	100	108
[2,3]	Freddie Mac Non Gold Pool	5.542%	3/1/37	36	39
[2,3]	Freddie Mac Non Gold Pool	5.715%	6/1/37	338	353
[2,3]	Freddie Mac Non Gold Pool	5.746%	5/1/36	77	82
[2,3]	Freddie Mac Non Gold Pool	5.748%	9/1/36	451	484
[2,3]	Freddie Mac Non Gold Pool	5.782%	9/1/37	220	239
[2,3]	Freddie Mac Non Gold Pool	5.800%	10/1/37	79	82
[2,3]	Freddie Mac Non Gold Pool	5.812%	8/1/37	128	139
[2,3]	Freddie Mac Non Gold Pool	5.846%	5/1/37	146	158
[2,3]	Freddie Mac Non Gold Pool	5.896%	6/1/37	71	75
[2,3]	Freddie Mac Non Gold Pool	5.912%	12/1/36	56	60
[2,3]	Freddie Mac Non Gold Pool	6.044%	12/1/36	129	140
[2,3]	Freddie Mac Non Gold Pool	6.069%	10/1/37	25	28
[2,3]	Freddie Mac Non Gold Pool	6.397%	2/1/37	67	72
3	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	1,947	2,022
3	Ginnie Mae II Pool	3.000%	12/20/40–11/20/41	1,033	1,084
3	Ginnie Mae II Pool	3.500%	1/20/41	201	213
3	Ginnie Mae II Pool	4.000%	9/20/39–10/20/41	1,565	1,649
3	Ginnie Mae II Pool	4.500%	10/20/39	28	30

3 Ginnie Mae II Pool	5.000%	7/20/38–10/20/38	95	100
				28,664
Total U.S. Government and Agency Obligations (Cost $1,687,197)				1,760,329
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.050%	11/10/38	14	14
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.153%	11/10/38	50	52
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.877%	7/10/42	510	536
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.075%	11/10/42	75	77
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	4.727%	7/10/43	115	122
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.730%	5/10/45	275	315
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.766%	5/10/45	85	75
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.372%	9/10/45	475	536
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.421%	9/10/45	5	5
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.115%	10/10/45	700	785
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.120%	10/10/45	700	703
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.634%	7/10/46	500	565
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.193%	9/10/47	90	90
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.193%	9/10/47	50	53
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.414%	9/10/47	425	473
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	5.448%	9/10/47	50	49
3 Banc of America Merrill Lynch Commercial
Mortgage Inc.	6.200%	2/10/51	500	585
6 Bank of Scotland plc	5.250%	2/21/17	375	408
3 Bear Stearns Commercial Mortgage
Securities	5.540%	4/12/38	175	200
3 Bear Stearns Commercial Mortgage
Securities	5.541%	4/12/38	125	135
3 Bear Stearns Commercial Mortgage
Securities	4.830%	8/15/38	245	247
3 Bear Stearns Commercial Mortgage
Securities	5.758%	9/11/38	150	160
3 Bear Stearns Commercial Mortgage
Securities	5.451%	3/11/39	125	142
3 Bear Stearns Commercial Mortgage
Securities	4.680%	8/13/39	425	440
3 Bear Stearns Commercial Mortgage
Securities	4.740%	3/13/40	195	199
3 Bear Stearns Commercial Mortgage
Securities	5.666%	6/11/40	499	502

3 Bear Stearns Commercial Mortgage
Securities	5.718%	6/11/40	75	58
3 Bear Stearns Commercial Mortgage
Securities	5.405%	12/11/40	130	146
3 Bear Stearns Commercial Mortgage
Securities	4.750%	6/11/41	110	105
3 Bear Stearns Commercial Mortgage
Securities	5.582%	9/11/41	95	99
3 Bear Stearns Commercial Mortgage
Securities	5.568%	10/12/41	237	251
3 Bear Stearns Commercial Mortgage
Securities	4.868%	11/11/41	60	61
3 Bear Stearns Commercial Mortgage
Securities	5.742%	9/11/42	825	969
3 Bear Stearns Commercial Mortgage
Securities	5.793%	9/11/42	175	184
3 Bear Stearns Commercial Mortgage
Securities	5.127%	10/12/42	213	214
3 Bear Stearns Commercial Mortgage
Securities	5.145%	10/12/42	350	398
3 Bear Stearns Commercial Mortgage
Securities	5.513%	1/12/45	190	198
3 Bear Stearns Commercial Mortgage
Securities	5.613%	6/11/50	413	423
3 Bear Stearns Commercial Mortgage
Securities	5.694%	6/11/50	150	171
3 Bear Stearns Commercial Mortgage
Securities	5.700%	6/11/50	575	649
3 Bear Stearns Commercial Mortgage
Securities	5.897%	6/11/50	235	250
3 Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	1,137
3 Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	269
3 Chase Issuance Trust	4.650%	3/15/15	1,000	1,034
3 Chase Issuance Trust	5.400%	7/15/15	250	265
6 Cie de Financement Foncier	2.125%	4/22/13	150	151
3 Citibank Credit Card Issuance Trust	4.900%	6/23/16	525	573
3 Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	110
3 Citibank Credit Card Issuance Trust	5.650%	9/20/19	250	299
3 Citigroup Commercial Mortgage Trust	4.830%	5/15/43	175	184
3 Citigroup Commercial Mortgage Trust	5.726%	3/15/49	425	481
3 Citigroup Commercial Mortgage Trust	5.431%	10/15/49	60	68
3 Citigroup Commercial Mortgage Trust	5.462%	10/15/49	100	105
3 Citigroup Commercial Mortgage Trust	5.482%	10/15/49	50	41
3 Citigroup Commercial Mortgage Trust	5.696%	12/10/49	135	141
3 Citigroup Commercial Mortgage Trust	5.696%	12/10/49	600	687
3 Citigroup Commercial Mortgage Trust	6.074%	12/10/49	425	490
3 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.225%	7/15/44	300	337
3 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.225%	7/15/44	145	155
3 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.886%	11/15/44	500	574
3 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.648%	10/15/48	250	246
3 Citigroup/Deutsche Bank Commercial
Mortgage Trust	5.322%	12/11/49	250	274

[3,6] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	466	497
3	Commercial Mortgage Pass Through
	Certificates	4.084%	6/10/38	425	434
3	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	496	519
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	460	514
3	Commercial Mortgage Pass Through
	Certificates	5.750%	6/10/46	550	624
3	Commercial Mortgage Pass Through
	Certificates	5.775%	6/10/46	100	106
3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	81	81
3	Commercial Mortgage Pass Through
	Certificates	5.813%	12/10/49	550	637
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	260	270
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	25	25
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.014%	2/15/38	250	274
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.075%	2/15/38	85	86
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	273	278
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	50	53
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.190%	8/15/38	75	75
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	85	84
3	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	30	31
3	Credit Suisse Mortgage Capital Certificates	5.814%	6/15/38	600	675
3	Credit Suisse Mortgage Capital Certificates	5.418%	2/15/39	175	196
3	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	200	215
3	Credit Suisse Mortgage Capital Certificates	5.419%	2/15/39	75	73
3	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	200	215
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	50	49
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	150	165
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	175	182
3	CW Capital Cobalt Ltd.	5.815%	5/15/46	300	336
3	Discover Card Master Trust	5.650%	12/15/15	600	634
3	Discover Card Master Trust	5.650%	3/16/20	275	328
3	First Union Commercial Mortgage Trust	6.599%	10/15/35	29	29
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	150	152
3	Ford Credit Auto Owner Trust	2.150%	6/15/15	425	434
3	Ford Credit Auto Owner Trust	1.150%	6/15/17	150	150
3	GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	175	178
3	GE Capital Commercial Mortgage Corp.	5.329%	3/10/44	425	477
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	150	167
3	GE Capital Commercial Mortgage Corp.	5.543%	12/10/49	175	192
3	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	90	91
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	350	368
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	17	17
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	400	425
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	100	105

3 Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	74	75
3 Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	743
3 Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	164	165
3 Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	775	845
3 Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	150	142
3 Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	250	284
3 Greenwich Capital Commercial Funding Corp.	5.883%	7/10/38	100	102
3 Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	49
3 Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,200	1,302
3 Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	100	105
3 GS Mortgage Securities Corp. II	5.506%	4/10/38	184	186
3 GS Mortgage Securities Corp. II	5.553%	4/10/38	650	722
3 GS Mortgage Securities Corp. II	5.622%	4/10/38	150	153
3 GS Mortgage Securities Corp. II	5.396%	8/10/38	300	321
3 GS Mortgage Securities Corp. II	3.707%	8/10/44	80	84
3 GS Mortgage Securities Corp. II	3.482%	1/10/45	300	307
3 Honda Auto Receivables Owner Trust	1.800%	4/17/17	75	76
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.050%	12/12/34	167	169
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.654%	1/12/37	75	76
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.366%	8/12/37	50	51
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.824%	9/12/37	11	11
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.879%	1/12/38	774	809
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.404%	1/12/39	150	157
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.575%	6/12/41	500	542
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	4.780%	7/15/42	130	137
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.323%	1/12/43	50	52
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.475%	4/15/43	200	225
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.445%	12/12/44	75	77
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.247%	12/15/44	105	114
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.326%	12/15/44	35	35
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	275	316
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	90	78
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.871%	4/15/45	40	42
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.593%	5/12/45	253	264
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	5/15/45	115	121
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.447%	5/15/45	200	210
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.440%	6/12/47	250	279

3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.816%	6/15/49	300	328
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.794%	2/12/51	525	596
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.855%	2/12/51	198	199
3 JP Morgan Chase Commercial Mortgage
Securities Corp.	5.891%	2/12/51	75	80
3 LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	700	744
3 LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	350	378
3 LB-UBS Commercial Mortgage Trust	5.150%	4/15/30	225	245
3 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	279
3 LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	75	80
3 LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	334	337
3 LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	91	93
3 LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	325	331
3 LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	225	234
3 LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	700	724
3 LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	475	534
3 LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	60	64
3 LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	275	309
3 LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	325	358
3 LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	125	127
3 LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	50	50
3 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	130	131
3 LB-UBS Commercial Mortgage Trust	6.143%	4/15/41	200	233
3 LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	600	681
3 Merrill Lynch Mortgage Trust	5.236%	11/12/35	400	420
3 Merrill Lynch Mortgage Trust	5.107%	7/12/38	45	48
3 Merrill Lynch Mortgage Trust	5.660%	5/12/39	50	53
3 Merrill Lynch Mortgage Trust	5.660%	5/12/39	400	461
3 Merrill Lynch Mortgage Trust	5.782%	8/12/43	125	130
3 Merrill Lynch Mortgage Trust	5.291%	1/12/44	350	396
3 Merrill Lynch Mortgage Trust	5.840%	6/12/50	700	788
3 Merrill Lynch Mortgage Trust	5.690%	2/12/51	500	572
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.898%	6/12/46	600	693
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.456%	7/12/46	85	87
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.378%	8/12/48	465	499
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.590%	9/12/49	221	222
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.700%	9/12/49	125	136
3 Merrill Lynch/Countrywide Commercial
Mortgage Trust	5.204%	12/12/49	50	49
3 Morgan Stanley Capital I	4.970%	4/14/40	575	608
3 Morgan Stanley Capital I	5.110%	6/15/40	65	69
3 Morgan Stanley Capital I	5.270%	6/13/41	200	211
3 Morgan Stanley Capital I	5.813%	8/12/41	50	54
3 Morgan Stanley Capital I	5.328%	11/12/41	135	152
3 Morgan Stanley Capital I	5.360%	11/12/41	200	203
3 Morgan Stanley Capital I	4.780%	12/13/41	100	108
3 Morgan Stanley Capital I	4.840%	12/13/41	35	35
3 Morgan Stanley Capital I	4.970%	12/15/41	425	444
3 Morgan Stanley Capital I	5.168%	1/14/42	125	137

3 Morgan Stanley Capital I	5.640%	6/11/42	300	351
3 Morgan Stanley Capital I	5.640%	6/11/42	150	161
3 Morgan Stanley Capital I	4.989%	8/13/42	225	249
3 Morgan Stanley Capital I	5.073%	8/13/42	95	94
3 Morgan Stanley Capital I	5.230%	9/15/42	750	847
3 Morgan Stanley Capital I	5.730%	10/15/42	240	272
3 Morgan Stanley Capital I	5.735%	10/15/42	100	98
3 Morgan Stanley Capital I	5.735%	10/15/42	20	22
3 Morgan Stanley Capital I	5.201%	11/14/42	400	448
3 Morgan Stanley Capital I	6.278%	1/11/43	475	569
3 Morgan Stanley Capital I	5.332%	12/15/43	200	227
3 Morgan Stanley Capital I	5.418%	3/12/44	300	340
3 Morgan Stanley Capital I	5.467%	3/12/44	118	124
3 Morgan Stanley Capital I	5.773%	7/12/44	125	137
3 Morgan Stanley Capital I	5.793%	7/12/44	115	113
3 Morgan Stanley Capital I	3.244%	3/15/45	350	349
3 Morgan Stanley Capital I	4.660%	9/13/45	116	121
3 Morgan Stanley Capital I	4.985%	6/12/47	75	76
3 Morgan Stanley Capital I	5.692%	4/15/49	450	495
3 Morgan Stanley Capital I	5.544%	11/12/49	100	108
3 Morgan Stanley Capital I	5.809%	12/12/49	550	631
3 Morgan Stanley Capital I	6.108%	12/12/49	125	133
3 Morgan Stanley Capital I	5.090%	10/12/52	98	97
3 Morgan Stanley Capital I	5.204%	10/12/52	200	212
3 Morgan Stanley Capital I	4.770%	7/15/56	85	85
3 Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	700	714
3 Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	479	487
3 Nissan Auto Receivables Owner Trust	5.050%	11/17/14	71	72
6 Northern Rock Asset Management plc	5.625%	6/22/17	150	160
3 PSE&G Transition Funding LLC	6.890%	12/15/17	600	706
6 Royal Bank of Canada	3.125%	4/14/15	225	238
3 TIAA Seasoned Commercial Mortgage Trust	5.656%	8/15/39	85	90
3 Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	115	119
3 Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	325	340
3 Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	370	389
3 Wachovia Bank Commercial Mortgage Trust	5.317%	7/15/41	275	294
3 Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	600	630
3 Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	250	275
3 Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	50	51
3 Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	195
3 Wachovia Bank Commercial Mortgage Trust	5.737%	5/15/43	475	541
3 Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	881
3 Wachovia Bank Commercial Mortgage Trust	4.750%	5/15/44	35	37
3 Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	75	73
3 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	775	859
3 Wachovia Bank Commercial Mortgage Trust	5.205%	10/15/44	35	36
3 Wachovia Bank Commercial Mortgage Trust	5.271%	12/15/44	500	560
3 Wachovia Bank Commercial Mortgage Trust	5.321%	12/15/44	50	54
3 Wachovia Bank Commercial Mortgage Trust	5.968%	6/15/45	34	36
3 Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	440	497
3 Wachovia Bank Commercial Mortgage Trust	5.679%	10/15/48	150	164
3 Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	425	455
3 WF-RBS Commercial Mortgage Trust	3.440%	4/15/45	175	177
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $61,425)				68,331

Corporate Bonds (21.1%)
Finance (7.3%)
Banking (4.8%)
Abbey National Treasury Services plc	2.875%	4/25/14	75	75
Abbey National Treasury Services plc	4.000%	4/27/16	575	573
American Express Bank FSB	5.500%	4/16/13	350	366
American Express Centurion Bank	5.950%	6/12/17	50	58
American Express Centurion Bank	6.000%	9/13/17	625	730
American Express Co.	7.250%	5/20/14	175	196
American Express Co.	5.500%	9/12/16	100	113
American Express Co.	6.150%	8/28/17	100	118
American Express Co.	7.000%	3/19/18	675	828
American Express Co.	8.125%	5/20/19	175	229
American Express Co.	8.150%	3/19/38	50	74
3 American Express Co.	6.800%	9/1/66	200	205
American Express Credit Corp.	5.875%	5/2/13	700	736
American Express Credit Corp.	5.125%	8/25/14	50	54
American Express Credit Corp.	2.750%	9/15/15	700	726
American Express Credit Corp.	2.800%	9/19/16	215	221
American Express Credit Corp.	2.375%	3/24/17	250	251
Banco Santander Chile	2.875%	11/13/12	25	25
BanColombia SA	4.250%	1/12/16	275	287
Bank of America Corp.	4.900%	5/1/13	475	489
Bank of America Corp.	7.375%	5/15/14	275	298
Bank of America Corp.	5.125%	11/15/14	1,050	1,098
Bank of America Corp.	4.500%	4/1/15	200	207
Bank of America Corp.	4.750%	8/1/15	500	522
Bank of America Corp.	3.700%	9/1/15	250	252
Bank of America Corp.	5.250%	12/1/15	75	78
Bank of America Corp.	3.625%	3/17/16	100	100
Bank of America Corp.	3.750%	7/12/16	700	703
Bank of America Corp.	6.500%	8/1/16	375	411
Bank of America Corp.	5.750%	8/15/16	100	105
Bank of America Corp.	5.420%	3/15/17	125	127
Bank of America Corp.	5.750%	12/1/17	175	187
Bank of America Corp.	5.650%	5/1/18	975	1,038
Bank of America Corp.	7.625%	6/1/19	300	345
Bank of America Corp.	5.625%	7/1/20	350	364
Bank of America Corp.	5.700%	1/24/22	125	132
Bank of America Corp.	5.875%	2/7/42	225	224
Bank of America NA	5.300%	3/15/17	1,125	1,174
Bank of Montreal	2.125%	6/28/13	150	153
Bank of Montreal	2.500%	1/11/17	350	357
Bank of New York Mellon Corp.	4.500%	4/1/13	50	52
Bank of New York Mellon Corp.	4.300%	5/15/14	150	161
Bank of New York Mellon Corp.	4.950%	3/15/15	200	219
Bank of New York Mellon Corp.	2.500%	1/15/16	450	461
Bank of New York Mellon Corp.	5.450%	5/15/19	200	231
Bank of New York Mellon Corp.	3.550%	9/23/21	400	408
Bank of Nova Scotia	2.375%	12/17/13	625	642
Bank of Nova Scotia	2.900%	3/29/16	500	522
Bank One Corp.	4.900%	4/30/15	100	107
Barclays Bank plc	5.200%	7/10/14	600	636
Barclays Bank plc	3.900%	4/7/15	400	417
Barclays Bank plc	5.000%	9/22/16	675	727
Barclays Bank plc	5.125%	1/8/20	650	684
BB&T Capital Trust II	6.750%	6/7/36	175	175

3	BB&T Capital Trust IV	6.820%	6/12/77	25	25
	BB&T Corp.	2.050%	4/28/14	250	255
	BB&T Corp.	5.200%	12/23/15	625	690
	BB&T Corp.	2.150%	3/22/17	175	174
	BB&T Corp.	4.900%	6/30/17	75	82
	BBVA US Senior SAU	3.250%	5/16/14	175	174
	Bear Stearns Cos. LLC	5.700%	11/15/14	550	604
	Bear Stearns Cos. LLC	5.300%	10/30/15	50	55
	Bear Stearns Cos. LLC	5.550%	1/22/17	650	717
	Bear Stearns Cos. LLC	6.400%	10/2/17	400	467
	Bear Stearns Cos. LLC	7.250%	2/1/18	325	393
	BNP Paribas SA	3.250%	3/11/15	300	304
	BNP Paribas SA	3.600%	2/23/16	525	531
	BNP Paribas SA	5.000%	1/15/21	625	631
	BNY Mellon NA	4.750%	12/15/14	50	54
	Branch Banking & Trust Co.	5.625%	9/15/16	175	198
	Canadian Imperial Bank of Commerce	1.450%	9/13/13	75	76
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	40	41
	Capital One Bank USA NA	8.800%	7/15/19	900	1,102
	Capital One Financial Corp.	2.150%	3/23/15	275	275
	Capital One Financial Corp.	5.500%	6/1/15	25	27
	Capital One Financial Corp.	3.150%	7/15/16	250	256
	Capital One Financial Corp.	6.150%	9/1/16	125	138
	Capital One Financial Corp.	5.250%	2/21/17	50	53
	Capital One Financial Corp.	6.750%	9/15/17	75	89
	Capital One Financial Corp.	4.750%	7/15/21	50	53
[3,6]	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	566
	Citigroup Inc.	5.300%	10/17/12	1,050	1,073
	Citigroup Inc.	5.500%	4/11/13	675	700
	Citigroup Inc.	6.500%	8/19/13	500	529
	Citigroup Inc.	6.000%	12/13/13	350	370
	Citigroup Inc.	5.125%	5/5/14	100	105
	Citigroup Inc.	6.375%	8/12/14	50	54
	Citigroup Inc.	5.000%	9/15/14	975	1,008
	Citigroup Inc.	5.500%	10/15/14	300	322
	Citigroup Inc.	6.010%	1/15/15	275	298
	Citigroup Inc.	4.750%	5/19/15	275	290
	Citigroup Inc.	4.700%	5/29/15	50	53
	Citigroup Inc.	4.587%	12/15/15	275	289
	Citigroup Inc.	5.300%	1/7/16	225	242
	Citigroup Inc.	3.953%	6/15/16	100	103
	Citigroup Inc.	4.450%	1/10/17	300	314
	Citigroup Inc.	6.000%	8/15/17	225	250
	Citigroup Inc.	6.125%	11/21/17	825	921
	Citigroup Inc.	6.125%	5/15/18	875	973
	Citigroup Inc.	8.500%	5/22/19	300	370
	Citigroup Inc.	4.500%	1/14/22	575	578
	Citigroup Inc.	6.625%	6/15/32	100	102
	Citigroup Inc.	5.875%	2/22/33	250	236
	Citigroup Inc.	6.000%	10/31/33	350	335
	Citigroup Inc.	6.125%	8/25/36	75	72
	Citigroup Inc.	5.875%	5/29/37	325	335
	Citigroup Inc.	6.875%	3/5/38	640	736
	Citigroup Inc.	8.125%	7/15/39	575	745
	Comerica Bank	5.750%	11/21/16	225	253
	Comerica Bank	5.200%	8/22/17	75	82
	Commonwealth Bank of Australia	1.950%	3/16/15	350	352

Compass Bank	6.400%	10/1/17	75	78
Compass Bank	5.900%	4/1/26	50	45
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	125	126
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	981
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	508
Countrywide Financial Corp.	6.250%	5/15/16	125	130
Credit Suisse	5.000%	5/15/13	465	483
Credit Suisse	2.200%	1/14/14	675	681
Credit Suisse	3.500%	3/23/15	525	546
Credit Suisse	5.300%	8/13/19	250	275
Credit Suisse	5.400%	1/14/20	675	699
Credit Suisse	4.375%	8/5/20	910	946
Credit Suisse USA Inc.	5.500%	8/15/13	200	210
Credit Suisse USA Inc.	5.125%	1/15/14	100	106
Credit Suisse USA Inc.	4.875%	1/15/15	635	688
Credit Suisse USA Inc.	5.125%	8/15/15	75	82
Deutsche Bank AG	4.875%	5/20/13	575	596
Deutsche Bank AG	3.450%	3/30/15	300	311
Deutsche Bank AG	3.250%	1/11/16	375	383
Deutsche Bank AG	6.000%	9/1/17	550	624
Deutsche Bank Financial LLC	5.375%	3/2/15	300	310
Fifth Third Bancorp	3.625%	1/25/16	400	421
Fifth Third Bancorp	3.500%	3/15/22	375	365
Fifth Third Bancorp	8.250%	3/1/38	225	298
First Horizon National Corp.	5.375%	12/15/15	625	664
First Niagara Financial Group Inc.	6.750%	3/19/20	50	55
First Niagara Financial Group Inc.	7.250%	12/15/21	25	27
First Tennessee Bank NA	5.050%	1/15/15	50	51
Goldman Sachs Capital I	6.345%	2/15/34	400	379
Goldman Sachs Group Inc.	4.750%	7/15/13	1,225	1,267
Goldman Sachs Group Inc.	5.250%	10/15/13	225	235
Goldman Sachs Group Inc.	5.150%	1/15/14	635	668
Goldman Sachs Group Inc.	5.000%	10/1/14	175	185
Goldman Sachs Group Inc.	5.125%	1/15/15	665	708
Goldman Sachs Group Inc.	3.700%	8/1/15	550	560
Goldman Sachs Group Inc.	5.350%	1/15/16	525	560
Goldman Sachs Group Inc.	3.625%	2/7/16	375	375
Goldman Sachs Group Inc.	5.750%	10/1/16	425	460
Goldman Sachs Group Inc.	5.625%	1/15/17	450	475
Goldman Sachs Group Inc.	6.250%	9/1/17	475	521
Goldman Sachs Group Inc.	5.950%	1/18/18	825	888
Goldman Sachs Group Inc.	6.150%	4/1/18	200	216
Goldman Sachs Group Inc.	7.500%	2/15/19	75	86
Goldman Sachs Group Inc.	5.375%	3/15/20	450	456
Goldman Sachs Group Inc.	6.000%	6/15/20	205	216
Goldman Sachs Group Inc.	5.250%	7/27/21	475	469
Goldman Sachs Group Inc.	5.750%	1/24/22	150	154
Goldman Sachs Group Inc.	5.950%	1/15/27	550	544
Goldman Sachs Group Inc.	6.125%	2/15/33	125	123
Goldman Sachs Group Inc.	6.450%	5/1/36	300	290
Goldman Sachs Group Inc.	6.750%	10/1/37	1,275	1,240
Goldman Sachs Group Inc.	6.250%	2/1/41	675	665
6 HBOS plc	6.750%	5/21/18	150	139
HSBC Bank USA NA	4.875%	8/24/20	250	256

HSBC Bank USA NA	5.625%	8/15/35	250	253
HSBC Holdings plc	5.100%	4/5/21	1,075	1,163
HSBC Holdings plc	4.875%	1/14/22	225	239
HSBC Holdings plc	4.000%	3/30/22	225	223
HSBC Holdings plc	7.625%	5/17/32	100	112
HSBC Holdings plc	7.350%	11/27/32	100	108
HSBC Holdings plc	6.500%	5/2/36	500	558
HSBC Holdings plc	6.500%	9/15/37	450	504
HSBC Holdings plc	6.800%	6/1/38	50	58
HSBC USA Inc.	2.375%	2/13/15	250	252
Huntington Bancshares Inc.	7.000%	12/15/20	25	28
JP Morgan Chase Capital XVII	5.850%	8/1/35	150	148
3 JP Morgan Chase Capital XVIII	6.950%	8/1/66	75	76
3 JP Morgan Chase Capital XX	6.550%	9/15/66	125	124
3 JP Morgan Chase Capital XXII	6.450%	1/15/87	225	225
JP Morgan Chase Capital XXV	6.800%	10/1/37	225	223
JPMorgan Chase & Co.	4.750%	5/1/13	475	495
JPMorgan Chase & Co.	1.650%	9/30/13	265	268
JPMorgan Chase & Co.	2.050%	1/24/14	510	519
JPMorgan Chase & Co.	4.875%	3/15/14	230	244
JPMorgan Chase & Co.	4.650%	6/1/14	400	426
JPMorgan Chase & Co.	5.125%	9/15/14	410	439
JPMorgan Chase & Co.	3.700%	1/20/15	250	263
JPMorgan Chase & Co.	4.750%	3/1/15	775	842
JPMorgan Chase & Co.	5.250%	5/1/15	425	461
JPMorgan Chase & Co.	5.150%	10/1/15	375	410
JPMorgan Chase & Co.	2.600%	1/15/16	150	151
JPMorgan Chase & Co.	3.450%	3/1/16	275	287
JPMorgan Chase & Co.	3.150%	7/5/16	525	541
JPMorgan Chase & Co.	6.125%	6/27/17	75	85
JPMorgan Chase & Co.	6.000%	1/15/18	450	520
JPMorgan Chase & Co.	6.300%	4/23/19	1,475	1,709
JPMorgan Chase & Co.	4.400%	7/22/20	575	597
JPMorgan Chase & Co.	4.350%	8/15/21	255	261
JPMorgan Chase & Co.	4.500%	1/24/22	50	52
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,126
JPMorgan Chase & Co.	5.500%	10/15/40	200	216
JPMorgan Chase & Co.	5.600%	7/15/41	500	542
JPMorgan Chase & Co.	5.400%	1/6/42	150	159
JPMorgan Chase Bank NA	5.875%	6/13/16	25	28
JPMorgan Chase Bank NA	6.000%	10/1/17	300	343
JPMorgan Chase Capital XXVII	7.000%	11/1/39	150	150
KeyBank NA	4.950%	9/15/15	150	160
KeyBank NA	5.450%	3/3/16	150	164
KeyCorp	6.500%	5/14/13	150	158
KeyCorp	5.100%	3/24/21	25	28
Lloyds TSB Bank plc	4.875%	1/21/16	200	207
Lloyds TSB Bank plc	4.200%	3/28/17	400	402
Lloyds TSB Bank plc	6.375%	1/21/21	575	617
M&I Marshall & Ilsley Bank	4.850%	6/16/15	275	294
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	229
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	146
MBNA Corp.	5.000%	6/15/15	50	52
Mellon Funding Corp.	5.000%	12/1/14	300	326
Merrill Lynch & Co. Inc.	6.150%	4/25/13	450	468
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	155
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	236

Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	522
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	235
Merrill Lynch & Co. Inc.	5.700%	5/2/17	300	307
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	436
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,175	1,305
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	81
Merrill Lynch & Co. Inc.	6.220%	9/15/26	150	152
Merrill Lynch & Co. Inc.	6.110%	1/29/37	100	95
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,545	1,691
Morgan Stanley	2.875%	1/24/14	950	946
Morgan Stanley	4.750%	4/1/14	525	532
Morgan Stanley	6.000%	5/13/14	500	524
Morgan Stanley	4.200%	11/20/14	475	479
Morgan Stanley	4.100%	1/26/15	225	226
Morgan Stanley	6.000%	4/28/15	225	236
Morgan Stanley	5.375%	10/15/15	175	181
Morgan Stanley	3.450%	11/2/15	700	685
Morgan Stanley	3.800%	4/29/16	575	560
Morgan Stanley	5.750%	10/18/16	375	391
Morgan Stanley	5.450%	1/9/17	575	589
Morgan Stanley	4.750%	3/22/17	150	150
Morgan Stanley	5.550%	4/27/17	50	51
Morgan Stanley	5.950%	12/28/17	375	387
Morgan Stanley	6.625%	4/1/18	450	474
Morgan Stanley	7.300%	5/13/19	525	565
Morgan Stanley	5.625%	9/23/19	800	789
Morgan Stanley	5.500%	1/26/20	275	268
Morgan Stanley	5.500%	7/24/20	175	171
Morgan Stanley	5.750%	1/25/21	150	147
Morgan Stanley	5.500%	7/28/21	175	170
Morgan Stanley	6.250%	8/9/26	450	447
Morgan Stanley	7.250%	4/1/32	150	164
National Australia Bank	2.000%	3/9/15	175	175
National Australia Bank	2.750%	3/9/17	175	174
National City Corp.	4.900%	1/15/15	500	547
Northern Trust Corp.	5.500%	8/15/13	50	53
Northern Trust Corp.	4.625%	5/1/14	100	107
Northern Trust Corp.	3.375%	8/23/21	100	102
PNC Bank NA	4.875%	9/21/17	375	408
PNC Bank NA	6.000%	12/7/17	100	114
PNC Funding Corp.	3.625%	2/8/15	75	80
PNC Funding Corp.	5.250%	11/15/15	100	111
PNC Funding Corp.	5.625%	2/1/17	75	84
PNC Funding Corp.	6.700%	6/10/19	25	30
PNC Funding Corp.	5.125%	2/8/20	150	170
PNC Funding Corp.	4.375%	8/11/20	475	515
PNC Funding Corp.	3.300%	3/8/22	500	492
Royal Bank of Canada	2.100%	7/29/13	1,150	1,173
Royal Bank of Canada	2.625%	12/15/15	150	157
Royal Bank of Canada	2.875%	4/19/16	150	157
Royal Bank of Scotland Group plc	6.400%	10/21/19	650	683
Royal Bank of Scotland plc	3.250%	1/11/14	275	279
6 Royal Bank of Scotland plc	4.875%	8/25/14	100	104
Royal Bank of Scotland plc	4.875%	3/16/15	450	466
Royal Bank of Scotland plc	3.950%	9/21/15	25	25
Royal Bank of Scotland plc	4.375%	3/16/16	75	77
Royal Bank of Scotland plc	5.625%	8/24/20	200	207

Royal Bank of Scotland plc	6.125%	1/11/21	250	268
Santander UK plc	7.950%	10/26/29	200	204
SouthTrust Corp.	5.800%	6/15/14	50	54
Sovereign Bank	8.750%	5/30/18	75	88
State Street Corp.	2.875%	3/7/16	550	574
State Street Corp.	4.956%	3/15/18	275	288
SunTrust Bank	7.250%	3/15/18	75	86
SunTrust Banks Inc.	3.600%	4/15/16	75	77
SunTrust Banks Inc.	3.500%	1/20/17	350	355
SunTrust Banks Inc.	6.000%	9/11/17	50	56
Svenska Handelsbanken AB	2.875%	4/4/17	225	225
Toronto-Dominion Bank	1.375%	7/14/14	90	92
Toronto-Dominion Bank	2.500%	7/14/16	120	124
Toronto-Dominion Bank	2.375%	10/19/16	250	256
UBS AG	2.250%	8/12/13	500	503
UBS AG	2.250%	1/28/14	300	301
UBS AG	7.000%	10/15/15	250	270
UBS AG	7.375%	6/15/17	200	223
UBS AG	5.875%	12/20/17	425	471
UBS AG	5.750%	4/25/18	375	410
UBS AG	4.875%	8/4/20	550	570
UFJ Finance Aruba AEC	6.750%	7/15/13	150	160
Union Bank NA	5.950%	5/11/16	100	107
Union Bank NA	3.000%	6/6/16	25	26
UnionBanCal Corp.	5.250%	12/16/13	50	53
US Bancorp	2.000%	6/14/13	500	508
US Bancorp	4.200%	5/15/14	500	534
US Bancorp	3.150%	3/4/15	50	53
US Bancorp	3.442%	2/1/16	150	154
US Bancorp	4.125%	5/24/21	250	269
US Bancorp	3.000%	3/15/22	125	123
US Bank NA	4.950%	10/30/14	600	656
Wachovia Bank NA	4.875%	2/1/15	270	291
Wachovia Bank NA	6.000%	11/15/17	200	229
Wachovia Bank NA	5.850%	2/1/37	300	324
Wachovia Bank NA	6.600%	1/15/38	225	266
Wachovia Corp.	5.500%	5/1/13	350	367
Wachovia Corp.	4.875%	2/15/14	180	190
Wachovia Corp.	5.250%	8/1/14	75	81
Wachovia Corp.	5.625%	10/15/16	125	139
Wachovia Corp.	5.750%	6/15/17	425	492
Wachovia Corp.	5.750%	2/1/18	300	347
Wells Fargo & Co.	4.950%	10/16/13	175	185
Wells Fargo & Co.	1.250%	2/13/15	575	572
Wells Fargo & Co.	3.625%	4/15/15	425	452
Wells Fargo & Co.	3.676%	6/15/16	50	54
Wells Fargo & Co.	2.625%	12/15/16	350	358
Wells Fargo & Co.	5.625%	12/11/17	575	667
Wells Fargo & Co.	4.600%	4/1/21	1,450	1,544
Wells Fargo & Co.	5.375%	2/7/35	200	215
Wells Fargo Bank NA	4.750%	2/9/15	1,475	1,586
Wells Fargo Bank NA	5.750%	5/16/16	125	139
Wells Fargo Bank NA	5.950%	8/26/36	200	217
Westpac Banking Corp.	1.850%	12/9/13	450	454
Westpac Banking Corp.	4.200%	2/27/15	750	804
Westpac Banking Corp.	3.000%	8/4/15	275	285
Westpac Banking Corp.	4.875%	11/19/19	250	269

Zions Bancorporation	4.500%	3/27/17	25	25

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	141
Ameriprise Financial Inc.	5.300%	3/15/20	50	54
BlackRock Inc.	3.500%	12/10/14	100	107
BlackRock Inc.	6.250%	9/15/17	100	120
BlackRock Inc.	5.000%	12/10/19	160	182
Charles Schwab Corp.	4.950%	6/1/14	325	352
Franklin Resources Inc.	2.000%	5/20/13	175	178
Franklin Resources Inc.	3.125%	5/20/15	100	104
GFI Group Inc.	8.375%	7/19/18	50	48
Jefferies Group Inc.	5.125%	4/13/18	175	170
Jefferies Group Inc.	8.500%	7/15/19	25	28
Jefferies Group Inc.	6.875%	4/15/21	175	176
Jefferies Group Inc.	6.450%	6/8/27	125	123
Jefferies Group Inc.	6.250%	1/15/36	175	159
Lazard Group LLC	6.850%	6/15/17	325	357
Nomura Holdings Inc.	5.000%	3/4/15	175	182
Nomura Holdings Inc.	6.700%	3/4/20	200	216
Raymond James Financial Inc.	4.250%	4/15/16	50	52
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	80
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	55

Finance Companies (0.7%)
Block Financial LLC	5.125%	10/30/14	150	155
General Electric Capital Corp.	4.800%	5/1/13	575	600
General Electric Capital Corp.	1.875%	9/16/13	625	635
General Electric Capital Corp.	2.100%	1/7/14	75	77
General Electric Capital Corp.	5.900%	5/13/14	50	55
General Electric Capital Corp.	5.500%	6/4/14	400	437
General Electric Capital Corp.	5.650%	6/9/14	125	137
General Electric Capital Corp.	3.750%	11/14/14	600	637
General Electric Capital Corp.	3.500%	6/29/15	800	851
General Electric Capital Corp.	4.375%	9/21/15	200	219
General Electric Capital Corp.	2.950%	5/9/16	375	392
General Electric Capital Corp.	3.350%	10/17/16	850	900
General Electric Capital Corp.	5.400%	2/15/17	300	342
General Electric Capital Corp.	5.625%	9/15/17	460	533
General Electric Capital Corp.	5.625%	5/1/18	1,040	1,204
General Electric Capital Corp.	6.000%	8/7/19	650	759
General Electric Capital Corp.	5.500%	1/8/20	75	85
General Electric Capital Corp.	5.550%	5/4/20	25	29
General Electric Capital Corp.	4.375%	9/16/20	150	159
General Electric Capital Corp.	5.300%	2/11/21	350	379
General Electric Capital Corp.	4.650%	10/17/21	375	399
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,404
General Electric Capital Corp.	6.150%	8/7/37	475	537
General Electric Capital Corp.	5.875%	1/14/38	675	738
General Electric Capital Corp.	6.875%	1/10/39	875	1,077
3 General Electric Capital Corp.	6.375%	11/15/67	400	406
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	93
HSBC Finance Corp.	4.750%	7/15/13	875	904
HSBC Finance Corp.	5.250%	1/15/14	325	342
HSBC Finance Corp.	5.000%	6/30/15	275	294
HSBC Finance Corp.	6.676%	1/15/21	640	683
SLM Corp.	5.050%	11/14/14	450	463

SLM Corp.	6.250%	1/25/16	825	857
SLM Corp.	8.450%	6/15/18	300	336
SLM Corp.	8.000%	3/25/20	75	81
SLM Corp.	5.625%	8/1/33	275	234

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	50	67
ACE INA Holdings Inc.	5.600%	5/15/15	175	197
ACE INA Holdings Inc.	2.600%	11/23/15	150	156
ACE INA Holdings Inc.	5.700%	2/15/17	100	117
ACE INA Holdings Inc.	5.800%	3/15/18	25	30
ACE INA Holdings Inc.	5.900%	6/15/19	25	30
AEGON Funding Co. LLC	5.750%	12/15/20	331	350
Aetna Inc.	6.000%	6/15/16	75	86
Aetna Inc.	6.500%	9/15/18	150	184
Aetna Inc.	6.625%	6/15/36	250	310
Aetna Inc.	6.750%	12/15/37	100	127
Aflac Inc.	2.650%	2/15/17	125	126
Aflac Inc.	4.000%	2/15/22	50	50
Aflac Inc.	6.900%	12/17/39	25	30
Alleghany Corp.	5.625%	9/15/20	100	104
Allied World Assurance Co. Ltd.	7.500%	8/1/16	425	484
Allstate Corp.	5.000%	8/15/14	150	163
Allstate Corp.	6.125%	12/15/32	100	114
Allstate Corp.	5.550%	5/9/35	125	136
Allstate Corp.	5.200%	1/15/42	325	339
3 Allstate Corp.	6.500%	5/15/57	225	222
3 Allstate Corp.	6.125%	5/15/67	75	73
Allstate Life Global Funding Trusts	5.375%	4/30/13	75	79
Alterra Finance LLC	6.250%	9/30/20	55	58
American Financial Group Inc.	9.875%	6/15/19	50	62
American International Group Inc.	4.250%	5/15/13	250	256
American International Group Inc.	4.250%	9/15/14	200	208
American International Group Inc.	5.050%	10/1/15	225	240
American International Group Inc.	4.875%	9/15/16	200	212
American International Group Inc.	5.600%	10/18/16	325	352
American International Group Inc.	5.850%	1/16/18	75	82
American International Group Inc.	8.250%	8/15/18	75	90
American International Group Inc.	6.400%	12/15/20	385	437
American International Group Inc.	6.250%	5/1/36	900	976
American International Group Inc.	6.250%	3/15/37	125	112
3 American International Group Inc.	8.175%	5/15/68	575	610
Aon Corp.	3.500%	9/30/15	125	131
Aon Corp.	5.000%	9/30/20	325	357
Aon Corp.	8.205%	1/1/27	25	29
Aon Corp.	6.250%	9/30/40	100	120
Arch Capital Group Ltd.	7.350%	5/1/34	75	87
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	50	53
Assurant Inc.	5.625%	2/15/14	25	26
Assurant Inc.	6.750%	2/15/34	50	52
AXA SA	8.600%	12/15/30	375	410
Axis Capital Holdings Ltd.	5.750%	12/1/14	50	54
Axis Specialty Finance LLC	5.875%	6/1/20	575	613
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	300	313
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	175	185
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	305
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	26

Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	561
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	135
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	88
Berkshire Hathaway Inc.	3.200%	2/11/15	225	239
Berkshire Hathaway Inc.	2.200%	8/15/16	525	542
Chubb Corp.	5.750%	5/15/18	50	60
Chubb Corp.	6.000%	5/11/37	125	153
Chubb Corp.	6.500%	5/15/38	50	64
3 Chubb Corp.	6.375%	3/29/67	325	336
Cigna Corp.	2.750%	11/15/16	175	177
Cigna Corp.	5.125%	6/15/20	150	165
Cigna Corp.	4.375%	12/15/20	75	78
Cigna Corp.	4.000%	2/15/22	75	76
Cigna Corp.	7.875%	5/15/27	50	63
Cigna Corp.	6.150%	11/15/36	275	305
Cigna Corp.	5.875%	3/15/41	50	55
Cigna Corp.	5.375%	2/15/42	75	77
Cincinnati Financial Corp.	6.125%	11/1/34	150	154
CNA Financial Corp.	5.850%	12/15/14	100	108
CNA Financial Corp.	6.500%	8/15/16	175	196
CNA Financial Corp.	7.350%	11/15/19	25	29
CNA Financial Corp.	5.875%	8/15/20	75	81
CNA Financial Corp.	5.750%	8/15/21	250	267
Coventry Health Care Inc.	6.300%	8/15/14	325	356
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	77
Genworth Financial Inc.	5.750%	6/15/14	50	52
Genworth Financial Inc.	8.625%	12/15/16	275	308
Genworth Financial Inc.	7.200%	2/15/21	75	76
Genworth Financial Inc.	7.625%	9/24/21	100	103
Genworth Financial Inc.	6.500%	6/15/34	150	139
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	134
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	107
Hartford Financial Services Group Inc.	6.300%	3/15/18	200	219
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	27
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	48
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	110
Humana Inc.	7.200%	6/15/18	200	239
Humana Inc.	8.150%	6/15/38	175	225
Lincoln National Corp.	4.200%	3/15/22	175	175
Lincoln National Corp.	6.150%	4/7/36	150	159
Lincoln National Corp.	7.000%	6/15/40	100	116
3 Lincoln National Corp.	7.000%	5/17/66	500	484
Loews Corp.	6.000%	2/1/35	50	55
Manulife Financial Corp.	3.400%	9/17/15	250	259
Manulife Financial Corp.	4.900%	9/17/20	275	284
Markel Corp.	7.125%	9/30/19	50	56
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	160	179
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	99
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	321
MetLife Inc.	5.000%	11/24/13	50	53
MetLife Inc.	2.375%	2/6/14	150	154
MetLife Inc.	5.000%	6/15/15	125	139
MetLife Inc.	7.717%	2/15/19	50	63
MetLife Inc.	4.750%	2/8/21	700	768
MetLife Inc.	6.500%	12/15/32	175	217
MetLife Inc.	6.375%	6/15/34	100	124
MetLife Inc.	5.700%	6/15/35	200	232

MetLife Inc.	5.875%	2/6/41	25	30
3 MetLife Inc.	6.400%	12/15/66	200	197
OneBeacon US Holdings Inc.	5.875%	5/15/13	26	27
PartnerRe Finance B LLC	5.500%	6/1/20	100	104
Principal Financial Group Inc.	6.050%	10/15/36	100	104
Principal Life Income Funding Trusts	5.300%	4/24/13	150	157
Principal Life Income Funding Trusts	5.100%	4/15/14	100	106
Progressive Corp.	3.750%	8/23/21	250	265
Progressive Corp.	6.625%	3/1/29	125	149
3 Progressive Corp.	6.700%	6/15/67	125	131
Protective Life Corp.	8.450%	10/15/39	25	29
Prudential Financial Inc.	4.500%	7/15/13	200	208
Prudential Financial Inc.	4.750%	4/1/14	75	79
Prudential Financial Inc.	5.100%	9/20/14	125	135
Prudential Financial Inc.	6.200%	1/15/15	25	28
Prudential Financial Inc.	5.500%	3/15/16	25	28
Prudential Financial Inc.	6.000%	12/1/17	250	290
Prudential Financial Inc.	5.375%	6/21/20	175	195
Prudential Financial Inc.	5.750%	7/15/33	50	52
Prudential Financial Inc.	5.400%	6/13/35	100	101
Prudential Financial Inc.	5.900%	3/17/36	375	405
Prudential Financial Inc.	6.625%	6/21/40	425	492
3 Reinsurance Group of America Inc.	6.750%	12/15/65	150	138
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	111
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	57
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	150	177
Torchmark Corp.	6.375%	6/15/16	100	111
Transatlantic Holdings Inc.	8.000%	11/30/39	375	428
Travelers Cos. Inc.	6.250%	6/20/16	150	176
Travelers Cos. Inc.	5.750%	12/15/17	250	299
Travelers Cos. Inc.	5.900%	6/2/19	650	786
Travelers Cos. Inc.	3.900%	11/1/20	125	135
UnitedHealth Group Inc.	4.875%	4/1/13	50	52
UnitedHealth Group Inc.	5.000%	8/15/14	475	520
UnitedHealth Group Inc.	4.875%	3/15/15	50	55
UnitedHealth Group Inc.	6.000%	6/15/17	150	179
UnitedHealth Group Inc.	6.000%	2/15/18	125	151
UnitedHealth Group Inc.	3.375%	11/15/21	100	103
UnitedHealth Group Inc.	6.500%	6/15/37	50	62
UnitedHealth Group Inc.	6.625%	11/15/37	125	159
UnitedHealth Group Inc.	6.875%	2/15/38	320	417
UnitedHealth Group Inc.	4.625%	11/15/41	75	75
UnitedHealth Group Inc.	4.375%	3/15/42	50	48
Unum Group	7.125%	9/30/16	100	114
Unum Group	5.625%	9/15/20	50	53
Validus Holdings Ltd.	8.875%	1/26/40	75	83
WellPoint Inc.	5.000%	12/15/14	25	27
WellPoint Inc.	5.250%	1/15/16	50	56
WellPoint Inc.	5.875%	6/15/17	50	58
WellPoint Inc.	5.950%	12/15/34	425	495
WellPoint Inc.	5.850%	1/15/36	225	260
WellPoint Inc.	6.375%	6/15/37	50	61
Willis North America Inc.	5.625%	7/15/15	225	243
Willis North America Inc.	7.000%	9/29/19	600	694
WR Berkley Corp.	5.375%	9/15/20	25	26
XL Group plc	5.250%	9/15/14	125	132
XL Group plc	6.250%	5/15/27	125	128

XLIT Ltd.	5.750%	10/1/21	105	115

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	225	238
CME Group Inc.	5.750%	2/15/14	100	109
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	78
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	77
NYSE Euronext	4.800%	6/28/13	105	110
ORIX Corp.	4.710%	4/27/15	250	262
ORIX Corp.	5.000%	1/12/16	115	121
XTRA Finance Corp.	5.150%	4/1/17	375	418

Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	123
Arden Realty LP	5.250%	3/1/15	25	27
AvalonBay Communities Inc.	5.750%	9/15/16	50	57
Boston Properties LP	5.625%	4/15/15	200	222
Boston Properties LP	5.625%	11/15/20	225	255
Boston Properties LP	4.125%	5/15/21	75	77
Brandywine Operating Partnership LP	5.400%	11/1/14	50	53
Brandywine Operating Partnership LP	7.500%	5/15/15	75	83
Brandywine Operating Partnership LP	6.000%	4/1/16	255	272
Brandywine Operating Partnership LP	4.950%	4/15/18	250	254
Camden Property Trust	5.700%	5/15/17	100	112
CommonWealth REIT	6.250%	8/15/16	150	159
CommonWealth REIT	5.875%	9/15/20	100	102
Digital Realty Trust LP	4.500%	7/15/15	225	236
Digital Realty Trust LP	5.250%	3/15/21	225	231
Duke Realty LP	5.950%	2/15/17	125	139
Duke Realty LP	8.250%	8/15/19	100	123
Duke Realty LP	6.750%	3/15/20	250	292
ERP Operating LP	5.250%	9/15/14	50	54
ERP Operating LP	5.125%	3/15/16	75	82
ERP Operating LP	5.375%	8/1/16	50	56
ERP Operating LP	5.750%	6/15/17	25	29
ERP Operating LP	4.625%	12/15/21	215	226
HCP Inc.	5.650%	12/15/13	150	159
HCP Inc.	2.700%	2/1/14	125	127
HCP Inc.	3.750%	2/1/16	425	438
HCP Inc.	6.300%	9/15/16	100	112
HCP Inc.	6.700%	1/30/18	50	58
HCP Inc.	3.750%	2/1/19	50	50
HCP Inc.	5.375%	2/1/21	25	27
HCP Inc.	6.750%	2/1/41	100	118
Health Care REIT Inc.	3.625%	3/15/16	25	25
Health Care REIT Inc.	6.200%	6/1/16	275	303
Health Care REIT Inc.	4.125%	4/1/19	200	199
Health Care REIT Inc.	4.950%	1/15/21	75	77
Health Care REIT Inc.	5.250%	1/15/22	100	104
Health Care REIT Inc.	6.500%	3/15/41	25	26
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	78
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	55
Hospitality Properties Trust	7.875%	8/15/14	75	82
Hospitality Properties Trust	5.125%	2/15/15	150	156
Kilroy Realty LP	5.000%	11/3/15	100	107
Kilroy Realty LP	4.800%	7/15/18	125	130
Kimco Realty Corp.	5.783%	3/15/16	25	28

Kimco Realty Corp.	5.700%	5/1/17	250	277
Kimco Realty Corp.	6.875%	10/1/19	50	58
Liberty Property LP	5.125%	3/2/15	250	267
Liberty Property LP	5.500%	12/15/16	50	55
Mack-Cali Realty LP	7.750%	8/15/19	50	61
National Retail Properties Inc.	6.875%	10/15/17	275	315
ProLogis LP	4.500%	8/15/17	25	26
ProLogis LP	7.375%	10/30/19	175	205
ProLogis LP	6.625%	12/1/19	75	84
ProLogis LP	6.875%	3/15/20	200	230
Realty Income Corp.	6.750%	8/15/19	150	174
Realty Income Corp.	5.750%	1/15/21	200	219
Senior Housing Properties Trust	4.300%	1/15/16	50	50
Simon Property Group LP	6.750%	5/15/14	175	192
Simon Property Group LP	5.750%	12/1/15	525	594
Simon Property Group LP	5.250%	12/1/16	250	281
Simon Property Group LP	5.875%	3/1/17	25	29
Simon Property Group LP	2.150%	9/15/17	75	74
Simon Property Group LP	6.125%	5/30/18	225	265
Simon Property Group LP	5.650%	2/1/20	75	86
Simon Property Group LP	4.375%	3/1/21	125	133
Simon Property Group LP	3.375%	3/15/22	100	97
Simon Property Group LP	6.750%	2/1/40	375	457
Simon Property Group LP	4.750%	3/15/42	75	71
Tanger Properties LP	6.150%	11/15/15	100	111
UDR Inc.	4.250%	6/1/18	25	26
UDR Inc.	4.625%	1/10/22	50	52
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	126
Washington REIT	4.950%	10/1/20	25	26
				183,207
Industrial (11.4%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	200	240
Agrium Inc.	6.125%	1/15/41	25	29
Air Products & Chemicals Inc.	2.000%	8/2/16	125	127
Air Products & Chemicals Inc.	3.000%	11/3/21	75	75
Airgas Inc.	4.500%	9/15/14	50	54
Airgas Inc.	3.250%	10/1/15	150	156
Albemarle Corp.	4.500%	12/15/20	25	27
Alcoa Inc.	6.000%	7/15/13	225	238
Alcoa Inc.	5.900%	2/1/27	1,300	1,302
AngloGold Ashanti Holdings plc	5.375%	4/15/20	50	52
AngloGold Ashanti Holdings plc	6.500%	4/15/40	50	48
ArcelorMittal	5.375%	6/1/13	350	363
ArcelorMittal	9.000%	2/15/15	150	173
ArcelorMittal	3.750%	2/25/15	25	25
ArcelorMittal	3.750%	8/5/15	200	203
ArcelorMittal	3.750%	3/1/16	650	649
ArcelorMittal	6.125%	6/1/18	600	632
ArcelorMittal	9.850%	6/1/19	325	390
ArcelorMittal	5.250%	8/5/20	200	198
ArcelorMittal	5.500%	3/1/21	175	172
ArcelorMittal	6.250%	2/25/22	175	177
ArcelorMittal	7.000%	10/15/39	325	310
ArcelorMittal	6.750%	3/1/41	100	93
Barrick Gold Corp.	1.750%	5/30/14	75	76
Barrick Gold Corp.	2.900%	5/30/16	425	443

Barrick Gold Corp.	6.950%	4/1/19	175	215
Barrick Gold Finance Co.	4.875%	11/15/14	75	82
Barrick Gold Financeco LLC	6.125%	9/15/13	150	161
Barrick North America Finance LLC	6.800%	9/15/18	150	184
Barrick North America Finance LLC	4.400%	5/30/21	125	132
Barrick North America Finance LLC	5.700%	5/30/41	450	493
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	150	157
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	82
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	125	126
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	425	424
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	57
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	152
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	125	124
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	117
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	496
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	25
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	219
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	300	280
Carpenter Technology Corp.	5.200%	7/15/21	275	276
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	269
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	26
6 Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	77
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	28
Cliffs Natural Resources Inc.	6.250%	10/1/40	225	238
Cytec Industries Inc.	8.950%	7/1/17	50	62
Dow Chemical Co.	7.600%	5/15/14	525	594
Dow Chemical Co.	5.900%	2/15/15	625	703
Dow Chemical Co.	2.500%	2/15/16	75	77
Dow Chemical Co.	5.700%	5/15/18	25	29
Dow Chemical Co.	4.250%	11/15/20	125	131
Dow Chemical Co.	4.125%	11/15/21	200	204
Dow Chemical Co.	7.375%	11/1/29	25	32
Dow Chemical Co.	9.400%	5/15/39	350	538
Dow Chemical Co.	5.250%	11/15/41	200	206
Eastman Chemical Co.	3.000%	12/15/15	50	52
Eastman Chemical Co.	5.500%	11/15/19	150	167
Eastman Chemical Co.	4.500%	1/15/21	75	78
Ecolab Inc.	2.375%	12/8/14	75	78
Ecolab Inc.	3.000%	12/8/16	50	52
Ecolab Inc.	4.350%	12/8/21	400	423
Ecolab Inc.	5.500%	12/8/41	150	163
EI du Pont de Nemours & Co.	5.000%	7/15/13	175	185
EI du Pont de Nemours & Co.	1.950%	1/15/16	150	154
EI du Pont de Nemours & Co.	5.250%	12/15/16	25	29
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	339
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	458
EI du Pont de Nemours & Co.	3.625%	1/15/21	250	268
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	124
EI du Pont de Nemours & Co.	4.900%	1/15/41	150	162
FMC Corp.	3.950%	2/1/22	50	51
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	225	224
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	50	50
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	200	192
International Paper Co.	5.300%	4/1/15	75	82
International Paper Co.	7.950%	6/15/18	500	626
International Paper Co.	7.500%	8/15/21	950	1,195
International Paper Co.	7.300%	11/15/39	100	122

6 Kinross Gold Corp.	3.625%	9/1/16	75	75
6 Kinross Gold Corp.	5.125%	9/1/21	75	76
6 Kinross Gold Corp.	6.875%	9/1/41	50	50
Lubrizol Corp.	5.500%	10/1/14	250	277
Monsanto Co.	5.875%	4/15/38	325	402
Newmont Mining Corp.	3.500%	3/15/22	650	629
Newmont Mining Corp.	5.875%	4/1/35	100	105
Newmont Mining Corp.	4.875%	3/15/42	150	140
Nucor Corp.	5.750%	12/1/17	25	30
Nucor Corp.	5.850%	6/1/18	150	180
Nucor Corp.	6.400%	12/1/37	75	95
Placer Dome Inc.	6.450%	10/15/35	75	86
Plum Creek Timberlands LP	5.875%	11/15/15	100	110
Plum Creek Timberlands LP	4.700%	3/15/21	75	76
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	161
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	186
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	141
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	175	211
PPG Industries Inc.	1.900%	1/15/16	175	176
PPG Industries Inc.	6.650%	3/15/18	250	305
Praxair Inc.	3.950%	6/1/13	200	207
Praxair Inc.	4.375%	3/31/14	75	81
Praxair Inc.	5.250%	11/15/14	50	56
Praxair Inc.	5.200%	3/15/17	25	29
Praxair Inc.	4.500%	8/15/19	50	57
Praxair Inc.	3.000%	9/1/21	75	76
Praxair Inc.	2.450%	2/15/22	450	432
Rayonier Inc.	3.750%	4/1/22	50	49
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	131
Rio Tinto Alcan Inc.	5.200%	1/15/14	125	134
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	28
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	264
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	666
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	150	153
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	362
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	185
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	743
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	77
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	309
Rio Tinto Finance USA plc	3.500%	3/22/22	75	75
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	97
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	131
Rio Tinto Finance USA plc	4.750%	3/22/42	150	148
Rio Tinto Finance USA plc	2.000%	3/22/17	125	125
RPM International Inc.	6.125%	10/15/19	25	27
Sherwin-Williams Co.	3.125%	12/15/14	75	79
Sigma-Aldrich Corp.	3.375%	11/1/20	50	51
Southern Copper Corp.	5.375%	4/16/20	75	83
Southern Copper Corp.	7.500%	7/27/35	450	529
Southern Copper Corp.	6.750%	4/16/40	125	136
Syngenta Finance NV	3.125%	3/28/22	100	100
Syngenta Finance NV	4.375%	3/28/42	50	50
Teck Resources Ltd.	10.250%	5/15/16	250	286
Teck Resources Ltd.	3.150%	1/15/17	25	26
Teck Resources Ltd.	10.750%	5/15/19	125	155
Teck Resources Ltd.	4.750%	1/15/22	25	27
Teck Resources Ltd.	6.125%	10/1/35	200	213

Teck Resources Ltd.	6.250%	7/15/41	225	244
Teck Resources Ltd.	5.200%	3/1/42	150	142
Vale Canada Ltd.	5.700%	10/15/15	125	138
Vale Overseas Ltd.	6.250%	1/23/17	50	58
Vale Overseas Ltd.	5.625%	9/15/19	175	196
Vale Overseas Ltd.	4.625%	9/15/20	275	289
Vale Overseas Ltd.	4.375%	1/11/22	860	871
Vale Overseas Ltd.	8.250%	1/17/34	50	65
Vale Overseas Ltd.	6.875%	11/21/36	275	317
Vale Overseas Ltd.	6.875%	11/10/39	550	640
Valspar Corp.	7.250%	6/15/19	25	29
Xstrata Canada Corp.	5.500%	6/15/17	200	222

Capital Goods (1.0%)
3M Co.	6.375%	2/15/28	100	128
3M Co.	5.700%	3/15/37	125	158
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	55
Boeing Capital Corp.	3.250%	10/27/14	275	293
Boeing Co.	3.500%	2/15/15	400	430
Boeing Co.	6.000%	3/15/19	25	31
Boeing Co.	4.875%	2/15/20	75	88
Boeing Co.	6.625%	2/15/38	150	201
Boeing Co.	5.875%	2/15/40	75	94
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	302
Caterpillar Financial Services Corp.	1.650%	4/1/14	125	127
Caterpillar Financial Services Corp.	1.125%	12/15/14	300	303
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	277
Caterpillar Financial Services Corp.	1.050%	3/26/15	300	301
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	393
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	308
Caterpillar Financial Services Corp.	1.750%	3/24/17	325	326
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	674
Caterpillar Inc.	1.375%	5/27/14	25	25
Caterpillar Inc.	3.900%	5/27/21	75	82
Caterpillar Inc.	6.625%	7/15/28	75	96
Caterpillar Inc.	5.200%	5/27/41	75	86
Caterpillar Inc.	7.375%	3/1/97	175	235
Cooper US Inc.	5.450%	4/1/15	75	83
Cooper US Inc.	2.375%	1/15/16	500	511
CRH America Inc.	4.125%	1/15/16	50	51
CRH America Inc.	6.000%	9/30/16	225	244
CRH America Inc.	8.125%	7/15/18	400	472
CRH America Inc.	5.750%	1/15/21	75	78
Danaher Corp.	2.300%	6/23/16	50	52
Danaher Corp.	5.625%	1/15/18	75	89
Deere & Co.	6.950%	4/25/14	175	198
Deere & Co.	4.375%	10/16/19	175	199
Deere & Co.	5.375%	10/16/29	125	150
Deere & Co.	7.125%	3/3/31	100	133
Dover Corp.	5.450%	3/15/18	200	236
Dover Corp.	6.600%	3/15/38	75	100
Eaton Corp.	4.900%	5/15/13	100	105
Eaton Corp.	5.600%	5/15/18	300	354
Embraer Overseas Ltd.	6.375%	1/24/17	150	167
Embraer Overseas Ltd.	6.375%	1/15/20	300	330
Emerson Electric Co.	5.250%	10/15/18	225	266
Emerson Electric Co.	4.875%	10/15/19	25	29

Emerson Electric Co.	4.250%	11/15/20	25	28
Emerson Electric Co.	6.000%	8/15/32	425	525
General Dynamics Corp.	4.250%	5/15/13	225	234
General Dynamics Corp.	5.250%	2/1/14	75	81
General Dynamics Corp.	1.375%	1/15/15	250	254
General Dynamics Corp.	3.875%	7/15/21	250	269
General Electric Co.	5.250%	12/6/17	765	884
Goodrich Corp.	4.875%	3/1/20	400	452
Goodrich Corp.	3.600%	2/1/21	350	365
Harsco Corp.	5.750%	5/15/18	500	558
Honeywell International Inc.	4.250%	3/1/13	50	52
Honeywell International Inc.	5.300%	3/15/17	200	235
Honeywell International Inc.	4.250%	3/1/21	150	170
Honeywell International Inc.	5.700%	3/15/37	100	121
Honeywell International Inc.	5.375%	3/1/41	250	295
Illinois Tool Works Inc.	5.150%	4/1/14	175	190
Illinois Tool Works Inc.	6.250%	4/1/19	100	122
6 Illinois Tool Works Inc.	3.375%	9/15/21	100	102
6 Illinois Tool Works Inc.	4.875%	9/15/41	75	80
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	100	107
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	58
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	152
John Deere Capital Corp.	4.900%	9/9/13	275	292
John Deere Capital Corp.	1.250%	12/2/14	175	177
John Deere Capital Corp.	2.950%	3/9/15	100	106
John Deere Capital Corp.	2.000%	1/13/17	150	153
John Deere Capital Corp.	2.800%	9/18/17	275	290
John Deere Capital Corp.	5.750%	9/10/18	275	335
John Deere Capital Corp.	3.150%	10/15/21	25	25
Joy Global Inc.	6.000%	11/15/16	50	57
Kennametal Inc.	3.875%	2/15/22	50	50
L-3 Communications Corp.	5.200%	10/15/19	100	107
L-3 Communications Corp.	4.750%	7/15/20	75	77
L-3 Communications Corp.	4.950%	2/15/21	325	339
Lockheed Martin Corp.	3.350%	9/15/21	500	500
Lockheed Martin Corp.	6.150%	9/1/36	375	449
Lockheed Martin Corp.	5.500%	11/15/39	25	27
Martin Marietta Materials Inc.	6.600%	4/15/18	150	163
Northrop Grumman Corp.	3.500%	3/15/21	200	205
Northrop Grumman Corp.	5.050%	11/15/40	400	415
Owens Corning	6.500%	12/1/16	400	445
Parker Hannifin Corp.	5.500%	5/15/18	50	58
Parker Hannifin Corp.	3.500%	9/15/22	100	103
Parker Hannifin Corp.	6.250%	5/15/38	25	31
Raytheon Co.	1.400%	12/15/14	200	203
Raytheon Co.	4.400%	2/15/20	100	111
Raytheon Co.	3.125%	10/15/20	25	25
Raytheon Co.	7.200%	8/15/27	25	33
Raytheon Co.	4.700%	12/15/41	300	308
Republic Services Inc.	3.800%	5/15/18	200	215
Republic Services Inc.	5.500%	9/15/19	425	492
Republic Services Inc.	5.000%	3/1/20	125	140
Republic Services Inc.	5.250%	11/15/21	175	199
Republic Services Inc.	6.086%	3/15/35	75	86
Republic Services Inc.	6.200%	3/1/40	125	149
Republic Services Inc.	5.700%	5/15/41	200	227
Rockwell Automation Inc.	5.650%	12/1/17	25	29

Rockwell Automation Inc.	6.700%	1/15/28	50	61
Rockwell Automation Inc.	6.250%	12/1/37	100	121
Rockwell Collins Inc.	5.250%	7/15/19	25	29
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Roper Industries Inc.	6.625%	8/15/13	250	267
Roper Industries Inc.	6.250%	9/1/19	75	88
Sonoco Products Co.	4.375%	11/1/21	25	25
Sonoco Products Co.	5.750%	11/1/40	125	133
Stanley Black & Decker Inc.	3.400%	12/1/21	150	151
Stanley Black & Decker Inc.	5.200%	9/1/40	125	132
Tyco International Finance SA	6.000%	11/15/13	50	54
Tyco International Finance SA	4.125%	10/15/14	400	428
Tyco International Finance SA	3.750%	1/15/18	25	27
Tyco International Finance SA	4.625%	1/15/23	25	26
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	325	399
United Technologies Corp.	4.875%	5/1/15	125	140
United Technologies Corp.	5.375%	12/15/17	50	60
United Technologies Corp.	4.500%	4/15/20	100	114
United Technologies Corp.	6.700%	8/1/28	100	130
United Technologies Corp.	7.500%	9/15/29	125	174
United Technologies Corp.	5.400%	5/1/35	150	173
United Technologies Corp.	6.050%	6/1/36	225	279
United Technologies Corp.	6.125%	7/15/38	300	373
United Technologies Corp.	5.700%	4/15/40	100	120
Waste Management Inc.	5.000%	3/15/14	350	376
Waste Management Inc.	6.375%	3/11/15	175	200
Waste Management Inc.	2.600%	9/1/16	125	128
Waste Management Inc.	4.600%	3/1/21	50	55
Waste Management Inc.	6.125%	11/30/39	200	242

Communication (2.3%)
America Movil SAB de CV	5.500%	3/1/14	50	54
America Movil SAB de CV	5.750%	1/15/15	296	329
America Movil SAB de CV	2.375%	9/8/16	300	304
America Movil SAB de CV	5.000%	10/16/19	400	445
America Movil SAB de CV	6.375%	3/1/35	175	206
America Movil SAB de CV	6.125%	11/15/37	150	172
America Movil SAB de CV	6.125%	3/30/40	475	548
American Tower Corp.	4.625%	4/1/15	325	346
American Tower Corp.	4.500%	1/15/18	225	236
American Tower Corp.	5.900%	11/1/21	500	553
AT&T Corp.	8.000%	11/15/31	506	710
AT&T Inc.	6.700%	11/15/13	175	191
AT&T Inc.	4.850%	2/15/14	575	617
AT&T Inc.	5.100%	9/15/14	450	495
AT&T Inc.	2.500%	8/15/15	600	625
AT&T Inc.	2.950%	5/15/16	225	238
AT&T Inc.	5.625%	6/15/16	400	465
AT&T Inc.	2.400%	8/15/16	200	207
AT&T Inc.	5.500%	2/1/18	75	88
AT&T Inc.	5.600%	5/15/18	425	502
AT&T Inc.	5.800%	2/15/19	150	178
AT&T Inc.	4.450%	5/15/21	250	275
AT&T Inc.	3.875%	8/15/21	250	264
AT&T Inc.	3.000%	2/15/22	75	73
AT&T Inc.	6.450%	6/15/34	75	88

AT&T Inc.	6.500%	9/1/37	450	538
AT&T Inc.	6.300%	1/15/38	725	848
AT&T Inc.	6.400%	5/15/38	25	30
AT&T Inc.	6.550%	2/15/39	50	61
AT&T Inc.	5.350%	9/1/40	631	671
AT&T Inc.	5.550%	8/15/41	675	749
AT&T Mobility LLC	7.125%	12/15/31	225	287
Bellsouth Capital Funding Corp.	7.875%	2/15/30	175	224
BellSouth Corp.	5.200%	9/15/14	125	137
BellSouth Corp.	5.200%	12/15/16	75	86
BellSouth Corp.	6.875%	10/15/31	125	149
BellSouth Corp.	6.550%	6/15/34	225	256
BellSouth Corp.	6.000%	11/15/34	260	280
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	79
British Telecommunications plc	5.950%	1/15/18	300	348
British Telecommunications plc	9.625%	12/15/30	350	519
CBS Corp.	8.875%	5/15/19	175	230
CBS Corp.	5.750%	4/15/20	115	132
CBS Corp.	4.300%	2/15/21	275	288
CBS Corp.	5.900%	10/15/40	500	553
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	450	495
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	575	622
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	600	824
CenturyLink Inc.	5.000%	2/15/15	50	53
CenturyLink Inc.	6.150%	9/15/19	275	284
CenturyLink Inc.	6.450%	6/15/21	100	103
CenturyLink Inc.	5.800%	3/15/22	350	341
CenturyLink Inc.	7.600%	9/15/39	275	258
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	202
Comcast Cable Communications LLC	8.875%	5/1/17	500	650
Comcast Corp.	5.300%	1/15/14	325	349
Comcast Corp.	5.900%	3/15/16	100	116
Comcast Corp.	6.300%	11/15/17	50	60
Comcast Corp.	5.875%	2/15/18	325	385
Comcast Corp.	5.700%	5/15/18	175	206
Comcast Corp.	5.700%	7/1/19	775	910
Comcast Corp.	5.150%	3/1/20	325	374
Comcast Corp.	5.650%	6/15/35	400	434
Comcast Corp.	6.500%	11/15/35	750	894
Comcast Corp.	6.450%	3/15/37	75	90
Comcast Corp.	6.950%	8/15/37	225	284
COX Communications Inc.	5.450%	12/15/14	500	555
COX Communications Inc.	5.500%	10/1/15	125	142
Deutsche Telekom International Finance BV	5.875%	8/20/13	175	186
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	80
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	453
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	176
Deutsche Telekom International Finance BV	8.750%	6/15/30	325	446
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	50	54
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	125	132

DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	250	263
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	7.625%	5/15/16	50	52
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	925	1,063
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	811
6 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	650	632
Discovery Communications LLC	5.050%	6/1/20	200	226
Discovery Communications LLC	4.375%	6/15/21	25	27
Embarq Corp.	7.082%	6/1/16	350	394
Embarq Corp.	7.995%	6/1/36	50	50
France Telecom SA	2.125%	9/16/15	175	179
France Telecom SA	2.750%	9/14/16	225	232
France Telecom SA	4.125%	9/14/21	175	182
France Telecom SA	8.500%	3/1/31	425	600
France Telecom SA	5.375%	1/13/42	400	422
Grupo Televisa SAB	6.625%	3/18/25	100	119
Grupo Televisa SAB	6.625%	1/15/40	75	85
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	174
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	159
NBCUniversal Media LLC	2.100%	4/1/14	150	153
NBCUniversal Media LLC	3.650%	4/30/15	175	187
NBCUniversal Media LLC	2.875%	4/1/16	175	182
NBCUniversal Media LLC	5.150%	4/30/20	125	141
NBCUniversal Media LLC	4.375%	4/1/21	175	187
NBCUniversal Media LLC	6.400%	4/30/40	300	357
NBCUniversal Media LLC	5.950%	4/1/41	150	172
New Cingular Wireless Services Inc.	8.750%	3/1/31	100	145
News America Inc.	5.300%	12/15/14	250	277
News America Inc.	4.500%	2/15/21	525	559
News America Inc.	6.550%	3/15/33	300	330
News America Inc.	6.200%	12/15/34	600	666
News America Inc.	6.400%	12/15/35	290	326
News America Inc.	8.150%	10/17/36	175	215
News America Inc.	6.150%	2/15/41	275	312
Omnicom Group Inc.	5.900%	4/15/16	25	29
Omnicom Group Inc.	4.450%	8/15/20	300	321
Pacific Bell Telephone Co.	7.125%	3/15/26	50	64
Qwest Corp.	7.500%	10/1/14	200	224
Qwest Corp.	8.375%	5/1/16	350	413
Qwest Corp.	6.500%	6/1/17	100	113
Qwest Corp.	7.500%	6/15/23	100	101
Qwest Corp.	7.250%	9/15/25	25	27
Qwest Corp.	6.875%	9/15/33	275	272
Qwest Corp.	7.125%	11/15/43	100	101
Reed Elsevier Capital Inc.	7.750%	1/15/14	100	111
Reed Elsevier Capital Inc.	8.625%	1/15/19	125	157
Rogers Communications Inc.	6.375%	3/1/14	450	495
Rogers Communications Inc.	5.500%	3/15/14	150	162
Rogers Communications Inc.	6.800%	8/15/18	150	187
Telecom Italia Capital SA	5.250%	11/15/13	120	124
Telecom Italia Capital SA	6.175%	6/18/14	75	79
Telecom Italia Capital SA	4.950%	9/30/14	175	180
Telecom Italia Capital SA	5.250%	10/1/15	275	284

Telecom Italia Capital SA	7.175%	6/18/19	100	106
Telecom Italia Capital SA	6.375%	11/15/33	85	77
Telecom Italia Capital SA	6.000%	9/30/34	25	22
Telecom Italia Capital SA	7.200%	7/18/36	100	97
Telecom Italia Capital SA	7.721%	6/4/38	775	755
Telefonica Emisiones SAU	2.582%	4/26/13	100	101
Telefonica Emisiones SAU	3.729%	4/27/15	100	100
Telefonica Emisiones SAU	3.992%	2/16/16	1,200	1,201
Telefonica Emisiones SAU	6.421%	6/20/16	450	480
Telefonica Emisiones SAU	5.877%	7/15/19	100	102
Telefonica Emisiones SAU	5.134%	4/27/20	225	218
Telefonica Emisiones SAU	5.462%	2/16/21	75	74
Telefonica Emisiones SAU	7.045%	6/20/36	425	419
Telefonica Europe BV	8.250%	9/15/30	200	223
Thomson Reuters Corp.	5.700%	10/1/14	125	138
Thomson Reuters Corp.	4.700%	10/15/19	300	328
Thomson Reuters Corp.	5.500%	8/15/35	200	208
Thomson Reuters Corp.	5.850%	4/15/40	150	166
Time Warner Cable Inc.	6.200%	7/1/13	150	160
Time Warner Cable Inc.	7.500%	4/1/14	100	112
Time Warner Cable Inc.	3.500%	2/1/15	150	159
Time Warner Cable Inc.	5.850%	5/1/17	675	787
Time Warner Cable Inc.	6.750%	7/1/18	850	1,036
Time Warner Cable Inc.	8.250%	4/1/19	225	288
Time Warner Cable Inc.	5.000%	2/1/20	475	524
Time Warner Cable Inc.	6.550%	5/1/37	200	231
Time Warner Cable Inc.	6.750%	6/15/39	200	238
Time Warner Cable Inc.	5.875%	11/15/40	1,000	1,080
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	234
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	134
United States Cellular Corp.	6.700%	12/15/33	75	73
Verizon Communications Inc.	5.250%	4/15/13	250	262
Verizon Communications Inc.	1.950%	3/28/14	800	820
Verizon Communications Inc.	5.550%	2/15/16	250	287
Verizon Communications Inc.	3.000%	4/1/16	25	26
Verizon Communications Inc.	2.000%	11/1/16	500	507
Verizon Communications Inc.	5.500%	4/1/17	50	58
Verizon Communications Inc.	5.500%	2/15/18	550	644
Verizon Communications Inc.	6.100%	4/15/18	50	60
Verizon Communications Inc.	8.750%	11/1/18	600	814
Verizon Communications Inc.	6.350%	4/1/19	200	244
Verizon Communications Inc.	4.600%	4/1/21	775	859
Verizon Communications Inc.	3.500%	11/1/21	100	102
Verizon Communications Inc.	5.850%	9/15/35	425	487
Verizon Communications Inc.	6.250%	4/1/37	60	72
Verizon Communications Inc.	6.400%	2/15/38	125	151
Verizon Communications Inc.	6.900%	4/15/38	290	372
Verizon Communications Inc.	8.950%	3/1/39	500	771
Verizon Global Funding Corp.	4.375%	6/1/13	25	26
Verizon Global Funding Corp.	7.750%	12/1/30	425	575
Vodafone Group plc	5.000%	12/16/13	400	427
Vodafone Group plc	5.375%	1/30/15	500	558
Vodafone Group plc	5.750%	3/15/16	100	116
Vodafone Group plc	5.625%	2/27/17	250	292
Vodafone Group plc	1.625%	3/20/17	625	615
Vodafone Group plc	5.450%	6/10/19	150	177
Vodafone Group plc	7.875%	2/15/30	50	69

Vodafone Group plc	6.150%	2/27/37	225	272
Washington Post Co.	7.250%	2/1/19	75	87
6 WPP Finance 2010	4.750%	11/21/21	358	371
WPP Finance UK	8.000%	9/15/14	50	57

Consumer Cyclical (1.2%)
AutoZone Inc.	6.500%	1/15/14	200	219
Best Buy Co. Inc.	6.750%	7/15/13	275	289
BorgWarner Inc.	4.625%	9/15/20	25	27
Costco Wholesale Corp.	5.500%	3/15/17	200	238
CVS Caremark Corp.	4.875%	9/15/14	50	55
CVS Caremark Corp.	3.250%	5/18/15	25	27
CVS Caremark Corp.	6.125%	8/15/16	150	176
CVS Caremark Corp.	6.600%	3/15/19	700	861
CVS Caremark Corp.	6.250%	6/1/27	375	448
CVS Caremark Corp.	6.125%	9/15/39	175	203
Daimler Finance North America LLC	6.500%	11/15/13	300	326
6 Daimler Finance North America LLC	2.625%	9/15/16	125	128
Daimler Finance North America LLC	8.500%	1/18/31	100	145
Darden Restaurants Inc.	6.200%	10/15/17	275	313
Darden Restaurants Inc.	4.500%	10/15/21	225	230
Darden Restaurants Inc.	6.800%	10/15/37	100	113
eBay Inc.	0.875%	10/15/13	75	75
eBay Inc.	1.625%	10/15/15	75	76
eBay Inc.	3.250%	10/15/20	75	76
Expedia Inc.	5.950%	8/15/20	75	77
Family Dollar Stores Inc.	5.000%	2/1/21	75	78
Historic TW Inc.	9.150%	2/1/23	195	266
Historic TW Inc.	6.625%	5/15/29	175	208
Home Depot Inc.	5.250%	12/16/13	250	270
Home Depot Inc.	5.400%	3/1/16	175	202
Home Depot Inc.	3.950%	9/15/20	100	109
Home Depot Inc.	4.400%	4/1/21	1,100	1,232
Home Depot Inc.	5.875%	12/16/36	275	327
Home Depot Inc.	5.400%	9/15/40	75	84
Home Depot Inc.	5.950%	4/1/41	125	152
Hyatt Hotels Corp.	3.875%	8/15/16	50	52
Hyatt Hotels Corp.	5.375%	8/15/21	50	52
International Game Technology	7.500%	6/15/19	50	58
International Game Technology	5.500%	6/15/20	75	79
Johnson Controls Inc.	2.600%	12/1/16	100	103
Johnson Controls Inc.	5.000%	3/30/20	125	139
Johnson Controls Inc.	4.250%	3/1/21	250	264
Johnson Controls Inc.	3.750%	12/1/21	100	102
Johnson Controls Inc.	6.000%	1/15/36	50	56
Johnson Controls Inc.	5.250%	12/1/41	50	52
Kohl's Corp.	6.250%	12/15/17	50	59
Kohl's Corp.	4.000%	11/1/21	300	309
Kohl's Corp.	6.000%	1/15/33	100	107
Lowe's Cos. Inc.	5.000%	10/15/15	150	169
Lowe's Cos. Inc.	5.400%	10/15/16	150	176
Lowe's Cos. Inc.	6.100%	9/15/17	75	90
Lowe's Cos. Inc.	3.750%	4/15/21	500	527
Lowe's Cos. Inc.	6.875%	2/15/28	25	32
Lowe's Cos. Inc.	6.500%	3/15/29	200	248
Lowe's Cos. Inc.	5.800%	10/15/36	175	201
Macy's Retail Holdings Inc.	7.875%	7/15/15	650	765

Macy's Retail Holdings Inc.	5.900%	12/1/16	150	172
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	262
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	141
Marriott International Inc.	6.200%	6/15/16	25	29
Marriott International Inc.	6.375%	6/15/17	50	58
Marriott International Inc.	3.000%	3/1/19	50	49
McDonald's Corp.	5.300%	3/15/17	125	146
McDonald's Corp.	5.800%	10/15/17	175	211
McDonald's Corp.	5.350%	3/1/18	100	120
McDonald's Corp.	5.000%	2/1/19	100	117
McDonald's Corp.	6.300%	10/15/37	50	66
McDonald's Corp.	5.700%	2/1/39	100	124
McDonald's Corp.	3.700%	2/15/42	375	342
Nordstrom Inc.	6.250%	1/15/18	75	92
Nordstrom Inc.	4.750%	5/1/20	400	449
Nordstrom Inc.	4.000%	10/15/21	175	187
Nordstrom Inc.	7.000%	1/15/38	50	67
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
PACCAR Financial Corp.	2.050%	6/17/13	250	254
PACCAR Inc.	6.875%	2/15/14	100	111
Staples Inc.	9.750%	1/15/14	100	114
Target Corp.	4.000%	6/15/13	175	182
Target Corp.	5.375%	5/1/17	225	265
Target Corp.	6.000%	1/15/18	200	244
Target Corp.	7.000%	7/15/31	100	129
Target Corp.	6.350%	11/1/32	175	215
Target Corp.	6.500%	10/15/37	125	160
Target Corp.	7.000%	1/15/38	425	573
Time Warner Inc.	3.150%	7/15/15	575	608
Time Warner Inc.	5.875%	11/15/16	75	88
Time Warner Inc.	4.875%	3/15/20	350	388
Time Warner Inc.	4.700%	1/15/21	50	55
Time Warner Inc.	4.750%	3/29/21	675	742
Time Warner Inc.	7.625%	4/15/31	300	385
Time Warner Inc.	7.700%	5/1/32	375	489
Time Warner Inc.	6.500%	11/15/36	175	203
Time Warner Inc.	6.200%	3/15/40	100	113
Time Warner Inc.	6.100%	7/15/40	175	195
Time Warner Inc.	6.250%	3/29/41	50	57
TJX Cos. Inc.	6.950%	4/15/19	150	185
Toyota Motor Credit Corp.	1.000%	2/17/15	175	175
Toyota Motor Credit Corp.	3.200%	6/17/15	425	452
Toyota Motor Credit Corp.	2.800%	1/11/16	50	52
Toyota Motor Credit Corp.	2.000%	9/15/16	175	178
Toyota Motor Credit Corp.	2.050%	1/12/17	450	457
Toyota Motor Credit Corp.	4.250%	1/11/21	125	137
Toyota Motor Credit Corp.	3.400%	9/15/21	75	77
Toyota Motor Credit Corp.	3.300%	1/12/22	275	279
VF Corp.	5.950%	11/1/17	75	88
VF Corp.	3.500%	9/1/21	200	205
VF Corp.	6.450%	11/1/37	50	62
Viacom Inc.	1.250%	2/27/15	150	150
Viacom Inc.	2.500%	12/15/16	175	179
Viacom Inc.	3.500%	4/1/17	50	54
Viacom Inc.	6.125%	10/5/17	75	89
Viacom Inc.	5.625%	9/15/19	275	318
Viacom Inc.	3.875%	12/15/21	25	26

Viacom Inc.	6.875%	4/30/36	450	567
Wal-Mart Stores Inc.	4.550%	5/1/13	525	548
Wal-Mart Stores Inc.	7.250%	6/1/13	100	108
Wal-Mart Stores Inc.	1.625%	4/15/14	350	358
Wal-Mart Stores Inc.	4.500%	7/1/15	225	251
Wal-Mart Stores Inc.	1.500%	10/25/15	190	194
Wal-Mart Stores Inc.	5.375%	4/5/17	25	29
Wal-Mart Stores Inc.	5.800%	2/15/18	250	304
Wal-Mart Stores Inc.	3.250%	10/25/20	325	340
Wal-Mart Stores Inc.	4.250%	4/15/21	200	223
Wal-Mart Stores Inc.	5.875%	4/5/27	725	883
Wal-Mart Stores Inc.	7.550%	2/15/30	175	253
Wal-Mart Stores Inc.	5.250%	9/1/35	150	170
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,179
Wal-Mart Stores Inc.	6.200%	4/15/38	300	379
Wal-Mart Stores Inc.	5.625%	4/15/41	475	570
Walgreen Co.	4.875%	8/1/13	450	475
Walt Disney Co.	0.875%	12/1/14	175	176
Walt Disney Co.	5.625%	9/15/16	375	440
Walt Disney Co.	5.875%	12/15/17	175	213
Walt Disney Co.	2.750%	8/16/21	100	99
Walt Disney Co.	4.375%	8/16/41	75	76
Walt Disney Co.	4.125%	12/1/41	275	268
Western Union Co.	5.930%	10/1/16	125	145
Western Union Co.	5.253%	4/1/20	133	147
Western Union Co.	6.200%	11/17/36	75	78
Western Union Co.	6.200%	6/21/40	200	205
Wyndham Worldwide Corp.	2.950%	3/1/17	200	198
Wyndham Worldwide Corp.	4.250%	3/1/22	175	171
Yum! Brands Inc.	6.250%	4/15/16	50	57
Yum! Brands Inc.	6.250%	3/15/18	50	60
Yum! Brands Inc.	6.875%	11/15/37	225	286

Consumer Noncyclical (2.7%)
Abbott Laboratories	4.350%	3/15/14	500	537
Abbott Laboratories	2.700%	5/27/15	75	79
Abbott Laboratories	5.875%	5/15/16	475	560
Abbott Laboratories	5.600%	11/30/17	100	121
Abbott Laboratories	4.125%	5/27/20	25	28
Abbott Laboratories	6.150%	11/30/37	300	380
Abbott Laboratories	6.000%	4/1/39	50	62
Abbott Laboratories	5.300%	5/27/40	500	572
Allergan Inc.	5.750%	4/1/16	25	29
Altria Group Inc.	8.500%	11/10/13	500	559
Altria Group Inc.	4.125%	9/11/15	475	518
Altria Group Inc.	9.700%	11/10/18	225	306
Altria Group Inc.	9.250%	8/6/19	300	404
Altria Group Inc.	9.950%	11/10/38	150	229
Altria Group Inc.	10.200%	2/6/39	650	1,012
AmerisourceBergen Corp.	5.875%	9/15/15	150	172
AmerisourceBergen Corp.	4.875%	11/15/19	25	28
Amgen Inc.	1.875%	11/15/14	200	204
Amgen Inc.	4.850%	11/18/14	100	109
Amgen Inc.	2.300%	6/15/16	150	153
Amgen Inc.	2.500%	11/15/16	200	205
Amgen Inc.	5.850%	6/1/17	150	176
Amgen Inc.	5.700%	2/1/19	75	86

Amgen Inc.	3.450%	10/1/20	225	226
Amgen Inc.	4.100%	6/15/21	150	157
Amgen Inc.	3.875%	11/15/21	200	205
Amgen Inc.	6.375%	6/1/37	125	144
Amgen Inc.	6.900%	6/1/38	175	213
Amgen Inc.	6.400%	2/1/39	175	202
Amgen Inc.	5.750%	3/15/40	125	134
Amgen Inc.	4.950%	10/1/41	150	145
Amgen Inc.	5.150%	11/15/41	200	199
Amgen Inc.	5.650%	6/15/42	175	185
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	88
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	195
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	136
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	275	279
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	200	222
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	298
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	300	316
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	575	750
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	223
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	589
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	173
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	84
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	227
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	325	429
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	89
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	253
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	118
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	308
Archer-Daniels-Midland Co.	5.765%	3/1/41	75	89
6 Express Scripts Holding Co.	2.100%	2/12/15	325	328
6 Express Scripts Holding Co.	2.650%	2/15/17	350	353
6 Express Scripts Holding Co.	4.750%	11/15/21	150	160
6 Express Scripts Holding Co.	3.900%	2/15/22	100	101
6 Express Scripts Holding Co.	6.125%	11/15/41	175	195
AstraZeneca plc	5.400%	6/1/14	75	83
AstraZeneca plc	5.900%	9/15/17	375	451
AstraZeneca plc	6.450%	9/15/37	450	585
Baptist Health South Florida Obligated Group	4.590%	8/15/21	25	27
Baxter International Inc.	6.250%	12/1/37	300	389
Beam Inc.	5.375%	1/15/16	45	50
Beam Inc.	5.875%	1/15/36	50	49
Becton Dickinson and Co.	5.000%	5/15/19	50	58
Becton Dickinson and Co.	3.250%	11/12/20	300	310
Becton Dickinson and Co.	3.125%	11/8/21	65	66
Biogen Idec Inc.	6.875%	3/1/18	325	395
Boston Scientific Corp.	4.500%	1/15/15	200	215
Boston Scientific Corp.	6.250%	11/15/15	325	363
Boston Scientific Corp.	6.000%	1/15/20	200	229
Boston Scientific Corp.	7.000%	11/15/35	25	30
Boston Scientific Corp.	7.375%	1/15/40	50	63
Bottling Group LLC	5.000%	11/15/13	75	80
Bottling Group LLC	5.500%	4/1/16	250	289
Bottling Group LLC	5.125%	1/15/19	100	116
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	60
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	272
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	133
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	139

Bristol-Myers Squibb Co.	6.125%	5/1/38	50	64
Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	186
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	27
Bunge Ltd. Finance Corp.	4.100%	3/15/16	50	52
Bunge Ltd. Finance Corp.	8.500%	6/15/19	425	518
Campbell Soup Co.	3.050%	7/15/17	25	27
Campbell Soup Co.	4.250%	4/15/21	100	110
Cardinal Health Inc.	4.000%	6/15/15	50	54
Cardinal Health Inc.	4.625%	12/15/20	125	137
CareFusion Corp.	5.125%	8/1/14	50	54
CareFusion Corp.	6.375%	8/1/19	50	58
Celgene Corp.	2.450%	10/15/15	50	51
Celgene Corp.	3.950%	10/15/20	25	26
Celgene Corp.	5.700%	10/15/40	50	52
Church & Dwight Co. Inc.	3.350%	12/15/15	50	52
Clorox Co.	5.000%	1/15/15	250	272
Clorox Co.	3.800%	11/15/21	100	101
Coca-Cola Co.	0.750%	11/15/13	50	50
Coca-Cola Co.	3.625%	3/15/14	100	106
Coca-Cola Co.	0.750%	3/13/15	325	324
Coca-Cola Co.	1.500%	11/15/15	200	203
Coca-Cola Co.	1.800%	9/1/16	450	459
Coca-Cola Co.	5.350%	11/15/17	175	208
Coca-Cola Co.	4.875%	3/15/19	200	230
Coca-Cola Co.	3.150%	11/15/20	125	130
Coca-Cola Co.	3.300%	9/1/21	250	259
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	305
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	108
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	105
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	400	449
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	25	27
Colgate-Palmolive Co.	0.600%	11/15/14	50	50
Colgate-Palmolive Co.	1.300%	1/15/17	200	200
Colgate-Palmolive Co.	2.450%	11/15/21	75	74
Corn Products International Inc.	3.200%	11/1/15	25	26
Corn Products International Inc.	4.625%	11/1/20	25	26
Corn Products International Inc.	6.625%	4/15/37	25	28
Covidien International Finance SA	6.000%	10/15/17	225	270
Covidien International Finance SA	6.550%	10/15/37	175	226
Delhaize Group SA	5.875%	2/1/14	125	134
Delhaize Group SA	5.700%	10/1/40	200	186
DENTSPLY International Inc.	2.750%	8/15/16	75	76
Diageo Capital plc	5.750%	10/23/17	25	30
Diageo Capital plc	4.828%	7/15/20	300	341
Diageo Finance BV	5.300%	10/28/15	75	86
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	25	26
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	75	78
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	87
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	124
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	34
Eli Lilly & Co.	4.200%	3/6/14	150	160
Eli Lilly & Co.	5.200%	3/15/17	150	175
Eli Lilly & Co.	5.500%	3/15/27	150	180
Eli Lilly & Co.	5.550%	3/15/37	150	176
Energizer Holdings Inc.	4.700%	5/19/21	50	52
Express Scripts Inc.	6.250%	6/15/14	125	137
Express Scripts Inc.	3.125%	5/15/16	100	104

Express Scripts Inc.	7.250%	6/15/19	50	61
Flowers Foods Inc.	4.375%	4/1/22	75	74
Genentech Inc.	4.750%	7/15/15	50	56
Genentech Inc.	5.250%	7/15/35	75	83
General Mills Inc.	5.250%	8/15/13	100	106
General Mills Inc.	5.700%	2/15/17	150	177
General Mills Inc.	5.650%	2/15/19	775	919
General Mills Inc.	3.150%	12/15/21	25	25
Gilead Sciences Inc.	2.400%	12/1/14	100	103
Gilead Sciences Inc.	4.500%	4/1/21	150	159
Gilead Sciences Inc.	4.400%	12/1/21	400	420
Gilead Sciences Inc.	5.650%	12/1/41	100	106
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	419
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	404
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	481
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	650	851
Hasbro Inc.	6.300%	9/15/17	175	200
Hasbro Inc.	6.350%	3/15/40	300	321
Hershey Co.	5.450%	9/1/16	50	58
Hershey Co.	1.500%	11/1/16	100	101
Hershey Co.	4.125%	12/1/20	50	55
HJ Heinz Co.	2.850%	3/1/22	50	49
HJ Heinz Finance Co.	6.750%	3/15/32	225	272
Hormel Foods Corp.	4.125%	4/15/21	25	27
Hospira Inc.	5.900%	6/15/14	75	81
Hospira Inc.	5.600%	9/15/40	50	48
JM Smucker Co.	3.500%	10/15/21	50	51
Johnson & Johnson	5.550%	8/15/17	500	607
Johnson & Johnson	6.950%	9/1/29	25	34
Johnson & Johnson	4.950%	5/15/33	150	171
Johnson & Johnson	5.950%	8/15/37	200	261
Johnson & Johnson	4.500%	9/1/40	150	160
Kellogg Co.	4.150%	11/15/19	125	135
Kellogg Co.	4.000%	12/15/20	500	529
Kimberly-Clark Corp.	4.875%	8/15/15	200	223
Kimberly-Clark Corp.	6.125%	8/1/17	275	335
Kimberly-Clark Corp.	6.250%	7/15/18	50	62
Kimberly-Clark Corp.	3.625%	8/1/20	140	149
Kimberly-Clark Corp.	5.300%	3/1/41	200	236
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	233
Koninklijke Philips Electronics NV	3.750%	3/15/22	50	50
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	212
Koninklijke Philips Electronics NV	5.000%	3/15/42	50	50
Kraft Foods Inc.	2.625%	5/8/13	275	280
Kraft Foods Inc.	5.250%	10/1/13	25	27
Kraft Foods Inc.	6.750%	2/19/14	75	83
Kraft Foods Inc.	4.125%	2/9/16	925	1,004
Kraft Foods Inc.	6.500%	8/11/17	475	573
Kraft Foods Inc.	6.125%	8/23/18	75	90
Kraft Foods Inc.	5.375%	2/10/20	500	577
Kraft Foods Inc.	6.500%	11/1/31	200	241
Kraft Foods Inc.	7.000%	8/11/37	400	505
Kraft Foods Inc.	6.875%	2/1/38	575	720
Kraft Foods Inc.	6.875%	1/26/39	25	31
Kraft Foods Inc.	6.500%	2/9/40	225	275
Kroger Co.	5.000%	4/15/13	200	209
Kroger Co.	3.900%	10/1/15	500	543

Kroger Co.	2.200%	1/15/17	100	101
Kroger Co.	6.150%	1/15/20	75	91
Kroger Co.	8.000%	9/15/29	125	165
Kroger Co.	7.500%	4/1/31	100	127
Kroger Co.	6.900%	4/15/38	75	93
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	84
Life Technologies Corp.	4.400%	3/1/15	100	107
Life Technologies Corp.	3.500%	1/15/16	50	51
Life Technologies Corp.	6.000%	3/1/20	125	143
Life Technologies Corp.	5.000%	1/15/21	75	81
Lorillard Tobacco Co.	3.500%	8/4/16	50	52
Lorillard Tobacco Co.	8.125%	6/23/19	175	217
Lorillard Tobacco Co.	7.000%	8/4/41	75	80
Mattel Inc.	5.450%	11/1/41	50	51
McCormick & Co. Inc.	3.900%	7/15/21	50	53
McKesson Corp.	3.250%	3/1/16	425	454
McKesson Corp.	4.750%	3/1/21	25	28
McKesson Corp.	6.000%	3/1/41	475	586
Mead Johnson Nutrition Co.	3.500%	11/1/14	25	26
Mead Johnson Nutrition Co.	4.900%	11/1/19	600	672
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	116
Medco Health Solutions Inc.	2.750%	9/15/15	275	283
Medco Health Solutions Inc.	7.125%	3/15/18	250	299
Medtronic Inc.	4.500%	3/15/14	75	80
Medtronic Inc.	3.000%	3/15/15	250	266
Medtronic Inc.	4.750%	9/15/15	100	112
Medtronic Inc.	5.600%	3/15/19	25	30
Medtronic Inc.	4.450%	3/15/20	125	140
Medtronic Inc.	6.500%	3/15/39	25	32
Medtronic Inc.	5.550%	3/15/40	350	411
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	50	51
Merck & Co. Inc.	5.300%	12/1/13	250	270
Merck & Co. Inc.	4.750%	3/1/15	200	222
Merck & Co. Inc.	4.000%	6/30/15	100	110
Merck & Co. Inc.	2.250%	1/15/16	75	78
Merck & Co. Inc.	6.000%	9/15/17	150	185
Merck & Co. Inc.	5.000%	6/30/19	100	118
Merck & Co. Inc.	3.875%	1/15/21	250	275
Merck & Co. Inc.	6.400%	3/1/28	50	64
Merck & Co. Inc.	5.950%	12/1/28	75	94
Merck & Co. Inc.	6.500%	12/1/33	75	101
Merck & Co. Inc.	5.750%	11/15/36	350	432
Merck & Co. Inc.	6.550%	9/15/37	125	170
Merck & Co. Inc.	5.850%	6/30/39	75	96
Novant Health Inc.	5.850%	11/1/19	150	168
Novartis Capital Corp.	1.900%	4/24/13	125	127
Novartis Capital Corp.	4.125%	2/10/14	525	558
Novartis Capital Corp.	2.900%	4/24/15	125	133
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	761
Pepsi Bottling Group Inc.	7.000%	3/1/29	275	370
PepsiAmericas Inc.	5.000%	5/15/17	100	117
PepsiCo Inc.	3.750%	3/1/14	350	371
PepsiCo Inc.	0.750%	3/5/15	100	100
PepsiCo Inc.	2.500%	5/10/16	200	209
PepsiCo Inc.	5.000%	6/1/18	325	380
PepsiCo Inc.	7.900%	11/1/18	275	369
PepsiCo Inc.	4.500%	1/15/20	25	28

PepsiCo Inc.	3.000%	8/25/21	150	152
PepsiCo Inc.	2.750%	3/5/22	275	267
PepsiCo Inc.	5.500%	1/15/40	250	294
PepsiCo Inc.	4.875%	11/1/40	200	216
PepsiCo Inc.	4.000%	3/5/42	175	165
PerkinElmer Inc.	5.000%	11/15/21	75	78
Pfizer Inc.	5.350%	3/15/15	700	792
Pfizer Inc.	6.200%	3/15/19	600	748
Pfizer Inc.	7.200%	3/15/39	425	611
Pharmacia Corp.	6.600%	12/1/28	75	96
Philip Morris International Inc.	4.875%	5/16/13	250	262
Philip Morris International Inc.	6.875%	3/17/14	150	168
Philip Morris International Inc.	2.500%	5/16/16	700	729
Philip Morris International Inc.	1.625%	3/20/17	50	50
Philip Morris International Inc.	5.650%	5/16/18	325	388
Philip Morris International Inc.	6.375%	5/16/38	200	248
Philip Morris International Inc.	4.375%	11/15/41	425	410
Philip Morris International Inc.	4.500%	3/20/42	50	49
3 Procter & Gamble - Esop	9.360%	1/1/21	360	476
Procter & Gamble Co.	4.950%	8/15/14	50	55
Procter & Gamble Co.	3.500%	2/15/15	150	161
Procter & Gamble Co.	1.450%	8/15/16	50	50
Procter & Gamble Co.	4.700%	2/15/19	100	117
Procter & Gamble Co.	6.450%	1/15/26	75	98
Procter & Gamble Co.	5.550%	3/5/37	325	403
Quest Diagnostics Inc.	5.450%	11/1/15	200	224
Quest Diagnostics Inc.	6.950%	7/1/37	75	90
Ralcorp Holdings Inc.	6.625%	8/15/39	250	254
Reynolds American Inc.	7.250%	6/1/13	150	160
Reynolds American Inc.	6.750%	6/15/17	150	179
Reynolds American Inc.	7.250%	6/15/37	125	145
Safeway Inc.	6.250%	3/15/14	150	165
Safeway Inc.	6.350%	8/15/17	100	116
Safeway Inc.	5.000%	8/15/19	125	133
Safeway Inc.	3.950%	8/15/20	250	248
Safeway Inc.	7.250%	2/1/31	75	88
Sanofi	1.625%	3/28/14	50	51
Sanofi	2.625%	3/29/16	200	209
Sanofi	4.000%	3/29/21	600	654
St. Jude Medical Inc.	2.200%	9/15/13	200	204
St. Jude Medical Inc.	3.750%	7/15/14	225	239
Stryker Corp.	3.000%	1/15/15	50	53
Stryker Corp.	2.000%	9/30/16	100	102
Stryker Corp.	4.375%	1/15/20	50	55
Sysco Corp.	5.250%	2/12/18	100	118
Sysco Corp.	5.375%	9/21/35	100	117
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	75	77
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	25	25
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	200	245
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	100	105
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	75	76
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	50	51
Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	80
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	213
Unilever Capital Corp.	3.650%	2/15/14	25	26
Unilever Capital Corp.	2.750%	2/10/16	500	528

Unilever Capital Corp.	4.250%	2/10/21	200	227
Unilever Capital Corp.	5.900%	11/15/32	50	63
UST LLC	5.750%	3/1/18	75	82
Whirlpool Corp.	5.500%	3/1/13	325	338
Wyeth LLC	5.500%	2/1/14	50	55
Wyeth LLC	5.500%	2/15/16	200	231
Wyeth LLC	5.450%	4/1/17	50	60
Wyeth LLC	6.450%	2/1/24	100	130
Wyeth LLC	6.500%	2/1/34	100	130
Wyeth LLC	6.000%	2/15/36	175	219
Wyeth LLC	5.950%	4/1/37	650	820
Zimmer Holdings Inc.	1.400%	11/30/14	75	75
Zimmer Holdings Inc.	4.625%	11/30/19	50	55
Zimmer Holdings Inc.	3.375%	11/30/21	100	100
Zimmer Holdings Inc.	5.750%	11/30/39	50	57

Energy (1.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	145
Anadarko Petroleum Corp.	7.625%	3/15/14	150	167
Anadarko Petroleum Corp.	5.750%	6/15/14	25	27
Anadarko Petroleum Corp.	5.950%	9/15/16	500	576
Anadarko Petroleum Corp.	6.450%	9/15/36	775	895
Anadarko Petroleum Corp.	7.950%	6/15/39	25	33
Anadarko Petroleum Corp.	6.200%	3/15/40	275	310
Apache Corp.	6.000%	9/15/13	175	188
Apache Corp.	5.625%	1/15/17	100	118
Apache Corp.	6.900%	9/15/18	150	189
Apache Corp.	3.625%	2/1/21	75	79
Apache Corp.	6.000%	1/15/37	150	182
Apache Corp.	5.100%	9/1/40	350	379
6 Baker Hughes Inc.	3.200%	8/15/21	300	303
Baker Hughes Inc.	6.875%	1/15/29	100	131
Baker Hughes Inc.	5.125%	9/15/40	275	311
BP Capital Markets plc	5.250%	11/7/13	350	374
BP Capital Markets plc	3.625%	5/8/14	50	53
BP Capital Markets plc	1.700%	12/5/14	500	510
BP Capital Markets plc	3.875%	3/10/15	275	295
BP Capital Markets plc	3.125%	10/1/15	450	475
BP Capital Markets plc	3.200%	3/11/16	225	238
BP Capital Markets plc	2.248%	11/1/16	150	154
BP Capital Markets plc	4.750%	3/10/19	200	225
BP Capital Markets plc	4.500%	10/1/20	225	247
BP Capital Markets plc	4.742%	3/11/21	350	392
Burlington Resources Finance Co.	7.400%	12/1/31	175	236
Cameron International Corp.	6.375%	7/15/18	100	118
Cameron International Corp.	7.000%	7/15/38	100	124
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	165
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	146
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	267
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	291
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	150
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	185
Cenovus Energy Inc.	4.500%	9/15/14	150	162
Cenovus Energy Inc.	5.700%	10/15/19	50	60
Cenovus Energy Inc.	6.750%	11/15/39	450	579
Chevron Corp.	3.950%	3/3/14	300	319
Chevron Corp.	4.950%	3/3/19	275	325

ConocoPhillips	4.750%	2/1/14	125	134
ConocoPhillips	4.600%	1/15/15	500	551
ConocoPhillips	5.750%	2/1/19	875	1,061
ConocoPhillips	5.900%	10/15/32	50	61
ConocoPhillips	5.900%	5/15/38	100	124
ConocoPhillips	6.500%	2/1/39	500	659
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	293
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	150	181
ConocoPhillips Holding Co.	6.950%	4/15/29	150	201
Devon Energy Corp.	5.625%	1/15/14	100	108
Devon Energy Corp.	2.400%	7/15/16	50	51
Devon Energy Corp.	4.000%	7/15/21	100	107
Devon Energy Corp.	7.950%	4/15/32	50	70
Devon Energy Corp.	5.600%	7/15/41	100	112
Devon Financing Corp. ULC	7.875%	9/30/31	300	418
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	27
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	87
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	110
Encana Corp.	4.750%	10/15/13	25	26
Encana Corp.	5.900%	12/1/17	225	263
Encana Corp.	6.500%	8/15/34	325	345
Encana Corp.	6.625%	8/15/37	125	135
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	109
Ensco plc	3.250%	3/15/16	125	130
Ensco plc	4.700%	3/15/21	225	242
EOG Resources Inc.	2.950%	6/1/15	125	132
EOG Resources Inc.	5.875%	9/15/17	125	150
EOG Resources Inc.	4.400%	6/1/20	100	110
EOG Resources Inc.	4.100%	2/1/21	350	378
EQT Corp.	6.500%	4/1/18	350	400
Halliburton Co.	6.150%	9/15/19	200	243
Halliburton Co.	6.700%	9/15/38	125	161
Halliburton Co.	7.450%	9/15/39	200	278
Hess Corp.	7.875%	10/1/29	350	462
Hess Corp.	7.125%	3/15/33	100	126
Hess Corp.	5.600%	2/15/41	250	271
Husky Energy Inc.	5.900%	6/15/14	300	328
Husky Energy Inc.	6.150%	6/15/19	100	116
Husky Energy Inc.	6.800%	9/15/37	50	61
Kerr-McGee Corp.	6.950%	7/1/24	250	302
Kerr-McGee Corp.	7.875%	9/15/31	50	64
Marathon Oil Corp.	5.900%	3/15/18	46	54
Marathon Oil Corp.	6.800%	3/15/32	300	363
Marathon Petroleum Corp.	3.500%	3/1/16	250	259
Marathon Petroleum Corp.	5.125%	3/1/21	375	408
Nabors Industries Inc.	6.150%	2/15/18	300	348
Nabors Industries Inc.	5.000%	9/15/20	175	188
Nexen Inc.	7.875%	3/15/32	50	62
Nexen Inc.	6.400%	5/15/37	300	330
Nexen Inc.	7.500%	7/30/39	200	246
Noble Energy Inc.	8.250%	3/1/19	400	502
Noble Energy Inc.	4.150%	12/15/21	175	179
Noble Holding International Ltd.	2.500%	3/15/17	100	101
Noble Holding International Ltd.	4.900%	8/1/20	100	107
Noble Holding International Ltd.	4.625%	3/1/21	25	27
Noble Holding International Ltd.	3.950%	3/15/22	50	50
Noble Holding International Ltd.	6.200%	8/1/40	100	110

Noble Holding International Ltd.	6.050%	3/1/41	150	162
Noble Holding International Ltd.	5.250%	3/15/42	100	99
Occidental Petroleum Corp.	2.500%	2/1/16	200	209
Occidental Petroleum Corp.	4.100%	2/1/21	350	380
Petro-Canada	7.875%	6/15/26	25	34
Petro-Canada	7.000%	11/15/28	100	121
Petro-Canada	5.350%	7/15/33	150	157
Petro-Canada	6.800%	5/15/38	125	160
6 Phillips 66	1.950%	3/5/15	125	126
6 Phillips 66	2.950%	5/1/17	350	355
6 Phillips 66	4.300%	4/1/22	275	280
6 Phillips 66	5.875%	5/1/42	175	179
Pride International Inc.	6.875%	8/15/20	900	1,098
Rowan Cos. Inc.	7.875%	8/1/19	75	89
Shell International Finance BV	4.000%	3/21/14	300	320
Shell International Finance BV	3.100%	6/28/15	1,425	1,525
Shell International Finance BV	3.250%	9/22/15	100	108
Shell International Finance BV	4.300%	9/22/19	550	623
Shell International Finance BV	6.375%	12/15/38	475	627
6 Southwestern Energy Co.	4.100%	3/15/22	75	74
Suncor Energy Inc.	6.100%	6/1/18	25	30
Suncor Energy Inc.	5.950%	12/1/34	75	85
Suncor Energy Inc.	6.500%	6/15/38	925	1,144
Talisman Energy Inc.	5.125%	5/15/15	50	55
Talisman Energy Inc.	7.750%	6/1/19	200	245
Talisman Energy Inc.	3.750%	2/1/21	225	221
Talisman Energy Inc.	5.850%	2/1/37	150	159
Tosco Corp.	8.125%	2/15/30	100	142
Total Capital Canada Ltd.	1.625%	1/28/14	300	301
Total Capital SA	3.000%	6/24/15	450	467
Total Capital SA	4.450%	6/24/20	350	373
Total Capital SA	4.125%	1/28/21	125	133
Transocean Inc.	4.950%	11/15/15	350	374
Transocean Inc.	6.000%	3/15/18	75	83
Transocean Inc.	6.500%	11/15/20	150	168
Transocean Inc.	7.500%	4/15/31	175	201
Transocean Inc.	6.800%	3/15/38	150	166
Valero Energy Corp.	9.375%	3/15/19	200	262
Valero Energy Corp.	6.125%	2/1/20	75	86
Valero Energy Corp.	7.500%	4/15/32	225	262
Valero Energy Corp.	6.625%	6/15/37	175	189
Weatherford International Inc.	6.350%	6/15/17	250	290
Weatherford International Inc.	6.800%	6/15/37	150	167
Weatherford International Ltd.	6.000%	3/15/18	750	851
Weatherford International Ltd.	6.500%	8/1/36	275	303
Williams Cos. Inc.	7.500%	1/15/31	116	139
Williams Cos. Inc.	7.750%	6/15/31	35	42
XTO Energy Inc.	5.750%	12/15/13	250	271
XTO Energy Inc.	6.250%	8/1/17	375	461

Other Industrial (0.0%)
California Institute of Technology GO	4.700%	11/1/2111	300	295
Cintas Corp. No 2	6.125%	12/1/17	75	88
Fluor Corp.	3.375%	9/15/21	75	75
Massachusetts Institute of Technology GO	5.600%	7/1/2111	200	248

Technology (1.0%)
Adobe Systems Inc.	3.250%	2/1/15	100	106
Adobe Systems Inc.	4.750%	2/1/20	175	190
Agilent Technologies Inc.	5.500%	9/14/15	50	56
Agilent Technologies Inc.	6.500%	11/1/17	400	482
Amphenol Corp.	4.750%	11/15/14	100	108
Analog Devices Inc.	5.000%	7/1/14	100	109
Applied Materials Inc.	2.650%	6/15/16	50	52
Applied Materials Inc.	4.300%	6/15/21	650	708
Applied Materials Inc.	5.850%	6/15/41	150	172
Arrow Electronics Inc.	3.375%	11/1/15	75	77
Avnet Inc.	5.875%	6/15/20	200	215
BMC Software Inc.	7.250%	6/1/18	50	59
Broadcom Corp.	1.500%	11/1/13	50	51
Broadcom Corp.	2.700%	11/1/18	50	51
CA Inc.	5.375%	12/1/19	175	192
Cisco Systems Inc.	1.625%	3/14/14	450	459
Cisco Systems Inc.	2.900%	11/17/14	125	132
Cisco Systems Inc.	5.500%	2/22/16	200	232
Cisco Systems Inc.	3.150%	3/14/17	50	54
Cisco Systems Inc.	4.950%	2/15/19	475	549
Cisco Systems Inc.	4.450%	1/15/20	825	932
Cisco Systems Inc.	5.900%	2/15/39	200	241
Cisco Systems Inc.	5.500%	1/15/40	175	204
Computer Sciences Corp.	6.500%	3/15/18	50	54
Corning Inc.	6.625%	5/15/19	25	30
Corning Inc.	4.700%	3/15/37	200	191
Corning Inc.	5.750%	8/15/40	75	82
Dell Inc.	4.700%	4/15/13	150	156
Dell Inc.	1.400%	9/10/13	150	151
Dell Inc.	2.300%	9/10/15	75	78
Dell Inc.	3.100%	4/1/16	125	133
Dell Inc.	5.650%	4/15/18	75	87
Dell Inc.	5.875%	6/15/19	75	89
Dell Inc.	6.500%	4/15/38	100	119
Dun & Bradstreet Corp.	6.000%	4/1/13	150	157
Equifax Inc.	4.450%	12/1/14	50	53
Equifax Inc.	6.300%	7/1/17	25	28
Fiserv Inc.	3.125%	10/1/15	50	52
Fiserv Inc.	6.800%	11/20/17	150	177
Google Inc.	2.125%	5/19/16	25	26
Google Inc.	3.625%	5/19/21	150	163
Harris Corp.	5.000%	10/1/15	125	136
Harris Corp.	4.400%	12/15/20	50	52
Harris Corp.	6.150%	12/15/40	75	85
Hewlett-Packard Co.	1.250%	9/13/13	300	300
Hewlett-Packard Co.	6.125%	3/1/14	700	762
Hewlett-Packard Co.	4.750%	6/2/14	350	374
Hewlett-Packard Co.	2.625%	12/9/14	425	438
Hewlett-Packard Co.	2.350%	3/15/15	150	153
Hewlett-Packard Co.	2.125%	9/13/15	250	252
Hewlett-Packard Co.	3.000%	9/15/16	150	154
Hewlett-Packard Co.	3.300%	12/9/16	50	52
Hewlett-Packard Co.	2.600%	9/15/17	25	25
Hewlett-Packard Co.	5.500%	3/1/18	75	86
Hewlett-Packard Co.	3.750%	12/1/20	325	324
Hewlett-Packard Co.	4.300%	6/1/21	300	307

Hewlett-Packard Co.	4.375%	9/15/21	50	51
Hewlett-Packard Co.	4.650%	12/9/21	225	235
Hewlett-Packard Co.	4.050%	9/15/22	75	75
Hewlett-Packard Co.	6.000%	9/15/41	200	217
HP Enterprise Services LLC	6.000%	8/1/13	75	80
Intel Corp.	1.950%	10/1/16	100	103
Intel Corp.	3.300%	10/1/21	100	103
Intel Corp.	4.800%	10/1/41	475	501
International Business Machines Corp.	1.000%	8/5/13	1,375	1,385
International Business Machines Corp.	2.000%	1/5/16	25	26
International Business Machines Corp.	5.700%	9/14/17	850	1,018
International Business Machines Corp.	7.000%	10/30/25	300	403
International Business Machines Corp.	6.220%	8/1/27	75	95
International Business Machines Corp.	6.500%	1/15/28	75	97
International Business Machines Corp.	5.875%	11/29/32	325	407
International Business Machines Corp.	5.600%	11/30/39	387	471
Juniper Networks Inc.	3.100%	3/15/16	30	31
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	5.950%	3/15/41	25	28
Lexmark International Inc.	5.900%	6/1/13	50	52
Lexmark International Inc.	6.650%	6/1/18	150	171
Maxim Integrated Products Inc.	3.450%	6/14/13	50	51
Microsoft Corp.	0.875%	9/27/13	150	151
Microsoft Corp.	2.950%	6/1/14	500	525
Microsoft Corp.	1.625%	9/25/15	150	155
Microsoft Corp.	4.200%	6/1/19	25	28
Microsoft Corp.	3.000%	10/1/20	225	237
Microsoft Corp.	5.200%	6/1/39	25	29
Microsoft Corp.	4.500%	10/1/40	100	106
Microsoft Corp.	5.300%	2/8/41	200	239
Motorola Solutions Inc.	7.500%	5/15/25	50	59
Nokia Oyj	5.375%	5/15/19	400	393
Nokia Oyj	6.625%	5/15/39	50	48
Oracle Corp.	4.950%	4/15/13	150	157
Oracle Corp.	3.750%	7/8/14	225	241
Oracle Corp.	5.250%	1/15/16	275	315
Oracle Corp.	5.750%	4/15/18	300	364
Oracle Corp.	5.000%	7/8/19	550	642
Oracle Corp.	6.500%	4/15/38	200	257
Oracle Corp.	6.125%	7/8/39	150	185
Oracle Corp.	5.375%	7/15/40	600	688
Pitney Bowes Inc.	3.875%	6/15/13	100	103
Pitney Bowes Inc.	4.875%	8/15/14	100	106
Pitney Bowes Inc.	4.750%	1/15/16	375	394
SAIC Inc.	4.450%	12/1/20	75	79
SAIC Inc.	5.950%	12/1/40	75	80
Science Applications International Corp.	5.500%	7/1/33	25	25
Symantec Corp.	2.750%	9/15/15	25	26
Symantec Corp.	4.200%	9/15/20	50	51
Texas Instruments Inc.	2.375%	5/16/16	75	78
Tyco Electronics Group SA	7.125%	10/1/37	300	381
Xerox Corp.	8.250%	5/15/14	150	169
Xerox Corp.	6.400%	3/15/16	100	114
Xerox Corp.	6.750%	2/1/17	100	116
Xerox Corp.	2.950%	3/15/17	500	506
Xerox Corp.	6.350%	5/15/18	175	203
Xerox Corp.	5.625%	12/15/19	25	28

Xerox Corp.	6.750%	12/15/39	375	423

Transportation (0.4%)
3 American Airlines 2011-2 Class A Pass
Through Trust	8.625%	4/15/23	100	105
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	67	73
Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	116
Burlington Northern Santa Fe LLC	3.600%	9/1/20	175	181
Burlington Northern Santa Fe LLC	3.450%	9/15/21	275	279
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	148
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	149
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	233
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	269
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	236
Canadian National Railway Co.	5.800%	6/1/16	100	117
Canadian National Railway Co.	5.550%	3/1/19	300	358
Canadian National Railway Co.	6.200%	6/1/36	75	95
Canadian Pacific Railway Co.	4.450%	3/15/23	25	26
Canadian Pacific Railway Co.	5.950%	5/15/37	150	156
Con-way Inc.	6.700%	5/1/34	100	94
3 Continental Airlines 1998-1 Class A Pass
Through Trust	6.648%	9/15/17	131	138
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	11/10/19	139	155
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	450	443
CSX Corp.	6.250%	4/1/15	50	58
CSX Corp.	5.600%	5/1/17	175	202
CSX Corp.	7.900%	5/1/17	73	91
CSX Corp.	6.250%	3/15/18	375	449
CSX Corp.	7.375%	2/1/19	425	533
CSX Corp.	6.000%	10/1/36	50	57
CSX Corp.	6.220%	4/30/40	152	179
CSX Corp.	5.500%	4/15/41	25	27
CSX Corp.	4.750%	5/30/42	275	264
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	8/10/22	183	200
3 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	12/17/19	307	350
3 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	5/23/19	119	126
JB Hunt Transport Services Inc.	3.375%	9/15/15	250	258
Norfolk Southern Corp.	7.700%	5/15/17	450	568
Norfolk Southern Corp.	5.750%	4/1/18	100	118
Norfolk Southern Corp.	5.900%	6/15/19	175	208
Norfolk Southern Corp.	7.800%	5/15/27	200	275
6 Norfolk Southern Corp.	4.837%	10/1/41	513	530
Ryder System Inc.	5.850%	3/1/14	75	81
Ryder System Inc.	3.150%	3/2/15	100	104
Ryder System Inc.	7.200%	9/1/15	100	116
Ryder System Inc.	3.600%	3/1/16	230	240
Ryder System Inc.	5.850%	11/1/16	25	28
Southwest Airlines Co.	5.750%	12/15/16	75	83
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	41	47
Union Pacific Corp.	4.163%	7/15/22	659	710

Union Pacific Corp.	7.125%	2/1/28	150	193
United Parcel Service Inc.	3.875%	4/1/14	200	213
United Parcel Service Inc.	5.500%	1/15/18	75	90
United Parcel Service Inc.	5.125%	4/1/19	100	119
United Parcel Service Inc.	3.125%	1/15/21	725	756
United Parcel Service Inc.	6.200%	1/15/38	100	130
				286,098
Utilities (2.4%)
Electric (1.6%)
AEP Texas Central Co.	6.650%	2/15/33	200	248
Alabama Power Co.	5.500%	10/15/17	225	267
Alabama Power Co.	5.200%	6/1/41	225	256
Ameren Illinois Co.	6.125%	11/15/17	25	29
Ameren Illinois Co.	6.250%	4/1/18	125	146
Appalachian Power Co.	3.400%	5/24/15	150	158
Appalachian Power Co.	4.600%	3/30/21	75	82
Arizona Public Service Co.	5.800%	6/30/14	75	82
Arizona Public Service Co.	8.750%	3/1/19	200	256
Arizona Public Service Co.	4.500%	4/1/42	25	24
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	116
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	354
Carolina Power & Light Co.	5.125%	9/15/13	325	346
Carolina Power & Light Co.	5.300%	1/15/19	175	206
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	66
CenterPoint Energy Inc.	6.500%	5/1/18	400	472
Cleco Power LLC	6.000%	12/1/40	100	112
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	256
Commonwealth Edison Co.	1.625%	1/15/14	75	76
Commonwealth Edison Co.	5.950%	8/15/16	575	677
Commonwealth Edison Co.	6.150%	9/15/17	325	391
Commonwealth Edison Co.	5.800%	3/15/18	75	90
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	60
Commonwealth Edison Co.	6.450%	1/15/38	175	225
Connecticut Light & Power Co.	6.350%	6/1/36	175	221
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	100	117
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	249
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	225
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	334
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	95
Consolidated Natural Gas Co.	5.000%	12/1/14	300	330
Constellation Energy Group Inc.	4.550%	6/15/15	300	325
Constellation Energy Group Inc.	5.150%	12/1/20	200	220
Constellation Energy Group Inc.	7.600%	4/1/32	25	32
Consumers Energy Co.	5.375%	4/15/13	225	236
Consumers Energy Co.	5.500%	8/15/16	100	115
Consumers Energy Co.	5.650%	9/15/18	700	821
Detroit Edison Co.	3.900%	6/1/21	100	107
Dominion Resources Inc.	5.150%	7/15/15	600	675
Dominion Resources Inc.	6.000%	11/30/17	250	299
Dominion Resources Inc.	6.400%	6/15/18	342	418
Dominion Resources Inc.	6.300%	3/15/33	100	120
Dominion Resources Inc.	5.950%	6/15/35	225	268
Duke Energy Carolinas LLC	4.300%	6/15/20	250	279
Duke Energy Carolinas LLC	3.900%	6/15/21	500	537
Duke Energy Carolinas LLC	6.000%	12/1/28	125	147
Duke Energy Carolinas LLC	6.100%	6/1/37	100	123

Duke Energy Carolinas LLC	6.050%	4/15/38	50	63
Duke Energy Carolinas LLC	5.300%	2/15/40	175	204
Duke Energy Corp.	3.350%	4/1/15	200	212
Duke Energy Corp.	5.050%	9/15/19	75	85
Duke Energy Indiana Inc.	5.000%	9/15/13	125	132
Duke Energy Indiana Inc.	3.750%	7/15/20	25	26
Duke Energy Indiana Inc.	6.350%	8/15/38	225	291
Duke Energy Indiana Inc.	4.200%	3/15/42	400	391
Duke Energy Ohio Inc.	2.100%	6/15/13	200	203
El Paso Electric Co.	6.000%	5/15/35	50	55
Empresa Nacional de Electricidad SA	8.350%	8/1/13	100	108
Entergy Arkansas Inc.	3.750%	2/15/21	75	77
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	230
Entergy Louisiana LLC	1.875%	12/15/14	50	51
Exelon Generation Co. LLC	4.000%	10/1/20	225	231
FirstEnergy Corp.	7.375%	11/15/31	200	245
FirstEnergy Solutions Corp.	6.800%	8/15/39	200	224
Florida Power & Light Co.	5.550%	11/1/17	25	30
Florida Power & Light Co.	5.625%	4/1/34	25	30
Florida Power & Light Co.	5.400%	9/1/35	75	88
Florida Power & Light Co.	6.200%	6/1/36	50	64
Florida Power & Light Co.	5.650%	2/1/37	100	120
Florida Power & Light Co.	5.850%	5/1/37	25	31
Florida Power & Light Co.	5.950%	2/1/38	150	189
Florida Power & Light Co.	5.960%	4/1/39	475	604
Florida Power Corp.	5.650%	6/15/18	75	90
Florida Power Corp.	6.350%	9/15/37	225	291
Florida Power Corp.	6.400%	6/15/38	650	849
Georgia Power Co.	3.000%	4/15/16	575	609
Georgia Power Co.	5.400%	6/1/40	300	341
Great Plains Energy Inc.	2.750%	8/15/13	100	102
Great Plains Energy Inc.	5.292%	6/15/22	225	241
Iberdrola International BV	6.750%	7/15/36	75	81
Indiana Michigan Power Co.	6.050%	3/15/37	200	228
3 Integrys Energy Group Inc.	6.110%	12/1/66	150	150
Interstate Power & Light Co.	6.250%	7/15/39	50	63
Jersey Central Power & Light Co.	5.625%	5/1/16	125	140
Jersey Central Power & Light Co.	5.650%	6/1/17	475	545
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	75	78
Kansas City Power & Light Co.	6.050%	11/15/35	50	57
Kansas City Power & Light Co.	5.300%	10/1/41	100	106
Kentucky Utilities Co.	1.625%	11/1/15	25	25
Kentucky Utilities Co.	3.250%	11/1/20	50	51
Kentucky Utilities Co.	5.125%	11/1/40	125	142
LG&E and KU Energy LLC	2.125%	11/15/15	75	75
LG&E and KU Energy LLC	3.750%	11/15/20	100	100
Louisville Gas & Electric Co.	1.625%	11/15/15	125	127
Louisville Gas & Electric Co.	5.125%	11/15/40	125	142
MidAmerican Energy Co.	5.950%	7/15/17	75	89
MidAmerican Energy Co.	5.300%	3/15/18	50	58
MidAmerican Energy Co.	6.750%	12/30/31	125	161
MidAmerican Energy Co.	5.750%	11/1/35	250	293
MidAmerican Energy Holdings Co.	5.750%	4/1/18	125	147
MidAmerican Energy Holdings Co.	5.950%	5/15/37	375	439
MidAmerican Energy Holdings Co.	6.500%	9/15/37	50	63
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	100	106

National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	175	188
National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	225	226
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	291
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	234
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	250	248
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	242
Nevada Power Co.	6.500%	5/15/18	300	367
Nevada Power Co.	7.125%	3/15/19	550	689
NextEra Energy Capital Holdings Inc.	5.350%	6/15/13	125	131
NextEra Energy Capital Holdings Inc.	2.550%	11/15/13	725	738
3 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	76
3 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	77
Northern States Power Co.	1.950%	8/15/15	25	26
Northern States Power Co.	5.250%	3/1/18	150	176
Northern States Power Co.	6.250%	6/1/36	50	66
Northern States Power Co.	6.200%	7/1/37	50	65
Northern States Power Co.	5.350%	11/1/39	75	88
NSTAR	4.500%	11/15/19	25	28
NSTAR Electric Co.	4.875%	4/15/14	50	54
NSTAR Electric Co.	5.625%	11/15/17	150	178
NSTAR Electric Co.	5.500%	3/15/40	75	88
Oglethorpe Power Corp.	5.950%	11/1/39	50	61
Oglethorpe Power Corp.	5.375%	11/1/40	125	140
Ohio Edison Co.	6.400%	7/15/16	175	200
Ohio Power Co.	5.750%	9/1/13	200	213
Ohio Power Co.	6.000%	6/1/16	75	86
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	120
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	141
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	157
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	284
Pacific Gas & Electric Co.	4.800%	3/1/14	700	753
Pacific Gas & Electric Co.	5.625%	11/30/17	150	179
Pacific Gas & Electric Co.	8.250%	10/15/18	200	267
Pacific Gas & Electric Co.	6.050%	3/1/34	625	757
Pacific Gas & Electric Co.	6.350%	2/15/38	100	127
Pacific Gas & Electric Co.	5.400%	1/15/40	250	284
PacifiCorp	7.700%	11/15/31	600	857
PacifiCorp	5.250%	6/15/35	100	112
PacifiCorp	4.100%	2/1/42	75	72
Peco Energy Co.	5.350%	3/1/18	50	59
Pennsylvania Electric Co.	6.050%	9/1/17	75	87
Pepco Holdings Inc.	2.700%	10/1/15	175	178
Potomac Electric Power Co.	6.500%	11/15/37	100	134
PPL Electric Utilities Corp.	3.000%	9/15/21	125	125
PPL Energy Supply LLC	6.300%	7/15/13	75	80
PPL Energy Supply LLC	6.200%	5/15/16	23	26
PPL Energy Supply LLC	6.500%	5/1/18	50	58
PPL Energy Supply LLC	4.600%	12/15/21	125	128
Progress Energy Inc.	6.050%	3/15/14	50	55
Progress Energy Inc.	3.150%	4/1/22	25	24
Progress Energy Inc.	7.000%	10/30/31	119	153

Progress Energy Inc.	6.000%	12/1/39	25	30
PSEG Power LLC	2.500%	4/15/13	75	76
PSEG Power LLC	5.000%	4/1/14	75	80
PSEG Power LLC	5.500%	12/1/15	75	84
PSEG Power LLC	8.625%	4/15/31	481	681
Public Service Co. of Colorado	5.125%	6/1/19	275	320
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	6.250%	9/1/37	25	33
Public Service Co. of Colorado	4.750%	8/15/41	75	81
Public Service Co. of Oklahoma	6.625%	11/15/37	200	248
Public Service Electric & Gas Co.	2.700%	5/1/15	200	210
Public Service Electric & Gas Co.	5.800%	5/1/37	75	93
Puget Sound Energy Inc.	5.483%	6/1/35	25	28
Puget Sound Energy Inc.	6.274%	3/15/37	125	157
Puget Sound Energy Inc.	5.757%	10/1/39	75	89
Puget Sound Energy Inc.	5.764%	7/15/40	100	121
Puget Sound Energy Inc.	4.434%	11/15/41	150	151
San Diego Gas & Electric Co.	5.350%	5/15/35	25	29
San Diego Gas & Electric Co.	4.500%	8/15/40	150	158
San Diego Gas & Electric Co.	3.950%	11/15/41	175	169
SCANA Corp.	4.750%	5/15/21	125	131
SCANA Corp.	4.125%	2/1/22	200	199
Sierra Pacific Power Co.	6.000%	5/15/16	100	116
Sierra Pacific Power Co.	6.750%	7/1/37	150	195
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	123
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	31
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	114
South Carolina Electric & Gas Co.	4.350%	2/1/42	100	97
Southern California Edison Co.	5.000%	1/15/14	200	215
Southern California Edison Co.	4.650%	4/1/15	100	110
Southern California Edison Co.	5.000%	1/15/16	25	28
Southern California Edison Co.	3.875%	6/1/21	275	298
Southern California Edison Co.	6.650%	4/1/29	75	95
Southern California Edison Co.	6.000%	1/15/34	50	62
Southern California Edison Co.	5.750%	4/1/35	75	91
Southern California Edison Co.	5.350%	7/15/35	100	116
Southern California Edison Co.	5.625%	2/1/36	125	149
Southern California Edison Co.	5.950%	2/1/38	200	250
Southern California Edison Co.	4.500%	9/1/40	75	77
Southern California Edison Co.	4.050%	3/15/42	125	120
Southern Co.	4.150%	5/15/14	100	107
Southern Co.	2.375%	9/15/15	150	156
Southern Power Co.	4.875%	7/15/15	200	220
Southern Power Co.	5.150%	9/15/41	100	105
Southwestern Electric Power Co.	6.450%	1/15/19	100	119
Southwestern Electric Power Co.	6.200%	3/15/40	50	59
Tampa Electric Co.	6.100%	5/15/18	100	120
Tampa Electric Co.	6.550%	5/15/36	100	131
TECO Finance Inc.	4.000%	3/15/16	50	54
TECO Finance Inc.	5.150%	3/15/20	50	55
Toledo Edison Co.	6.150%	5/15/37	100	117
TransAlta Corp.	6.650%	5/15/18	50	58
Tucson Electric Power Co.	5.150%	11/15/21	50	53
UIL Holdings Corp.	4.625%	10/1/20	75	76
Union Electric Co.	5.100%	10/1/19	400	452
Union Electric Co.	8.450%	3/15/39	150	231
Virginia Electric and Power Co.	6.000%	1/15/36	125	155

Virginia Electric and Power Co.	6.000%	5/15/37	100	125
Virginia Electric and Power Co.	6.350%	11/30/37	50	64
Virginia Electric and Power Co.	8.875%	11/15/38	25	40
Westar Energy Inc.	4.125%	3/1/42	100	96
Wisconsin Electric Power Co.	4.250%	12/15/19	50	55
Wisconsin Electric Power Co.	5.700%	12/1/36	300	366
3 Wisconsin Energy Corp.	6.250%	5/15/67	425	438
Wisconsin Power & Light Co.	5.000%	7/15/19	50	57
Wisconsin Power & Light Co.	6.375%	8/15/37	100	130
Xcel Energy Inc.	5.613%	4/1/17	78	90
Xcel Energy Inc.	4.700%	5/15/20	100	111
Xcel Energy Inc.	6.500%	7/1/36	100	124

Natural Gas (0.7%)
AGL Capital Corp.	3.500%	9/15/21	125	125
AGL Capital Corp.	5.875%	3/15/41	75	88
Atmos Energy Corp.	4.950%	10/15/14	50	54
Atmos Energy Corp.	8.500%	3/15/19	75	98
Atmos Energy Corp.	5.500%	6/15/41	150	171
Boardwalk Pipelines LP	5.500%	2/1/17	100	110
British Transco Finance Inc.	6.625%	6/1/18	50	60
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	87
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	53
CenterPoint Energy Resources Corp.	5.850%	1/15/41	50	57
DCP Midstream Operating LP	3.250%	10/1/15	100	101
El Paso Natural Gas Co.	5.950%	4/15/17	525	579
Enbridge Energy Partners LP	6.500%	4/15/18	75	91
Enbridge Energy Partners LP	9.875%	3/1/19	125	166
Enbridge Energy Partners LP	7.500%	4/15/38	150	192
Energy Transfer Partners LP	6.000%	7/1/13	400	421
Energy Transfer Partners LP	8.500%	4/15/14	119	134
Energy Transfer Partners LP	5.950%	2/1/15	75	82
Energy Transfer Partners LP	6.125%	2/15/17	50	56
Energy Transfer Partners LP	9.000%	4/15/19	229	285
Energy Transfer Partners LP	5.200%	2/1/22	75	79
Energy Transfer Partners LP	6.625%	10/15/36	150	156
Energy Transfer Partners LP	6.500%	2/1/42	575	606
7 Enron Corp.	9.125%	4/1/03	500	—
7 Enron Corp.	7.125%	5/15/07	150	—
7 Enron Corp.	6.875%	10/15/07	500	—
Enterprise Products Operating LLC	5.650%	4/1/13	250	261
Enterprise Products Operating LLC	5.900%	4/15/13	50	52
Enterprise Products Operating LLC	9.750%	1/31/14	240	275
Enterprise Products Operating LLC	5.600%	10/15/14	275	304
Enterprise Products Operating LLC	6.300%	9/15/17	150	177
Enterprise Products Operating LLC	6.650%	4/15/18	50	60
Enterprise Products Operating LLC	6.500%	1/31/19	50	59
Enterprise Products Operating LLC	6.875%	3/1/33	175	210
Enterprise Products Operating LLC	7.550%	4/15/38	75	96
Enterprise Products Operating LLC	5.950%	2/1/41	650	716
7 HNG Internorth	9.625%	3/15/06	500	—
KeySpan Corp.	8.000%	11/15/30	75	100
Kinder Morgan Energy Partners LP	5.000%	12/15/13	300	319
Kinder Morgan Energy Partners LP	3.500%	3/1/16	325	342
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	350
Kinder Morgan Energy Partners LP	9.000%	2/1/19	350	446
Kinder Morgan Energy Partners LP	6.850%	2/15/20	325	386

Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	318
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	52
Kinder Morgan Energy Partners LP	6.950%	1/15/38	75	85
Kinder Morgan Energy Partners LP	6.500%	9/1/39	75	83
Magellan Midstream Partners LP	5.650%	10/15/16	75	85
Magellan Midstream Partners LP	6.550%	7/15/19	75	89
Magellan Midstream Partners LP	4.250%	2/1/21	100	104
National Grid plc	6.300%	8/1/16	325	376
Nisource Finance Corp.	5.400%	7/15/14	400	435
Nisource Finance Corp.	5.250%	9/15/17	150	167
Nisource Finance Corp.	4.450%	12/1/21	100	104
Nisource Finance Corp.	6.125%	3/1/22	75	87
Nisource Finance Corp.	6.250%	12/15/40	25	28
Nisource Finance Corp.	5.950%	6/15/41	125	137
Nisource Finance Corp.	5.800%	2/1/42	150	160
NuStar Logistics LP	7.650%	4/15/18	125	148
ONEOK Inc.	5.200%	6/15/15	75	82
ONEOK Inc.	4.250%	2/1/22	50	51
ONEOK Inc.	6.000%	6/15/35	125	133
ONEOK Partners LP	3.250%	2/1/16	50	52
ONEOK Partners LP	6.150%	10/1/16	150	173
ONEOK Partners LP	8.625%	3/1/19	225	285
ONEOK Partners LP	6.850%	10/15/37	150	179
ONEOK Partners LP	6.125%	2/1/41	525	580
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	250	282
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	30
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	98
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	602
Questar Corp.	2.750%	2/1/16	25	26
Sempra Energy	6.150%	6/15/18	548	655
Sempra Energy	6.000%	10/15/39	300	358
6 Southern Natural Gas Co.	5.900%	4/1/17	200	226
Spectra Energy Capital LLC	5.500%	3/1/14	125	133
Spectra Energy Capital LLC	6.750%	2/15/32	50	56
Texas Gas Transmission LLC	4.600%	6/1/15	100	106
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	187
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	188
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	170
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	354
TransCanada PipeLines Ltd.	6.200%	10/15/37	625	773
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	285
Williams Partners LP	3.800%	2/15/15	575	611
Williams Partners LP	5.250%	3/15/20	475	525
Williams Partners LP	4.125%	11/15/20	425	438
Williams Partners LP	6.300%	4/15/40	100	116

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	200	232
American Water Capital Corp.	6.593%	10/15/37	150	173
United Utilities plc	5.375%	2/1/19	325	344

Veolia Environnement SA	6.000%	6/1/18	400	448

				60,339
Total Corporate Bonds (Cost $488,514)				529,644
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
African Development Bank	3.000%	5/27/14	450	471
African Development Bank	1.250%	9/2/16	50	50
African Development Bank	1.125%	3/15/17	300	297
Asian Development Bank	1.625%	7/15/13	425	432
Asian Development Bank	3.625%	9/5/13	350	364
Asian Development Bank	2.750%	5/21/14	750	785
Asian Development Bank	0.875%	6/10/14	100	101
Asian Development Bank	4.250%	10/20/14	275	298
Asian Development Bank	2.625%	2/9/15	275	290
Asian Development Bank	2.500%	3/15/16	325	343
Asian Development Bank	1.125%	3/15/17	600	600
Asian Development Bank	5.593%	7/16/18	275	332
Asian Development Bank	1.875%	10/23/18	550	559
Asian Development Bank	1.750%	3/21/19	25	25
Banco do Brasil SA	3.875%	1/23/17	75	77
China Development Bank Corp.	4.750%	10/8/14	100	106
China Development Bank Corp.	5.000%	10/15/15	100	110
Corp. Andina de Fomento	5.200%	5/21/13	75	78
Corp. Andina de Fomento	5.125%	5/5/15	50	54
Corp. Andina de Fomento	3.750%	1/15/16	125	130
Corp. Andina de Fomento	5.750%	1/12/17	275	307
Corp. Andina de Fomento	8.125%	6/4/19	400	497
Council Of Europe Development Bank	2.750%	2/10/15	150	157
Council Of Europe Development Bank	2.625%	2/16/16	150	157
Council Of Europe Development Bank	1.500%	2/22/17	300	297
8 Development Bank of Japan	4.250%	6/9/15	250	274
European Bank for Reconstruction &
Development	2.750%	4/20/15	525	553
European Bank for Reconstruction &
Development	1.625%	9/3/15	125	128
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	185
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	101
European Investment Bank	3.250%	5/15/13	300	307
European Investment Bank	1.875%	6/17/13	175	177
European Investment Bank	4.250%	7/15/13	1,400	1,463
European Investment Bank	1.250%	9/17/13	625	630
European Investment Bank	1.250%	2/14/14	475	481
European Investment Bank	2.375%	3/14/14	700	722
European Investment Bank	1.500%	5/15/14	325	330
European Investment Bank	4.625%	5/15/14	175	189
European Investment Bank	3.125%	6/4/14	1,975	2,076
European Investment Bank	1.125%	8/15/14	1,200	1,211
European Investment Bank	0.875%	12/15/14	200	200
European Investment Bank	2.875%	1/15/15	200	210
European Investment Bank	2.750%	3/23/15	450	474
European Investment Bank	1.125%	4/15/15	700	703
European Investment Bank	1.625%	9/1/15	650	662
European Investment Bank	1.375%	10/20/15	475	479
European Investment Bank	4.875%	2/16/16	650	735

European Investment Bank	2.500%	5/16/16	725	757
European Investment Bank	2.125%	7/15/16	500	515
European Investment Bank	5.125%	9/13/16	1,250	1,451
European Investment Bank	1.250%	10/14/16	1,125	1,117
European Investment Bank	4.875%	1/17/17	150	173
European Investment Bank	1.750%	3/15/17	775	783
European Investment Bank	5.125%	5/30/17	675	797
European Investment Bank	2.875%	9/15/20	100	100
European Investment Bank	4.000%	2/16/21	25	27
Export Development Canada	3.500%	5/16/13	275	285
Export Development Canada	3.125%	4/24/14	150	158
Export Development Canada	2.250%	5/28/15	75	79
Export Development Canada	1.250%	10/26/16	100	101
Export-Import Bank of Korea	8.125%	1/21/14	1,025	1,129
Export-Import Bank of Korea	5.875%	1/14/15	150	164
Export-Import Bank of Korea	4.000%	1/11/17	325	340
Export-Import Bank of Korea	4.375%	9/15/21	75	76
Export-Import Bank of Korea	5.000%	4/11/22	275	292
Federative Republic of Brazil	10.250%	6/17/13	50	56
Federative Republic of Brazil	7.875%	3/7/15	175	209
Federative Republic of Brazil	6.000%	1/17/17	625	742
3 Federative Republic of Brazil	8.000%	1/15/18	600	717
Federative Republic of Brazil	5.875%	1/15/19	1,400	1,673
Federative Republic of Brazil	8.875%	10/14/19	300	422
Federative Republic of Brazil	4.875%	1/22/21	750	846
Federative Republic of Brazil	8.875%	4/15/24	125	191
Federative Republic of Brazil	8.750%	2/4/25	300	454
Federative Republic of Brazil	10.125%	5/15/27	325	541
Federative Republic of Brazil	8.250%	1/20/34	400	605
Federative Republic of Brazil	7.125%	1/20/37	325	441
Federative Republic of Brazil	11.000%	8/17/40	200	264
Federative Republic of Brazil	5.625%	1/7/41	550	635
Hydro Quebec	8.400%	1/15/22	275	389
Hydro Quebec	8.050%	7/7/24	200	287
Inter-American Development Bank	3.000%	4/22/14	625	657
Inter-American Development Bank	2.250%	7/15/15	200	210
Inter-American Development Bank	1.375%	10/18/16	200	202
Inter-American Development Bank	2.375%	8/15/17	100	105
Inter-American Development Bank	4.250%	9/10/18	1,050	1,213
Inter-American Development Bank	3.875%	9/17/19	1,550	1,766
Inter-American Development Bank	3.875%	2/14/20	50	57
Inter-American Development Bank	7.000%	6/15/25	100	138
International Bank for Reconstruction &
Development	1.750%	7/15/13	375	381
International Bank for Reconstruction &
Development	3.500%	10/8/13	200	209
International Bank for Reconstruction &
Development	0.500%	11/26/13	150	150
International Bank for Reconstruction &
Development	1.125%	8/25/14	500	507
International Bank for Reconstruction &
Development	2.375%	5/26/15	1,575	1,654
International Bank for Reconstruction &
Development	2.125%	3/15/16	650	678
International Bank for Reconstruction &
Development	5.000%	4/1/16	400	459

International Bank for Reconstruction &
Development	1.000%	9/15/16	450	448
International Bank for Reconstruction &
Development	0.875%	4/17/17	1,450	1,430
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	705
International Finance Corp.	3.500%	5/15/13	175	180
International Finance Corp.	3.000%	4/22/14	775	814
International Finance Corp.	2.750%	4/20/15	175	185
International Finance Corp.	2.250%	4/11/16	200	209
International Finance Corp.	1.125%	11/23/16	750	752
International Finance Corp.	2.125%	11/17/17	300	309
8 Japan Bank for International Cooperation	4.250%	6/18/13	625	649
8 Japan Bank for International Cooperation	2.875%	2/2/15	325	343
8 Japan Bank for International Cooperation	1.875%	9/24/15	25	26
8 Japan Bank for International Cooperation	2.500%	1/21/16	200	209
8 Japan Bank for International Cooperation	2.500%	5/18/16	100	104
8 Japan Bank for International Cooperation	2.250%	7/13/16	275	285
8 Japan Finance Organization for Municipalities	4.625%	4/21/15	100	110
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	100	115
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	300	331
9 KFW	3.500%	5/16/13	200	207
9 KFW	1.375%	7/15/13	600	607
9 KFW	4.000%	10/15/13	1,225	1,288
9 KFW	1.375%	1/13/14	550	557
9 KFW	3.500%	3/10/14	625	659
9 KFW	1.500%	4/4/14	50	51
9 KFW	4.125%	10/15/14	575	625
9 KFW	2.750%	10/21/14	225	237
9 KFW	1.000%	1/12/15	1,100	1,106
9 KFW	2.625%	3/3/15	775	813
9 KFW	1.250%	10/26/15	200	201
9 KFW	5.125%	3/14/16	1,450	1,666
9 KFW	2.000%	6/1/16	825	853
9 KFW	1.250%	10/5/16	225	225
9 KFW	1.250%	2/15/17	900	895
9 KFW	4.375%	3/15/18	250	285
9 KFW	4.875%	6/17/19	1,350	1,582
9 KFW	4.000%	1/27/20	50	56
9 KFW	2.750%	9/8/20	2,025	2,068
9 KFW	0.000%	4/18/36	400	160
Korea Development Bank	5.750%	9/10/13	250	263
Korea Development Bank	8.000%	1/23/14	250	275
Korea Development Bank	4.375%	8/10/15	750	789
Korea Electric Power Corp.	7.750%	4/1/13	175	184
Korea Finance Corp.	3.250%	9/20/16	250	251
Korea Finance Corp.	4.625%	11/16/21	150	154
9 Landwirtschaftliche Rentenbank	4.125%	7/15/13	1,075	1,117
9 Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	401
9 Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	313
9 Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	103
9 Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	148
United Mexican States	3.625%	3/15/22	550	562
Nordic Investment Bank	2.625%	10/6/14	225	235
Nordic Investment Bank	2.500%	7/15/15	225	237
Nordic Investment Bank	2.250%	3/15/16	300	312
North American Development Bank	4.375%	2/11/20	100	110

[10] Oesterreichische Kontrollbank AG		1.750%	10/5/15	500	504
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	600	687
	Pemex Project Funding Master Trust	5.750%	3/1/18	600	678
	Pemex Project Funding Master Trust	6.625%	6/15/35	625	703
	Pemex Project Funding Master Trust	6.625%	6/15/38	150	170
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	75	85
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	325	341
	Petrobras International Finance Co. - Pifco	6.125%	10/6/16	350	398
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	75	77
	Petrobras International Finance Co. - Pifco	5.875%	3/1/18	675	760
	Petrobras International Finance Co. - Pifco	8.375%	12/10/18	300	379
	Petrobras International Finance Co. - Pifco	7.875%	3/15/19	850	1,054
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	75	83
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	125	135
	Petrobras International Finance Co. - Pifco	6.875%	1/20/40	225	264
	Petrobras International Finance Co. - Pifco	6.750%	1/27/41	700	820
	Petroleos Mexicanos	4.875%	3/15/15	375	407
	Petroleos Mexicanos	8.000%	5/3/19	200	253
	Petroleos Mexicanos	6.000%	3/5/20	400	456
	Petroleos Mexicanos	5.500%	1/21/21	150	166
6	Petroleos Mexicanos	4.875%	1/24/22	500	524
	Petroleos Mexicanos	6.500%	6/2/41	100	112
	Province of British Columbia	2.850%	6/15/15	400	426
	Province of British Columbia	2.100%	5/18/16	500	524
	Province of Manitoba	2.125%	4/22/13	200	204
	Province of Manitoba	1.375%	4/28/14	200	203
	Province of Manitoba	2.625%	7/15/15	250	264
	Province of Manitoba	1.300%	4/3/17	75	74
	Province of New Brunswick	2.750%	6/15/18	350	368
	Province of Nova Scotia	2.375%	7/21/15	200	209
	Province of Ontario	1.375%	1/27/14	375	381
	Province of Ontario	4.100%	6/16/14	675	726
	Province of Ontario	2.950%	2/5/15	100	106
	Province of Ontario	2.700%	6/16/15	575	606
	Province of Ontario	1.875%	9/15/15	200	206
	Province of Ontario	4.750%	1/19/16	100	113
	Province of Ontario	5.450%	4/27/16	500	582
	Province of Ontario	2.300%	5/10/16	300	312
	Province of Ontario	1.600%	9/21/16	450	456
	Province of Ontario	3.150%	12/15/17	225	241
	Province of Ontario	3.000%	7/16/18	225	239
	Province of Ontario	4.000%	10/7/19	575	637
	Province of Ontario	4.400%	4/14/20	500	571
	Quebec	5.125%	11/14/16	325	378
	Quebec	4.625%	5/14/18	575	668
	Quebec	3.500%	7/29/20	350	374
	Quebec	2.750%	8/25/21	325	326
	Quebec	7.500%	9/15/29	325	474
	Region of Lombardy Italy	5.804%	10/25/32	200	146
	Republic of Canada	0.875%	2/14/17	450	446
	Republic of Chile	3.875%	8/5/20	200	214
	Republic of China	4.750%	10/29/13	50	53
	Republic of Columbia	8.250%	12/22/14	100	117
	Republic of Columbia	7.375%	1/27/17	325	401
	Republic of Columbia	7.375%	3/18/19	400	512
	Republic of Columbia	4.375%	7/12/21	450	489
	Republic of Columbia	8.125%	5/21/24	250	353

Republic of Columbia	7.375%	9/18/37	100	140
Republic of Columbia	6.125%	1/18/41	575	695
Republic of Italy	2.125%	9/16/13	500	502
Republic of Italy	4.500%	1/21/15	450	465
Republic of Italy	3.125%	1/26/15	425	423
Republic of Italy	4.750%	1/25/16	750	769
Republic of Italy	5.250%	9/20/16	1,050	1,084
Republic of Italy	5.375%	6/12/17	500	516
Republic of Italy	5.375%	6/15/33	175	168
Republic of Korea	4.250%	6/1/13	350	361
Republic of Korea	5.750%	4/16/14	325	351
Republic of Korea	7.125%	4/16/19	225	278
Republic of Korea	5.625%	11/3/25	100	114
Republic of Panama	5.200%	1/30/20	100	114
Republic of Panama	7.125%	1/29/26	600	798
3 Republic of Panama	6.700%	1/26/36	692	895
Republic of Peru	7.125%	3/30/19	350	445
Republic of Peru	7.350%	7/21/25	400	546
Republic of Peru	8.750%	11/21/33	142	218
3 Republic of Peru	6.550%	3/14/37	525	671
Republic of Peru	5.625%	11/18/50	300	336
Republic of Poland	5.250%	1/15/14	200	211
Republic of Poland	3.875%	7/16/15	400	419
Republic of Poland	6.375%	7/15/19	850	988
Republic of Poland	5.125%	4/21/21	250	266
Republic of Poland	5.000%	3/23/22	350	370
Republic of South Africa	6.875%	5/27/19	250	301
Republic of South Africa	5.500%	3/9/20	500	559
Republic of South Africa	4.665%	1/17/24	225	231
Republic of South Africa	6.250%	3/8/41	300	348
State of Israel	4.625%	6/15/13	75	78
State of Israel	5.500%	11/9/16	175	198
State of Israel	5.125%	3/26/19	550	607
Statoil ASA	3.875%	4/15/14	25	27
Statoil ASA	1.800%	11/23/16	125	127
Statoil ASA	3.125%	8/17/17	400	429
Statoil ASA	5.250%	4/15/19	25	29
Statoil ASA	3.150%	1/23/22	150	152
Statoil ASA	7.250%	9/23/27	400	531
Statoil ASA	5.100%	8/17/40	125	140
Statoil ASA	4.250%	11/23/41	75	75
Svensk Exportkredit AB	3.250%	9/16/14	200	210
Svensk Exportkredit AB	2.125%	7/13/16	125	127
Svensk Exportkredit AB	5.125%	3/1/17	350	395
United Mexican States	5.875%	2/17/14	250	271
United Mexican States	6.625%	3/3/15	510	583
United Mexican States	11.375%	9/15/16	100	142
United Mexican States	5.625%	1/15/17	325	375
United Mexican States	5.950%	3/19/19	500	598
United Mexican States	5.125%	1/15/20	200	230
United Mexican States	8.300%	8/15/31	250	371
United Mexican States	6.750%	9/27/34	1,408	1,809
United Mexican States	6.050%	1/11/40	775	930
United Mexican States	4.750%	3/8/44	475	466
United Mexican States	5.750%	10/12/2110	600	607
Total Sovereign Bonds (Cost $108,285)				115,752

Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	157
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	55
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	64
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	173
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	61
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	131
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	193
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	328
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.262%	7/1/39	50	60
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	6.276%	8/15/41	25	28
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	5.134%	8/15/42	100	117
Board of Regents of the University of Texas
System Revenue Financing System
Revenue	4.794%	8/15/46	75	84
California Educational Facilities Authority
Revenue (Stanford University)	3.625%	5/1/14	200	212
California Educational Facilities Authority
Revenue (Stanford University)	4.250%	5/1/16	100	111
California GO	5.250%	4/1/14	100	108
California GO	3.950%	11/1/15	150	159
California GO	5.750%	3/1/17	100	115
California GO	6.200%	10/1/19	275	322
California GO	5.700%	11/1/21	250	283
California GO	7.500%	4/1/34	600	760
California GO	5.650%	4/1/39	100	105
California GO	7.300%	10/1/39	75	94
California GO	7.350%	11/1/39	575	724
California GO	7.625%	3/1/40	250	324
California GO	7.600%	11/1/40	200	259
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	61
Chicago IL Board of Education GO	6.319%	11/1/29	50	57
Chicago IL Board of Education GO	6.138%	12/1/39	50	55
Chicago IL GO	7.781%	1/1/35	50	64
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	300	360
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	61
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	170
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	150

Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	60
Chicago IL Water Revenue	6.742%	11/1/40	75	94
Clark County NV Airport Revenue	6.881%	7/1/42	100	113
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	182
Connecticut GO	5.090%	10/1/30	175	192
Connecticut GO	5.850%	3/15/32	200	242
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	56
Cook County IL GO	6.229%	11/15/34	50	57
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	62
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	55
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	129
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	57
Dallas TX Independent School District GO	6.450%	2/15/35	100	121
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	60
Denver CO Public Schools Revenue (City &
County of Denver School District No. 1)
COP	7.017%	12/15/37	50	61
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	60
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	60
George Washington University District of
Columbia GO	3.485%	9/15/22	200	203
Georgia GO	4.503%	11/1/25	150	171
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	200	224
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	168
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	78
Harvard University Massachusetts GO	4.875%	10/15/40	200	227
Howard Hughes Medical Institute Maryland
GO	3.450%	9/1/14	100	107
Illinois GO	4.071%	1/1/14	150	155
Illinois GO	4.511%	3/1/15	75	79
Illinois GO	5.365%	3/1/17	175	190
Illinois GO	4.950%	6/1/23	550	558
Illinois GO	5.100%	6/1/33	1,100	1,042
Illinois GO	6.725%	4/1/35	200	221
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	58
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	310
[11] Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	175	185
Las Vegas Valley Water District Nevada GO	7.013%	6/1/39	50	65
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	194
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	88
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	181
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	28

Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	132
Los Angeles CA Unified School District GO	5.755%	7/1/29	500	569
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	144
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	64
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	89
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	125
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	63
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University)	5.250%	7/1/19	200	236
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	62
Massachusetts GO	4.200%	12/1/21	125	140
Massachusetts GO	5.456%	12/1/39	150	180
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	93
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	63
Massachusetts Water Pollution Abatement
Trust	5.192%	8/1/40	75	86
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	59
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	57
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	56
Metropolitan Water District of Southern
California Water Revenue	6.947%	7/1/40	50	59
Mississippi GO	5.245%	11/1/34	50	57
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	59
[12] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	281
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	500	644
New Jersey Turnpike Authority Revenue	4.252%	1/1/16	5	5
[13] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	60	63
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	300	428
New York City NY GO	6.246%	6/1/35	25	27
New York City NY GO	5.968%	3/1/36	100	123
New York City NY GO	5.985%	12/1/36	50	60
New York City NY GO	5.517%	10/1/37	50	58
New York City NY GO	6.271%	12/1/37	100	124
New York City NY GO	5.846%	6/1/40	50	61
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	62
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	65
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	65
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	118

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	221
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	193
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	59
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	117
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	88
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	349
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	57
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	144
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	85
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	176
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	60
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	129
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	111
Ohio State University General Receipts
Revenue	4.800%	6/1/2111	75	76
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	81
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	66
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	50	61
Oregon GO	5.762%	6/1/23	50	61
Oregon GO	5.892%	6/1/27	75	91
[13] Oregon School Boards Association GO	4.759%	6/30/28	75	82
[11] Oregon School Boards Association GO	5.528%	6/30/28	50	55
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	98
Pennsylvania GO	4.650%	2/15/26	50	56
Pennsylvania GO	5.350%	5/1/30	200	219
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	56
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	55
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	56
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	91
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	250	291

Puerto Rico Government Development Bank
GO	3.670%	5/1/14	100	102
Puerto Rico Government Development Bank
GO	4.704%	5/1/16	100	103
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	125
Rutgers State University NJ Revenue	5.665%	5/1/40	50	59
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	56
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	158
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	61
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	153
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	150	154
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	64
San Francisco CA City & County Public Utility
Commission Water Revenue	6.000%	11/1/40	50	59
San Francisco CA City & County Public Utility
Commission Water Revenue	6.950%	11/1/50	100	135
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	235
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	50	67
Texas Transportation Commission Revenue	5.028%	4/1/26	50	60
Texas Transportation Commission Revenue	5.178%	4/1/30	175	204
Texas Transportation Commission Revenue	4.631%	4/1/33	150	165
Texas Transportation Commission Revenue	4.681%	4/1/40	50	55
Tufts University Massachusetts GO	5.017%	4/15/2112	200	202
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	123
University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	62
University of California Revenue	0.887%	7/1/13	25	25
University of California Revenue	6.270%	5/15/31	500	561
University of California Revenue	5.946%	5/15/45	175	205
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	59
University of Pennsylvania	4.674%	9/1/2112	250	246
University of Southern California Revenue	5.250%	10/1/2111	100	113
Utah GO	4.554%	7/1/24	50	57
Utah GO	3.539%	7/1/25	50	53
Washington GO	5.090%	8/1/33	250	282
Washington GO	5.140%	8/1/40	150	174
[11] Wisconsin GO	4.800%	5/1/13	75	79
[11] Wisconsin GO	5.700%	5/1/26	75	85
Total Taxable Municipal Bonds (Cost $21,376)				24,752

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
[14] Vanguard Market Liquidity Fund (Cost
$130,108)	0.123%	130,108,045	130,108

Total Investments (104.7%) (Cost $2,496,905)			2,628,916
Other Assets and Liabilities-Net (-4.7%)			(117,249)
Net Assets (100%)			2,511,667

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2012.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $7,588,000, representing 0.3% of net assets.
7 Non-income-producing security--security in default.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

Vanguard Total Bond Market Index Portfolio

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,760,329	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	68,331	—
Corporate Bonds	—	529,644	—
Sovereign Bonds	—	115,752	—
Taxable Municipal Bonds	—	24,752	—
Temporary Cash Investments	130,108	—	—
Total	130,108	2,498,808	—

E. At March 31, 2012, the cost of investment securities for tax purposes was $2,496,905,000. Net unrealized appreciation of investment securities for tax purposes was $132,011,000, consisting of unrealized gains of $135,698,000 on securities that had risen in value since their purchase and $3,687,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of March 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (7.9%)
	United States Treasury Note/Bond	4.875%	6/30/12	200	202
	United States Treasury Note/Bond	1.375%	1/15/13	8,000	8,072
1	United States Treasury Note/Bond	2.000%	11/30/13	5,000	5,138
	United States Treasury Note/Bond	1.000%	1/15/14	5,000	5,058
	United States Treasury Note/Bond	0.750%	6/15/14	5,490	5,531
	United States Treasury Note/Bond	2.625%	6/30/14	4,000	4,198
	United States Treasury Note/Bond	0.625%	7/15/14	6,510	6,541
	United States Treasury Note/Bond	0.500%	8/15/14	4,000	4,006
	United States Treasury Note/Bond	2.375%	10/31/14	7,000	7,338
	United States Treasury Note/Bond	2.625%	12/31/14	7,000	7,404
	United States Treasury Note/Bond	2.250%	1/31/15	6,500	6,815
	United States Treasury Note/Bond	0.250%	2/15/15	7,000	6,949
	United States Treasury Note/Bond	2.375%	2/28/15	5,000	5,265
	United States Treasury Note/Bond	0.375%	3/15/15	1,250	1,245
	United States Treasury Note/Bond	2.500%	3/31/15	3,500	3,703
	United States Treasury Note/Bond	1.250%	8/31/15	17	17
					77,482
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool		6.000%	12/1/16	80	86
[2,3] Fannie Mae Pool		6.500%	9/1/16–9/1/16	83	89
[2,3] Freddie Mac Gold Pool		6.000%	4/1/17	66	71
					246
Nonconventional Mortgage-Backed Securities (0.1%)
2,3,4	Fannie Mae Pool	2.125%	12/1/32	21	22
2,3,4	Fannie Mae Pool	2.310%	7/1/32	18	19
2,3,4	Fannie Mae Pool	2.340%	9/1/32	6	7
2,3,4	Fannie Mae Pool	2.375%	6/1/33	155	165
2,3,4	Fannie Mae Pool	2.460%	5/1/33	147	156
2,3,4	Fannie Mae Pool	2.500%	9/1/32	10	10
2,3,4	Fannie Mae Pool	2.535%	8/1/33	186	193
2,3,4	Fannie Mae Pool	2.582%	7/1/33	318	329
2,3,4	Fannie Mae Pool	2.687%	5/1/33	30	32
2,3,4	Fannie Mae Pool	2.820%	2/1/37	50	55
[2,3]	Fannie Mae Pool	5.170%	8/1/37	16	17
2,3,4	Freddie Mac Non Gold Pool	2.379%	9/1/32	22	25
2,3,4	Freddie Mac Non Gold Pool	2.643%	9/1/32	35	36
2,3,4	Freddie Mac Non Gold Pool	2.711%	10/1/32–8/1/33	70	75
2,3,4	Freddie Mac Non Gold Pool	2.937%	1/1/33	23	25
2,3,4	Freddie Mac Non Gold Pool	3.086%	2/1/33	32	33
[2,3]	Freddie Mac Non Gold Pool	5.674%	8/1/37	105	109
					1,308
Total U.S. Government and Agency Obligations (Cost $79,065)					79,036
Asset-Backed/Commercial Mortgage-Backed Securities (18.6%)
3	Ally Auto Receivables Trust	2.090%	5/15/15	1,300	1,330
3	Ally Auto Receivables Trust	2.230%	3/15/16	1,200	1,237
3	Ally Auto Receivables Trust	1.140%	6/15/16	1,000	1,005
3	Ally Auto Receivables Trust	1.210%	7/15/16	400	402

[3,5] Ally Auto Receivables Trust		2.690%	2/15/17	500	510
[3,5] Ally Master Owner Trust		3.470%	4/15/15	500	509
[3,5] Ally Master Owner Trust		3.870%	4/15/15	300	305
[3,5] Ally Master Owner Trust		4.250%	4/15/17	65	70
[3,5] Ally Master Owner Trust		4.590%	4/15/17	400	425
[3,4] Ally Master Owner Trust		1.312%	8/15/17	1,650	1,663
3,4,5Ally Master Owner Trust		1.792%	8/15/17	990	994
3,4,5Ally Master Owner Trust		2.192%	8/15/17	750	752
3,4,5American Express Credit Account Master
	Trust	0.912%	12/15/16	150	150
[3,5] Americold LLC Trust		4.954%	1/14/29	275	305
[3,5] Americold LLC Trust		6.811%	1/14/29	330	375
[3,4] AmeriCredit Automobile Receivables Trust		5.243%	1/6/15	168	168
[3,4] AmeriCredit Automobile Receivables Trust		5.243%	4/6/15	346	347
3	AmeriCredit Automobile Receivables Trust	1.230%	9/8/16	200	201
3	AmeriCredit Prime Automobile Receivable	2.900%	12/15/14	80	81
3,4,5Arkle Master Issuer plc		1.745%	5/17/60	1,070	1,066
3,4,5Arran Residential Mortgages Funding plc		1.898%	5/16/47	520	519
3,4,5Arran Residential Mortgages Funding plc		1.943%	11/19/47	1,600	1,597
5	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	300	301
5	BA Covered Bond Issuer	5.500%	6/14/12	800	806
[3,4] BA Credit Card Trust		0.282%	11/15/19	790	780
3	Banc of America Funding Corp.	2.812%	9/20/46	939	622
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.334%	9/10/45	82	83
3	Banc of America Merrill Lynch Commercial
	Mortgage Inc.	5.664%	4/10/49	580	651
3	Banc of America Mortgage Securities Inc.	3.527%	9/25/32	1	1
3,4,5Bank of America Student Loan Trust		1.360%	2/25/43	1,817	1,812
5	Bank of Montreal	2.625%	1/25/16	1,600	1,682
5	Bank of Montreal	1.950%	1/30/17	570	577
5	Bank of Nova Scotia	2.150%	8/3/16	1,100	1,133
5	Bank of Nova Scotia	1.950%	1/30/17	500	507
[3,4] Bank One Issuance Trust		1.042%	2/15/17	200	200
3	Bear Stearns Adjustable Rate Mortgage Trust	2.654%	10/25/36	1,039	627
3	Bear Stearns Adjustable Rate Mortgage Trust	3.964%	5/25/47	934	579
3	Bear Stearns Commercial Mortgage
	Securities	5.718%	6/11/40	395	450
[3,4] Brazos Higher Education Authority		0.674%	6/25/26	350	317
[3,4] Brazos Higher Education Authority		1.391%	5/25/29	1,006	1,001
[3,4] Brazos Higher Education Authority		1.291%	2/25/30	1,500	1,461
5	Canadian Imperial Bank of Commerce	2.600%	7/2/15	650	682
5	Canadian Imperial Bank of Commerce	2.750%	1/27/16	1,150	1,214
[3,4] Capital One Multi-Asset Execution Trust		2.492%	7/15/16	840	846
[3,4] Capital One Multi-Asset Execution Trust		1.292%	12/15/16	72	71
[3,4] Capital One Multi-Asset Execution Trust		0.332%	8/15/18	130	129
[3,4] Capital One Multi-Asset Execution Trust		0.332%	6/17/19	500	496
[3,4] Capital One Multi-Asset Execution Trust		0.292%	11/15/19	610	604
[3,4] Capital One Multi-Asset Execution Trust		0.322%	12/16/19	6,880	6,822
[3,4] Capital One Multi-Asset Execution Trust		0.282%	7/15/20	4,195	4,135
3	CarMax Auto Owner Trust	2.040%	10/15/15	800	818
3	CenterPoint Energy Transition Bond Co. LLC	2.161%	10/15/21	700	702
[3,5] CFCRE Commercial Mortgage Trust		5.551%	4/15/44	186	187
[3,5] CFCRE Commercial Mortgage Trust		5.551%	4/15/44	70	65
[3,4] Chase Issuance Trust		0.702%	4/15/19	700	682
[3,5] Chrysler Financial Auto Securitization Trust		6.540%	11/10/14	400	401
3	Chrysler Financial Auto Securitization Trust	3.520%	8/8/16	700	712

[3,5] CIT Equipment Collateral		2.410%	5/15/13	327	329
[3,4] Citibank Credit Card Issuance Trust		0.652%	7/15/14	1,945	1,943
[3,4] Citibank Credit Card Issuance Trust		0.642%	2/20/15	920	916
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	2,000	2,184
[3,4] Citibank Credit Card Issuance Trust		0.712%	3/24/17	100	98
[3,4] Citibank Credit Card Issuance Trust		0.534%	12/17/18	525	521
[3,4] Citibank Credit Card Issuance Trust		0.607%	12/17/18	1,960	1,943
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	718
[3,4] Citibank Credit Card Issuance Trust		1.617%	5/20/20	1,500	1,600
3,4,5Citibank Omni Master Trust		2.992%	8/15/18	1,390	1,464
[3,5] Citibank Omni Master Trust		5.350%	8/15/18	2,035	2,233
[3,5] Citibank Omni Master Trust		4.900%	11/15/18	3,755	4,111
[3,5] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	704	707
[3,5] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	400	407
3	Citigroup Mortgage Loan Trust Inc.	5.142%	7/25/37	479	305
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	781	782
[3,5] CLI Funding LLC		4.500%	3/18/26	455	457
3	CNH Equipment Trust	3.000%	8/17/15	613	623
3	CNH Equipment Trust	1.750%	5/16/16	400	407
3	CNH Equipment Trust	1.740%	1/17/17	2,500	2,542
3	CNH Equipment Trust	1.290%	9/15/17	800	802
3	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	350	351
5	Commonwealth Bank of Australia	2.250%	3/16/17	1,300	1,298
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.807%	11/19/33	90	80
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.818%	3/20/36	496	257
3	Countrywide Home Loan Mortgage Pass
	Through Trust	2.997%	2/25/47	641	317
5	Credit Suisse AG	1.625%	3/6/15	600	599
3	Credit Suisse Mortgage Capital Certificates	5.815%	6/15/38	357	401
3	Credit Suisse Mortgage Capital Certificates	5.713%	6/15/39	326	327
3	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	635	638
[3,5] DBUBS Mortgage Trust		5.446%	7/10/44	100	101
[3,4] Discover Card Master Trust		0.822%	3/15/18	4,200	4,251
[3,5] Dominos Pizza Master Issuer LLC		5.216%	1/25/42	1,000	1,023
[3,5] Enterprise Fleet Financing LLC		1.430%	10/20/16	1,400	1,401
[3,5] Enterprise Fleet Financing LLC		1.900%	10/20/16	300	301
[3,5] Enterprise Fleet Financing LLC		2.100%	5/20/17	331	333
[3,5] Extended Stay America Trust		2.951%	11/5/27	390	393
3	First Horizon Asset Securities Inc.	2.038%	11/25/36	358	230
	First Horizon Asset Securities Inc.	2.585%	1/25/37	865	639
3	Ford Credit Auto Lease Trust	1.420%	1/15/15	400	404
3	Ford Credit Auto Lease Trust	1.030%	4/15/15	600	600
3	Ford Credit Auto Owner Trust	4.500%	7/15/14	370	380
3	Ford Credit Auto Owner Trust	2.930%	11/15/15	150	155
3	Ford Credit Auto Owner Trust	3.220%	3/15/16	150	156
3	Ford Credit Auto Owner Trust	1.150%	6/15/17	250	251
3,4,5Ford Credit Floorplan Master Owner Trust		1.892%	12/15/14	1,100	1,111
3,4,5Ford Credit Floorplan Master Owner Trust		2.492%	12/15/14	440	444
3,4,5Ford Credit Floorplan Master Owner Trust		2.892%	12/15/14	2,280	2,297
3,4,5Ford Credit Floorplan Master Owner Trust		1.942%	2/15/17	2,635	2,720
[3,5] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	410	443
[3,5] Ford Credit Floorplan Master Owner Trust		4.990%	2/15/17	530	567
3	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	700	697

3,4,5Fosse Master Issuer plc		2.065%	10/18/54	3,500	3,513
5	FUEL Trust	3.984%	6/15/16	1,100	1,093
3	GE Capital Credit Card Master Note Trust	2.220%	1/15/22	2,000	1,980
[3,4] GE Dealer Floorplan Master Note Trust		0.842%	7/20/16	1,500	1,506
[3,4] GE Dealer Floorplan Master Note Trust		0.812%	2/20/17	1,000	1,002
3	GMAC Mortgage Corp. Loan Trust	5.069%	11/19/35	161	130
[3,5] Golden Credit Card Trust		1.770%	1/15/19	2,200	2,195
[3,4] Granite Master Issuer plc		0.282%	12/17/54	78	75
[3,4] Granite Master Issuer plc		0.382%	12/20/54	235	224
[3,5] Great America Leasing Receivables		2.340%	4/15/16	450	459
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	250	273
[3,5] GS Mortgage Securities Corp. II		3.215%	2/10/21	340	342
[3,5] GS Mortgage Securities Corp. II		3.563%	2/10/21	125	124
3	GS Mortgage Securities Corp. II	5.553%	4/10/38	667	741
[3,5] GS Mortgage Securities Corp. II		5.229%	12/10/43	100	99
[3,5] GS Mortgage Securities Corp. II		5.543%	3/10/44	170	171
3	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	120	121
3	Harley-Davidson Motorcycle Trust	1.530%	9/15/15	700	709
3	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	200	202
3	Harley-Davidson Motorcycle Trust	1.310%	3/15/17	1,200	1,205
3	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	200	202
[3,5] Hertz Vehicle Financing LLC		5.290%	3/25/16	1,350	1,478
[3,5] Hertz Vehicle Financing LLC		3.740%	2/25/17	2,100	2,219
[3,5] Hertz Vehicle Financing LLC		3.290%	3/25/18	1,000	1,033
[3,5] Hyundai Auto Lease Securitization Trust		1.020%	8/15/14	1,500	1,513
[3,5] Hyundai Auto Lease Securitization Trust		1.120%	11/15/16	1,000	1,013
3	Hyundai Auto Receivables Trust	3.150%	3/15/16	700	717
3,4,5Hyundai Floorplan Master Owner Trust		1.492%	11/17/14	550	553
4	Illinois Student Assistance Commission	1.610%	4/25/22	1,500	1,497
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	690	792
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.608%	6/15/43	120	132
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.616%	11/15/43	75	79
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.070%	11/15/43	70	75
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.529%	11/15/43	170	170
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.529%	11/15/43	150	155
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	3.364%	11/13/44	200	210
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.388%	2/15/46	440	477
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.360%	2/15/46	385	379
[3,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.534%	2/15/46	100	96
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	122	124
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	369	374
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.801%	6/15/49	1,157	1,174
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	983	999

3,4,5Kildare Securities Ltd.		0.534%	12/10/43	397	342
3	LB-UBS Commercial Mortgage Trust	5.874%	6/15/38	270	309
3	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	112	112
3	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	174	174
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	1,000	1,135
[3,5] Macquarie Equipment Funding Trust		1.910%	4/20/17	350	355
3	Master Adjustable Rate Mortgages Trust	2.348%	4/25/34	89	81
[3,4] MBNA Credit Card Master Note Trust		1.592%	10/15/14	50	50
[3,4] MBNA Credit Card Master Note Trust		0.662%	7/15/15	1,481	1,475
[3,4] MBNA Credit Card Master Note Trust		1.592%	3/15/16	230	232
[3,4] MBNA Credit Card Master Note Trust		1.142%	11/15/16	1,050	1,049
[3,5] Mercedes-Benz Auto Lease Trust		1.240%	7/17/17	350	352
3	Merrill Lynch Mortgage Investors Inc.	2.273%	2/25/33	83	65
3	Merrill Lynch Mortgage Investors Inc.	2.737%	7/25/33	37	35
3	Merrill Lynch Mortgage Trust	4.556%	6/12/43	66	67
3	Merrill Lynch Mortgage Trust	5.736%	6/12/50	819	822
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	89	91
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	84	84
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	44	44
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	207	208
[3,5] MMAF Equipment Finance LLC		2.100%	7/15/17	625	636
[3,5] MMAF Equipment Finance LLC		3.040%	8/15/28	700	727
[3,5] MMAF Equipment Finance LLC		3.510%	1/15/30	550	573
3	Morgan Stanley Capital I	5.640%	6/11/42	784	784
[3,5] Morgan Stanley Capital I		5.255%	9/15/47	170	169
3	Morgan Stanley Capital I	5.090%	10/12/52	155	154
3	Morgan Stanley Mortgage Loan Trust	2.336%	6/25/36	402	301
5	National Bank of Canada	2.200%	10/19/16	100	103
[3,5] Navistar Financial Corp. Owner Trust		1.990%	1/21/14	1,449	1,452
3,4,5Navistar Financial Dealer Note Master Trust		1.692%	10/26/15	600	604
3	Nissan Auto Lease Trust	0.980%	5/15/15	585	586
3	Nissan Auto Lease Trust	1.100%	1/16/17	900	903
3	Nissan Auto Lease Trust	1.130%	5/15/17	340	341
3,4,5Nissan Master Owner Trust Receivables		1.392%	1/15/15	1,500	1,511
3,4,5Nordstrom Private Label Credit Card Master
	Note Trust	0.302%	5/15/15	2,530	2,530
4	North Carolina Education Assistance Authority
	Student Loan Revenue	1.460%	1/26/26	700	689
3,4,5Permanent Master Issuer plc		1.717%	7/15/42	1,240	1,243
[3,5] Rental Car Finance Corp.		2.510%	2/25/16	2,400	2,435
3	Residential Funding Mortgage Securities I	3.644%	8/25/36	734	497
3	Residential Funding Mortgage Securities I	3.664%	9/25/36	261	170
5	Royal Bank of Canada	3.125%	4/14/15	140	148
3,4,5Silverstone Master Issuer plc		2.061%	1/21/55	2,370	2,378
3,4,5SLM Student Loan Trust		1.642%	12/15/23	768	773
3,4,5SLM Student Loan Trust		1.242%	10/15/24	509	508
[3,4] SLM Student Loan Trust		0.680%	1/27/25	1,675	1,642
[3,4] SLM Student Loan Trust		0.660%	4/25/25	2,275	2,213
[3,4] SLM Student Loan Trust		0.660%	10/25/25	1,100	1,073
[3,4] SLM Student Loan Trust		0.670%	10/27/25	800	761
[3,4] SLM Student Loan Trust		0.650%	1/26/26	1,575	1,464
[3,4] SLM Student Loan Trust		0.670%	1/25/27	500	471
[3,5] SLM Student Loan Trust		4.370%	4/17/28	300	311
[3,5] SLM Student Loan Trust		3.740%	2/15/29	1,400	1,413

[3,5] SLM Student Loan Trust		4.540%	10/17/44	850	880
[3,5] SLM Student Loan Trust		3.830%	1/17/45	240	239
3,4,5SMART Trust		1.092%	10/14/14	290	290
[3,5] SMART Trust		1.770%	10/14/14	700	705
3,4,5SMART Trust		1.742%	12/14/15	1,300	1,318
[3,5] SMART Trust		2.520%	11/14/16	700	714
[3,5] SMART Trust		2.310%	4/14/17	1,150	1,164
[3,5] Sonic Capital LLC		5.438%	5/20/41	683	709
[3,4] South Carolina Student Loan Corp.		1.560%	7/25/25	1,200	1,184
[3,5] TAL Advantage LLC		4.310%	5/20/26	523	524
[3,5] Textainer Marine Containers Ltd.		4.700%	6/15/26	463	469
[3,5] Tidewater Auto Receivables Trust		5.920%	5/15/17	102	102
5	Toronto-Dominion Bank	1.625%	9/14/16	3,000	3,011
5	Toronto-Dominion Bank	1.500%	3/13/17	1,400	1,385
3	Volkswagen Auto Loan Enhanced Trust	1.150%	7/20/18	500	500
3,4,5Volkswagen Credit Auto Master Trust		0.922%	9/20/16	1,900	1,911
[3,5] Volvo Financial Equipment LLC		2.990%	5/15/17	480	482
[3,5] Volvo Financial Equipment LLC		2.380%	9/16/19	150	150
3	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	270	305
3	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	686	694
3	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	1,090	1,213
3	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	25	25
3	WaMu Mortgage Pass Through Certificates	2.488%	1/25/33	23	22
3	WaMu Mortgage Pass Through Certificates	2.441%	8/25/33	43	40
3	WaMu Mortgage Pass Through Certificates	2.459%	9/25/33	54	50
3	Wells Fargo Mortgage Backed Securities
	Trust	2.628%	10/25/36	795	534
5	Westpac Banking Corp.	2.450%	11/28/16	500	504
3	World Omni Auto Receivables Trust	5.120%	5/15/14	352	358
3	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	1,300	1,313
3	World Omni Automobile Lease Securitization
	Trust	1.780%	9/15/16	660	670
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $183,403)					184,159
Corporate Bonds (65.0%)
Finance (30.4%)
	Banking (21.0%)
	Abbey National Treasury Services plc	2.875%	4/25/14	1,410	1,404
5	Abbey National Treasury Services plc	3.875%	11/10/14	400	401
	Abbey National Treasury Services plc	4.000%	4/27/16	250	249
	American Express Bank FSB	5.550%	10/17/12	1,025	1,050
	American Express Bank FSB	5.500%	4/16/13	2,100	2,198
	American Express Centurion Bank	5.550%	10/17/12	500	513
	American Express Centurion Bank	6.000%	9/13/17	250	292
	American Express Co.	4.875%	7/15/13	120	126
	American Express Co.	7.250%	5/20/14	750	842
	American Express Credit Corp.	5.875%	5/2/13	1,065	1,120
	American Express Credit Corp.	7.300%	8/20/13	1,615	1,747
	American Express Credit Corp.	5.125%	8/25/14	750	816
	American Express Credit Corp.	2.750%	9/15/15	696	722
	American Express Credit Corp.	2.800%	9/19/16	1,125	1,155
	American Express Credit Corp.	2.375%	3/24/17	500	502
5	ANZ National International Ltd.	6.200%	7/19/13	450	474
	Astoria Financial Corp.	5.750%	10/15/12	250	255
5	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	800	821
	BanColombia SA	4.250%	1/12/16	180	188
	Bank of America Corp.	5.375%	9/11/12	250	254

Bank of America Corp.	4.875%	1/15/13	1,315	1,344
Bank of America Corp.	4.900%	5/1/13	650	669
Bank of America Corp.	7.375%	5/15/14	1,650	1,790
Bank of America Corp.	5.375%	6/15/14	300	315
Bank of America Corp.	4.500%	4/1/15	1,095	1,134
Bank of America Corp.	4.750%	8/1/15	290	303
Bank of America Corp.	3.700%	9/1/15	100	101
Bank of America Corp.	3.625%	3/17/16	155	155
Bank of America Corp.	3.750%	7/12/16	760	763
Bank of America Corp.	6.500%	8/1/16	600	658
Bank of America Corp.	5.625%	10/14/16	370	394
Bank of America Corp.	5.420%	3/15/17	100	102
Bank of America Corp.	3.875%	3/22/17	700	702
Bank of Montreal	1.750%	4/29/14	400	407
Bank of Montreal	2.500%	1/11/17	1,285	1,309
Bank of New York Mellon Corp.	4.950%	11/1/12	75	77
Bank of New York Mellon Corp.	4.500%	4/1/13	50	52
Bank of New York Mellon Corp.	5.125%	8/27/13	500	530
Bank of New York Mellon Corp.	4.300%	5/15/14	1,167	1,250
Bank of New York Mellon Corp.	1.700%	11/24/14	460	467
Bank of New York Mellon Corp.	3.100%	1/15/15	340	357
Bank of New York Mellon Corp.	1.200%	2/20/15	280	280
Bank of New York Mellon Corp.	4.950%	3/15/15	825	904
Bank of New York Mellon Corp.	2.300%	7/28/16	690	705
Bank of New York Mellon Corp.	2.400%	1/17/17	760	778
Bank of Nova Scotia	2.250%	1/22/13	2,000	2,027
Bank of Nova Scotia	2.375%	12/17/13	1,275	1,310
Bank of Nova Scotia	1.850%	1/12/15	400	409
Bank of Nova Scotia	3.400%	1/22/15	1,195	1,267
Bank of Nova Scotia	2.050%	10/7/15	387	398
Bank of Nova Scotia	2.900%	3/29/16	660	690
Bank of Nova Scotia	2.550%	1/12/17	825	847
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	645	651
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.600%	9/11/13	1,275	1,280
5 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.350%	2/23/17	200	199
Bank One Corp.	5.250%	1/30/13	700	724
Bank One Corp.	4.900%	4/30/15	385	412
Barclays Bank plc	2.500%	1/23/13	789	797
Barclays Bank plc	2.375%	1/13/14	1,000	1,008
Barclays Bank plc	5.200%	7/10/14	2,140	2,267
Barclays Bank plc	2.750%	2/23/15	1,800	1,813
Barclays Bank plc	5.000%	9/22/16	1,300	1,400
BB&T Corp.	3.375%	9/25/13	300	311
BB&T Corp.	2.050%	4/28/14	1,220	1,243
BB&T Corp.	5.700%	4/30/14	1,331	1,458
BB&T Corp.	5.200%	12/23/15	265	293
BB&T Corp.	3.200%	3/15/16	575	604
BB&T Corp.	2.150%	3/22/17	850	847
BBVA US Senior SAU	3.250%	5/16/14	1,245	1,241
Bear Stearns Cos. LLC	5.700%	11/15/14	1,972	2,164
Bear Stearns Cos. LLC	5.300%	10/30/15	585	645
Bear Stearns Cos. LLC	5.550%	1/22/17	650	717
BNP Paribas SA	3.250%	3/11/15	1,850	1,873
BNP Paribas SA	3.600%	2/23/16	950	960
BNY Mellon NA	4.750%	12/15/14	450	486
5 BPCE SA	2.375%	10/4/13	355	354
Branch Banking & Trust Co.	5.625%	9/15/16	125	141

	Canadian Imperial Bank of Commerce	2.350%	12/11/15	950	975
	Capital One Bank USA NA	6.500%	6/13/13	125	132
	Capital One Financial Corp.	6.250%	11/15/13	200	214
	Capital One Financial Corp.	7.375%	5/23/14	1,040	1,153
	Capital One Financial Corp.	2.125%	7/15/14	550	553
	Capital One Financial Corp.	2.150%	3/23/15	500	500
	Capital One Financial Corp.	3.150%	7/15/16	260	266
	Citigroup Inc.	5.500%	4/11/13	1,090	1,131
	Citigroup Inc.	6.500%	8/19/13	1,300	1,376
	Citigroup Inc.	6.000%	12/13/13	1,257	1,329
	Citigroup Inc.	6.375%	8/12/14	905	981
	Citigroup Inc.	5.000%	9/15/14	495	512
	Citigroup Inc.	5.500%	10/15/14	475	509
	Citigroup Inc.	6.010%	1/15/15	660	716
	Citigroup Inc.	2.650%	3/2/15	305	304
	Citigroup Inc.	4.875%	5/7/15	251	259
	Citigroup Inc.	4.750%	5/19/15	956	1,006
	Citigroup Inc.	4.700%	5/29/15	165	175
	Citigroup Inc.	4.587%	12/15/15	500	526
	Citigroup Inc.	3.953%	6/15/16	250	257
	Citigroup Inc.	5.850%	8/2/16	190	207
	Citigroup Inc.	4.450%	1/10/17	850	889
3,5,6Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Comerica Bank	5.700%	6/1/14	470	505
	Comerica Bank	5.750%	11/21/16	225	253
5	Commonwealth Bank of Australia	5.000%	11/6/12	400	409
	Commonwealth Bank of Australia	1.950%	3/16/15	1,150	1,158
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.850%	1/10/14	555	560
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	1,385	1,414
5	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.200%	5/13/14	360	378
	Credit Suisse	5.000%	5/15/13	2,725	2,829
	Credit Suisse	2.200%	1/14/14	1,100	1,111
	Credit Suisse	5.500%	5/1/14	2,600	2,793
	Credit Suisse	3.500%	3/23/15	670	697
	Credit Suisse USA Inc.	5.500%	8/15/13	250	263
	Credit Suisse USA Inc.	4.875%	1/15/15	467	506
	Credit Suisse USA Inc.	5.375%	3/2/16	125	139
	Credit Suisse USA Inc.	5.850%	8/16/16	950	1,070
	Deutsche Bank AG	5.375%	10/12/12	166	170
	Deutsche Bank AG	2.375%	1/11/13	1,210	1,223
	Deutsche Bank AG	4.875%	5/20/13	2,600	2,696
	Deutsche Bank AG	3.875%	8/18/14	550	576
	Deutsche Bank AG	3.450%	3/30/15	950	985
	Deutsche Bank AG	3.250%	1/11/16	1,848	1,889
	Deutsche Bank AG	6.000%	9/1/17	200	227
	Fifth Third Bancorp	6.250%	5/1/13	635	668
	Fifth Third Bancorp	3.625%	1/25/16	1,000	1,053
3	Fifth Third Capital Trust IV	6.500%	4/15/67	10	10
	First Horizon National Corp.	5.375%	12/15/15	875	930
	Golden West Financial Corp.	4.750%	10/1/12	400	408
	Goldman Sachs Group Inc.	4.750%	7/15/13	700	724
	Goldman Sachs Group Inc.	5.250%	10/15/13	1,440	1,507
	Goldman Sachs Group Inc.	5.150%	1/15/14	1,125	1,183
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,197	1,280

Goldman Sachs Group Inc.	5.000%	10/1/14	1,225	1,295
Goldman Sachs Group Inc.	3.700%	8/1/15	1,175	1,197
Goldman Sachs Group Inc.	5.350%	1/15/16	789	841
Goldman Sachs Group Inc.	3.625%	2/7/16	1,070	1,070
Goldman Sachs Group Inc.	5.625%	1/15/17	310	327
5 HSBC Bank plc	1.625%	8/12/13	1,750	1,756
HSBC Bank USA NA	4.625%	4/1/14	670	704
HSBC USA Inc.	2.375%	2/13/15	1,600	1,610
5 ING Bank NV	3.750%	3/7/17	360	358
Intesa Sanpaolo SpA (New York Branch)	2.375%	12/21/12	1,423	1,399
JPMorgan Chase & Co.	5.375%	10/1/12	465	476
JPMorgan Chase & Co.	4.750%	5/1/13	2,754	2,867
JPMorgan Chase & Co.	1.650%	9/30/13	50	51
JPMorgan Chase & Co.	5.375%	1/15/14	175	188
JPMorgan Chase & Co.	2.050%	1/24/14	1,400	1,424
JPMorgan Chase & Co.	4.875%	3/15/14	800	850
JPMorgan Chase & Co.	4.650%	6/1/14	866	923
JPMorgan Chase & Co.	5.125%	9/15/14	1,657	1,776
JPMorgan Chase & Co.	3.700%	1/20/15	1,208	1,271
JPMorgan Chase & Co.	4.750%	3/1/15	200	217
JPMorgan Chase & Co.	1.875%	3/20/15	400	401
JPMorgan Chase & Co.	3.400%	6/24/15	860	898
4 JPMorgan Chase & Co.	1.531%	9/1/15	190	186
JPMorgan Chase & Co.	5.150%	10/1/15	250	273
JPMorgan Chase & Co.	2.600%	1/15/16	898	906
JPMorgan Chase & Co.	3.450%	3/1/16	1,520	1,584
JPMorgan Chase & Co.	3.150%	7/5/16	2,150	2,214
KeyBank NA	5.450%	3/3/16	300	329
KeyCorp	6.500%	5/14/13	700	739
KeyCorp	3.750%	8/13/15	625	661
Lloyds TSB Bank plc	4.875%	1/21/16	1,361	1,411
Lloyds TSB Bank plc	4.200%	3/28/17	1,800	1,810
4 Manufacturers & Traders Trust Co.	2.081%	4/1/13	400	400
3 Mellon Capital IV	6.244%	6/29/49	50	41
Mellon Funding Corp.	5.200%	5/15/14	200	217
Mellon Funding Corp.	5.000%	12/1/14	165	180
Merrill Lynch & Co. Inc.	5.450%	2/5/13	1,275	1,305
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	988
Merrill Lynch & Co. Inc.	5.000%	2/3/14	105	109
Merrill Lynch & Co. Inc.	5.450%	7/15/14	715	749
Merrill Lynch & Co. Inc.	5.000%	1/15/15	410	428
Merrill Lynch & Co. Inc.	6.050%	5/16/16	275	287
Merrill Lynch & Co. Inc.	5.700%	5/2/17	117	120
Merrill Lynch & Co. Inc.	6.400%	8/28/17	126	137
4 Morgan Stanley	1.533%	4/29/13	760	751
Morgan Stanley	2.875%	1/24/14	700	697
Morgan Stanley	4.750%	4/1/14	1,919	1,946
Morgan Stanley	6.000%	5/13/14	779	816
Morgan Stanley	4.200%	11/20/14	665	671
Morgan Stanley	4.100%	1/26/15	530	531
Morgan Stanley	6.000%	4/28/15	665	696
Morgan Stanley	4.000%	7/24/15	550	549
Morgan Stanley	3.450%	11/2/15	250	245
Morgan Stanley	3.800%	4/29/16	1,030	1,002
Morgan Stanley	5.750%	10/18/16	505	526
Morgan Stanley	5.450%	1/9/17	985	1,009
Morgan Stanley	4.750%	3/22/17	270	269

	Morgan Stanley	5.550%	4/27/17	255	262
	National Australia Bank	2.000%	3/9/15	1,050	1,049
	National Australia Bank	2.750%	3/9/17	940	933
	National City Bank	4.625%	5/1/13	170	176
	National City Bank	5.250%	12/15/16	250	272
	National City Corp.	4.900%	1/15/15	655	717
5	Nordea Bank AB	3.125%	3/20/17	580	580
	North Fork Bancorporation Inc.	5.875%	8/15/12	134	136
	PNC Funding Corp.	3.000%	5/19/14	1,015	1,052
	PNC Funding Corp.	5.400%	6/10/14	400	436
	PNC Funding Corp.	3.625%	2/8/15	800	852
	PNC Funding Corp.	4.250%	9/21/15	615	669
	PNC Funding Corp.	2.700%	9/19/16	680	701
[3,7] RBS Capital Trust IV		0.000%	0/0/0	300	154
	Royal Bank of Canada	1.125%	1/15/14	1,300	1,309
	Royal Bank of Canada	2.625%	12/15/15	120	125
	Royal Bank of Canada	2.875%	4/19/16	1,700	1,776
	Royal Bank of Canada	2.300%	7/20/16	1,000	1,024
	Royal Bank of Scotland plc	3.400%	8/23/13	2,145	2,173
	Royal Bank of Scotland plc	3.250%	1/11/14	500	507
5	Royal Bank of Scotland plc	4.875%	8/25/14	1,038	1,078
	Royal Bank of Scotland plc	4.875%	3/16/15	770	798
	Royal Bank of Scotland plc	3.950%	9/21/15	1,301	1,315
	Royal Bank of Scotland plc	4.375%	3/16/16	1,284	1,317
	Santander Holdings USA Inc.	4.625%	4/19/16	200	203
5	Santander US Debt SA Unipersonal	2.991%	10/7/13	1,500	1,493
	SouthTrust Corp.	5.800%	6/15/14	680	735
	State Street Bank and Trust Co.	5.300%	1/15/16	190	211
5	Sumitomo Mitsui Banking Corp.	2.150%	7/22/13	1,330	1,342
	SunTrust Banks Inc.	3.600%	4/15/16	600	619
	SunTrust Banks Inc.	3.500%	1/20/17	200	203
	Svenska Handelsbanken AB	3.125%	7/12/16	601	613
	Toronto-Dominion Bank	2.500%	7/14/16	639	659
	Toronto-Dominion Bank	2.375%	10/19/16	1,365	1,398
	UBS AG	2.250%	1/28/14	1,650	1,654
	UBS AG	3.875%	1/15/15	1,390	1,446
	UBS AG	5.875%	7/15/16	350	369
	UBS AG	5.875%	12/20/17	465	515
	Union Bank NA	3.000%	6/6/16	125	129
	UnionBanCal Corp.	5.250%	12/16/13	250	264
	US Bancorp	1.375%	9/13/13	300	302
	US Bancorp	1.125%	10/30/13	550	553
	US Bancorp	4.200%	5/15/14	777	830
	US Bancorp	2.875%	11/20/14	648	679
	US Bancorp	2.450%	7/27/15	900	932
	US Bancorp	2.200%	11/15/16	800	816
	US Bank NA	6.300%	2/4/14	1,700	1,861
4	US Bank NA	0.847%	10/14/14	2,000	1,981
	US Bank NA	4.950%	10/30/14	500	547
	Wachovia Bank NA	4.800%	11/1/14	400	429
	Wachovia Bank NA	4.875%	2/1/15	384	414
	Wachovia Bank NA	5.000%	8/15/15	250	272
	Wachovia Bank NA	5.600%	3/15/16	250	278
	Wachovia Corp.	5.500%	5/1/13	1,945	2,041
	Wachovia Corp.	4.875%	2/15/14	369	390
	Wachovia Corp.	5.250%	8/1/14	1,048	1,128
	Wachovia Corp.	5.625%	10/15/16	520	579

6 Washington Mutual Bank	5.550%	6/16/10	210	67
6 Washington Mutual Bank	6.875%	6/15/11	517	1
Wells Fargo & Co.	4.950%	10/16/13	675	712
Wells Fargo & Co.	4.625%	4/15/14	321	341
Wells Fargo & Co.	3.750%	10/1/14	1,357	1,437
Wells Fargo & Co.	1.250%	2/13/15	600	597
Wells Fargo & Co.	3.625%	4/15/15	380	405
Wells Fargo & Co.	3.676%	6/15/16	380	407
Wells Fargo & Co.	2.625%	12/15/16	230	235
Wells Fargo Bank NA	4.750%	2/9/15	285	306
Westpac Banking Corp.	2.100%	8/2/13	2,250	2,278
Westpac Banking Corp.	1.850%	12/9/13	1,810	1,828
Westpac Banking Corp.	4.200%	2/27/15	1,225	1,313
Westpac Banking Corp.	3.000%	8/4/15	350	362

Brokerage (0.3%)
BlackRock Inc.	3.500%	12/10/14	740	792
5 Cantor Fitzgerald LP	6.375%	6/26/15	140	143
Charles Schwab Corp.	4.950%	6/1/14	585	633
Franklin Resources Inc.	2.000%	5/20/13	400	406
Jefferies Group Inc.	5.875%	6/8/14	150	156
Jefferies Group Inc.	3.875%	11/9/15	500	494
Jefferies Group Inc.	5.125%	4/13/18	120	116
6 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
TD Ameritrade Holding Corp.	2.950%	12/1/12	475	482

Finance Companies (2.7%)
General Electric Capital Corp.	3.500%	8/13/12	235	237
General Electric Capital Corp.	5.250%	10/19/12	953	977
General Electric Capital Corp.	2.800%	1/8/13	675	687
General Electric Capital Corp.	5.450%	1/15/13	900	935
General Electric Capital Corp.	4.800%	5/1/13	2,123	2,214
General Electric Capital Corp.	1.875%	9/16/13	1,525	1,549
General Electric Capital Corp.	2.100%	1/7/14	795	812
General Electric Capital Corp.	5.900%	5/13/14	925	1,016
General Electric Capital Corp.	5.500%	6/4/14	350	382
General Electric Capital Corp.	4.750%	9/15/14	242	262
General Electric Capital Corp.	3.750%	11/14/14	850	902
General Electric Capital Corp.	2.150%	1/9/15	1,255	1,283
General Electric Capital Corp.	4.375%	9/21/15	875	959
General Electric Capital Corp.	2.250%	11/9/15	485	498
General Electric Capital Corp.	5.000%	1/8/16	595	661
General Electric Capital Corp.	2.950%	5/9/16	600	628
General Electric Capital Corp.	3.350%	10/17/16	1,250	1,324
General Electric Capital Corp.	2.900%	1/9/17	1,225	1,270
3 General Electric Capital Corp.	6.375%	11/15/67	375	380
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	300	280
HSBC Finance Corp.	7.000%	5/15/12	1,150	1,158
4 HSBC Finance Corp.	0.824%	9/14/12	200	200
HSBC Finance Corp.	6.375%	11/27/12	1,100	1,136
HSBC Finance Corp.	5.250%	1/15/14	1,725	1,816
HSBC Finance Corp.	5.250%	4/15/15	600	642
HSBC Finance Corp.	5.000%	6/30/15	350	374
HSBC Finance Corp.	5.500%	1/19/16	567	614
4 HSBC Finance Corp.	0.917%	6/1/16	400	363
SLM Corp.	5.375%	5/15/14	400	415
SLM Corp.	5.050%	11/14/14	350	360

	SLM Corp.	6.250%	1/25/16	840	873
	SLM Corp.	6.000%	1/25/17	500	519
5	USAA Capital Corp.	3.500%	7/17/14	240	253
5	USAA Capital Corp.	1.050%	9/30/14	440	438
5	USAA Capital Corp.	2.250%	12/13/16	260	263

	Insurance (4.7%)
	ACE INA Holdings Inc.	5.875%	6/15/14	799	882
	ACE INA Holdings Inc.	2.600%	11/23/15	660	687
	Aegon NV	4.750%	6/1/13	743	768
	Aetna Inc.	6.000%	6/15/16	325	375
	Aflac Inc.	3.450%	8/15/15	300	316
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	220	251
	Allstate Corp.	6.200%	5/16/14	540	600
	Allstate Life Global Funding Trusts	5.375%	4/30/13	575	604
	American International Group Inc.	4.250%	5/15/13	708	724
	American International Group Inc.	3.650%	1/15/14	525	534
	American International Group Inc.	4.250%	9/15/14	984	1,021
	American International Group Inc.	5.050%	10/1/15	895	954
	American International Group Inc.	4.875%	9/15/16	320	339
	American International Group Inc.	5.600%	10/18/16	300	325
	American International Group Inc.	3.800%	3/22/17	180	182
	Axis Capital Holdings Ltd.	5.750%	12/1/14	1,140	1,221
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	575	593
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	1,829	1,910
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	100	106
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	500	529
	Berkshire Hathaway Finance Corp.	1.500%	1/10/14	600	607
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	350	383
	Berkshire Hathaway Finance Corp.	2.450%	12/15/15	610	636
	Berkshire Hathaway Inc.	2.125%	2/11/13	1,480	1,501
	Berkshire Hathaway Inc.	3.200%	2/11/15	215	228
	Berkshire Hathaway Inc.	2.200%	8/15/16	125	129
	Berkshire Hathaway Inc.	1.900%	1/31/17	575	582
3	Chubb Corp.	6.375%	3/29/67	80	83
	Cigna Corp.	2.750%	11/15/16	900	911
	CNA Financial Corp.	5.850%	12/15/14	770	830
	CNA Financial Corp.	6.500%	8/15/16	255	285
	Genworth Financial Inc.	5.750%	6/15/14	300	311
	Hartford Financial Services Group Inc.	4.000%	3/30/15	200	208
5	Jackson National Life Global Funding	5.375%	5/8/13	1,050	1,098
	Lincoln National Corp.	5.650%	8/27/12	750	764
	Manulife Financial Corp.	3.400%	9/17/15	380	394
	Marsh & McLennan Cos. Inc.	5.375%	7/15/14	340	368
	Marsh & McLennan Cos. Inc.	5.750%	9/15/15	140	157
5	MassMutual Global Funding II	3.125%	4/14/16	625	654
	MetLife Inc.	2.375%	2/6/14	1,500	1,538
	MetLife Inc.	6.750%	6/1/16	450	534
5	Metropolitan Life Global Funding I	2.500%	1/11/13	275	279
5	Metropolitan Life Global Funding I	5.125%	4/10/13	250	261
5	Metropolitan Life Global Funding I	2.000%	1/10/14	1,000	1,015
[4,5] Monumental Global Funding III		0.730%	1/25/13	275	274
[4,5] Monumental Global Funding III		0.767%	1/15/14	350	343
5	Monumental Global Funding III	5.250%	1/15/14	375	396
5	Monumental Global Funding Ltd.	5.500%	4/22/13	25	26
5	New York Life Global Funding	5.375%	9/15/13	300	319
5	New York Life Global Funding	3.000%	5/4/15	565	594

5	Pacific Life Global Funding	5.150%	4/15/13	194	202
5	Pricoa Global Funding I	4.625%	6/25/12	70	71
5	Pricoa Global Funding I	5.400%	10/18/12	415	425
5	Pricoa Global Funding I	5.450%	6/11/14	855	928
	Principal Financial Group Inc.	7.875%	5/15/14	700	782
5	Principal Life Global Funding I	5.250%	1/15/13	885	915
5	Principal Life Global Funding I	5.125%	10/15/13	360	382
5	Principal Life Global Funding I	5.050%	3/15/15	250	272
	Principal Life Income Funding Trusts	5.300%	12/14/12	25	26
	Principal Life Income Funding Trusts	5.300%	4/24/13	340	356
	Protective Life Corp.	4.300%	6/1/13	265	274
	Prudential Financial Inc.	3.625%	9/17/12	725	734
	Prudential Financial Inc.	2.750%	1/14/13	1,000	1,014
	Prudential Financial Inc.	5.150%	1/15/13	670	693
	Prudential Financial Inc.	5.100%	9/20/14	250	270
	Prudential Financial Inc.	6.200%	1/15/15	150	166
	Prudential Financial Inc.	3.000%	5/12/16	275	284
	Reinsurance Group of America Inc.	5.625%	3/15/17	175	189
5	TIAA Global Markets Inc.	4.950%	7/15/13	140	147
	Transatlantic Holdings Inc.	5.750%	12/14/15	1,050	1,136
	Travelers Cos. Inc.	5.375%	6/15/12	250	252
	Travelers Cos. Inc.	6.250%	6/20/16	245	288
	Travelers Property Casualty Corp.	5.000%	3/15/13	865	901
	UnitedHealth Group Inc.	5.500%	11/15/12	1,073	1,106
	UnitedHealth Group Inc.	4.875%	2/15/13	983	1,016
	UnitedHealth Group Inc.	4.875%	4/1/13	755	788
	UnitedHealth Group Inc.	5.000%	8/15/14	340	372
	WellPoint Inc.	6.800%	8/1/12	674	687
	WellPoint Inc.	6.000%	2/15/14	955	1,040
	WellPoint Inc.	5.000%	12/15/14	340	373
	Willis North America Inc.	5.625%	7/15/15	879	950
	XL Group plc	5.250%	9/15/14	979	1,034
[3,5] ZFS Finance USA Trust IV		5.875%	5/9/62	94	94

	Other Finance (0.1%)
	ORIX Corp.	3.750%	3/9/17	500	487

	Real Estate Investment Trusts (1.6%)
	Boston Properties LP	6.250%	1/15/13	53	55
	Brandywine Operating Partnership LP	5.750%	4/1/12	109	109
	Brandywine Operating Partnership LP	5.400%	11/1/14	150	160
	Camden Property Trust	5.000%	6/15/15	190	204
	DDR Corp.	5.375%	10/15/12	299	302
	DDR Corp.	5.500%	5/1/15	655	676
	Digital Realty Trust LP	4.500%	7/15/15	1,368	1,433
	Duke Realty LP	4.625%	5/15/13	275	283
	Duke Realty LP	6.250%	5/15/13	336	353
	ERP Operating LP	5.250%	9/15/14	260	280
	ERP Operating LP	6.584%	4/13/15	579	655
	ERP Operating LP	5.125%	3/15/16	420	462
	ERP Operating LP	5.375%	8/1/16	360	399
	HCP Inc.	6.450%	6/25/12	300	303
	HCP Inc.	2.700%	2/1/14	450	456
	HCP Inc.	3.750%	2/1/16	450	464
	Health Care REIT Inc.	3.625%	3/15/16	307	311
	Hospitality Properties Trust	7.875%	8/15/14	200	219
	Kilroy Realty LP	5.000%	11/3/15	450	479

Kimco Realty Corp.	5.783%	3/15/16	380	418
Liberty Property LP	6.375%	8/15/12	506	515
ProLogis LP	4.500%	8/15/17	200	207
Senior Housing Properties Trust	4.300%	1/15/16	300	299
Simon Property Group LP	6.750%	5/15/14	428	470
Simon Property Group LP	5.100%	6/15/15	285	314
Simon Property Group LP	6.100%	5/1/16	165	189
Simon Property Group LP	5.250%	12/1/16	140	158
Simon Property Group LP	2.800%	1/30/17	642	658
Simon Property Group LP	5.875%	3/1/17	125	144
Simon Property Group LP	2.150%	9/15/17	1,400	1,380
Tanger Properties LP	6.150%	11/15/15	490	545
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	425	434
5 WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	900	919
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	600	662
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	5.750%	9/2/15	1,075	1,175
				300,636
Industrial (30.3%)
Basic Industry (2.6%)
Air Products & Chemicals Inc.	4.150%	2/1/13	300	308
Air Products & Chemicals Inc.	2.000%	8/2/16	240	245
Alcoa Inc.	6.750%	7/15/18	250	286
5 Anglo American Capital plc	9.375%	4/8/14	275	313
5 Anglo American Capital plc	2.625%	4/3/17	250	251
ArcelorMittal	5.375%	6/1/13	963	998
ArcelorMittal	9.000%	2/15/15	475	546
ArcelorMittal	3.750%	2/25/15	380	386
ArcelorMittal	3.750%	8/5/15	420	427
ArcelorMittal	3.750%	3/1/16	225	225
ArcelorMittal	4.500%	2/25/17	825	827
Barrick Gold Corp.	1.750%	5/30/14	960	971
Barrick Gold Corp.	2.900%	5/30/16	900	938
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	183
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	1,100	1,201
BHP Billiton Finance USA Ltd.	1.125%	11/21/14	1,225	1,234
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	716	724
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	940	934
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	120	124
5 Chevron Phillips Chemical Co. LLC/LP	7.000%	6/15/14	200	223
Dow Chemical Co.	7.600%	5/15/14	470	532
Dow Chemical Co.	5.900%	2/15/15	430	484
Dow Chemical Co.	2.500%	2/15/16	500	513
Ecolab Inc.	3.000%	12/8/16	800	832
EI du Pont de Nemours & Co.	5.875%	1/15/14	8	9
EI du Pont de Nemours & Co.	1.950%	1/15/16	860	883
EI du Pont de Nemours & Co.	2.750%	4/1/16	40	42
EI du Pont de Nemours & Co.	5.250%	12/15/16	415	485
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	255	254
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	180	178
International Paper Co.	5.300%	4/1/15	250	275
International Paper Co.	7.950%	6/15/18	175	219
Monsanto Co.	2.750%	4/15/16	240	252
Praxair Inc.	4.625%	3/30/15	346	383
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	3,140	3,639
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	355	363
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	1,155	1,195
Rio Tinto Finance USA plc	2.000%	3/22/17	380	381

Rohm & Haas Co.	5.600%	3/15/13	470	487
Teck Resources Ltd.	10.250%	5/15/16	515	590
Vale Overseas Ltd.	6.250%	1/11/16	390	444
Vale Overseas Ltd.	6.250%	1/23/17	769	888
5 Xstrata Finance Canada Ltd.	2.850%	11/10/14	1,035	1,054

Capital Goods (3.4%)
3M Co.	1.375%	9/29/16	100	100
5 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	355
Allied Waste North America Inc.	6.875%	6/1/17	200	209
Black & Decker Corp.	5.750%	11/15/16	360	417
Boeing Capital Corp.	5.800%	1/15/13	500	521
Boeing Capital Corp.	2.125%	8/15/16	200	206
Boeing Co.	3.500%	2/15/15	250	269
Case New Holland Inc.	7.750%	9/1/13	1,020	1,084
Caterpillar Financial Services Corp.	4.250%	2/8/13	240	248
Caterpillar Financial Services Corp.	4.900%	8/15/13	450	476
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,800	1,949
Caterpillar Financial Services Corp.	6.125%	2/17/14	1,215	1,335
Caterpillar Financial Services Corp.	1.650%	4/1/14	625	636
4 Caterpillar Financial Services Corp.	0.870%	2/9/15	630	633
Caterpillar Financial Services Corp.	4.750%	2/17/15	130	144
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	263
Caterpillar Financial Services Corp.	2.650%	4/1/16	450	472
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	308
Caterpillar Inc.	1.375%	5/27/14	1,100	1,116
Cooper US Inc.	5.250%	11/15/12	550	566
CRH America Inc.	5.300%	10/15/13	475	497
CRH America Inc.	4.125%	1/15/16	950	962
Danaher Corp.	1.300%	6/23/14	325	330
Danaher Corp.	2.300%	6/23/16	307	318
Eaton Corp.	5.750%	7/15/12	350	355
Eaton Corp.	5.950%	3/20/14	250	275
Emerson Electric Co.	5.625%	11/15/13	200	216
Emerson Electric Co.	4.125%	4/15/15	230	250
General Dynamics Corp.	4.250%	5/15/13	1,500	1,561
General Dynamics Corp.	5.250%	2/1/14	770	835
General Dynamics Corp.	1.375%	1/15/15	825	840
General Electric Co.	5.000%	2/1/13	4,790	4,964
General Electric Co.	5.250%	12/6/17	1,000	1,156
Harsco Corp.	2.700%	10/15/15	950	971
Honeywell International Inc.	4.250%	3/1/13	75	78
Illinois Tool Works Inc.	5.150%	4/1/14	565	613
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	455	485
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	725	834
John Deere Capital Corp.	5.250%	10/1/12	500	512
John Deere Capital Corp.	1.875%	6/17/13	150	152
John Deere Capital Corp.	4.900%	9/9/13	750	796
John Deere Capital Corp.	1.250%	12/2/14	1,500	1,519
John Deere Capital Corp.	2.950%	3/9/15	550	584
John Deere Capital Corp.	2.250%	6/7/16	650	675
John Deere Capital Corp.	1.850%	9/15/16	160	162
John Deere Capital Corp.	2.000%	1/13/17	320	326
John Deere Capital Corp.	1.400%	3/15/17	510	506
L-3 Communications Corp.	6.375%	10/15/15	50	51
Mohawk Industries Inc.	6.375%	1/15/16	150	166
Tyco International Finance SA	6.000%	11/15/13	250	269

Tyco International Finance SA	4.125%	10/15/14	150	160
Waste Management Inc.	6.375%	3/11/15	250	286
Waste Management Inc.	2.600%	9/1/16	230	235

Communication (5.9%)
America Movil SAB de CV	5.500%	3/1/14	870	941
America Movil SAB de CV	3.625%	3/30/15	1,050	1,115
America Movil SAB de CV	2.375%	9/8/16	1,550	1,571
American Tower Corp.	4.625%	4/1/15	125	133
AT&T Inc.	6.700%	11/15/13	1,935	2,115
AT&T Inc.	4.850%	2/15/14	565	607
AT&T Inc.	5.100%	9/15/14	1,275	1,402
AT&T Inc.	0.875%	2/13/15	1,000	994
AT&T Inc.	2.500%	8/15/15	1,230	1,281
AT&T Inc.	2.950%	5/15/16	450	475
AT&T Inc.	5.625%	6/15/16	120	140
AT&T Inc.	2.400%	8/15/16	910	941
AT&T Inc.	1.600%	2/15/17	820	819
AT&T Inc.	5.500%	2/1/18	200	235
BellSouth Corp.	5.200%	9/15/14	900	989
British Telecommunications plc	5.150%	1/15/13	375	387
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	3,040	3,347
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	2,720	2,941
CenturyLink Inc.	7.875%	8/15/12	450	461
CenturyLink Inc.	5.000%	2/15/15	250	263
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	782	839
Comcast Corp.	5.300%	1/15/14	500	538
Comcast Corp.	6.500%	1/15/15	450	514
Comcast Corp.	5.850%	11/15/15	425	490
Comcast Corp.	6.500%	1/15/17	420	502
COX Communications Inc.	7.125%	10/1/12	1,239	1,279
COX Communications Inc.	5.450%	12/15/14	160	178
Deutsche Telekom International Finance BV	5.250%	7/22/13	300	316
Deutsche Telekom International Finance BV	5.875%	8/20/13	410	437
Deutsche Telekom International Finance BV	4.875%	7/8/14	100	107
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	400	434
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	250	259
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	1,075	1,129
5 DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	1,020	1,012
Discovery Communications LLC	3.700%	6/1/15	250	267
Embarq Corp.	6.738%	6/1/13	500	535
Embarq Corp.	7.082%	6/1/16	960	1,081
France Telecom SA	4.375%	7/8/14	2,320	2,478
France Telecom SA	2.125%	9/16/15	350	357
France Telecom SA	2.750%	9/14/16	500	515
Interpublic Group of Cos. Inc.	6.250%	11/15/14	350	380
McGraw-Hill Cos. Inc.	5.375%	11/15/12	290	299
NBCUniversal Media LLC	2.100%	4/1/14	800	817
NBCUniversal Media LLC	3.650%	4/30/15	650	694
NBCUniversal Media LLC	2.875%	4/1/16	1,025	1,065

	News America Inc.	5.300%	12/15/14	450	498
	Omnicom Group Inc.	5.900%	4/15/16	375	432
	Qwest Corp.	7.500%	10/1/14	125	140
	Reed Elsevier Capital Inc.	7.750%	1/15/14	200	222
	Rogers Communications Inc.	6.375%	3/1/14	250	275
	Telecom Italia Capital SA	5.250%	11/15/13	980	1,012
	Telecom Italia Capital SA	6.175%	6/18/14	650	684
	Telecom Italia Capital SA	4.950%	9/30/14	1,020	1,052
	Telecom Italia Capital SA	5.250%	10/1/15	50	52
	Telefonica Emisiones SAU	5.855%	2/4/13	1,120	1,159
	Telefonica Emisiones SAU	4.949%	1/15/15	875	896
	Telefonica Emisiones SAU	3.992%	2/16/16	180	180
	Telefonica Emisiones SAU	6.421%	6/20/16	630	672
	Telefonos de Mexico SAB de CV	5.500%	1/27/15	125	136
	Thomson Reuters Corp.	5.950%	7/15/13	1,750	1,855
	Thomson Reuters Corp.	5.700%	10/1/14	575	634
	Time Warner Cable Inc.	6.200%	7/1/13	525	559
	Time Warner Cable Inc.	8.250%	2/14/14	500	565
	Time Warner Cable Inc.	7.500%	4/1/14	725	816
	Time Warner Cable Inc.	3.500%	2/1/15	300	317
	Verizon Communications Inc.	4.350%	2/15/13	800	821
	Verizon Communications Inc.	1.950%	3/28/14	240	246
	Verizon Communications Inc.	1.250%	11/3/14	1,400	1,415
	Verizon Communications Inc.	4.900%	9/15/15	150	169
	Verizon Communications Inc.	5.550%	2/15/16	420	482
	Verizon Communications Inc.	2.000%	11/1/16	1,450	1,470
	Vodafone Group plc	4.150%	6/10/14	2,200	2,350
	Vodafone Group plc	2.875%	3/16/16	450	472
	Vodafone Group plc	5.625%	2/27/17	200	233
	Vodafone Group plc	1.625%	3/20/17	640	629
	WPP Finance UK	8.000%	9/15/14	120	137

	Consumer Cyclical (3.5%)
5	American Honda Finance Corp.	2.375%	3/18/13	825	838
5	American Honda Finance Corp.	4.625%	4/2/13	450	468
5	American Honda Finance Corp.	6.700%	10/1/13	600	650
5	American Honda Finance Corp.	2.500%	9/21/15	240	247
	Best Buy Co. Inc.	6.750%	7/15/13	225	237
	CVS Caremark Corp.	3.250%	5/18/15	430	456
	CVS Caremark Corp.	6.125%	8/15/16	140	164
[3,5] CVS Pass-Through Trust		6.117%	1/10/13	388	397
	Daimler Finance North America LLC	6.500%	11/15/13	635	690
5	Daimler Finance North America LLC	2.300%	1/9/15	520	527
	Darden Restaurants Inc.	5.625%	10/15/12	290	298
	eBay Inc.	1.625%	10/15/15	640	653
	Ford Motor Credit Co. LLC	7.000%	4/15/15	510	556
	Ford Motor Credit Co. LLC	5.625%	9/15/15	100	106
	Ford Motor Credit Co. LLC	5.000%	5/15/18	320	331
5	FUEL Trust	4.207%	4/15/16	250	254
5	Harley-Davidson Funding Corp.	5.250%	12/15/12	805	822
5	Harley-Davidson Funding Corp.	5.750%	12/15/14	610	661
	Historic TW Inc.	9.125%	1/15/13	840	893
	Home Depot Inc.	5.400%	3/1/16	2,020	2,332
5	Hyundai Capital America	3.750%	4/6/16	100	102
5	Hyundai Capital Services Inc.	4.375%	7/27/16	480	502
	JC Penney Corp. Inc.	9.000%	8/1/12	510	516
	Johnson Controls Inc.	1.750%	3/1/14	150	152

K Hovnanian Enterprises Inc.	6.250%	1/15/16	160	91
5 Kia Motors Corp.	3.625%	6/14/16	200	204
Macy's Retail Holdings Inc.	5.750%	7/15/14	290	317
Macy's Retail Holdings Inc.	7.875%	7/15/15	135	159
Macy's Retail Holdings Inc.	5.900%	12/1/16	845	969
Macy's Retail Holdings Inc.	7.450%	7/15/17	280	341
Marriott International Inc.	6.375%	6/15/17	180	210
5 Nissan Motor Acceptance Corp.	3.250%	1/30/13	1,030	1,043
5 Nissan Motor Acceptance Corp.	4.500%	1/30/15	130	138
Nordstrom Inc.	6.750%	6/1/14	450	507
Nordstrom Inc.	6.250%	1/15/18	180	220
4 PACCAR Financial Corp.	0.693%	4/5/13	1,275	1,280
PACCAR Financial Corp.	1.550%	9/29/14	1,100	1,120
5 RCI Banque SA	3.400%	4/11/14	510	509
5 RCI Banque SA	4.600%	4/12/16	280	278
Staples Inc.	7.375%	10/1/12	520	537
TJX Cos. Inc.	4.200%	8/15/15	140	153
Toll Brothers Finance Corp.	5.150%	5/15/15	370	391
Toyota Motor Credit Corp.	1.250%	11/17/14	1,020	1,031
Toyota Motor Credit Corp.	1.000%	2/17/15	1,080	1,079
Toyota Motor Credit Corp.	2.800%	1/11/16	460	481
Toyota Motor Credit Corp.	2.000%	9/15/16	485	494
Toyota Motor Credit Corp.	2.050%	1/12/17	740	752
Viacom Inc.	1.250%	2/27/15	460	459
Viacom Inc.	2.500%	12/15/16	280	287
5 Volkswagen International Finance NV	1.625%	8/12/13	475	479
5 Volkswagen International Finance NV	1.875%	4/1/14	1,140	1,154
5 Volkswagen International Finance NV	2.375%	3/22/17	380	381
5 Volvo Treasury AB	5.950%	4/1/15	1,100	1,179
Wal-Mart Stores Inc.	3.000%	2/3/14	275	287
Wal-Mart Stores Inc.	1.625%	4/15/14	440	450
Wal-Mart Stores Inc.	2.875%	4/1/15	1,380	1,465
Wal-Mart Stores Inc.	1.500%	10/25/15	1,100	1,122
Wal-Mart Stores Inc.	2.800%	4/15/16	480	511
Wal-Mart Stores Inc.	5.375%	4/5/17	540	635
5 Wesfarmers Ltd.	2.983%	5/18/16	180	183
Western Union Co.	6.500%	2/26/14	665	728
Wyndham Worldwide Corp.	2.950%	3/1/17	200	198
Wyndham Worldwide Corp.	5.750%	2/1/18	180	201

Consumer Noncyclical (7.6%)
Abbott Laboratories	2.700%	5/27/15	475	501
Abbott Laboratories	5.875%	5/15/16	805	949
Allergan Inc.	5.750%	4/1/16	372	432
Altria Group Inc.	8.500%	11/10/13	937	1,048
Altria Group Inc.	4.125%	9/11/15	908	990
Amgen Inc.	1.875%	11/15/14	1,180	1,205
Amgen Inc.	2.300%	6/15/16	510	520
Anheuser-Busch Cos. LLC	5.000%	1/15/15	81	89
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	142
Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	2,500	2,528
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	1,000	1,014
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	495	549
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	320	347
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	526	566
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	1,040	1,096
5 Express Scripts Inc.	2.750%	11/21/14	440	451

5 Express Scripts Inc	2.100%	2/12/15	780	787
5 Express Scripts Inc.	3.500%	11/15/16	445	464
5 Express Scripts Inc.	2.650%	2/15/17	710	716
AstraZeneca plc	5.400%	9/15/12	350	357
AstraZeneca plc	5.400%	6/1/14	500	551
Avon Products Inc.	5.625%	3/1/14	385	412
Baxter International Inc.	1.800%	3/15/13	190	191
Baxter International Inc.	5.375%	6/1/18	255	302
Becton Dickinson and Co.	1.750%	11/8/16	505	511
Biogen Idec Inc.	6.000%	3/1/13	895	933
Boston Scientific Corp.	4.500%	1/15/15	900	965
Boston Scientific Corp.	6.250%	11/15/15	270	302
Boston Scientific Corp.	6.400%	6/15/16	370	425
Bottling Group LLC	6.950%	3/15/14	250	280
Bottling Group LLC	5.500%	4/1/16	591	684
Bunge Ltd. Finance Corp.	5.100%	7/15/15	100	107
Bunge Ltd. Finance Corp.	4.100%	3/15/16	430	449
Cardinal Health Inc.	5.500%	6/15/13	100	105
CareFusion Corp.	5.125%	8/1/14	360	389
Celgene Corp.	2.450%	10/15/15	400	409
Church & Dwight Co. Inc.	3.350%	12/15/15	240	251
Clorox Co.	5.000%	3/1/13	75	78
5 Coca-Cola Amatil Ltd.	3.250%	11/2/14	160	167
Coca-Cola Co.	0.750%	11/15/13	750	753
Coca-Cola Co.	3.625%	3/15/14	400	422
Coca-Cola Co.	0.750%	3/13/15	400	399
Coca-Cola Co.	1.500%	11/15/15	910	926
Coca-Cola Co.	1.800%	9/1/16	300	306
Coca-Cola Refreshments USA Inc.	5.000%	8/15/13	500	531
Coca-Cola Refreshments USA Inc.	7.375%	3/3/14	350	393
Coca-Cola Refreshments USA Inc.	4.250%	3/1/15	100	109
Covidien International Finance SA	5.450%	10/15/12	150	153
Covidien International Finance SA	1.875%	6/15/13	750	758
CR Bard Inc.	2.875%	1/15/16	520	544
DENTSPLY International Inc.	2.750%	8/15/16	240	243
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	250	253
Express Scripts Inc.	6.250%	6/15/14	495	543
Express Scripts Inc.	3.125%	5/15/16	500	518
Gilead Sciences Inc.	2.400%	12/1/14	520	537
Gilead Sciences Inc.	3.050%	12/1/16	430	448
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	3,460	3,626
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	835	899
HJ Heinz Co.	2.000%	9/12/16	210	214
Hospira Inc.	5.900%	6/15/14	150	162
Hospira Inc.	6.050%	3/30/17	165	184
Kellogg Co.	4.250%	3/6/13	350	362
Koninklijke Philips Electronics NV	4.625%	3/11/13	335	348
Koninklijke Philips Electronics NV	5.750%	3/11/18	244	284
Kraft Foods Inc.	6.250%	6/1/12	183	185
Kraft Foods Inc.	6.000%	2/11/13	661	689
Kraft Foods Inc.	2.625%	5/8/13	1,066	1,087
Kraft Foods Inc.	5.250%	10/1/13	218	232
Kraft Foods Inc.	6.750%	2/19/14	580	641
Kraft Foods Inc.	4.125%	2/9/16	250	271
Kroger Co.	5.000%	4/15/13	775	808
Kroger Co.	7.500%	1/15/14	375	418
Kroger Co.	2.200%	1/15/17	185	188

Life Technologies Corp.	4.400%	3/1/15	400	428
Lorillard Tobacco Co.	3.500%	8/4/16	400	415
McKesson Corp.	5.250%	3/1/13	250	260
McKesson Corp.	6.500%	2/15/14	220	242
McKesson Corp.	3.250%	3/1/16	320	342
Mead Johnson Nutrition Co.	3.500%	11/1/14	400	418
Medco Health Solutions Inc.	6.125%	3/15/13	440	458
Medco Health Solutions Inc.	7.250%	8/15/13	500	539
Medco Health Solutions Inc.	2.750%	9/15/15	130	134
Medtronic Inc.	4.500%	3/15/14	250	268
Medtronic Inc.	3.000%	3/15/15	135	143
Merck & Co. Inc.	4.750%	3/1/15	150	167
Merck & Co. Inc.	4.000%	6/30/15	360	395
Merck & Co. Inc.	2.250%	1/15/16	664	689
Novartis Capital Corp.	1.900%	4/24/13	2,250	2,285
Novartis Capital Corp.	4.125%	2/10/14	500	532
Novartis Capital Corp.	2.900%	4/24/15	955	1,016
PepsiAmericas Inc.	4.375%	2/15/14	375	399
PepsiCo Inc.	4.650%	2/15/13	670	694
PepsiCo Inc.	0.875%	10/25/13	940	944
PepsiCo Inc.	3.750%	3/1/14	608	644
PepsiCo Inc.	0.800%	8/25/14	630	632
PepsiCo Inc.	3.100%	1/15/15	215	228
PepsiCo Inc.	0.750%	3/5/15	505	504
PepsiCo Inc.	2.500%	5/10/16	535	560
Pfizer Inc.	4.500%	2/15/14	100	107
Pfizer Inc.	5.350%	3/15/15	1,425	1,613
Philip Morris International Inc.	4.875%	5/16/13	900	943
Philip Morris International Inc.	6.875%	3/17/14	315	353
Philip Morris International Inc.	2.500%	5/16/16	1,235	1,286
Reynolds American Inc.	7.250%	6/1/13	200	213
Reynolds American Inc.	7.625%	6/1/16	405	486
Reynolds American Inc.	6.750%	6/15/17	71	85
5 Roche Holdings Inc.	5.000%	3/1/14	64	69
5 Roche Holdings Inc.	6.000%	3/1/19	500	610
Safeway Inc.	6.250%	3/15/14	250	275
Safeway Inc.	3.400%	12/1/16	390	404
Sanofi	1.625%	3/28/14	895	911
Sanofi	1.200%	9/30/14	1,010	1,020
Sanofi	2.625%	3/29/16	130	136
St. Jude Medical Inc.	2.200%	9/15/13	1,250	1,273
St. Jude Medical Inc.	3.750%	7/15/14	500	530
Stryker Corp.	3.000%	1/15/15	170	179
Stryker Corp.	2.000%	9/30/16	750	766
Sysco Corp.	4.200%	2/12/13	220	226
5 Tesco plc	2.000%	12/5/14	390	396
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	255	261
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	900	946
Teva Pharmaceutical Finance IV LLC	1.700%	11/10/14	990	1,005
Thermo Fisher Scientific Inc.	2.150%	12/28/12	450	456
Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	545
Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	367
Whirlpool Corp.	5.500%	3/1/13	925	961
5 WM Wrigley Jr Co.	2.450%	6/28/12	1,340	1,343
Wyeth LLC	5.500%	3/15/13	1,610	1,677
Wyeth LLC	5.500%	2/1/14	1,375	1,499

Wyeth LLC	5.500%	2/15/16	255	294

Energy (3.2%)
Anadarko Petroleum Corp.	7.625%	3/15/14	390	435
Anadarko Petroleum Corp.	5.750%	6/15/14	800	870
Anadarko Petroleum Corp.	5.950%	9/15/16	675	778
Anadarko Petroleum Corp.	6.375%	9/15/17	65	77
Apache Corp.	5.250%	4/15/13	100	105
BP Capital Markets plc	5.250%	11/7/13	2,046	2,188
BP Capital Markets plc	3.625%	5/8/14	1,310	1,379
BP Capital Markets plc	3.875%	3/10/15	1,965	2,110
BP Capital Markets plc	3.125%	10/1/15	775	819
BP Capital Markets plc	3.200%	3/11/16	1,135	1,200
BP Capital Markets plc	2.248%	11/1/16	985	1,010
Canadian Natural Resources Ltd.	5.150%	2/1/13	330	342
Canadian Natural Resources Ltd.	1.450%	11/14/14	380	385
Cenovus Energy Inc.	4.500%	9/15/14	325	350
Chevron Corp.	3.950%	3/3/14	220	234
ConocoPhillips	4.400%	5/15/13	500	522
ConocoPhillips	4.750%	2/1/14	1,850	1,982
ConocoPhillips	4.600%	1/15/15	170	187
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	270	284
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	310	364
Devon Energy Corp.	5.625%	1/15/14	150	163
Ensco plc	3.250%	3/15/16	875	912
EOG Resources Inc.	6.125%	10/1/13	275	296
EOG Resources Inc.	2.950%	6/1/15	540	569
Husky Energy Inc.	5.900%	6/15/14	426	466
Marathon Petroleum Corp.	3.500%	3/1/16	130	135
Noble Holding International Ltd.	3.450%	8/1/15	340	357
Noble Holding International Ltd.	3.050%	3/1/16	370	383
Occidental Petroleum Corp.	2.500%	2/1/16	900	942
Occidental Petroleum Corp.	4.125%	6/1/16	215	239
Occidental Petroleum Corp.	1.750%	2/15/17	525	529
5 Phillips 66	1.950%	3/5/15	165	166
5 Phillips 66	2.950%	5/1/17	150	152
5 Schlumberger Norge AS	1.950%	9/14/16	1,035	1,047
Shell International Finance BV	4.000%	3/21/14	2,996	3,193
Shell International Finance BV	3.100%	6/28/15	905	968
Shell International Finance BV	5.200%	3/22/17	120	141
Total Capital Canada Ltd.	1.625%	1/28/14	160	160
Total Capital International SA	1.500%	2/17/17	700	681
Total Capital SA	3.000%	6/24/15	705	732
Total Capital SA	3.125%	10/2/15	950	994
Total Capital SA	2.300%	3/15/16	380	385
Transocean Inc.	4.950%	11/15/15	1,000	1,068
Transocean Inc.	5.050%	12/15/16	300	321
Valero Energy Corp.	4.750%	6/15/13	500	520
Valero Energy Corp.	4.500%	2/1/15	375	403
Weatherford International Inc.	6.350%	6/15/17	135	156
Weatherford International Ltd.	5.150%	3/15/13	11	11
Weatherford International Ltd.	5.500%	2/15/16	240	266
5 Woodside Finance Ltd.	8.125%	3/1/14	225	248

Technology (3.1%)
Affiliated Computer Services Inc.	5.200%	6/1/15	250	271
Agilent Technologies Inc.	5.500%	9/14/15	120	135

	Amphenol Corp.	4.750%	11/15/14	500	542
	Applied Materials Inc.	2.650%	6/15/16	200	208
	Cisco Systems Inc.	1.625%	3/14/14	720	734
	Cisco Systems Inc.	5.500%	2/22/16	1,490	1,727
	Cisco Systems Inc.	3.150%	3/14/17	380	411
	Dell Inc.	2.100%	4/1/14	1,000	1,025
	Dell Inc.	5.625%	4/15/14	650	713
	Dell Inc.	2.300%	9/10/15	840	869
	Dun & Bradstreet Corp.	6.000%	4/1/13	600	628
	Dun & Bradstreet Corp.	2.875%	11/15/15	250	258
	Google Inc.	2.125%	5/19/16	95	99
	Hewlett-Packard Co.	1.250%	9/13/13	1,000	1,002
	Hewlett-Packard Co.	6.125%	3/1/14	1,510	1,644
	Hewlett-Packard Co.	1.550%	5/30/14	170	171
	Hewlett-Packard Co.	2.625%	12/9/14	625	644
	Hewlett-Packard Co.	2.125%	9/13/15	1,400	1,410
	Hewlett-Packard Co.	2.200%	12/1/15	375	379
	Hewlett-Packard Co.	2.650%	6/1/16	735	747
	Hewlett-Packard Co.	2.600%	9/15/17	965	962
	HP Enterprise Services LLC	6.000%	8/1/13	1,925	2,046
	Intel Corp.	1.950%	10/1/16	250	257
	International Business Machines Corp.	4.750%	11/29/12	180	185
	International Business Machines Corp.	2.100%	5/6/13	700	713
	International Business Machines Corp.	1.000%	8/5/13	1,520	1,531
	International Business Machines Corp.	6.500%	10/15/13	225	245
	International Business Machines Corp.	0.875%	10/31/14	1,360	1,365
	International Business Machines Corp.	0.550%	2/6/15	440	436
	International Business Machines Corp.	2.000%	1/5/16	650	669
	International Business Machines Corp.	1.950%	7/22/16	1,025	1,050
	International Business Machines Corp.	1.250%	2/6/17	400	396
	Lexmark International Inc.	5.900%	6/1/13	500	521
	Microsoft Corp.	2.950%	6/1/14	450	473
	Microsoft Corp.	1.625%	9/25/15	365	376
	Oracle Corp.	4.950%	4/15/13	487	509
	Oracle Corp.	3.750%	7/8/14	1,172	1,255
	Oracle Corp.	5.250%	1/15/16	1,035	1,186
	Pitney Bowes Inc.	4.875%	8/15/14	500	530
	Pitney Bowes Inc.	5.000%	3/15/15	225	239
	Texas Instruments Inc.	1.375%	5/15/14	445	452
	Texas Instruments Inc.	2.375%	5/16/16	405	423
	Xerox Corp.	4.250%	2/15/15	675	717
	Xerox Corp.	2.950%	3/15/17	200	202

	Transportation (1.0%)
	Burlington Northern Santa Fe LLC	4.875%	1/15/15	120	132
	Canadian National Railway Co.	4.950%	1/15/14	269	289
	Canadian National Railway Co.	1.450%	12/15/16	180	179
3	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	1/2/18	199	213
3	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	9/15/17	81	85
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	181	201
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	145	156
[3,4] Continental Airlines 2006-1 Class G Pass
	Through Trust	0.834%	6/2/15	285	275

	CSX Corp.	5.750%	3/15/13	400	419
	CSX Corp.	5.500%	8/1/13	474	502
	CSX Corp.	6.250%	4/1/15	507	584
[3,8] Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	1/2/23	139	146
8	Delta Air Lines 2002-1 Class G-2 Pass
	Through Trust	6.417%	7/2/12	810	818
3	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	7/2/18	523	570
5	ERAC USA Finance LLC	2.750%	7/1/13	260	264
5	ERAC USA Finance LLC	2.250%	1/10/14	1,320	1,331
5	ERAC USA Finance LLC	5.600%	5/1/15	236	260
	JB Hunt Transport Services Inc.	3.375%	9/15/15	290	300
3,4,8JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.849%	6/15/15	153	147
3,4,8JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.894%	9/15/15	225	212
3,4,8JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.953%	5/15/18	220	185
	Norfolk Southern Corp.	5.257%	9/17/14	328	362
	Norfolk Southern Corp.	5.750%	1/15/16	112	129
	Ryder System Inc.	6.000%	3/1/13	820	853
	Ryder System Inc.	5.850%	3/1/14	165	178
	Ryder System Inc.	3.150%	3/2/15	550	570
	Ryder System Inc.	3.600%	3/1/16	670	699
	Ryder System Inc.	2.500%	3/1/17	150	150
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	8/1/22	62	71
	Union Pacific Corp.	5.450%	1/31/13	100	104
					300,336
Utilities (4.3%)
	Electric (3.3%)
	Carolina Power & Light Co.	6.500%	7/15/12	1,110	1,128
	Carolina Power & Light Co.	5.125%	9/15/13	190	202
	Carolina Power & Light Co.	5.150%	4/1/15	100	112
	Carolina Power & Light Co.	5.250%	12/15/15	320	366
	CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	390	434
4	CMS Energy Corp.	1.522%	1/15/13	300	300
	CMS Energy Corp.	2.750%	5/15/14	500	500
	CMS Energy Corp.	4.250%	9/30/15	690	714
	Commonwealth Edison Co.	5.950%	8/15/16	125	147
	Commonwealth Edison Co.	1.950%	9/1/16	125	127
	Consumers Energy Co.	5.375%	4/15/13	772	809
	Consumers Energy Co.	5.150%	2/15/17	140	160
	Dominion Resources Inc.	5.700%	9/17/12	310	317
	Dominion Resources Inc.	1.950%	8/15/16	280	283
	DTE Energy Co.	7.625%	5/15/14	100	112
	Duke Energy Carolinas LLC	5.750%	11/15/13	640	692
	Duke Energy Carolinas LLC	5.300%	10/1/15	100	115
	Duke Energy Carolinas LLC	1.750%	12/15/16	175	177
	Duke Energy Ohio Inc.	2.100%	6/15/13	750	763
5	EDP Finance BV	5.375%	11/2/12	1,750	1,746
5	Enel Finance International NV	5.700%	1/15/13	200	205
5	Enel Finance International NV	3.875%	10/7/14	525	530
	Entergy Arkansas Inc.	5.400%	8/1/13	1,040	1,095
	Entergy Corp.	4.700%	1/15/17	225	234
	Entergy Louisiana LLC	1.875%	12/15/14	235	241

	Exelon Generation Co. LLC	5.350%	1/15/14	500	535
	Florida Power Corp.	4.800%	3/1/13	380	394
	Florida Power Corp.	5.100%	12/1/15	620	704
[3,5] FPL Energy Marcus Hook LP		7.590%	7/10/18	425	422
4	Georgia Power Co.	0.794%	3/15/13	750	750
	Georgia Power Co.	6.000%	11/1/13	200	217
	Georgia Power Co.	3.000%	4/15/16	160	169
	Great Plains Energy Inc.	2.750%	8/15/13	300	306
5	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	1,320	1,349
5	International Transmission Co.	4.450%	7/15/13	200	207
	MidAmerican Energy Co.	4.650%	10/1/14	120	131
	MidAmerican Energy Holdings Co.	3.150%	7/15/12	860	866
5	Monongahela Power Co. Inc.	7.950%	12/15/13	170	189
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	1,900	2,014
	National Rural Utilities Cooperative Finance
	Corp.	1.125%	11/1/13	325	327
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	100	107
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	205	206
	Nevada Power Co.	6.500%	4/15/12	200	200
	Nevada Power Co.	5.875%	1/15/15	290	326
4	NextEra Energy Capital Holdings Inc.	0.920%	11/9/12	1,750	1,748
	NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	340	348
3	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	130	133
5	Niagara Mohawk Power Corp.	3.553%	10/1/14	120	127
	Northeast Utilities	5.650%	6/1/13	550	577
	NSTAR Electric Co.	4.875%	10/15/12	130	133
	Ohio Power Co.	5.500%	3/1/13	100	104
	Pacific Gas & Electric Co.	6.250%	12/1/13	420	458
	Pacific Gas & Electric Co.	4.800%	3/1/14	440	473
	Pacific Gas & Electric Co.	5.625%	11/30/17	400	476
	Peco Energy Co.	5.600%	10/15/13	200	215
	Peco Energy Co.	5.000%	10/1/14	120	131
	PG&E Corp.	5.750%	4/1/14	1,100	1,200
	PPL Energy Supply LLC	5.400%	8/15/14	200	216
	PSEG Power LLC	2.500%	4/15/13	475	483
	Public Service Electric & Gas Co.	5.000%	8/15/14	250	274
	Public Service Electric & Gas Co.	2.700%	5/1/15	500	526
	Sierra Pacific Power Co.	5.450%	9/1/13	240	255
	Southern California Edison Co.	5.000%	1/15/14	100	108
	Southern California Edison Co.	5.750%	3/15/14	300	329
	Southern Co.	4.150%	5/15/14	245	262
	Southern Co.	2.375%	9/15/15	55	57
	Southwestern Electric Power Co.	5.550%	1/15/17	50	56
5	Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	1,350	1,425
	Virginia Electric and Power Co.	4.750%	3/1/13	800	829
	Wisconsin Electric Power Co.	6.000%	4/1/14	150	166
3	Wisconsin Energy Corp.	6.250%	5/15/67	125	129

	Natural Gas (1.0%)
	El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	575	592
	Enbridge Energy Partners LP	5.875%	12/15/16	150	173
3	Enbridge Energy Partners LP	8.050%	10/1/37	30	33
	Energy Transfer Partners LP	6.000%	7/1/13	440	463
	Energy Transfer Partners LP	5.950%	2/1/15	155	170

	Energy Transfer Partners LP	6.125%	2/15/17	385	432
	Enterprise Products Operating LLC	6.375%	2/1/13	200	209
	Enterprise Products Operating LLC	5.650%	4/1/13	575	601
	Enterprise Products Operating LLC	5.900%	4/15/13	880	921
	Enterprise Products Operating LLC	9.750%	1/31/14	530	608
	Enterprise Products Operating LLC	3.200%	2/1/16	225	236
5	Gulf South Pipeline Co. LP	5.750%	8/15/12	520	527
	Kinder Morgan Energy Partners LP	3.500%	3/1/16	140	147
	Magellan Midstream Partners LP	6.450%	6/1/14	100	110
5	NGPL PipeCo LLC	6.514%	12/15/12	410	395
	ONEOK Partners LP	3.250%	2/1/16	940	983
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.250%	9/1/12	360	365
	Plains All American Pipeline LP / PAA
	Finance Corp.	3.950%	9/15/15	160	172
	Sempra Energy	6.500%	6/1/16	430	507
	Sempra Energy	2.300%	4/1/17	505	512
	TransCanada PipeLines Ltd.	0.875%	3/2/15	190	190
	TransCanada PipeLines Ltd.	3.400%	6/1/15	545	583
3	TransCanada PipeLines Ltd.	6.350%	5/15/67	125	129
	Williams Partners LP	3.800%	2/15/15	905	961
					42,185
Total Corporate Bonds (Cost $632,052)					643,157
Sovereign Bonds (U.S. Dollar-Denominated) (6.4%)
5	Abu Dhabi National Energy Co.	4.750%	9/15/14	300	315
	Banco do Brasil SA	3.875%	1/23/17	200	205
5	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	400	397
5	Bank Nederlandse Gemeenten	1.375%	3/23/15	400	402
5	Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	150	151
5	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	100	110
5	Corp Financiera de Desarrollo SA	4.750%	2/8/22	50	52
	Corp. Andina de Fomento	3.750%	1/15/16	975	1,017
9	Development Bank of Japan	2.750%	3/15/16	100	106
9	Development Bank of Japan	5.125%	2/1/17	200	231
5	Development Bank of Kazakhstan JSC	5.500%	12/20/15	100	106
5,10 Dexia Credit Local SA		2.750%	4/29/14	850	833
5	EDF SA	5.500%	1/26/14	30	32
5	Emirate of Abu Dhabi	5.500%	4/8/14	430	468
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	51
	European Investment Bank	4.250%	7/15/13	250	261
	European Investment Bank	2.875%	1/15/15	500	526
	European Investment Bank	2.750%	3/23/15	250	263
	European Investment Bank	1.625%	9/1/15	275	280
	Export-Import Bank of Korea	5.500%	10/17/12	400	407
	Export-Import Bank of Korea	8.125%	1/21/14	150	165
5	Export-Import Bank of Korea	5.250%	2/10/14	65	68
	Export-Import Bank of Korea	5.875%	1/14/15	50	55
	Export-Import Bank of Korea	5.125%	3/16/15	400	428
	Export-Import Bank of Korea	4.125%	9/9/15	775	812
	Export-Import Bank of Korea	3.750%	10/20/16	705	730
	Export-Import Bank of Korea	4.000%	1/11/17	200	209
	Federative Republic of Brazil	7.875%	3/7/15	600	715
	Federative Republic of Brazil	6.000%	1/17/17	775	920
	Federative Republic of Brazil	4.875%	1/22/21	325	367

5,11 Hana Bank		6.500%	4/9/12	120	120
	Hydro Quebec	2.000%	6/30/16	400	411
5	Industrial Bank of Korea	7.125%	4/23/14	150	164
9	Japan Bank for International Cooperation	2.875%	2/2/15	400	422
9	Japan Bank for International Cooperation	1.875%	9/24/15	1,250	1,280
9	Japan Bank for International Cooperation	2.500%	1/21/16	500	523
9	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,041
9	Japan Bank for International Cooperation	2.250%	7/13/16	410	425
9	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	111
9	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	276
9	Japan Highway Public Corp.	4.625%	10/24/13	100	105
5	KazMunayGas National Co.	11.750%	1/23/15	100	122
12 KFW		3.250%	3/15/13	250	257
12 KFW		2.750%	10/21/14	750	790
5	Kommunalbanken AS	2.375%	1/19/16	125	130
	Korea Development Bank	5.300%	1/17/13	450	462
	Korea Development Bank	5.750%	9/10/13	100	105
	Korea Development Bank	8.000%	1/23/14	450	495
	Korea Development Bank	4.375%	8/10/15	290	305
	Korea Development Bank	3.250%	3/9/16	250	253
	Korea Development Bank	3.875%	5/4/17	475	490
	Korea Development Bank	3.500%	8/22/17	575	583
5	Korea Electric Power Corp.	3.000%	10/5/15	200	203
5	Korea Expressway Corp.	5.125%	5/20/15	100	107
	Korea Finance Corp.	3.250%	9/20/16	200	201
5	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	200	216
5	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	100	102
5	Korea National Oil Corp.	2.875%	11/9/15	100	100
5	Korea National Oil Corp.	4.000%	10/27/16	525	548
	United Mexican States	3.625%	3/15/22	100	102
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,051
[13] Oesterreichische Kontrollbank AG		1.375%	1/21/14	125	126
[13] Oesterreichische Kontrollbank AG		4.500%	3/9/15	200	218
[13] Oesterreichische Kontrollbank AG		1.750%	10/5/15	1,350	1,361
[13] Oesterreichische Kontrollbank AG		2.000%	6/3/16	650	658
	Petrobras International Finance Co. - Pifco	9.125%	7/2/13	125	137
	Petrobras International Finance Co. - Pifco	7.750%	9/15/14	275	311
	Petrobras International Finance Co. - Pifco	2.875%	2/6/15	500	513
	Petrobras International Finance Co. - Pifco	3.875%	1/27/16	550	577
	Petrobras International Finance Co. - Pifco	3.500%	2/6/17	2,450	2,507
	Petrobras International Finance Co. - Pifco	5.375%	1/27/21	200	215
	Petroleos Mexicanos	4.875%	3/15/15	425	461
	Petroleos Mexicanos	8.000%	5/3/19	150	189
	Petroleos Mexicanos	6.000%	3/5/20	150	171
[3,5] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	66	68
5	Petronas Capital Ltd.	7.000%	5/22/12	100	101
	Province of British Columbia	2.100%	5/18/16	200	210
	Province of Manitoba	2.625%	7/15/15	185	195
	Province of Manitoba	1.300%	4/3/17	775	769
	Province of New Brunswick	2.750%	6/15/18	25	26
	Province of Ontario	3.500%	7/15/13	250	259
	Province of Ontario	1.375%	1/27/14	900	913
	Province of Ontario	4.100%	6/16/14	550	591
	Province of Ontario	2.950%	2/5/15	625	660
	Province of Ontario	2.700%	6/16/15	1,880	1,983
	Province of Ontario	1.875%	9/15/15	1,125	1,160
	Province of Ontario	4.750%	1/19/16	250	282

	Province of Ontario	2.300%	5/10/16	2,725	2,836
	Province of Ontario	1.600%	9/21/16	1,350	1,369
	Province of Ontario	3.000%	7/16/18	275	292
5	Qtel International Finance Ltd.	3.375%	10/14/16	375	382
	Quebec	4.875%	5/5/14	50	54
	Quebec	4.600%	5/26/15	250	279
	Quebec	3.500%	7/29/20	250	267
	Quebec	2.750%	8/25/21	250	251
[3,5] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	168	179
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	275	296
5	Republic of Austria	1.750%	6/17/16	250	252
	Republic of Chile	3.250%	9/14/21	100	101
	Republic of Columbia	8.250%	12/22/14	100	117
	Republic of Columbia	7.375%	1/27/17	225	278
	Republic of Columbia	4.375%	7/12/21	300	326
5	Republic of Indonesia	6.875%	1/17/18	100	119
	Republic of Italy	2.125%	9/16/13	50	50
	Republic of Italy	3.125%	1/26/15	675	672
	Republic of Italy	4.750%	1/25/16	1,725	1,768
	Republic of Italy	5.250%	9/20/16	1,450	1,497
	Republic of Italy	5.375%	6/12/17	975	1,006
	Republic of Korea	4.250%	6/1/13	175	181
	Republic of Korea	5.750%	4/16/14	400	432
	Republic of Korea	4.875%	9/22/14	575	618
5	Republic of Lithuania	6.750%	1/15/15	100	108
	Republic of Panama	7.250%	3/15/15	475	549
	Republic of Panama	5.200%	1/30/20	100	114
	Republic of Poland	5.250%	1/15/14	125	132
	Republic of Poland	3.875%	7/16/15	820	860
	Republic of Poland	5.000%	3/23/22	275	291
	Republic of South Africa	6.500%	6/2/14	100	110
	Republic of South Africa	5.500%	3/9/20	125	140
	Russian Federation	3.625%	4/29/15	100	104
5	Russian Federation	3.250%	4/4/17	200	200
	State of Israel	5.125%	3/1/14	125	133
	State of Israel	5.500%	11/9/16	125	141
	State of Israel	4.000%	6/30/22	200	198
5	State of Qatar	5.150%	4/9/14	100	107
5	State of Qatar	4.000%	1/20/15	500	527
	Statoil ASA	1.800%	11/23/16	100	101
	Statoil ASA	3.125%	8/17/17	175	188
	Svensk Exportkredit AB	1.750%	10/20/15	1,050	1,059
	Svensk Exportkredit AB	2.125%	7/13/16	250	254
5	TDIC Finance Ltd.	6.500%	7/2/14	125	135
5	Transnet SOC Ltd.	4.500%	2/10/16	100	104
	United Mexican States	5.875%	2/17/14	1,276	1,383
	United Mexican States	6.625%	3/3/15	1,435	1,640
	United Mexican States	5.625%	1/15/17	2,893	3,337
	United Mexican States	5.950%	3/19/19	250	299
5	Federation of Malaysia	2.991%	7/6/16	125	128
Total Sovereign Bonds (Cost $62,293)					62,807
Taxable Municipal Bonds (0.4%)
	California GO	5.250%	4/1/14	150	162
	California GO	5.750%	3/1/17	250	288
	California GO	5.950%	3/1/18	650	755
4	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.022%	10/15/12	1,090	1,089

	George Washington University District of
	Columbia GO	3.485%	9/15/22	200	203
	Howard Hughes Medical Institute Maryland
	GO	3.450%	9/1/14	150	160
	Illinois GO	4.511%	3/1/15	50	53
	Illinois GO	4.961%	3/1/16	150	160
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.220%	2/1/21	750	783
	Louisiana Local Government Environmental
	Facility & Community Development
	Authority Revenue	3.450%	2/1/22	350	369
Total Taxable Municipal Bonds (Cost $3,946)					4,022
Tax-Exempt Municipal Bonds (0.1%)
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.180%	4/9/12 LOC	500	500
	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	75	75
Total Tax-Exempt Municipal Bonds (Cost $573)					575
				Shares
Convertible Preferred Stock (0.0%)
6	Lehman Brothers Holdings Inc. Pfd. (Cost $700)	7.250%		700	—
Preferred Stocks (0.1%)
4	Southern California Edison Co. Pfd.	4.520%		8,416	836
	Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	153
4	Federal National Mortgage Assn. Pfd.	4.500%		21,600	23
Total Preferred Stocks (Cost $1,517)					1,012
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
[14] Vanguard Market Liquidity Fund
	(Cost $9,456)	0.123%	9,456,000		9,456
Total Investments (99.5%) (Cost $973,005)					984,224
Other Assets and Liabilities-Net (0.5%)					4,934
Net Assets (100%)					989,158

1 Securities with a value of $705,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $152,564,000, representing 15.4% of net assets.
6 Non-income-producing security—security in default.
7 Non-income-producing security—issuer has suspended all payments until May 1, 2012.
8 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9 Guaranteed by the Government of Japan.
10 Guaranteed by multiple countries.
11 Guaranteed by the Republic of Korea.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Republic of Austria.

14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2012	(157)	(34,562)	15
5-Year U.S. Treasury Note	June 2012	233	28,552	(49)
30-Year U.S. Treasury Note	June 2012	17	2,342	(77)
Ultra Long U.S. Treasury Note	June 2012	9	1,359	(54)
10-Year U.S. Treasury Note	June 2012	(6)	(777)	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market.

Vanguard Short-Term Investment-Grade Portfolio

The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2012, the portfolio had the following open swap contracts:

Vanguard Short-Term Investment-Grade Portfolio

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./BAA1	12/20/16	JPMC	260	2	1.000	5
Altria Group Inc./BAA1	12/20/16	BOANA	260	2	1.000	5
Bank of America Corp./A2	3/20/15	DBAG	280	6	1.000	(3)
Burlington Northern/A3	6/20/12	DBAG	400	—	0.400	—
HSBC Finance Corp./A3	9/20/16	DBAG	300	11	1.000	7
Johnson & Johnson/Aaa	9/20/12	GSCM	410	—	0.070	—
Johnson & Johnson/Aaa	9/20/12	UBSAG	160	—	0.080	—
Medtronic Inc./A1	6/20/17	JPMC	470	(9)	1.000	—
Metlife Inc./A3	3/20/17	GSCM	255	13	1.000	1
Metlife Inc ./A3	3/20/17	GSCM	255	13	1.000	1
Republic of Italy/A3	3/20/17	GSCM	125	15	1.000	(1)
Royal Bank of Scotland plc/A3	3/20/17	GSCM	600	(9)	3.000	(4)
UnitedHealth Group Inc./A3	3/20/17	DBAG	150	—	1.000	1
Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	(1.040)	(2)
Bank of America Corp.	12/20/14	DBAG	170	(4)	(1.000)	3
Bank of America Corp.	12/20/14	BARC	170	(4)	(1.000)	3
Bank of America Corp.	12/20/14	BARC	300	(3)	(1.000)	6
Citigroup Inc.	6/20/14	BOANA	1,120	(48)	(5.000)	(110)
Citigroup Inc.	3/20/17	UBSAG	285	(19)	(1.000)	(6)
Danske Bank A/S	12/20/15	BARC	145	(1)	(1.000)	8
Morgan Stanley	9/20/15	BARC	200	(11)	(1.000)	5
Wells Fargo	3/20/15	GSCM	280	(2)	(1.000)	(5)
						(86)

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.

Interest Rate Swaps

Vanguard Short-Term Investment-Grade Portfolio

			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty[1]	($000)	(%)	(%)		($000)
11/9/12	WFC	1,750	1.855	(0.520)	2	14
12/6/12	BARC	200	1.930	(0.476)	2	2
1/15/13	JPMC	300	1.634	(0.567)	2	3
1/25/13	WFC	275	0.816	(0.560)	2	1
3/1/13	WFC	5,000	(0.311)	0.244	3	(1)
3/2/13	CSFBI	3,000	(0.312)	0.244	3	(1)
3/15/13	WFC	750	1.708	(0.474)	2	8
4/5/13	GSCM	1,275	1.767	(0.243)	3	19
4/29/13	BOANA	760	0.800	(0.553)	2	2
6/2/13	BOANA	285	0.755	(0.484)	2	1
9/2/13	CSFBI	5,000	0.360	(0.244)	3	1
9/2/13	RABO	2,500	0.370	(0.244)	3	1
9/5/13	WFC	5,000	0.353	(0.243)	3	-
12/1/13	GSCM	2,923	2.584	(0.488)	2	98
12/1/13	WFC	2,292	2.582	(0.488)	2	77
1/15/14	WFC	350	0.870	(0.567)	2	2
3/2/14	WFC	5,000	0.404	(0.244)	3	(1)
3/2/14	CSFBI	2,500	0.408	(0.244)	3	(1)
3/5/14	CSFBI	5,000	0.408	(0.243)	3	(1)
10/14/14	WFC	2,000	1.861	(0.572)	2	60
2/9/15	GSCM	630	0.616	(0.531)	2	(2)
3/5/15	RABO	6,000	(0.583)	0.243	3	5
6/1/16	WFC	350	2.910	(0.488)	2	26
9/30/16	WFC	155	1.409	(0.470)	2	2
3/5/17	CSFBI	5,000	(1.064)	0.243	3	20
3/5/17	GSCM	1,500	(1.063)	0.243	3	6
						341

1 BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse Group AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.

Vanguard Short-Term Investment-Grade Portfolio

RABO—Rabobank Group.
WFC—Wells Fargo Bank N.A.
2 Based on three-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At March 31, 2012, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the portfolio in connection with open swap contracts.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	79,036	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	184,159	—
Corporate Bonds	—	643,156	1
Sovereign Bonds	—	62,807	—
Taxable Municipal Bonds	—	4,022	—
Tax-Exempt Municipal Bonds	—	575	—
Convertible Preferred Stocks	—	—	—
Preferred Stocks	1,012	—	—
Temporary Cash Investments	9,456	—	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(55)	—	—
Swap Contracts—Assets	—	393	—
Swap Contracts—Liabilities	—	(138)	—
Total	10,420	974,010	1
1 Represents variation margin on the last day of the reporting period.

E. At March 31, 2012, the cost of investment securities for tax purposes was $974,360,000. Net unrealized appreciation of investment securities for tax purposes was $9,864,000, consisting of unrealized gains of $16,595,000 on securities that had risen in value since their purchase and $6,731,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of March 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (90.8%)
Finance (14.9%)
	Banking (3.6%)
	Bank of America Corp.	6.000%	9/1/17	150	163
	Bank of America Corp.	5.750%	12/1/17	1,220	1,304
	Bank of America Corp.	5.650%	5/1/18	340	362
	Bank of America Corp.	5.625%	7/1/20	1,090	1,134
	Bank of America Corp.	5.875%	1/5/21	650	687
	Bank of America Corp.	5.000%	5/13/21	140	140
	BankAmerica Capital II	8.000%	12/15/26	1,350	1,370
1	Barclays Bank plc	6.050%	12/4/17	3,261	3,341
	Barclays Bank plc	5.140%	10/14/20	1,290	1,242
2	Citigroup Capital XXI	8.300%	12/21/57	1,380	1,392
	FleetBoston Financial Corp.	6.875%	1/15/28	795	789
1	LBG Capital No.1 plc	7.875%	11/1/20	2,385	2,147
1	Lloyds TSB Bank plc	6.500%	9/14/20	785	769
	NB Capital Trust IV	8.250%	4/15/27	1,663	1,684

	Finance Companies (9.3%)
	Ally Financial Inc.	8.300%	2/12/15	1,560	1,696
	Ally Financial Inc.	8.000%	3/15/20	3,225	3,596
	Ally Financial Inc.	7.500%	9/15/20	2,325	2,511
	Ally Financial Inc.	8.000%	11/1/31	1,000	1,100
1	CIT Group Inc.	7.000%	5/4/15	459	459
1	CIT Group Inc.	7.000%	5/2/16	2,865	2,868
1	CIT Group Inc.	7.000%	5/2/17	4,441	4,458
	CIT Group Inc.	5.250%	3/15/18	1,715	1,741
1	CIT Group Inc.	6.625%	4/1/18	3,405	3,660
1	CIT Group Inc.	5.500%	2/15/19	1,815	1,842
	International Lease Finance Corp.	8.625%	9/15/15	1,120	1,232
	International Lease Finance Corp.	5.750%	5/15/16	530	529
1	International Lease Finance Corp.	6.750%	9/1/16	1,195	1,287
	International Lease Finance Corp.	8.750%	3/15/17	1,180	1,313
1	International Lease Finance Corp.	7.125%	9/1/18	1,775	1,948
	International Lease Finance Corp.	5.875%	4/1/19	945	917
	International Lease Finance Corp.	6.250%	5/15/19	885	876
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,670
	International Lease Finance Corp.	8.625%	1/15/22	900	1,006
1	Provident Funding Associates LP / PFG
	Finance Corp.	10.250%	4/15/17	1,300	1,264
	SLM Corp.	6.250%	1/25/16	2,180	2,266
	SLM Corp.	6.000%	1/25/17	560	581
	SLM Corp.	8.450%	6/15/18	1,100	1,231
	SLM Corp.	8.000%	3/25/20	1,675	1,809
	SLM Corp.	7.250%	1/25/22	615	636

	Insurance (1.8%)
2	Hartford Financial Services Group Inc.	8.125%	6/15/38	2,740	2,925
1	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,529
[1,2] Metlife Capital Trust IV		7.875%	12/15/67	1,390	1,529
[1,2] MetLife Capital Trust X		9.250%	4/8/68	1,000	1,210

Provident Cos. Inc.	7.000%	7/15/18	690	737
Unum Group	7.375%	6/15/32	175	185

Other Finance (0.2%)
Lender Processing Services Inc.	8.125%	7/1/16	730	763
				67,898
Industrial (67.8%)
Basic Industry (6.4%)
Alpha Natural Resources Inc.	6.000%	6/1/19	736	673
ArcelorMittal	4.500%	2/25/17	535	536
ArcelorMittal	6.250%	2/25/22	495	500
Arch Coal Inc.	8.750%	8/1/16	410	433
Arch Coal Inc.	7.250%	10/1/20	215	198
Ashland Inc.	9.125%	6/1/17	690	765
Cascades Inc.	7.750%	12/15/17	825	823
Cascades Inc.	7.875%	1/15/20	250	246
Celanese US Holdings LLC	6.625%	10/15/18	380	406
Celanese US Holdings LLC	5.875%	6/15/21	305	323
CF Industries Inc.	6.875%	5/1/18	580	668
CF Industries Inc.	7.125%	5/1/20	760	906
Chemtura Corp.	7.875%	9/1/18	305	329
Cloud Peak Energy Resources LLC / Cloud
Peak Energy Finance Corp.	8.250%	12/15/17	785	799
Cloud Peak Energy Resources LLC / Cloud
Peak Energy Finance Corp.	8.500%	12/15/19	375	390
Consol Energy Inc.	8.000%	4/1/17	885	925
Consol Energy Inc.	8.250%	4/1/20	950	986
1 FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	1,475	1,530
1 FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	280	278
1 FMG Resources August 2006 Pty Ltd.	6.875%	2/1/18	1,250	1,239
1 Hexion US Finance Corp.	6.625%	4/15/20	585	595
Hexion US Finance Corp. / Hexion Nova
Scotia Finance ULC	8.875%	2/1/18	235	243
1 Ineos Finance plc	8.375%	2/15/19	965	1,021
Lyondell Chemical Co.	8.000%	11/1/17	413	464
1 LyondellBasell Industries NV	5.000%	4/15/19	2,330	2,334
1 LyondellBasell Industries NV	6.000%	11/15/21	496	520
Neenah Paper Inc.	7.375%	11/15/14	537	536
Novelis Inc.	8.375%	12/15/17	1,035	1,123
Novelis Inc.	8.750%	12/15/20	1,035	1,136
Peabody Energy Corp.	7.375%	11/1/16	1,930	2,118
1 Peabody Energy Corp.	6.000%	11/15/18	1,080	1,056
1 Peabody Energy Corp.	6.250%	11/15/21	1,140	1,116
Peabody Energy Corp.	7.875%	11/1/26	1,315	1,361
Solutia Inc.	8.750%	11/1/17	470	532
1 Vedanta Resources plc	8.750%	1/15/14	275	283
1 Vedanta Resources plc	9.500%	7/18/18	835	844
Weyerhaeuser Co.	7.375%	10/1/19	570	657

Capital Goods (6.9%)
1 Ardagh Packaging Finance plc	7.375%	10/15/17	455	487
Ball Corp.	7.125%	9/1/16	105	114
Ball Corp.	7.375%	9/1/19	145	160
Ball Corp.	5.000%	3/15/22	740	743
BE Aerospace Inc.	6.875%	10/1/20	1,090	1,185
BE Aerospace Inc.	5.250%	4/1/22	961	966
1 Bombardier Inc.	7.500%	3/15/18	845	923

1 Bombardier Inc.	7.750%	3/15/20	850	946
1 Building Materials Corp. of America	6.875%	8/15/18	420	447
1 Building Materials Corp. of America	6.750%	5/1/21	1,445	1,543
Case New Holland Inc.	7.750%	9/1/13	695	738
Case New Holland Inc.	7.875%	12/1/17	2,660	3,092
1 Cemex Finance LLC	9.500%	12/14/16	1,005	1,003
1 CNH Capital LLC	6.250%	11/1/16	1,200	1,284
Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	1,100	1,183
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	2,999	3,181
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	300	306
Huntington Ingalls Industries Inc.	6.875%	3/15/18	696	738
Huntington Ingalls Industries Inc.	7.125%	3/15/21	1,050	1,125
Masco Corp.	6.125%	10/3/16	465	491
Masco Corp.	5.850%	3/15/17	278	278
Masco Corp.	6.625%	4/15/18	105	110
Masco Corp.	7.125%	3/15/20	1,722	1,834
Masco Corp.	5.950%	3/15/22	590	591
Masco Corp.	7.750%	8/1/29	420	432
Masco Corp.	6.500%	8/15/32	120	113
Owens Corning	9.000%	6/15/19	1,000	1,232
Owens Corning	7.000%	12/1/36	160	170
1 Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	8.750%	10/15/16	1,975	2,081
1 Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.125%	4/15/19	1,355	1,413
1 Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.875%	8/15/19	245	263
United Rentals North America Inc.	10.875%	6/15/16	810	915
1 UR Financing Escrow Corp.	5.750%	7/15/18	275	281
1 UR Financing Escrow Corp.	7.375%	5/15/20	410	417
1 UR Financing Escrow Corp.	7.625%	4/15/22	645	663

Communication (15.6%)
Belo Corp.	8.000%	11/15/16	250	275
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	1,035	1,102
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.875%	4/30/18	1,045	1,121
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	911	963
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	1,156	1,285
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	1,505	1,550
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	1,300	1,352
1 Cequel Communications Holdings I LLC and
Cequel Capital Corp.	8.625%	11/15/17	1,910	2,051
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	245	266
Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	1,315	1,437
Cricket Communications Inc.	7.750%	5/15/16	655	691
Cricket Communications Inc.	7.750%	10/15/20	2,750	2,702
CSC Holdings LLC	7.875%	2/15/18	1,090	1,210

	CSC Holdings LLC	7.625%	7/15/18	2,085	2,314
	CSC Holdings LLC	8.625%	2/15/19	895	1,029
1	CSC Holdings LLC	6.750%	11/15/21	690	719
	DISH DBS Corp.	7.875%	9/1/19	295	343
	DISH DBS Corp.	6.750%	6/1/21	3,630	3,911
1	eAccess Ltd.	8.250%	4/1/18	1,911	1,835
	Frontier Communications Corp.	8.250%	5/1/14	1,800	1,958
	Frontier Communications Corp.	7.875%	4/15/15	322	346
	GCI Inc.	6.750%	6/1/21	711	716
	Hughes Satellite Systems Corp.	6.500%	6/15/19	1,602	1,670
	Hughes Satellite Systems Corp.	7.625%	6/15/21	580	621
1	Inmarsat Finance plc	7.375%	12/1/17	400	428
	Intelsat Jackson Holdings SA	7.250%	4/1/19	1,125	1,186
	Intelsat Jackson Holdings SA	8.500%	11/1/19	475	523
	Intelsat Jackson Holdings SA	7.250%	10/15/20	3,185	3,344
	Intelsat Jackson Holdings SA	7.500%	4/1/21	1,350	1,421
	Lamar Media Corp.	7.875%	4/15/18	305	334
1	Lamar Media Corp.	5.875%	2/1/22	485	491
	Liberty Interactive LLC	8.500%	7/15/29	405	409
	Liberty Interactive LLC	8.250%	2/1/30	1,310	1,323
	Mediacom Broadband LLC / Mediacom
	Broadband Corp.	8.500%	10/15/15	1,325	1,368
	MetroPCS Wireless Inc.	7.875%	9/1/18	1,485	1,559
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,175	2,178
	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	1,300	1,433
	NII Capital Corp.	7.625%	4/1/21	1,990	1,950
	Quebecor Media Inc.	7.750%	3/15/16	1,340	1,379
	Quebecor Media Inc.	7.750%	3/15/16	1,410	1,451
	SBA Telecommunications Inc.	8.000%	8/15/16	373	401
	SBA Telecommunications Inc.	8.250%	8/15/19	436	482
1	Sinclair Television Group Inc.	9.250%	11/1/17	1,075	1,196
1	Sprint Nextel Corp.	9.000%	11/15/18	2,760	3,029
1	Sprint Nextel Corp.	7.000%	3/1/20	1,845	1,877
1	UPCB Finance III Ltd.	6.625%	7/1/20	1,130	1,150
1	UPCB Finance V Ltd.	7.250%	11/15/21	1,170	1,239
1	UPCB Finance VI Ltd.	6.875%	1/15/22	1,701	1,744
	Videotron Ltee	9.125%	4/15/18	695	771
1	Videotron Ltee	5.000%	7/15/22	570	564
	Virgin Media Secured Finance plc	6.500%	1/15/18	700	760
1	Wind Acquisition Finance SA	11.750%	7/15/17	1,925	1,867
	Windstream Corp.	7.875%	11/1/17	1,180	1,304
	Windstream Corp.	8.125%	9/1/18	645	692
	Windstream Corp.	7.000%	3/15/19	250	254
	Windstream Corp.	7.750%	10/15/20	1,050	1,124

	Consumer Cyclical (12.2%)
	AMC Entertainment Inc.	8.000%	3/1/14	528	529
	AMC Entertainment Inc.	8.750%	6/1/19	1,770	1,854
	AutoNation Inc.	5.500%	2/1/20	455	462
[3,4] Burger King Corp. Bank Loan		4.500%	10/19/16	921	918
1	Caesars Operating Escrow LLC / Caesars
	Escrow Corp.	8.500%	2/15/20	2,000	2,040
	Cinemark USA Inc.	8.625%	6/15/19	265	292
1	Delphi Corp.	5.875%	5/15/19	1,001	1,061
1	Delphi Corp.	6.125%	5/15/21	730	776
	Ford Motor Co.	6.625%	10/1/28	812	885
	Ford Motor Co.	7.450%	7/16/31	995	1,216

Ford Motor Credit Co. LLC	8.000%	12/15/16	1,180	1,366
Ford Motor Credit Co. LLC	6.625%	8/15/17	945	1,047
Ford Motor Credit Co. LLC	5.000%	5/15/18	2,535	2,624
Ford Motor Credit Co. LLC	8.125%	1/15/20	2,255	2,737
General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,255
Hanesbrands Inc.	8.000%	12/15/16	610	668
Hanesbrands Inc.	6.375%	12/15/20	1,016	1,041
Host Hotels & Resorts LP	6.750%	6/1/16	360	371
Host Hotels & Resorts LP	5.875%	6/15/19	870	917
Host Hotels & Resorts LP	6.000%	11/1/20	1,625	1,723
Limited Brands, Inc.	8.500%	6/15/19	140	165
Limited Brands, Inc.	7.000%	5/1/20	580	645
Limited Brands, Inc.	6.625%	4/1/21	1,180	1,280
Ltd Brands Inc.	5.625%	2/15/22	525	530
Macy's Retail Holdings Inc.	7.000%	2/15/28	455	526
Macy's Retail Holdings Inc.	6.700%	9/15/28	275	296
Macy's Retail Holdings Inc.	6.900%	4/1/29	340	396
Macy's Retail Holdings Inc.	6.700%	7/15/34	205	230
MGM Resorts International	10.375%	5/15/14	980	1,115
MGM Resorts International	11.125%	11/15/17	515	581
MGM Resorts International	9.000%	3/15/20	885	985
1 NAI Entertainment Holdings LLC	8.250%	12/15/17	165	181
Navistar International Corp.	8.250%	11/1/21	1,350	1,475
Neiman Marcus Group Inc.	10.375%	10/15/15	795	833
Neiman Marcus Group Inc.	7.125%	6/1/28	795	755
PVH Corp.	7.375%	5/15/20	645	706
1 QVC Inc.	7.500%	10/1/19	1,899	2,089
1 Realogy Corp.	7.625%	1/15/20	1,476	1,546
Regal Cinemas Corp.	8.625%	7/15/19	1,450	1,584
Rite Aid Corp.	9.750%	6/12/16	720	801
Rite Aid Corp.	8.000%	8/15/20	750	866
Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	913
1 Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	751	798
Service Corp. International	7.375%	10/1/14	275	300
Service Corp. International	7.625%	10/1/18	940	1,081
Service Corp. International	8.000%	11/15/21	1,225	1,415
Tenneco Inc.	7.750%	8/15/18	230	250
Tenneco Inc.	6.875%	12/15/20	775	833
1 TRW Automotive Inc.	7.000%	3/15/14	1,405	1,517
1 TRW Automotive Inc.	7.250%	3/15/17	1,487	1,662
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	1,000	1,090
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	5/1/20	410	451
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.750%	8/15/20	2,175	2,387
1 Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	5.375%	3/15/22	1,205	1,181

Consumer Noncyclical (10.7%)
ARAMARK Corp.	8.500%	2/1/15	2,485	2,535
1 ARAMARK Holdings Corp.	8.625%	5/1/16	680	694
1 BFF International Ltd.	7.250%	1/28/20	1,525	1,705
Bio-Rad Laboratories Inc.	8.000%	9/15/16	355	396
Biomet Inc.	10.000%	10/15/17	1,875	2,018
Biomet Inc.	11.625%	10/15/17	480	521
CHS/Community Health Systems Inc.	8.875%	7/15/15	285	296

	Constellation Brands Inc.	7.250%	9/1/16	1,780	2,020
	Constellation Brands Inc.	7.250%	5/15/17	730	829
	DaVita Inc.	6.375%	11/1/18	997	1,042
	DaVita Inc.	6.625%	11/1/20	1,015	1,062
[3,4] Del Monte Foods Co. Bank Loan		4.500%	3/8/18	1,493	1,487
	Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	665	732
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	515	529
1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	420	432
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	165	180
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	925	950
1	Fresenius US Finance II Inc.	9.000%	7/15/15	795	916
	HCA Inc.	6.375%	1/15/15	1,390	1,463
	HCA Inc.	6.500%	2/15/16	490	522
	HCA Inc.	9.875%	2/15/17	1,075	1,177
	HCA Inc.	8.500%	4/15/19	2,315	2,552
	HCA Inc.	6.500%	2/15/20	3,330	3,501
	HCA Inc.	7.690%	6/15/25	130	126
1	Health Management Associates Inc.	7.375%	1/15/20	738	755
	HealthSouth Corp.	8.125%	2/15/20	195	214
	HealthSouth Corp.	7.750%	9/15/22	440	475
1	Hypermarcas SA	6.500%	4/20/21	1,870	1,824
1	IMS Health Inc.	12.500%	3/1/18	2,065	2,452
	LifePoint Hospitals Inc.	6.625%	10/1/20	540	572
1	Mylan Inc.	6.000%	11/15/18	2,310	2,402
1	STHI Holding Corp.	8.000%	3/15/18	495	527
	Tenet Healthcare Corp.	10.000%	5/1/18	762	872
1	Tenet Healthcare Corp.	6.250%	11/1/18	1,075	1,113
	Tenet Healthcare Corp.	8.875%	7/1/19	1,105	1,238
[3,4] Transnational Corp. Bank Loan		7.500%	12/28/17	425	425
	Tyson Foods Inc.	6.850%	4/1/16	975	1,114
1	Valeant Pharmaceuticals International	6.500%	7/15/16	735	748
1	Valeant Pharmaceuticals International	6.750%	10/1/17	400	404
1	Valeant Pharmaceuticals International	6.875%	12/1/18	725	730
1	Valeant Pharmaceuticals International	7.000%	10/1/20	935	930
1	Valeant Pharmaceuticals International	6.750%	8/15/21	1,211	1,175
	Warner Chilcott Co. LLC / Warner Chilcott
	Finance LLC	7.750%	9/15/18	2,643	2,729

	Energy (6.2%)
	Berry Petroleum Co.	6.375%	9/15/22	910	933
	Chesapeake Energy Corp.	6.625%	8/15/20	782	794
	Chesapeake Energy Corp.	6.875%	11/15/20	300	309
	Chesapeake Energy Corp.	6.125%	2/15/21	1,818	1,800
	Concho Resources Inc.	7.000%	1/15/21	417	448
	Concho Resources Inc.	6.500%	1/15/22	795	840
	Concho Resources Inc.	5.500%	10/1/22	2,480	2,437
1	Continental Resources Inc.	5.000%	9/15/22	1,170	1,173
	Denbury Resources Inc.	8.250%	2/15/20	523	584
	Denbury Resources Inc.	6.375%	8/15/21	330	347
	Encore Acquisition Co.	9.500%	5/1/16	1,055	1,159
1	Harvest Operations Corp.	6.875%	10/1/17	1,375	1,458
	Hornbeck Offshore Services Inc.	8.000%	9/1/17	510	548
1	Hornbeck Offshore Services Inc.	5.875%	4/1/20	935	937
	Newfield Exploration Co.	6.625%	4/15/16	660	676
	Newfield Exploration Co.	7.125%	5/15/18	1,590	1,674
	Newfield Exploration Co.	6.875%	2/1/20	425	445
	Newfield Exploration Co.	5.750%	1/30/22	720	751

	Offshore Group Investments Ltd.	11.500%	8/1/15	1,418	1,560
	Pioneer Natural Resources Co.	5.875%	7/15/16	990	1,096
	Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	2,142
	Pioneer Natural Resources Co.	6.875%	5/1/18	1,235	1,454
	Pioneer Natural Resources Co.	7.200%	1/15/28	345	419
	Plains Exploration & Production Co.	6.625%	5/1/21	395	413
	Plains Exploration & Production Co.	6.750%	2/1/22	1,185	1,243
	Range Resources Corp.	7.500%	10/1/17	415	437
	Range Resources Corp.	6.750%	8/1/20	400	433
	Range Resources Corp.	5.750%	6/1/21	1,210	1,271
	Range Resources Corp.	5.000%	8/15/22	515	506

	Other Industrial (0.4%)
	Virgin Media Finance plc	9.500%	8/15/16	1,215	1,367
	Virgin Media Finance plc	8.375%	10/15/19	440	494

	Technology (7.6%)
	Brocade Communications Systems Inc.	6.625%	1/15/18	240	250
	Brocade Communications Systems Inc.	6.875%	1/15/20	356	392
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	1,170	1,266
[3,4] CDW LLC / CDW Finance Corp. Bank Loan		4.000%	7/15/17	1,506	1,457
	Equinix Inc.	8.125%	3/1/18	915	1,009
	Equinix Inc.	7.000%	7/15/21	725	796
1	Fidelity National Information Services Inc.	7.625%	7/15/17	125	137
	Fidelity National Information Services Inc.	7.625%	7/15/17	480	526
	Fidelity National Information Services Inc.	7.875%	7/15/20	525	581
1	Fidelity National Information Services Inc.	5.000%	3/15/22	1,785	1,758
[3,4] First Data Bank Loan		4.242%	9/24/14	1,448	1,318
1	First Data Corp.	7.375%	6/15/19	2,125	2,157
1	First Data Corp.	8.875%	8/15/20	621	671
1	First Data Corp.	8.250%	1/15/21	1,160	1,137
	Freescale Semiconductor Inc.	8.875%	12/15/14	266	273
1	Freescale Semiconductor Inc.	10.125%	3/15/18	1,388	1,555
1	Freescale Semiconductor Inc.	9.250%	4/15/18	840	920
[3,4] Freescale Semiconductor Inc. Bank Loan		4.494%	12/1/16	1,692	1,646
[3,4] Freescale Semiconductor Inc. Bank Loan		6.000%	2/28/19	960	955
	Iron Mountain Inc.	7.750%	10/1/19	945	1,028
	Iron Mountain Inc.	8.000%	6/15/20	810	855
	Iron Mountain Inc.	8.375%	8/15/21	1,075	1,166
	Jabil Circuit Inc.	7.750%	7/15/16	310	351
	Jabil Circuit Inc.	8.250%	3/15/18	255	296
	Jabil Circuit Inc.	5.625%	12/15/20	285	297
1	Lawson Software Inc.	9.375%	4/1/19	255	263
	Seagate HDD Cayman	6.875%	5/1/20	1,730	1,842
1	Seagate HDD Cayman	7.000%	11/1/21	570	616
	Seagate Technology HDD Holdings	6.800%	10/1/16	935	1,035
1	Seagate Technology International	10.000%	5/1/14	881	995
1	Sensata Technologies BV	6.500%	5/15/19	1,594	1,658
1	Sorenson Communications Inc.	10.500%	2/1/15	1,260	1,033
	SunGard Data Systems Inc.	10.250%	8/15/15	1,064	1,107
	SunGard Data Systems Inc.	7.375%	11/15/18	1,555	1,652
	SunGard Data Systems Inc.	7.625%	11/15/20	1,560	1,665

	Transportation (1.8%)
1	Air Lease Corp.	5.625%	4/1/17	2,435	2,423
2	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	569	578

	Hertz Corp.	6.750%	4/15/19	2,600	2,691
	Hertz Corp.	7.375%	1/15/21	2,230	2,369
					307,539
Utilities (8.1%)
	Electric (4.3%)
	AES Corp.	7.750%	10/15/15	1,240	1,382
	AES Corp.	8.000%	10/15/17	1,255	1,412
	AES Corp.	8.000%	6/1/20	565	648
1	Calpine Corp.	7.250%	10/15/17	3,119	3,306
1	Calpine Corp.	7.500%	2/15/21	1,515	1,606
1	Calpine Corp.	7.875%	1/15/23	500	539
1	Dolphin Subsidiary II Inc.	6.500%	10/15/16	450	483
1	Dolphin Subsidiary II Inc.	7.250%	10/15/21	1,030	1,143
2	Homer City Funding LLC	8.734%	10/1/26	1,309	1,231
1	Intergen NV	9.000%	6/30/17	2,195	2,316
1	Ipalco Enterprises Inc.	7.250%	4/1/16	340	378
	Ipalco Enterprises Inc.	5.000%	5/1/18	370	372
2	Midwest Generation LLC	8.560%	1/2/16	208	198
	NRG Energy Inc.	7.375%	1/15/17	2,070	2,153
1	Texas Competitive Electric Holdings Co. LLC /
	TCEH Finance Inc.	11.500%	10/1/20	1,605	1,043
[3,4] Texas Competitive Electric Holdings Co. LLC
	Bank Loan	4.743%	10/10/17	2,596	1,439

	Natural Gas (3.8%)
	AmeriGas Finance LLC/AmeriGas Finance
	Corp.	6.750%	5/20/20	715	724
	AmeriGas Finance LLC/AmeriGas Finance
	Corp.	7.000%	5/20/22	1,375	1,403
	El Paso Corp.	7.000%	6/15/17	805	898
	El Paso Corp.	7.250%	6/1/18	1,755	1,974
	El Paso Corp.	6.500%	9/15/20	1,230	1,356
	El Paso Corp.	7.750%	1/15/32	740	844
	Energy Transfer Equity LP	7.500%	10/15/20	2,165	2,398
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,052	1,854
1	Kinder Morgan Finance Co. LLC	6.000%	1/15/18	1,536	1,632
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	285	303
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.250%	6/15/22	1,515	1,591
1	NGPL PipeCo LLC	6.514%	12/15/12	650	626
1	NGPL PipeCo LLC	7.119%	12/15/17	1,595	1,457
					36,709
Total Corporate Bonds (Cost $390,151)					412,146
				Shares
Preferred Stocks (1.2%)
	Citigroup Capital XIII Pfd.	7.875%		153,750	4,187
	GMAC Capital Trust I Pfd.	8.125%		52,200	1,204
Total Preferred Stocks (Cost $5,201)					5,391

Other (0.0%)
* MediaNews Group Inc. Warrants Exp.
03/19/2017 (Cost $778)			2,084	—
			Face
			Amount
			($000)
Temporary Cash Investment (6.8%)
Repurchase Agreement (6.8%)
Bank of America Securities, LLC
(Dated 3/30/12, Repurchase Value
$31,000,000, collateralized by Federal
National Mortgage Assn. 4.000%, 12/1/39)
(Cost $31,000)	0.120%	4/2/12	31,000	31,000
Total Investments (98.8%) (Cost $427,130)				448,537
Other Assets and Liabilities-Net (1.2%)				5,234
Net Assets (100%)				453,771

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $137,292,000, representing 30.3% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31, 2012, the aggregate value of these securities was $9,645,000, representing 2.1% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Vanguard High Yield Bond Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	412,146	—
Preferred Stocks	5,391	—	—
Other	—	—	—
Temporary Cash Investments	—	31,000	—
Total	5,391	443,146	—

D. At March 31, 2012, the cost of investment securities for tax purposes was $427,130,000. Net unrealized appreciation of investment securities for tax purposes was $21,407,000, consisting of unrealized gains of $24,673,000 on securities that had risen in value since their purchase and $3,266,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	29,551,438	715,736
Vanguard Extended Market Index Fund Investor Shares	3,671,600	165,185

Total Investment Companies (Cost $913,241)		880,921
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.123% (Cost $75)	74,571	75

Total Investments (100.0%) (Cost $913,316)		880,996
Other Assets and Liabilities-Net (0.0%)		332
Net Assets (100%)		881,328

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $913,316,000. Net unrealized depreciation of investment securities for tax purposes was $32,320,000, consisting of unrealized gains of $19,590,000 on securities that had risen in value since their purchase and $51,910,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (65.0%)
Consumer Discretionary (6.1%)
Comcast Corp. Class A	709,575	21,294
Walt Disney Co.	332,200	14,544
Target Corp.	214,100	12,476
Time Warner Inc.	285,966	10,795
Lowe's Cos. Inc.	292,200	9,169
Johnson Controls Inc.	267,300	8,682
Ford Motor Co.	673,250	8,409
Staples Inc.	266,700	4,315
Home Depot Inc.	63,200	3,180
Viacom Inc. Class B	62,800	2,980
		95,844
Consumer Staples (5.6%)
Procter & Gamble Co.	232,667	15,637
PepsiCo Inc.	228,500	15,161
Philip Morris International Inc.	168,350	14,917
Anheuser-Busch InBev NV	146,833	10,694
CVS Caremark Corp.	209,500	9,386
Unilever NV	226,300	7,701
Coca-Cola Co.	90,600	6,705
Archer-Daniels-Midland Co.	159,400	5,047
General Mills Inc.	74,800	2,951
		88,199
Energy (8.0%)
Exxon Mobil Corp.	428,425	37,157
Chevron Corp.	206,140	22,107
Anadarko Petroleum Corp.	199,200	15,605
Occidental Petroleum Corp.	107,800	10,266
Total SA ADR	197,672	10,105
Baker Hughes Inc.	197,200	8,271
BG Group plc	319,596	7,410
BP plc ADR	161,000	7,245
Encana Corp.	314,972	6,189
Petroleo Brasileiro SA ADR	100,600	2,672
		127,027
Financials (11.4%)
Wells Fargo & Co.	939,700	32,081
JPMorgan Chase & Co.	550,948	25,333
ACE Ltd.	195,830	14,335
PNC Financial Services Group Inc.	196,200	12,653
BlackRock Inc.	47,300	9,692
Prudential Financial Inc.	135,900	8,615
MetLife Inc.	222,530	8,311
Standard Chartered plc	328,204	8,196
US Bancorp	249,500	7,904
Goldman Sachs Group Inc.	61,120	7,601
Chubb Corp.	108,400	7,492
Bank of America Corp.	715,500	6,847
* UBS AG	411,471	5,769

* Swiss Re AG	80,792	5,159
Barclays plc	1,199,444	4,520
Mitsubishi UFJ Financial Group Inc.	885,400	4,443
Marsh & McLennan Cos. Inc.	95,600	3,135
HSBC Holdings plc ADR	64,000	2,841
State Street Corp.	62,200	2,830
Hartford Financial Services Group Inc.	90,110	1,900
		179,657
Health Care (9.6%)
Pfizer Inc.	1,195,123	27,082
Merck & Co. Inc.	601,589	23,101
Eli Lilly & Co.	440,600	17,743
Johnson & Johnson	249,300	16,444
Medtronic Inc.	349,000	13,677
Cardinal Health Inc.	269,000	11,597
AstraZeneca plc ADR	182,600	8,124
Teva Pharmaceutical Industries Ltd. ADR	178,900	8,061
Bristol-Myers Squibb Co.	201,900	6,814
Roche Holding AG	37,929	6,601
UnitedHealth Group Inc.	98,100	5,782
* Celgene Corp.	48,700	3,775
* Gilead Sciences Inc.	60,700	2,965
		151,766
Industrials (7.5%)
General Electric Co.	765,700	15,368
United Parcel Service Inc. Class B	179,500	14,489
Honeywell International Inc.	201,600	12,308
Deere & Co.	136,300	11,027
Waste Management Inc.	285,000	9,964
FedEx Corp.	100,800	9,269
General Dynamics Corp.	118,700	8,710
Raytheon Co.	162,700	8,587
Siemens AG	80,608	8,129
Union Pacific Corp.	51,700	5,557
Schneider Electric SA	76,956	5,034
Lockheed Martin Corp.	40,100	3,603
Emerson Electric Co.	65,500	3,418
Vinci SA	58,595	3,053
		118,516
Information Technology (10.0%)
Microsoft Corp.	916,900	29,570
International Business Machines Corp.	121,300	25,309
Texas Instruments Inc.	400,300	13,454
QUALCOMM Inc.	187,900	12,781
Cisco Systems Inc.	574,520	12,151
* eBay Inc.	321,400	11,856
Intel Corp.	404,400	11,368
Accenture plc Class A	163,400	10,539
Oracle Corp.	345,120	10,064
Automatic Data Processing Inc.	153,100	8,450
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	345,411	5,278
ASML Holding NV	101,740	5,101
SAP AG ADR	37,675	2,631
		158,552
Materials (2.2%)
Dow Chemical Co.	390,200	13,517

	Air Products & Chemicals Inc.			103,300	9,483
	BASF SE			62,275	5,445
	Kinross Gold Corp.			345,800	3,385
	CRH plc ADR			117,900	2,418
					34,248
Telecommunication Services (2.1%)
	AT&T Inc.			948,722	29,628
	America Movil SAB de CV ADR			169,300	4,204
					33,832
Utilities (2.5%)
	NextEra Energy Inc.			191,300	11,685
	Dominion Resources Inc.			220,100	11,271
	PG&E Corp.			189,000	8,205
	Exelon Corp.			199,400	7,818
					38,979
Total Common Stocks (Cost $775,650)					1,026,620
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.4%)
U.S. Government Securities (2.4%)
	United States Treasury Note/Bond	0.250%	1/31/14	6,400	6,389
	United States Treasury Note/Bond	1.500%	6/30/16	14,300	14,675
	United States Treasury Note/Bond	0.875%	1/31/17	2,200	2,186
	United States Treasury Note/Bond	2.125%	8/15/21	700	699
	United States Treasury Note/Bond	2.000%	11/15/21	9,000	8,857
	United States Treasury Note/Bond	3.125%	11/15/41	5,800	5,546
					38,352
Conventional Mortgage-Backed Securities (2.7%)
[1,2] Freddie Mac Gold Pool		4.000%	11/1/13–9/1/41	27	28
[1,2] Freddie Mac Gold Pool		5.000%	3/1/28–4/1/42	39,392	42,525
2	Ginnie Mae I Pool	7.000% 11/15/31–11/15/33		280	323
2	Ginnie Mae I Pool	8.000%	9/15/30	81	84
					42,960
Nonconventional Mortgage-Backed Securities (0.3%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	244
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	497
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	144
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	2,865
					3,750
Total U.S. Government and Agency Obligations (Cost $84,954)					85,062
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
2	Ally Auto Receivables Trust	1.350%	12/15/15	315	318
[2,3] Ally Master Owner Trust		2.880%	4/15/15	500	507
2	Ally Master Owner Trust	2.150%	1/15/16	1,351	1,370
2	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	260	260
[2,3] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	1,375	1,374
2	Credit Suisse First Boston Mortgage
	Securities Corp.	4.597%	3/15/35	686	696
2	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	77	78
[2,4] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	520	528
[2,3] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	890	963
2	Ford Credit Floorplan Master Owner Trust	1.920%	1/15/19	772	769

2	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	375	387
2	GE Capital Credit Card Master Note Trust	3.800%	11/15/17	870	928
[2,3] Hertz Vehicle Financing LLC		4.260%	3/25/14	710	725
[2,3] Hertz Vehicle Financing LLC		2.200%	3/25/16	890	885
2	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.994%	7/12/35	953	967
[2,3] Marriott Vacation Club Owner Trust		5.362%	10/20/28	97	99
2	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	366	371
[2,3] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	650	663
[2,3] Santander Drive Auto Receivables Trust		1.830%	11/17/14	695	697
2	Santander Drive Auto Receivables Trust	2.350%	11/16/15	245	243
2	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	680	686
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $13,437)					13,514
Corporate Bonds (22.1%)
Finance (10.0%)
	Banking (7.5%)
	American Express Bank FSB	5.550%	10/17/12	1,500	1,537
	American Express Centurion Bank	6.000%	9/13/17	500	584
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,367
	American Express Credit Corp.	2.750%	9/15/15	100	104
	American Express Credit Corp.	2.375%	3/24/17	1,920	1,929
3	ANZ National International Ltd.	6.200%	7/19/13	600	632
	Bank of America Corp.	6.000%	9/1/17	2,510	2,719
	Bank of America Corp.	5.750%	12/1/17	500	535
	Bank of America Corp.	5.875%	1/5/21	1,000	1,058
	Bank of America Corp.	5.875%	2/7/42	260	258
	Bank of America NA	5.300%	3/15/17	2,000	2,087
	Bank of Montreal	2.500%	1/11/17	2,030	2,069
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,474
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,226
	Barclays Bank plc	2.375%	1/13/14	2,100	2,117
	Barclays Bank plc	5.125%	1/8/20	400	421
	BB&T Corp.	4.900%	6/30/17	1,000	1,097
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	274
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	514
	BNY Mellon NA	4.750%	12/15/14	250	270
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,437
	Capital One Bank USA NA	6.500%	6/13/13	650	686
	Capital One Financial Corp.	2.150%	3/23/15	670	670
	Capital One Financial Corp.	3.150%	7/15/16	300	307
	Capital One Financial Corp.	4.750%	7/15/21	300	316
	Citigroup Inc.	5.300%	10/17/12	335	342
	Citigroup Inc.	4.587%	12/15/15	570	599
	Citigroup Inc.	3.953%	6/15/16	826	849
	Citigroup Inc.	4.450%	1/10/17	1,305	1,365
	Citigroup Inc.	6.125%	11/21/17	2,320	2,591
	Citigroup Inc.	6.125%	5/15/18	255	284
	Citigroup Inc.	5.375%	8/9/20	300	321
	Citigroup Inc.	6.625%	6/15/32	2,000	2,048
	Citigroup Inc.	6.125%	8/25/36	1,000	954
	Citigroup Inc.	8.125%	7/15/39	180	233
	Citigroup Inc.	5.875%	1/30/42	35	36
3	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.200%	3/11/15	1,300	1,332
3	Credit Agricole SA	3.500%	4/13/15	1,255	1,246

Credit Suisse	5.000%	5/15/13	2,250	2,336
Credit Suisse	2.200%	1/14/14	1,220	1,232
Deutsche Bank AG	5.375%	10/12/12	825	843
Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,028
Goldman Sachs Group Inc.	6.000%	5/1/14	750	802
Goldman Sachs Group Inc.	5.350%	1/15/16	2,500	2,666
Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,054
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,427
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	1,931
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,323
Goldman Sachs Group Inc.	6.250%	2/1/41	470	463
3 HBOS plc	6.000%	11/1/33	1,415	1,067
3 HSBC Bank plc	2.000%	1/19/14	180	180
3 HSBC Bank plc	3.500%	6/28/15	500	524
3 HSBC Bank plc	4.750%	1/19/21	1,700	1,810
HSBC Bank USA NA	4.625%	4/1/14	1,290	1,355
HSBC Holdings plc	4.000%	3/30/22	1,595	1,583
HSBC Holdings plc	6.500%	5/2/36	1,000	1,117
HSBC Holdings plc	6.100%	1/14/42	500	588
3 ING Bank NV	2.650%	1/14/13	1,000	998
3 ING Bank NV	2.000%	10/18/13	1,000	995
3 ING Bank NV	3.750%	3/7/17	600	597
JPMorgan Chase & Co.	5.125%	9/15/14	1,000	1,072
JPMorgan Chase & Co.	3.700%	1/20/15	500	526
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,735
JPMorgan Chase & Co.	6.300%	4/23/19	265	307
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,088
JPMorgan Chase & Co.	5.600%	7/15/41	2,400	2,601
JPMorgan Chase & Co.	5.400%	1/6/42	450	477
2 JPMorgan Chase & Co.	7.900%	12/29/49	983	1,071
Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,085
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,388
Morgan Stanley	6.750%	10/15/13	1,000	1,057
Morgan Stanley	6.000%	5/13/14	1,000	1,048
Morgan Stanley	6.000%	4/28/15	1,000	1,047
Morgan Stanley	3.800%	4/29/16	255	248
Morgan Stanley	5.450%	1/9/17	1,000	1,024
Morgan Stanley	5.750%	1/25/21	1,740	1,708
Morgan Stanley	6.250%	8/9/26	3,000	2,982
National City Corp.	6.875%	5/15/19	1,000	1,163
3 Nordea Bank AB	2.125%	1/14/14	1,010	1,010
3 Nordea Bank AB	3.700%	11/13/14	570	594
Northern Trust Corp.	5.200%	11/9/12	1,025	1,053
Northern Trust Corp.	3.450%	11/4/20	255	262
Paribas	6.950%	7/22/13	2,000	2,079
PNC Bank NA	4.875%	9/21/17	1,500	1,631
2 PNC Financial Services Group Inc.	8.250%	5/31/49	1,300	1,326
3 Societe Generale SA	5.200%	4/15/21	1,850	1,795
3 Standard Chartered plc	3.850%	4/27/15	380	394
State Street Corp.	5.375%	4/30/17	2,775	3,191
3 Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,469
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	999
Toronto-Dominion Bank	1.375%	7/14/14	860	875
UBS AG	3.875%	1/15/15	1,000	1,041
UBS AG	5.875%	7/15/16	1,500	1,582
UBS AG	4.875%	8/4/20	300	311
US Bancorp	2.875%	11/20/14	800	838

	US Bank NA	6.300%	2/4/14	1,000	1,095
	Wachovia Bank NA	6.600%	1/15/38	2,000	2,363
	Wachovia Corp.	5.250%	8/1/14	1,160	1,249
	Wachovia Corp.	7.500%	4/15/35	1,000	1,185
	Wells Fargo & Co.	5.125%	9/1/12	1,000	1,019
	Wells Fargo & Co.	3.625%	4/15/15	925	985
	Wells Fargo & Co.	5.625%	12/11/17	820	952
	Wells Fargo & Co.	3.500%	3/8/22	840	823

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	331
	Charles Schwab Corp.	4.950%	6/1/14	380	411

	Finance Companies (0.5%)
	General Electric Capital Corp.	2.950%	5/9/16	500	523
	General Electric Capital Corp.	4.625%	1/7/21	2,500	2,675
	General Electric Capital Corp.	5.300%	2/11/21	795	860
	General Electric Capital Corp.	6.750%	3/15/32	1,000	1,195
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,748
	General Electric Capital Corp.	6.875%	1/10/39	600	739

	Insurance (1.5%)
	ACE INA Holdings Inc.	2.600%	11/23/15	600	624
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,550
	Aetna Inc.	6.500%	9/15/18	335	411
	Allstate Corp.	5.000%	8/15/14	1,000	1,088
	Allstate Corp.	6.750%	5/15/18	1,000	1,209
2	Allstate Corp.	6.125%	5/15/67	1,000	978
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,118
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	1,032
	Hartford Financial Services Group Inc.	6.000%	1/15/19	65	71
[2,3] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,500
3	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,162
3	New York Life Global Funding	1.650%	5/15/17	600	592
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,365
	Prudential Financial Inc.	5.150%	1/15/13	425	439
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,437
	Prudential Financial Inc.	3.000%	5/12/16	450	464
3	TIAA Global Markets Inc.	5.125%	10/10/12	1,380	1,414
	UnitedHealth Group Inc.	6.000%	6/15/17	500	598
	UnitedHealth Group Inc.	6.000%	2/15/18	700	846
	UnitedHealth Group Inc.	3.875%	10/15/20	601	636

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	1,570	1,644

	Real Estate Investment Trusts (0.4%)
	Duke Realty LP	6.500%	1/15/18	225	257
	HCP Inc.	3.750%	2/1/16	210	217
	Simon Property Group LP	5.100%	6/15/15	1,000	1,100
	Simon Property Group LP	6.100%	5/1/16	1,800	2,066
3	WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	605	665
3	WEA Finance LLC	7.125%	4/15/18	1,000	1,179
					157,699
Industrial (9.5%)
	Basic Industry (0.4%)
	Agrium Inc.	6.125%	1/15/41	210	243

	EI du Pont de Nemours & Co.	4.750%	11/15/12	440	452
	EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,479
[2,3] Pacific Beacon LLC		5.379%	7/15/26	320	348
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,850
	Rio Tinto Finance USA Ltd.	3.500%	3/22/22	1,100	1,102
	Rio Tinto Finance USA plc	2.000%	3/22/17	295	296

	Capital Goods (0.7%)
	Caterpillar Financial Services Corp.	6.200%	9/30/13	1,000	1,083
	Caterpillar Inc.	3.900%	5/27/21	1,170	1,278
	General Dynamics Corp.	3.875%	7/15/21	355	382
	General Electric Co.	5.250%	12/6/17	1,735	2,006
	Honeywell International Inc.	4.250%	3/1/21	1,002	1,134
	Raytheon Co.	1.625%	10/15/15	880	896
3	Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,561
	United Technologies Corp.	4.875%	5/1/15	325	363
	United Technologies Corp.	7.500%	9/15/29	770	1,074
	United Technologies Corp.	6.050%	6/1/36	675	837

	Communication (1.9%)
	AT&T Inc.	4.950%	1/15/13	1,250	1,286
	AT&T Inc.	5.100%	9/15/14	500	550
	AT&T Inc.	5.600%	5/15/18	1,000	1,182
	AT&T Inc.	6.450%	6/15/34	1,595	1,877
	AT&T Inc.	6.800%	5/15/36	500	614
	BellSouth Corp.	6.550%	6/15/34	2,975	3,381
	BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,154
	CBS Corp.	4.300%	2/15/21	675	706
	CBS Corp.	3.375%	3/1/22	395	381
	Comcast Corp.	5.700%	5/15/18	500	589
3	Deutsche Telekom International Finance BV	2.250%	3/6/17	400	398
3	Deutsche Telekom International Finance BV	4.875%	3/6/42	705	668
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.125%	2/15/16	210	218
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	3.500%	3/1/16	800	840
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	5.200%	3/15/20	500	550
	DIRECTV Holdings LLC / DIRECTV Financing
	Co. Inc.	6.375%	3/1/41	635	714
	Discovery Communications LLC	5.625%	8/15/19	80	93
	Discovery Communications LLC	5.050%	6/1/20	420	475
	France Telecom SA	4.375%	7/8/14	765	817
	Grupo Televisa SAB	6.625%	1/15/40	630	717
	NBCUniversal Media LLC	4.375%	4/1/21	600	641
	News America Inc.	4.500%	2/15/21	375	399
	News America Inc.	6.150%	2/15/41	800	908
	Telefonica Emisiones SAU	3.992%	2/16/16	910	911
	Time Warner Cable Inc.	5.850%	5/1/17	830	968
	Time Warner Cable Inc.	6.750%	6/15/39	750	891
	Verizon Communications Inc.	5.500%	2/15/18	1,225	1,435
	Verizon Communications Inc.	3.500%	11/1/21	840	857
	Verizon Communications Inc.	5.850%	9/15/35	475	544
	Verizon Communications Inc.	6.900%	4/15/38	290	372
	Verizon Communications Inc.	4.750%	11/1/41	290	294
	Verizon Global Funding Corp.	7.750%	12/1/30	1,590	2,150
	Vodafone Group plc	5.000%	12/16/13	1,000	1,067

Vodafone Group plc	2.875%	3/16/16	1,100	1,154

Consumer Cyclical (1.5%)
3 American Honda Finance Corp.	4.625%	4/2/13	1,000	1,040
CVS Caremark Corp.	4.875%	9/15/14	800	879
CVS Caremark Corp.	5.750%	6/1/17	585	687
Daimler Finance North America LLC	6.500%	11/15/13	1,145	1,244
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,455
Home Depot Inc.	3.950%	9/15/20	500	542
Lowe's Cos. Inc.	6.875%	2/15/28	710	903
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,241
PACCAR Financial Corp.	1.600%	3/15/17	1,002	996
Staples Inc.	9.750%	1/15/14	675	768
Target Corp.	2.900%	1/15/22	700	691
Time Warner Inc.	4.875%	3/15/20	500	555
Time Warner Inc.	6.500%	11/15/36	520	602
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,155
3 Volkswagen International Finance NV	1.625%	3/22/15	2,100	2,099
Wal-Mart Stores Inc.	3.250%	10/25/20	742	776
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,117
Wal-Mart Stores Inc.	5.625%	4/15/41	2,290	2,748
Walt Disney Co.	5.625%	9/15/16	1,000	1,173
Western Union Co.	5.930%	10/1/16	2,000	2,314

Consumer Noncyclical (3.0%)
Altria Group Inc.	4.125%	9/11/15	500	545
Altria Group Inc.	4.750%	5/5/21	455	488
Amgen Inc.	2.300%	6/15/16	635	647
Amgen Inc.	4.500%	3/15/20	165	176
Amgen Inc.	5.150%	11/15/41	900	896
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	236
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,000	2,229
3 Aristotle Holding Inc.	2.650%	2/15/17	1,072	1,080
AstraZeneca plc	6.450%	9/15/37	615	800
Baxter International Inc.	5.900%	9/1/16	502	597
3 Cargill Inc.	4.307%	5/14/21	2,092	2,217
3 Cargill Inc.	6.875%	5/1/28	645	818
3 Cargill Inc.	6.125%	4/19/34	1,270	1,467
Coca-Cola Co.	5.350%	11/15/17	1,500	1,787
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	509
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,048
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	774
Colgate-Palmolive Co.	7.600%	5/19/25	480	657
Diageo Capital plc	5.200%	1/30/13	620	644
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	246	256
Express Scripts Inc.	6.250%	6/15/14	375	412
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,286
Hershey Co.	4.850%	8/15/15	380	426
Johnson & Johnson	2.150%	5/15/16	900	936
Johnson & Johnson	5.150%	7/15/18	500	601
Kellogg Co.	4.000%	12/15/20	1,400	1,480
Kimberly-Clark Corp.	5.000%	8/15/13	1,000	1,060
Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,116
Kraft Foods Inc.	5.375%	2/10/20	1,000	1,154
McKesson Corp.	3.250%	3/1/16	175	187
Medtronic Inc.	4.750%	9/15/15	1,000	1,123
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	673

PepsiCo Inc.	3.100%	1/15/15	400	425
PepsiCo Inc.	3.125%	11/1/20	1,300	1,330
PepsiCo Inc.	4.000%	3/5/42	845	799
Pfizer Inc.	6.200%	3/15/19	1,400	1,747
Philip Morris International Inc.	4.500%	3/26/20	250	280
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,109
2 Procter & Gamble - Esop	9.360%	1/1/21	1,514	2,005
3 Roche Holdings Inc.	6.000%	3/1/19	750	914
3 SABMiller plc	6.500%	7/1/16	1,500	1,731
Sanofi	4.000%	3/29/21	1,130	1,232
St. Jude Medical Inc.	2.500%	1/15/16	666	687
3 Tesco plc	5.500%	11/15/17	1,500	1,731
Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	250
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	282
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	278
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,187

Energy (0.6%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	562
BP Capital Markets plc	3.125%	10/1/15	400	423
BP Capital Markets plc	3.200%	3/11/16	900	952
BP Capital Markets plc	4.750%	3/10/19	645	725
BP Capital Markets plc	4.500%	10/1/20	400	439
ConocoPhillips	5.200%	5/15/18	1,500	1,787
EOG Resources Inc.	5.625%	6/1/19	425	500
3 Motiva Enterprises LLC	5.750%	1/15/20	125	144
Occidental Petroleum Corp.	4.100%	2/1/21	1,020	1,107
Shell International Finance BV	3.250%	9/22/15	1,100	1,186
Shell International Finance BV	4.375%	3/25/20	1,000	1,145
Suncor Energy Inc.	5.950%	12/1/34	500	566

Other Industrial (0.1%)
3 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	1,265	1,316
3 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	310

Technology (0.7%)
Cisco Systems Inc.	4.450%	1/15/20	1,000	1,130
Dell Inc.	5.875%	6/15/19	910	1,080
Google Inc.	2.125%	5/19/16	685	712
Hewlett-Packard Co.	2.650%	6/1/16	500	508
Hewlett-Packard Co.	5.500%	3/1/18	865	989
Hewlett-Packard Co.	3.750%	12/1/20	1,000	996
Hewlett-Packard Co.	4.300%	6/1/21	1,500	1,533
International Business Machines Corp.	2.000%	1/5/16	425	437
International Business Machines Corp.	1.950%	7/22/16	430	441
International Business Machines Corp.	1.250%	2/6/17	250	247
International Business Machines Corp.	5.875%	11/29/32	2,000	2,505
Microsoft Corp.	4.000%	2/8/21	500	560
Oracle Corp.	6.125%	7/8/39	350	433

Transportation (0.6%)
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	874	950
3 ERAC USA Finance LLC	5.900%	11/15/15	500	557
3 ERAC USA Finance LLC	2.750%	3/15/17	205	204
3 ERAC USA Finance LLC	4.500%	8/16/21	125	129
3 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,143

2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,181	1,346
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,893
Ryder System Inc.	2.500%	3/1/17	195	195
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,653
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	463	528
United Parcel Service Inc.	4.875%	11/15/40	460	514
				149,327
Utilities (2.6%)
Electric (2.2%)
Alabama Power Co.	5.550%	2/1/17	585	684
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,050
Carolina Power & Light Co.	6.300%	4/1/38	365	481
Commonwealth Edison Co.	5.950%	8/15/16	770	907
Connecticut Light & Power Co.	5.650%	5/1/18	465	548
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	816
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	1,032
Dominion Resources Inc.	5.200%	8/15/19	750	864
Duke Energy Carolinas LLC	5.250%	1/15/18	275	323
Duke Energy Carolinas LLC	5.100%	4/15/18	590	693
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,171
3 Enel Finance International NV	6.800%	9/15/37	1,025	988
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,202
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,101
Florida Power & Light Co.	5.950%	2/1/38	785	992
Florida Power Corp.	6.350%	9/15/37	200	259
Georgia Power Co.	5.400%	6/1/18	1,165	1,362
Georgia Power Co.	4.300%	3/15/42	755	743
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,188
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,752
Northern States Power Co.	6.250%	6/1/36	2,000	2,633
NSTAR	4.500%	11/15/19	90	99
Pacific Gas & Electric Co.	4.250%	5/15/21	300	325
PacifiCorp	6.250%	10/15/37	2,000	2,543
Peco Energy Co.	5.350%	3/1/18	565	667
Potomac Electric Power Co.	6.500%	11/15/37	750	1,003
PPL Energy Supply LLC	6.200%	5/15/16	453	514
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,252
San Diego Gas & Electric Co.	6.000%	6/1/26	600	749
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,225
Southern California Edison Co.	6.000%	1/15/34	1,000	1,245
Southern California Edison Co.	5.550%	1/15/37	2,250	2,692
Wisconsin Electric Power Co.	4.500%	5/15/13	615	639
Wisconsin Electric Power Co.	5.700%	12/1/36	690	841

Natural Gas (0.3%)
AGL Capital Corp.	6.375%	7/15/16	775	899
3 DCP Midstream LLC	6.450%	11/3/36	935	1,033
National Grid plc	6.300%	8/1/16	1,000	1,156
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,313

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	1,170	1,333
					41,317
Total Corporate Bonds (Cost $319,060)					348,343
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
3	Abu Dhabi National Energy Co.	5.875%	10/27/16	595	658
3	CDP Financial Inc.	4.400%	11/25/19	1,000	1,079
3	EDF SA	4.600%	1/27/20	1,200	1,271
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,350
	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	552
	KFW	1.250%	10/26/15	1,518	1,528
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	1,500	1,635
	Province of Ontario	1.375%	1/27/14	1,755	1,781
	Province of Ontario	4.500%	2/3/15	2,000	2,197
	Quebec	5.125%	11/14/16	1,000	1,164
3	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	436
Total Sovereign Bonds (Cost $13,418)					14,651
Taxable Municipal Bonds (1.6%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	480	589
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,287
	California GO	5.700%	11/1/21	265	300
	California GO	7.550%	4/1/39	335	430
	California GO	7.300%	10/1/39	125	157
	California GO	7.600%	11/1/40	660	854
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	258
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	584
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	225	275
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	965
	Illinois GO	5.100%	6/1/33	95	90
5	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,116
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	355	428
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,609
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	545	678
	Massachusetts Development Finance Agency
	Revenue (Harvard University)	6.300%	10/1/37	2,000	2,231
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,241
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	585
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	500	687
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	454
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	165	197
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	1,555	2,002
[2,3] Ohana Military Communities LLC		5.558%	10/1/36	400	379

[2,3] Ohana Military Communities LLC	5.780%	10/1/36	545	575
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	655	793
Oregon GO	5.902%	8/1/38	490	556
5 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,203
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	405
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	322
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	385
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	300	401
University of California Regents Medical
Center Revenue	6.583%	5/15/49	595	733
University of California Revenue	5.770%	5/15/43	1,010	1,188
Total Taxable Municipal Bonds (Cost $22,180)				25,957
Temporary Cash Investments (1.5%)
Repurchase Agreement (1.1%)
Credit Suisse Securities (USA) LLC
Dated 3/30/12, Repurchase Value
$17,900,000, collateralized by U.S.
Treasury Note/Bond 2/15/21, 3.625%)	0.080%	4/2/12	17,900	17,900
U.S. Government and Agency Obligations (0.4%)
United States Treasury Bill	0.100%–0.101%	8/9/12	5,700	5,698
Total Temporary Cash Investments (Cost $23,598)				23,598
Total Investments (97.4%) (Cost $1,252,297)				1,537,745
Other Assets and Liabilities-Net (2.6%)[6]				41,289
Net Assets (100%)				1,579,034

* Non-income-producing security.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate value of these securities was $58,727,000, representing 3.7% of net assets.
4 Adjustable-rate security.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Cash of $44,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Vanguard Balanced Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
10-Year U.S. Treasury Note	June 2012	40	5,179	(74)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Balanced Portfolio

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the portfolio maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

E. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral, however such action may be subject to legal proceedings.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	957,934	68,686	—
U.S. Government and Agency Obligations	—	85,062	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	13,514	—
Corporate Bonds	—	348,343	—
Sovereign Bonds	—	14,651	—
Taxable Municipal Bonds	—	25,957	—
Futures Contracts—Liabilities[1]	(17)	—	—
Temporary Cash Investments	—	23,598	—
Total	957,917	579,811	—

1 Represents variation margin on the last day of the reporting period.

G. At March 31, 2012, the cost of investment securities for tax purposes was $1,252,839,000. Net unrealized appreciation of investment securities for tax purposes was $284,906,000, consisting of unrealized gains of $303,022,000 on securities that had risen in value since their purchase and $18,116,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (98.4%)
Consumer Discretionary (9.1%)
* DIRECTV Class A	184,061	9,082
Whirlpool Corp.	77,900	5,987
* Amazon.com Inc.	21,200	4,293
TJX Cos. Inc.	85,700	3,403
Walt Disney Co.	70,300	3,078
Sony Corp. ADR	124,300	2,582
* Bed Bath & Beyond Inc.	37,600	2,473
Limited Brands Inc.	40,300	1,934
Mattel Inc.	55,600	1,872
Carnival Corp.	54,900	1,761
Kohl's Corp.	10,000	500
		36,965
Consumer Staples (1.0%)
Costco Wholesale Corp.	39,750	3,609
Procter & Gamble Co.	5,700	383
		3,992
Energy (6.8%)
Noble Energy Inc.	85,100	8,321
EOG Resources Inc.	52,300	5,811
Schlumberger Ltd.	50,500	3,531
Hess Corp.	49,350	2,909
Petroleo Brasileiro SA ADR Type A	94,200	2,408
Peabody Energy Corp.	54,800	1,587
Cenovus Energy Inc.	27,300	981
National Oilwell Varco Inc.	12,300	978
Encana Corp.	33,200	652
* Southwestern Energy Co.	12,700	389
		27,567
Financials (4.2%)
Marsh & McLennan Cos. Inc.	239,900	7,866
Charles Schwab Corp.	268,500	3,859
* Berkshire Hathaway Inc. Class B	28,950	2,349
Chubb Corp.	33,400	2,308
Progressive Corp.	24,300	563
		16,945
Health Care (26.0%)
Amgen Inc.	305,971	20,803
* Biogen Idec Inc.	161,800	20,382
Eli Lilly & Co.	357,700	14,405
Roche Holding AG	75,100	13,070
Medtronic Inc.	300,400	11,773
Novartis AG ADR	211,950	11,744
Johnson & Johnson	66,600	4,393
* Life Technologies Corp.	76,009	3,711
GlaxoSmithKline plc ADR	61,000	2,739
* Boston Scientific Corp.	424,802	2,540
		105,560

Industrials (15.0%)
FedEx Corp.	169,000	15,541
CH Robinson Worldwide Inc.	112,400	7,361
Honeywell International Inc.	110,300	6,734
Caterpillar Inc.	42,900	4,570
United Parcel Service Inc. Class B	48,550	3,919
Southwest Airlines Co.	473,050	3,898
Boeing Co.	41,800	3,109
Union Pacific Corp.	27,900	2,999
European Aeronautic Defence and Space Co. NV	57,400	2,351
* Alaska Air Group Inc.	64,100	2,296
Deere & Co.	26,400	2,136
^ Canadian Pacific Railway Ltd.	28,000	2,126
Donaldson Co. Inc.	40,400	1,443
Expeditors International of Washington Inc.	22,000	1,023
PACCAR Inc.	13,700	641
Granite Construction Inc.	19,300	555
		60,702
Information Technology (31.4%)
Texas Instruments Inc.	457,400	15,373
* Google Inc. Class A	23,900	15,326
Microsoft Corp.	419,200	13,519
* Adobe Systems Inc.	323,600	11,103
Oracle Corp.	375,100	10,938
Intuit Inc.	172,200	10,354
QUALCOMM Inc.	135,600	9,223
Intel Corp.	169,900	4,776
* EMC Corp.	128,000	3,825
* NVIDIA Corp.	212,450	3,270
* Symantec Corp.	166,800	3,119
Accenture plc Class A	46,950	3,028
Corning Inc.	209,450	2,949
Telefonaktiebolaget LM Ericsson ADR	231,500	2,387
Hewlett-Packard Co.	99,850	2,379
* Micron Technology Inc.	274,100	2,220
KLA-Tencor Corp.	39,900	2,171
* Research In Motion Ltd.	143,000	2,104
Plantronics Inc.	43,250	1,741
Applied Materials Inc.	138,100	1,718
Visa Inc. Class A	14,000	1,652
Motorola Solutions Inc.	23,935	1,217
* Motorola Mobility Holdings Inc.	20,893	820
ASML Holding NV	14,787	741
Activision Blizzard Inc.	50,000	641
Cisco Systems Inc.	24,000	508
		127,102
Materials (4.7%)
Potash Corp. of Saskatchewan Inc.	207,900	9,499
Monsanto Co.	84,200	6,716
Domtar Corp.	14,100	1,345
Praxair Inc.	8,500	974
Freeport-McMoRan Copper & Gold Inc.	13,188	502
		19,036

Telecommunication Services (0.0%)
* Sprint Nextel Corp.		1,950	6

Utilities (0.2%)
* AES Corp.		58,800	768

Total Common Stocks (Cost $343,894)			398,643
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.2%)
Money Market Fund (2.2%)
[1,2] Vanguard Market Liquidity Fund (Cost
$8,764)	0.123%	8,763,549	8,764

Total Investments (100.6%) (Cost $352,658)			407,407
Other Assets and Liabilities-Net (-0.6%)[2]			(2,543)
Net Assets (100%)			404,864

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,020,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $2,101,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Capital Growth Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	383,222	15,421	—
Temporary Cash Investments	8,764	—	—
Total	391,986	15,421	—

D. At March 31, 2012, the cost of investment securities for tax purposes was $352,658,000. Net unrealized appreciation of investment securities for tax purposes was $54,749,000, consisting of unrealized gains of $79,239,000 on securities that had risen in value since their purchase and $24,490,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (98.1%)
Consumer Discretionary (5.4%)
Carnival Corp.	465,400	14,930
CBS Corp. Class B	320,300	10,862
Target Corp.	157,800	9,195
Service Corp. International	809,000	9,109
		44,096
Consumer Staples (13.2%)
Philip Morris International Inc.	432,400	38,315
Diageo plc ADR	259,700	25,061
Imperial Tobacco Group plc ADR	301,000	24,482
Altria Group Inc.	434,400	13,410
CVS Caremark Corp.	137,100	6,142
		107,410
Energy (11.7%)
ConocoPhillips	401,344	30,506
Occidental Petroleum Corp.	280,800	26,741
Spectra Energy Corp.	825,000	26,029
Marathon Oil Corp.	224,700	7,123
Marathon Petroleum Corp.	112,300	4,869
		95,268
Financials (22.2%)
American Express Co.	533,800	30,886
Wells Fargo & Co.	739,100	25,233
JPMorgan Chase & Co.	548,550	25,222
PNC Financial Services Group Inc.	374,872	24,176
Capital One Financial Corp.	319,700	17,820
Bank of America Corp.	1,446,446	13,842
SLM Corp.	722,300	11,383
State Street Corp.	238,500	10,852
XL Group plc Class A	494,300	10,721
Citigroup Inc.	288,530	10,546
		180,681
Health Care (13.4%)
Pfizer Inc.	1,156,914	26,215
Baxter International Inc.	427,100	25,532
Johnson & Johnson	319,600	21,081
Medtronic Inc.	532,000	20,849
WellPoint Inc.	208,600	15,395
		109,072
Industrials (13.9%)
Cooper Industries plc	417,300	26,686
Raytheon Co.	396,300	20,917
General Electric Co.	1,029,400	20,660
Honeywell International Inc.	283,200	17,289
Illinois Tool Works Inc.	227,900	13,018
Xylem Inc.	283,200	7,859
Exelis Inc.	283,100	3,544

ITT Corp.		141,500	3,246
			113,219
Information Technology (7.9%)
International Business Machines Corp.		145,500	30,358
Microsoft Corp.		751,500	24,236
Intel Corp.		356,300	10,016
			64,610
Materials (0.4%)
EI du Pont de Nemours & Co.		69,200	3,661

Telecommunication Services (4.1%)
AT&T Inc.		485,727	15,169
Vodafone Group plc ADR		357,000	9,878
Verizon Communications Inc.		213,660	8,168
			33,215
Utilities (5.9%)
Dominion Resources Inc.		339,400	17,381
CenterPoint Energy Inc.		873,200	17,219
Entergy Corp.		195,100	13,111
			47,711
Total Common Stocks (Cost $735,180)			798,943
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
1 Vanguard Market Liquidity Fund (Cost
$17,413)	0.123%	17,413	17,413

Total Investments (100.2%) (Cost $752,593)			816,356
Other Assets and Liabilities-Net (-0.2%)			(1,714)
Net Assets (100%)			814,642

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $752,593,000. Net unrealized appreciation of investment securities for tax purposes was $63,763,000, consisting of unrealized gains of $173,724,000 on securities that had risen in value since their purchase and $109,961,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (7.3%)
Home Depot Inc.	310,100	15,601
Lowe's Cos. Inc.	265,600	8,335
McDonald's Corp.	71,696	7,033
Thomson Reuters Corp.	133,600	3,861
Mattel Inc.	111,000	3,736
Time Warner Cable Inc.	24,800	2,021
Foot Locker Inc.	42,400	1,317
Darden Restaurants Inc.	24,400	1,248
Limited Brands Inc.	23,150	1,111
Brinker International Inc.	39,600	1,091
Time Warner Inc.	10,200	385
^ Weight Watchers International Inc.	3,500	270
Polaris Industries Inc.	3,000	217
		46,226
Consumer Staples (16.0%)
Philip Morris International Inc.	200,973	17,808
PepsiCo Inc.	145,700	9,667
Kraft Foods Inc.	246,052	9,352
Procter & Gamble Co.	124,000	8,334
Kimberly-Clark Corp.	107,360	7,933
Altria Group Inc.	219,580	6,778
Unilever NV	195,400	6,650
General Mills Inc.	158,600	6,257
Sysco Corp.	205,300	6,130
Wal-Mart Stores Inc.	76,285	4,669
Coca-Cola Co.	58,712	4,345
Imperial Tobacco Group plc	54,760	2,221
Reynolds American Inc.	39,900	1,653
Lorillard Inc.	12,700	1,644
Dr Pepper Snapple Group Inc.	33,400	1,343
ConAgra Foods Inc.	50,100	1,316
Safeway Inc.	64,300	1,300
Universal Corp.	19,862	926
Herbalife Ltd.	11,200	771
Walgreen Co.	18,900	633
B&G Foods Inc. Class A	21,900	493
Colgate-Palmolive Co.	4,700	460
		100,683
Energy (12.5%)
Exxon Mobil Corp.	329,600	28,586
Chevron Corp.	225,000	24,129
ConocoPhillips	140,520	10,681
Royal Dutch Shell plc Class B	223,539	7,873
Occidental Petroleum Corp.	69,200	6,590
Marathon Oil Corp.	33,450	1,060
		78,919

Exchange-Traded Fund (0.9%)
2 Vanguard Value ETF	104,300	6,016

Financials (12.9%)
JPMorgan Chase & Co.	399,200	18,355
Marsh & McLennan Cos. Inc.	323,500	10,608
PNC Financial Services Group Inc.	120,500	7,771
ACE Ltd.	99,500	7,283
BlackRock Inc.	30,200	6,188
Chubb Corp.	87,860	6,072
Wells Fargo & Co.	167,900	5,732
M&T Bank Corp.	44,300	3,849
Swiss Re AG	46,846	2,992
Prudential Financial Inc.	32,500	2,060
Aflac Inc.	36,500	1,679
BB&T Corp.	52,500	1,648
Invesco Ltd.	56,700	1,512
Fifth Third Bancorp	106,200	1,492
American Express Co.	14,800	856
American National Insurance Co.	11,500	834
Huntington Bancshares Inc.	125,000	806
1st Source Corp.	19,200	470
Presidential Life Corp.	25,900	296
Ameriprise Financial Inc.	5,100	291
Protective Life Corp.	7,800	231
Advance America Cash Advance Centers Inc.	3,228	34
		81,059
Health Care (11.9%)
Pfizer Inc.	900,928	20,415
Johnson & Johnson	273,786	18,059
Merck & Co. Inc.	449,374	17,256
AstraZeneca plc ADR	99,500	4,427
Roche Holding AG	22,611	3,935
Abbott Laboratories	50,300	3,083
Bristol-Myers Squibb Co.	83,160	2,807
Eli Lilly & Co.	62,820	2,530
Baxter International Inc.	25,100	1,500
Cardinal Health Inc.	10,800	466
Medtronic Inc.	8,100	317
		74,795
Industrials (12.2%)
General Electric Co.	825,552	16,569
3M Co.	124,600	11,116
Tyco International Ltd.	127,400	7,157
Stanley Black & Decker Inc.	83,700	6,441
Eaton Corp.	125,400	6,249
Illinois Tool Works Inc.	105,800	6,043
Waste Management Inc.	106,100	3,709
United Technologies Corp.	42,100	3,492
Lockheed Martin Corp.	34,300	3,082
Raytheon Co.	31,900	1,684
Northrop Grumman Corp.	25,968	1,586
Schneider Electric SA	23,484	1,536
General Dynamics Corp.	15,600	1,145
Pitney Bowes Inc.	61,300	1,078
Aircastle Ltd.	78,900	966

Norfolk Southern Corp.	14,000	922
NACCO Industries Inc. Class A	7,300	849
United Parcel Service Inc. Class B	10,100	815
Boeing Co.	9,100	677
Honeywell International Inc.	8,600	525
Exelis Inc.	34,000	426
Republic Services Inc. Class A	9,800	299
Emerson Electric Co.	4,000	209
Parker Hannifin Corp.	1,200	101
		76,676
Information Technology (9.2%)
Microsoft Corp.	578,900	18,669
Intel Corp.	581,500	16,346
Analog Devices Inc.	201,100	8,124
Maxim Integrated Products Inc.	168,300	4,812
Xilinx Inc.	113,400	4,131
Accenture plc Class A	39,000	2,515
KLA-Tencor Corp.	25,700	1,399
Molex Inc. Class A	49,200	1,154
Seagate Technology plc	24,000	647
		57,797
Materials (3.8%)
International Paper Co.	158,000	5,546
Nucor Corp.	122,300	5,253
Dow Chemical Co.	134,400	4,656
EI du Pont de Nemours & Co.	76,791	4,062
PPG Industries Inc.	16,300	1,562
Eastman Chemical Co.	25,160	1,301
Myers Industries Inc.	51,800	764
LyondellBasell Industries NV Class A	10,800	471
Commercial Metals Co.	18,100	268
Freeport-McMoRan Copper & Gold Inc.	6,000	228
		24,111
Telecommunication Services (4.2%)
AT&T Inc.	565,760	17,669
Verizon Communications Inc.	121,002	4,626
Vodafone Group plc ADR	148,900	4,120
		26,415
Utilities (6.2%)
Xcel Energy Inc.	194,900	5,159
UGI Corp.	142,300	3,878
American Electric Power Co. Inc.	94,300	3,638
Northeast Utilities	92,700	3,441
National Grid plc	336,784	3,394
NextEra Energy Inc.	52,940	3,234
Exelon Corp.	47,200	1,851
Consolidated Edison Inc.	27,400	1,601
DTE Energy Co.	24,300	1,337
Ameren Corp.	40,300	1,313
Dominion Resources Inc.	25,150	1,288
CMS Energy Corp.	56,600	1,245
Pinnacle West Capital Corp.	25,800	1,236
NorthWestern Corp.	31,177	1,106
PNM Resources Inc.	59,900	1,096
PPL Corp.	32,700	924
FirstEnergy Corp.	18,100	825

Vectren Corp.			25,400	738
Cleco Corp.			15,700	623
Southern Co.			12,400	557
Duke Energy Corp.			25,000	525
Alliant Energy Corp.			6,900	299
CH Energy Group Inc.			500	33
				39,341
Total Common Stocks (Cost $526,409)				612,038
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.5%)
[3,4] Vanguard Market Liquidity Fund	0.123%		15,530,883	15,531

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.1%)
UBS Securities LLC (Dated 3/30/12,
Repurchase Value $800,000, collateralized
by Federal National Mortgage Assn.,
4.500%, 6/1/41)	0.150%	4/2/12	800	800

U.S. Government and Agency Obligations (0.2%)
[5,6] Fannie Mae Discount Notes	0.040%	4/24/12	100	100
[6,7] Federal Home Loan Bank Discount Notes	0.040%	4/16/12	200	200
[5,6] Freddie Mac Discount Notes	0.150%	8/27/12	800	799
				1,099
Total Temporary Cash Investments (Cost $17,430)				17,430
Total Investments (99.9%) (Cost $543,839)				629,468
Other Assets and Liabilities-Net (0.1%)[4]				600
Net Assets (100%)				630,068

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $255,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.6% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $261,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $1,099,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Vanguard Equity Income Portfolio

whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	590,087	21,951	—
Temporary Cash Investments	15,531	1,899	—
Futures Contracts—Assets[1]	56	—	—
Total	605,674	23,850	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	38	13,331	209
E-mini S&P 500 Index	June 2012	33	2,315	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2012, the cost of investment securities for tax purposes was $543,839,000. Net unrealized appreciation of investment securities for tax purposes was $85,629,000, consisting of unrealized gains of $99,507,000 on securities that had risen in value since their purchase and $13,878,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.9%)
	McDonald's Corp.	191,524	18,789
	Walt Disney Co.	337,083	14,758
	Home Depot Inc.	289,905	14,585
	Comcast Corp. Class A	480,621	14,423
*	Amazon.com Inc.	68,473	13,867
	Ford Motor Co.	714,898	8,929
	News Corp. Class A	404,792	7,970
	Starbucks Corp.	141,722	7,921
	NIKE Inc. Class B	68,980	7,480
	Target Corp.	126,425	7,367
	Lowe's Cos. Inc.	233,422	7,325
	Time Warner Inc.	182,350	6,884
*	priceline.com Inc.	9,381	6,731
*	DIRECTV Class A	127,123	6,272
	Yum! Brands Inc.	86,559	6,161
	TJX Cos. Inc.	142,146	5,645
	Time Warner Cable Inc.	59,207	4,825
	Viacom Inc. Class B	101,547	4,819
	Coach Inc.	54,075	4,179
	Johnson Controls Inc.	128,253	4,166
	CBS Corp. Class B	122,038	4,138
	Macy's Inc.	77,823	3,092
*	Bed Bath & Beyond Inc.	44,508	2,927
	Carnival Corp.	85,325	2,737
	Omnicom Group Inc.	51,229	2,595
	McGraw-Hill Cos. Inc.	52,445	2,542
	Ross Stores Inc.	42,990	2,498
*	Chipotle Mexican Grill Inc. Class A	5,879	2,457
*	Discovery Communications Inc. Class A	48,532	2,456
	VF Corp.	16,425	2,398
	Kohl's Corp.	47,771	2,390
	Limited Brands Inc.	46,227	2,219
*	O'Reilly Automotive Inc.	23,934	2,186
	Mattel Inc.	63,658	2,143
	Ralph Lauren Corp. Class A	12,132	2,115
*	Dollar Tree Inc.	22,364	2,113
	Staples Inc.	130,551	2,112
	Harley-Davidson Inc.	42,936	2,107
	Starwood Hotels & Resorts Worldwide Inc.	36,947	2,084
*	AutoZone Inc.	5,123	1,905
	Marriott International Inc. Class A	50,104	1,896
	Wynn Resorts Ltd.	14,922	1,863
	Genuine Parts Co.	29,232	1,834
*	BorgWarner Inc.	20,632	1,740
	Nordstrom Inc.	30,046	1,674
	Tiffany & Co.	23,907	1,653
	Gap Inc.	62,409	1,631
*	CarMax Inc.	42,387	1,469
	Family Dollar Stores Inc.	22,086	1,398

Wyndham Worldwide Corp.	27,376	1,273
Best Buy Co. Inc.	53,312	1,262
Darden Restaurants Inc.	24,149	1,235
* Netflix Inc.	10,393	1,196
Whirlpool Corp.	14,425	1,109
JC Penney Co. Inc.	27,267	966
Newell Rubbermaid Inc.	54,035	962
Interpublic Group of Cos. Inc.	83,867	957
International Game Technology	55,943	939
H&R Block Inc.	54,518	898
Scripps Networks Interactive Inc. Class A	17,885	871
Lennar Corp. Class A	30,245	822
* Apollo Group Inc. Class A	21,099	815
Abercrombie & Fitch Co.	16,139	801
Hasbro Inc.	21,590	793
DR Horton Inc.	52,227	792
Comcast Corp.	26,563	784
Gannett Co. Inc.	44,632	684
* TripAdvisor Inc.	17,817	636
Harman International Industries Inc.	13,152	616
* Urban Outfitters Inc.	20,909	609
Cablevision Systems Corp. Class A	41,323	607
Leggett & Platt Inc.	26,044	599
Expedia Inc.	17,717	592
GameStop Corp. Class A	25,723	562
* PulteGroup Inc.	62,425	552
* Big Lots Inc.	12,154	523
* Goodyear Tire & Rubber Co.	45,284	508
* Sears Holdings Corp.	7,271	482
DeVry Inc.	11,358	385
Washington Post Co. Class B	922	344
* AutoNation Inc.	8,381	288
		261,930
Consumer Staples (10.7%)
Procter & Gamble Co.	518,006	34,815
Coca-Cola Co.	425,702	31,506
Philip Morris International Inc.	323,848	28,696
Wal-Mart Stores Inc.	328,477	20,103
PepsiCo Inc.	295,337	19,596
Kraft Foods Inc.	332,503	12,638
Altria Group Inc.	384,694	11,876
CVS Caremark Corp.	244,896	10,971
Colgate-Palmolive Co.	90,187	8,819
Costco Wholesale Corp.	81,886	7,435
Walgreen Co.	164,288	5,502
Kimberly-Clark Corp.	74,019	5,469
General Mills Inc.	121,428	4,790
Archer-Daniels-Midland Co.	124,450	3,940
Sysco Corp.	109,936	3,283
HJ Heinz Co.	60,132	3,220
Lorillard Inc.	24,821	3,214
Mead Johnson Nutrition Co.	38,381	3,166
Estee Lauder Cos. Inc. Class A	42,382	2,625
Kroger Co.	108,047	2,618
Reynolds American Inc.	62,824	2,603
Whole Foods Market Inc.	30,577	2,544
Kellogg Co.	46,418	2,489

Sara Lee Corp.	110,901	2,388
ConAgra Foods Inc.	77,899	2,046
Hershey Co.	28,797	1,766
JM Smucker Co.	21,402	1,741
Beam Inc.	29,565	1,732
Clorox Co.	24,387	1,677
Coca-Cola Enterprises Inc.	56,465	1,615
Dr Pepper Snapple Group Inc.	40,142	1,614
Avon Products Inc.	81,171	1,572
Brown-Forman Corp. Class B	18,626	1,553
McCormick & Co. Inc.	25,065	1,364
Molson Coors Brewing Co. Class B	29,660	1,342
Campbell Soup Co.	33,730	1,142
Tyson Foods Inc. Class A	54,632	1,046
Safeway Inc.	50,192	1,014
* Constellation Brands Inc. Class A	32,703	772
Hormel Foods Corp.	25,760	760
* Dean Foods Co.	34,005	412
SUPERVALU Inc.	39,197	224
		257,698
Energy (11.2%)
Exxon Mobil Corp.	886,457	76,882
Chevron Corp.	371,809	39,873
ConocoPhillips	240,622	18,290
Schlumberger Ltd.	250,840	17,541
Occidental Petroleum Corp.	152,660	14,538
Anadarko Petroleum Corp.	93,766	7,346
Apache Corp.	72,296	7,261
National Oilwell Varco Inc.	79,743	6,337
Halliburton Co.	173,712	5,766
EOG Resources Inc.	50,541	5,615
Devon Energy Corp.	76,123	5,414
El Paso Corp.	145,587	4,302
Marathon Oil Corp.	132,618	4,204
Spectra Energy Corp.	122,668	3,870
Baker Hughes Inc.	82,499	3,460
Williams Cos. Inc.	111,566	3,437
Hess Corp.	56,986	3,359
Noble Energy Inc.	33,343	3,260
Chesapeake Energy Corp.	124,843	2,893
Marathon Petroleum Corp.	65,309	2,832
Valero Energy Corp.	104,363	2,689
Pioneer Natural Resources Co.	23,214	2,590
* Cameron International Corp.	46,457	2,454
* FMC Technologies Inc.	45,110	2,274
Murphy Oil Corp.	36,551	2,057
* Southwestern Energy Co.	65,796	2,013
Noble Corp.	47,210	1,769
Range Resources Corp.	29,781	1,732
Peabody Energy Corp.	51,285	1,485
Consol Energy Inc.	42,806	1,460
EQT Corp.	28,071	1,353
* Denbury Resources Inc.	73,338	1,337
Cabot Oil & Gas Corp.	39,326	1,226
Helmerich & Payne Inc.	20,028	1,081
QEP Resources Inc.	33,300	1,016
* Nabors Industries Ltd.	54,031	945

Diamond Offshore Drilling Inc.	13,076	873
* Newfield Exploration Co.	24,738	858
* Rowan Cos. Inc.	23,358	769
Sunoco Inc.	20,014	764
* Tesoro Corp.	26,063	700
* WPX Energy Inc.	37,421	674
* Alpha Natural Resources Inc.	40,967	623
		269,222
Financials (14.9%)
Wells Fargo & Co.	991,804	33,860
JPMorgan Chase & Co.	717,942	33,011
* Berkshire Hathaway Inc. Class B	299,118	24,273
Citigroup Inc.	550,816	20,132
Bank of America Corp.	2,018,713	19,319
Goldman Sachs Group Inc.	93,170	11,588
US Bancorp	359,537	11,390
American Express Co.	190,818	11,041
Simon Property Group Inc.	57,625	8,395
MetLife Inc.	199,539	7,453
PNC Financial Services Group Inc.	99,310	6,405
Capital One Financial Corp.	104,099	5,802
Morgan Stanley	286,638	5,630
Prudential Financial Inc.	88,579	5,615
Bank of New York Mellon Corp.	226,609	5,468
* American Tower Corporation	74,211	4,677
ACE Ltd.	63,500	4,648
Travelers Cos. Inc.	73,905	4,375
State Street Corp.	91,702	4,172
BB&T Corp.	131,330	4,122
Aflac Inc.	87,978	4,046
BlackRock Inc.	18,883	3,869
Public Storage	26,799	3,703
CME Group Inc.	12,517	3,622
Equity Residential	56,504	3,538
Chubb Corp.	50,980	3,523
Marsh & McLennan Cos. Inc.	102,292	3,354
Discover Financial Services	99,657	3,323
Franklin Resources Inc.	26,782	3,322
* American International Group Inc.	101,408	3,126
T. Rowe Price Group Inc.	47,753	3,118
ProLogis Inc.	86,442	3,114
Ventas Inc.	54,511	3,113
Allstate Corp.	93,705	3,085
HCP Inc.	77,145	3,044
Aon Corp.	61,300	3,007
Vornado Realty Trust	34,901	2,939
Boston Properties Inc.	27,987	2,938
Charles Schwab Corp.	203,609	2,926
Progressive Corp.	114,979	2,665
* Berkshire Hathaway Inc. Class A	21	2,560
AvalonBay Communities Inc.	17,827	2,520
Fifth Third Bancorp	172,749	2,427
SunTrust Banks Inc.	100,052	2,418
Ameriprise Financial Inc.	41,727	2,384
Loews Corp.	57,341	2,286
Invesco Ltd.	83,882	2,237
Weyerhaeuser Co.	100,776	2,209

Health Care REIT Inc.	39,631	2,178
Host Hotels & Resorts Inc.	132,618	2,178
Northern Trust Corp.	45,261	2,148
M&T Bank Corp.	23,808	2,068
* IntercontinentalExchange Inc.	13,589	1,867
Hartford Financial Services Group Inc.	83,285	1,756
Regions Financial Corp.	265,608	1,750
Principal Financial Group Inc.	56,685	1,673
Moody's Corp.	36,754	1,547
KeyCorp	179,537	1,526
SLM Corp.	94,935	1,496
Kimco Realty Corp.	76,050	1,465
NYSE Euronext	48,501	1,456
Lincoln National Corp.	54,750	1,443
Unum Group	54,923	1,345
XL Group plc Class A	59,343	1,287
Plum Creek Timber Co. Inc.	30,369	1,262
* CBRE Group Inc. Class A	61,844	1,234
Comerica Inc.	37,228	1,205
Cincinnati Financial Corp.	30,629	1,057
Huntington Bancshares Inc.	162,245	1,047
Leucadia National Corp.	37,281	973
Torchmark Corp.	18,756	935
People's United Financial Inc.	67,226	890
* Genworth Financial Inc. Class A	92,089	766
Zions Bancorporation	34,695	745
Hudson City Bancorp Inc.	97,804	715
Assurant Inc.	16,401	664
Legg Mason Inc.	23,424	654
* NASDAQ OMX Group Inc.	23,417	607
Apartment Investment & Management Co.	22,733	600
* E*Trade Financial Corp.	47,051	515
First Horizon National Corp.	48,892	508
Federated Investors Inc. Class B	17,137	384
		357,736
Health Care (11.4%)
Johnson & Johnson	516,280	34,054
Pfizer Inc.	1,417,924	32,130
Merck & Co. Inc.	572,550	21,986
Abbott Laboratories	295,678	18,122
UnitedHealth Group Inc.	196,528	11,583
Bristol-Myers Squibb Co.	317,644	10,720
Amgen Inc.	148,767	10,115
Eli Lilly & Co.	192,180	7,739
Medtronic Inc.	195,720	7,670
* Gilead Sciences Inc.	142,493	6,961
* Celgene Corp.	82,654	6,407
Baxter International Inc.	105,307	6,295
* Biogen Idec Inc.	44,856	5,651
Allergan Inc.	57,339	5,472
* Medco Health Solutions Inc.	73,093	5,138
Covidien plc	91,100	4,981
* Express Scripts Inc.	91,326	4,948
WellPoint Inc.	63,072	4,655
McKesson Corp.	46,244	4,059
* Intuitive Surgical Inc.	7,394	4,006
Thermo Fisher Scientific Inc.	68,739	3,876

Stryker Corp.	60,902	3,379
Aetna Inc.	65,836	3,302
Becton Dickinson and Co.	39,453	3,064
Agilent Technologies Inc.	65,245	2,904
Humana Inc.	30,928	2,860
Cardinal Health Inc.	64,869	2,797
St. Jude Medical Inc.	60,379	2,675
Cigna Corp.	54,009	2,660
Zimmer Holdings Inc.	33,522	2,155
* Cerner Corp.	27,388	2,086
AmerisourceBergen Corp. Class A	48,520	1,925
* Mylan Inc.	80,079	1,878
Quest Diagnostics Inc.	29,880	1,827
Perrigo Co.	17,654	1,824
* Forest Laboratories Inc.	50,168	1,740
* Laboratory Corp. of America Holdings	18,239	1,670
* Life Technologies Corp.	33,554	1,638
* Boston Scientific Corp.	272,962	1,632
* Watson Pharmaceuticals Inc.	23,961	1,607
* DaVita Inc.	17,702	1,596
* Edwards Lifesciences Corp.	21,675	1,576
CR Bard Inc.	15,764	1,556
* Waters Corp.	16,707	1,548
* Varian Medical Systems Inc.	21,172	1,460
* Hospira Inc.	31,017	1,160
* CareFusion Corp.	41,975	1,088
DENTSPLY International Inc.	26,504	1,064
Coventry Health Care Inc.	26,871	956
PerkinElmer Inc.	20,956	580
Patterson Cos. Inc.	16,300	544
* Tenet Healthcare Corp.	76,834	408
		273,727
Industrials (10.5%)
General Electric Co.	1,990,217	39,944
United Parcel Service Inc. Class B	180,316	14,555
United Technologies Corp.	171,159	14,196
Caterpillar Inc.	121,854	12,980
3M Co.	130,638	11,654
Boeing Co.	140,177	10,425
Union Pacific Corp.	90,297	9,705
Honeywell International Inc.	145,869	8,905
Emerson Electric Co.	138,331	7,218
Deere & Co.	75,705	6,125
Danaher Corp.	107,670	6,030
FedEx Corp.	59,262	5,450
Illinois Tool Works Inc.	90,906	5,193
General Dynamics Corp.	67,232	4,934
Tyco International Ltd.	86,699	4,871
Precision Castparts Corp.	27,312	4,722
Lockheed Martin Corp.	50,146	4,506
Cummins Inc.	36,184	4,344
CSX Corp.	198,197	4,265
Norfolk Southern Corp.	62,061	4,086
Raytheon Co.	63,931	3,374
Eaton Corp.	63,132	3,146
PACCAR Inc.	67,144	3,144
Waste Management Inc.	86,949	3,040

Fastenal Co.	55,682	3,012
Goodrich Corp.	23,662	2,968
Northrop Grumman Corp.	47,480	2,900
WW Grainger Inc.	11,493	2,469
Stanley Black & Decker Inc.	32,027	2,465
Parker Hannifin Corp.	28,426	2,403
Ingersoll-Rand plc	55,900	2,311
Dover Corp.	34,668	2,182
Rockwell Automation Inc.	26,856	2,140
CH Robinson Worldwide Inc.	30,882	2,022
Fluor Corp.	31,876	1,914
Cooper Industries plc	29,700	1,899
Expeditors International of Washington Inc.	39,758	1,849
Republic Services Inc. Class A	59,102	1,806
Roper Industries Inc.	18,157	1,800
Rockwell Collins Inc.	27,861	1,604
Textron Inc.	52,690	1,466
Joy Global Inc.	19,945	1,466
* Stericycle Inc.	15,912	1,331
L-3 Communications Holdings Inc.	18,681	1,322
Pall Corp.	21,812	1,301
Southwest Airlines Co.	146,189	1,205
Flowserve Corp.	10,248	1,184
* Jacobs Engineering Group Inc.	23,972	1,064
Equifax Inc.	22,620	1,001
Xylem Inc.	34,748	964
Iron Mountain Inc.	32,108	925
Masco Corp.	67,255	899
* Quanta Services Inc.	39,294	821
Robert Half International Inc.	26,839	813
Cintas Corp.	20,650	808
Dun & Bradstreet Corp.	9,067	768
Snap-on Inc.	10,936	667
Pitney Bowes Inc.	37,458	659
Avery Dennison Corp.	20,128	606
Ryder System Inc.	9,583	506
^ RR Donnelley & Sons Co.	33,559	416
		252,748
Information Technology (20.4%)
* Apple Inc.	175,375	105,132
International Business Machines Corp.	217,940	45,473
Microsoft Corp.	1,404,663	45,300
* Google Inc. Class A	47,700	30,587
Intel Corp.	939,640	26,413
QUALCOMM Inc.	318,137	21,640
Oracle Corp.	737,287	21,499
Cisco Systems Inc.	1,013,001	21,425
* EMC Corp.	386,266	11,542
Visa Inc. Class A	93,566	11,041
Hewlett-Packard Co.	371,702	8,858
Mastercard Inc. Class A	19,988	8,406
* eBay Inc.	215,709	7,957
Accenture plc Class A	121,835	7,858
Texas Instruments Inc.	215,404	7,240
Automatic Data Processing Inc.	92,347	5,097
* Dell Inc.	287,673	4,775
* Cognizant Technology Solutions Corp. Class A	57,093	4,393

Corning Inc.	286,200	4,030
* Salesforce.com Inc.	25,562	3,950
Broadcom Corp. Class A	92,289	3,627
* Yahoo! Inc.	228,307	3,475
Intuit Inc.	55,406	3,332
* Adobe Systems Inc.	93,000	3,191
* NetApp Inc.	68,373	3,061
Applied Materials Inc.	242,759	3,020
TE Connectivity Ltd.	80,300	2,951
Motorola Solutions Inc.	55,453	2,819
* Citrix Systems Inc.	34,871	2,752
* Symantec Corp.	137,180	2,565
Altera Corp.	60,800	2,421
* SanDisk Corp.	45,655	2,264
Analog Devices Inc.	56,024	2,263
* Juniper Networks Inc.	98,771	2,260
* Red Hat Inc.	36,468	2,184
* Teradata Corp.	31,622	2,155
Western Union Co.	116,299	2,047
Xerox Corp.	250,517	2,024
* F5 Networks Inc.	14,806	1,998
* Motorola Mobility Holdings Inc.	49,521	1,943
CA Inc.	68,447	1,886
Paychex Inc.	60,420	1,872
Amphenol Corp. Class A	30,650	1,832
* Western Digital Corp.	44,095	1,825
* Fiserv Inc.	26,065	1,809
Xilinx Inc.	49,290	1,796
* Autodesk Inc.	42,371	1,793
* NVIDIA Corp.	114,647	1,764
KLA-Tencor Corp.	31,193	1,698
* Micron Technology Inc.	185,440	1,502
Fidelity National Information Services Inc.	44,095	1,460
Linear Technology Corp.	43,218	1,456
Microchip Technology Inc.	35,907	1,336
* BMC Software Inc.	30,847	1,239
* Akamai Technologies Inc.	33,352	1,224
VeriSign Inc.	29,864	1,145
* Electronic Arts Inc.	61,960	1,021
Harris Corp.	21,559	972
* LSI Corp.	105,527	916
* Advanced Micro Devices Inc.	109,242	876
Jabil Circuit Inc.	34,761	873
Computer Sciences Corp.	29,114	872
FLIR Systems Inc.	29,263	741
Molex Inc.	25,829	726
Total System Services Inc.	30,348	700
* SAIC Inc.	51,955	686
* Novellus Systems Inc.	13,289	663
* JDS Uniphase Corp.	43,075	624
* Teradyne Inc.	34,437	582
Lexmark International Inc. Class A	13,256	441
* First Solar Inc.	10,825	271
		491,569
Materials (3.4%)
EI du Pont de Nemours & Co.	175,440	9,281
Monsanto Co.	100,794	8,039

Dow Chemical Co.	223,002	7,725
Freeport-McMoRan Copper & Gold Inc.	178,538	6,792
Praxair Inc.	56,148	6,437
Newmont Mining Corp.	93,281	4,783
Air Products & Chemicals Inc.	39,735	3,648
Ecolab Inc.	54,689	3,375
Mosaic Co.	55,943	3,093
International Paper Co.	82,120	2,882
PPG Industries Inc.	28,584	2,738
Nucor Corp.	59,760	2,567
CF Industries Holdings Inc.	12,310	2,249
Alcoa Inc.	199,879	2,003
Cliffs Natural Resources Inc.	26,736	1,852
Sherwin-Williams Co.	16,360	1,778
Sigma-Aldrich Corp.	22,629	1,653
FMC Corp.	13,047	1,381
Eastman Chemical Co.	25,906	1,339
Ball Corp.	29,272	1,255
Airgas Inc.	12,979	1,155
Vulcan Materials Co.	24,177	1,033
MeadWestvaco Corp.	31,878	1,007
International Flavors & Fragrances Inc.	15,142	887
Allegheny Technologies Inc.	19,873	818
United States Steel Corp.	27,070	795
* Owens-Illinois Inc.	30,869	721
Sealed Air Corp.	35,896	693
Bemis Co. Inc.	19,121	617
Titanium Metals Corp.	15,440	209
		82,805
Telecommunication Services (2.8%)
AT&T Inc.	1,115,139	34,826
Verizon Communications Inc.	533,290	20,388
CenturyLink Inc.	116,709	4,511
* Crown Castle International Corp.	47,229	2,519
* Sprint Nextel Corp.	564,588	1,609
Windstream Corp.	109,527	1,283
Frontier Communications Corp.	186,902	779
* MetroPCS Communications Inc.	54,372	490
		66,405
Utilities (3.4%)
Southern Co.	163,077	7,327
Exelon Corp.	160,364	6,288
Dominion Resources Inc.	107,396	5,500
Duke Energy Corp.	251,617	5,286
NextEra Energy Inc.	78,236	4,779
FirstEnergy Corp.	78,516	3,580
American Electric Power Co. Inc.	91,084	3,514
PG&E Corp.	77,546	3,366
Consolidated Edison Inc.	54,988	3,212
PPL Corp.	109,090	3,083
Progress Energy Inc.	55,653	2,956
Public Service Enterprise Group Inc.	94,987	2,908
Sempra Energy	45,318	2,717
Edison International	61,213	2,602
Xcel Energy Inc.	91,761	2,429
Entergy Corp.	33,293	2,237

DTE Energy Co.			31,748	1,747
ONEOK Inc.			19,606	1,601
CenterPoint Energy Inc.			80,317	1,584
* AES Corp.			121,111	1,583
Wisconsin Energy Corp.			43,176	1,519
Ameren Corp.			45,711	1,489
NiSource Inc.			53,172	1,295
Northeast Utilities			33,056	1,227
CMS Energy Corp.			48,460	1,066
SCANA Corp.			21,651	987
Pinnacle West Capital Corp.			20,457	980
AGL Resources Inc.			21,804	855
Pepco Holdings Inc.			42,376	800
Integrys Energy Group Inc.			14,722	780
TECO Energy Inc.			40,549	712
* NRG Energy Inc.			42,802	671
				80,680
Total Common Stocks (Cost $2,258,957)				2,394,520
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.123%		8,592,603	8,593

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.040%	4/24/12	200	200
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	200	200
[4,5] Freddie Mac Discount Notes	0.050%	4/24/12	300	300
				700
Total Temporary Cash Investments (Cost $9,293)				9,293
Total Investments (100.0%) (Cost $2,268,250)				2,403,813
Other Assets and Liabilities-Net (0.0%)[3]				693
Net Assets (100%)				2,404,506

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $124,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $130,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Vanguard Equity Index Portfolio

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,394,520	—	—
Temporary Cash Investments	8,593	700	—
Futures Contracts—Assets[1]	33	—	—
Total	2,403,146	700	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard Equity Index Portfolio

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2012	26	9,121	243

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $2,268,250,000. Net unrealized appreciation of investment securities for tax purposes was $135,563,000, consisting of unrealized gains of $500,830,000 on securities that had risen in value since their purchase and $365,267,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (93.7%)[1]
Consumer Discretionary (15.9%)
* priceline.com Inc.	11,550	8,287
NIKE Inc. Class B	63,160	6,849
Starbucks Corp.	91,810	5,131
Harley-Davidson Inc.	88,250	4,331
* Amazon.com Inc.	15,720	3,183
* Apollo Group Inc. Class A	69,400	2,682
Staples Inc.	152,500	2,467
News Corp. Class A	93,360	1,838
Lowe's Cos. Inc.	52,450	1,646
* Discovery Communications Inc. Class A	28,060	1,420
* Fossil Inc.	10,320	1,362
Abercrombie & Fitch Co.	26,820	1,331
Walt Disney Co.	30,180	1,321
Coach Inc.	16,350	1,264
Las Vegas Sands Corp.	20,540	1,183
* Sirius XM Radio Inc.	497,280	1,149
* Ctrip.com International Ltd. ADR	52,700	1,140
Dunkin' Brands Group Inc.	30,200	909
Yum! Brands Inc.	8,540	608
DR Horton Inc.	38,280	581
* MGM Resorts International	35,000	477
Lennar Corp. Class A	12,190	331
Ralph Lauren Corp. Class A	1,770	309
* Allison Transmission Holdings Inc.	5,900	141
* Michael Kors Holdings Ltd.	2,400	112
PVH Corp.	1,080	96
* Tempur-Pedic International Inc.	1,140	96
		50,244
Consumer Staples (4.0%)
* Green Mountain Coffee Roasters Inc.	80,130	3,753
Mead Johnson Nutrition Co.	38,120	3,144
Colgate-Palmolive Co.	22,200	2,171
Walgreen Co.	54,700	1,832
Whole Foods Market Inc.	21,310	1,773
		12,673
Energy (7.7%)
EOG Resources Inc.	56,710	6,301
Schlumberger Ltd.	68,210	4,770
National Oilwell Varco Inc.	42,040	3,341
El Paso Corp.	82,000	2,423
Occidental Petroleum Corp.	17,580	1,674
^ Kinder Morgan Inc.	40,200	1,554
Anadarko Petroleum Corp.	18,700	1,465
Ensco plc ADR	21,840	1,156
* Cameron International Corp.	17,100	903
* Cobalt International Energy Inc.	25,590	768
Diamond Offshore Drilling Inc.	700	47
		24,402

Exchange-Traded Fund (0.2%)
2 Vanguard Growth ETF	8,500	603

Financials (6.9%)
* IntercontinentalExchange Inc.	27,700	3,806
Progressive Corp.	162,500	3,767
CME Group Inc.	11,100	3,212
JPMorgan Chase & Co.	68,440	3,147
American Express Co.	51,220	2,964
* Affiliated Managers Group Inc.	18,910	2,114
T. Rowe Price Group Inc.	28,760	1,878
BlackRock Inc.	5,130	1,051
Ameriprise Financial Inc.	1,350	77
		22,016
Health Care (7.6%)
Allergan Inc.	73,590	7,023
* Gilead Sciences Inc.	68,860	3,364
Novo Nordisk A/S ADR	24,100	3,343
* DaVita Inc.	24,930	2,248
Perrigo Co.	19,200	1,983
* Edwards Lifesciences Corp.	20,130	1,464
Agilent Technologies Inc.	32,530	1,448
UnitedHealth Group Inc.	21,600	1,273
* Hologic Inc.	54,750	1,180
Covidien plc	15,360	840
		24,166
Industrials (7.9%)
Expeditors International of Washington Inc.	67,100	3,121
Precision Castparts Corp.	14,970	2,588
Caterpillar Inc.	22,740	2,422
WW Grainger Inc.	10,660	2,290
United Parcel Service Inc. Class B	24,520	1,979
Cummins Inc.	12,980	1,558
* Jacobs Engineering Group Inc.	33,520	1,487
* Stericycle Inc.	16,560	1,385
Donaldson Co. Inc.	36,720	1,312
AMETEK Inc.	22,230	1,079
Illinois Tool Works Inc.	17,190	982
Boeing Co.	13,080	973
Eaton Corp.	19,230	958
Joy Global Inc.	12,290	903
JB Hunt Transport Services Inc.	16,180	880
CH Robinson Worldwide Inc.	11,660	764
* IHS Inc. Class A	3,600	337
		25,018
Information Technology (39.0%)
* Apple Inc.	45,870	27,498
QUALCOMM Inc.	181,295	12,332
* Google Inc. Class A	16,855	10,808
* eBay Inc.	183,020	6,752
Mastercard Inc. Class A	15,580	6,552
Visa Inc. Class A	47,700	5,629
VeriSign Inc.	120,365	4,615
Intuit Inc.	68,500	4,119
Broadcom Corp. Class A	100,370	3,945
* Citrix Systems Inc.	49,420	3,900

*	Adobe Systems Inc.			109,200	3,747
	Altera Corp.			86,620	3,449
*	EMC Corp.			97,820	2,923
	Accenture plc Class A			44,860	2,893
*	Juniper Networks Inc.			124,650	2,852
	Oracle Corp.			97,290	2,837
*	Teradata Corp.			41,500	2,828
	TE Connectivity Ltd.			59,620	2,191
*	Trimble Navigation Ltd.			40,030	2,178
*	Polycom Inc.			85,600	1,632
*	F5 Networks Inc.			9,175	1,238
*	Acme Packet Inc.			43,940	1,209
*	Alliance Data Systems Corp.			9,440	1,189
*	Cognizant Technology Solutions Corp. Class A			13,660	1,051
*	NetApp Inc.			22,220	995
*	BMC Software Inc.			22,640	909
*	TIBCO Software Inc.			23,700	723
*	Skyworks Solutions Inc.			22,490	622
*	VMware Inc. Class A			5,160	580
*	Rovi Corp.			15,960	519
*	Salesforce.com Inc.			3,210	496
	Analog Devices Inc.			5,250	212
					123,423
Materials (2.9%)
	Syngenta AG ADR			65,770	4,527
	Praxair Inc.			23,000	2,637
	Monsanto Co.			20,370	1,624
	Walter Energy Inc.			6,280	372
					9,160
Telecommunication Services (1.6%)
*	Crown Castle International Corp.			93,100	4,966
Total Common Stocks (Cost $233,568)					296,671
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (7.5%)[1]
Money Market Fund (6.1%)
[3,4] Vanguard Market Liquidity Fund		0.123%		19,355,055	19,355

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.9%)
	Bank of America Securities, LLC
	(Dated 3/30/12, Repurchase Value
	$2,900,000, collateralized by Federal
	National Mortgage Assn. 3.625%, 2/12/13,
	Federal Home Loan Mortgage Corp.
	0.880%, 10/17/14, and Federal Home Loan
	Bank 3.000%, 11/24/25)	0.120%	4/2/12	2,900	2,900

U.S. Government and Agency Obligations (0.5%)
5	Fannie Mae Discount Notes	0.030%	4/2/12	500	500
[6,7] Federal Home Loan Bank Discount Notes		0.130%	7/20/12	150	150
[5,7] Freddie Mac Discount Notes		0.125%	7/17/12	500	500

[5,7] Freddie Mac Discount Notes		0.135%	8/6/12	100	100
7	United States Treasury Note/Bond	4.875%	6/30/12	100	101
7	United States Treasury Note/Bond	0.375%	8/31/12	200	200
					1,551
Total Temporary Cash Investments (Cost $23,806)					23,806
Total Investments (101.2%) (Cost $257,374)					320,477
Other Assets and Liabilities-Net (-1.2%)[4]					(3,713)
Net Assets (100%)					316,764

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,094,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.9% and 2.3%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,132,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $1,051,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	296,671	—	—
Temporary Cash Investments	19,355	4,451	—
Futures Contracts—Assets[1]	56	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	316,081	4,451	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2012	29	10,173	220
E-mini S&P 500 Index	June 2012	79	5,543	31
E-mini S&P MidCap Index	June 2012	10	992	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At March 31, 2012, the cost of investment securities for tax purposes was $257,374,000. Net unrealized appreciation of investment securities for tax purposes was $63,103,000, consisting of unrealized gains of $70,372,000 on securities that had risen in value since their purchase and $7,269,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (18.2%)
	Ross Stores Inc.	81,046	4,709
*	Chipotle Mexican Grill Inc. Class A	10,970	4,585
	Limited Brands Inc.	88,785	4,262
*	O'Reilly Automotive Inc.	45,039	4,114
	Harley-Davidson Inc.	81,421	3,996
	Mattel Inc.	118,588	3,992
*	Dollar Tree Inc.	41,752	3,945
	Starwood Hotels & Resorts Worldwide Inc.	68,493	3,864
*	Liberty Interactive Corp. Class A	196,601	3,753
	Genuine Parts Co.	54,627	3,428
	Nordstrom Inc.	58,961	3,285
*	BorgWarner Inc.	38,507	3,248
*	Sirius XM Radio Inc.	1,313,345	3,034
	Tiffany & Co.	42,368	2,929
*	CarMax Inc.	79,382	2,751
*	Lululemon Athletica Inc.	35,272	2,634
	Wyndham Worldwide Corp.	54,064	2,514
	Virgin Media Inc.	100,136	2,501
*	Fossil Inc.	18,656	2,462
*	Liberty Global Inc. Class A	48,600	2,434
	Darden Restaurants Inc.	46,287	2,368
	Tractor Supply Co.	24,954	2,260
	Advance Auto Parts Inc.	25,447	2,254
	PetSmart Inc.	39,129	2,239
	Family Dollar Stores Inc.	34,974	2,213
*	Netflix Inc.	18,442	2,122
	Autoliv Inc.	31,375	2,104
	Whirlpool Corp.	26,875	2,066
	JC Penney Co. Inc.	56,115	1,988
*	Tempur-Pedic International Inc.	23,165	1,956
*	Liberty Global Inc.	40,039	1,917
	Garmin Ltd.	40,832	1,917
	PVH Corp.	21,357	1,908
	Interpublic Group of Cos. Inc.	161,541	1,843
	Newell Rubbermaid Inc.	101,363	1,805
	H&R Block Inc.	107,082	1,764
	International Game Technology	104,250	1,750
*	TRW Automotive Holdings Corp.	36,699	1,705
	Lear Corp.	35,714	1,660
	Polaris Industries Inc.	22,881	1,651
*	MGM Resorts International	119,832	1,632
	Dick's Sporting Goods Inc.	33,408	1,606
	Ulta Salon Cosmetics & Fragrance Inc.	17,125	1,591
*	Apollo Group Inc. Class A	41,114	1,589
*	LKQ Corp.	48,801	1,521
	DR Horton Inc.	99,609	1,511
	Abercrombie & Fitch Co.	30,436	1,510
	Scripps Networks Interactive Inc. Class A	30,729	1,496
	Hasbro Inc.	40,726	1,495

Royal Caribbean Cruises Ltd.	49,511	1,457
* Mohawk Industries Inc.	20,512	1,364
Lennar Corp. Class A	49,822	1,354
Gannett Co. Inc.	83,520	1,280
Tupperware Brands Corp.	20,002	1,270
* Toll Brothers Inc.	52,516	1,260
* Under Armour Inc. Class A	13,363	1,256
* Urban Outfitters Inc.	43,150	1,256
* TripAdvisor Inc.	34,750	1,239
Gentex Corp.	50,371	1,234
Williams-Sonoma Inc.	32,592	1,222
* NVR Inc.	1,666	1,210
Harman International Industries Inc.	24,453	1,145
Expedia Inc.	33,850	1,132
Leggett & Platt Inc.	48,830	1,124
* PulteGroup Inc.	120,123	1,063
GameStop Corp. Class A	48,309	1,055
American Eagle Outfitters Inc.	60,785	1,045
Cablevision Systems Corp. Class A	71,050	1,043
* Sears Holdings Corp.	14,974	992
* Charter Communications Inc. Class A	15,096	958
* Goodyear Tire & Rubber Co.	85,191	956
* Deckers Outdoor Corp.	13,426	846
Dunkin' Brands Group Inc.	27,314	822
^ Weight Watchers International Inc.	9,678	747
DeVry Inc.	21,040	713
Guess? Inc.	22,678	709
* Lamar Advertising Co. Class A	21,716	704
* Hyatt Hotels Corp. Class A	15,636	668
Washington Post Co. Class B	1,690	631
* AutoNation Inc.	14,502	498
* ITT Educational Services Inc.	6,963	460
Lennar Corp. Class B	4,820	108
		154,702
Consumer Staples (5.4%)
Whole Foods Market Inc.	53,514	4,452
Bunge Ltd.	51,033	3,493
JM Smucker Co.	39,952	3,250
* Monster Beverage Corp.	51,956	3,226
Coca-Cola Enterprises Inc.	109,322	3,127
Dr Pepper Snapple Group Inc.	75,122	3,021
Beam Inc.	49,052	2,873
Herbalife Ltd.	40,807	2,808
Church & Dwight Co. Inc.	50,128	2,466
Safeway Inc.	119,070	2,406
McCormick & Co. Inc.	42,204	2,297
* Green Mountain Coffee Roasters Inc.	46,077	2,158
Tyson Foods Inc. Class A	105,004	2,011
* Energizer Holdings Inc.	23,519	1,745
Hormel Foods Corp.	51,186	1,511
* Constellation Brands Inc. Class A	62,677	1,479
* Ralcorp Holdings Inc.	19,243	1,426
* Smithfield Foods Inc.	51,572	1,136
* Dean Foods Co.	63,954	774
		45,659

Energy (8.1%)
Pioneer Natural Resources Co.	38,490	4,295
* FMC Technologies Inc.	83,478	4,209
* Concho Resources Inc.	34,561	3,528
Range Resources Corp.	56,547	3,288
Consol Energy Inc.	79,540	2,712
* Denbury Resources Inc.	137,181	2,501
EQT Corp.	49,747	2,398
HollyFrontier Corp.	73,320	2,357
Kinder Morgan Management LLC	31,083	2,320
Cabot Oil & Gas Corp.	73,294	2,285
Cimarex Energy Co.	30,118	2,273
* Whiting Petroleum Corp.	41,186	2,236
Core Laboratories NV	16,438	2,163
* Plains Exploration & Production Co.	49,435	2,108
Oceaneering International Inc.	37,868	2,041
Helmerich & Payne Inc.	37,599	2,028
* Cobalt International Energy Inc.	64,400	1,934
QEP Resources Inc.	62,100	1,894
* Nabors Industries Ltd.	100,731	1,762
* Newfield Exploration Co.	47,248	1,639
SM Energy Co.	22,327	1,580
* Superior Energy Services Inc.	54,446	1,435
* Rowan Cos. Inc.	43,582	1,435
Sunoco Inc.	37,430	1,428
* Continental Resources Inc.	15,747	1,351
* Tesoro Corp.	48,606	1,305
Energen Corp.	25,184	1,238
* WPX Energy Inc.	68,454	1,233
* Dresser-Rand Group Inc.	26,271	1,219
* Ultra Petroleum Corp.	53,312	1,206
* Alpha Natural Resources Inc.	76,561	1,164
* McDermott International Inc.	81,928	1,050
* SandRidge Energy Inc.	129,308	1,012
Patterson-UTI Energy Inc.	54,242	938
Arch Coal Inc.	74,075	793
		68,358
Financials (17.2%)
AvalonBay Communities Inc.	33,362	4,716
Host Hotels & Resorts Inc.	247,348	4,061
Health Care REIT Inc.	73,710	4,051
* IntercontinentalExchange Inc.	25,466	3,500
Regions Financial Corp.	494,638	3,260
American Capital Agency Corp.	101,898	3,010
Moody's Corp.	70,070	2,950
KeyCorp	333,705	2,837
SLM Corp.	177,018	2,790
Lincoln National Corp.	105,613	2,784
* CIT Group Inc.	66,888	2,758
NYSE Euronext	91,705	2,752
Kimco Realty Corp.	142,542	2,745
Digital Realty Trust Inc.	36,813	2,723
Macerich Co.	46,321	2,675
Unum Group	102,364	2,506
XL Group plc Class A	112,254	2,435
Plum Creek Timber Co. Inc.	56,571	2,351
SL Green Realty Corp.	30,251	2,346

Comerica Inc.	69,711	2,256
Federal Realty Investment Trust	22,270	2,156
New York Community Bancorp Inc.	153,198	2,131
* CBRE Group Inc. Class A	103,358	2,063
UDR Inc.	76,794	2,051
Willis Group Holdings plc	57,812	2,022
* Affiliated Managers Group Inc.	17,987	2,011
Huntington Bancshares Inc.	302,614	1,952
Leucadia National Corp.	72,893	1,903
Rayonier Inc.	42,728	1,884
Cincinnati Financial Corp.	54,011	1,864
Essex Property Trust Inc.	11,999	1,818
Realty Income Corp.	46,511	1,801
Camden Property Trust	27,355	1,799
Torchmark Corp.	35,734	1,781
* Arch Capital Group Ltd.	47,022	1,751
Everest Re Group Ltd.	18,762	1,736
People's United Financial Inc.	126,317	1,672
Alexandria Real Estate Equities Inc.	21,612	1,580
* MSCI Inc. Class A	42,253	1,555
PartnerRe Ltd.	22,519	1,529
Reinsurance Group of America Inc. Class A	25,599	1,522
Raymond James Financial Inc.	40,568	1,482
WR Berkley Corp.	40,890	1,477
Alleghany Corp.	4,441	1,462
Liberty Property Trust	40,484	1,446
* Markel Corp.	3,204	1,438
Axis Capital Holdings Ltd.	43,326	1,437
* Genworth Financial Inc. Class A	171,993	1,431
Regency Centers Corp.	31,536	1,403
Zions Bancorporation	64,654	1,387
RenaissanceRe Holdings Ltd.	18,236	1,381
Fidelity National Financial Inc. Class A	72,582	1,309
Assurant Inc.	32,164	1,303
Legg Mason Inc.	46,550	1,300
Jones Lang LaSalle Inc.	15,310	1,275
Duke Realty Corp.	88,152	1,264
Ares Capital Corp.	76,903	1,257
Hudson City Bancorp Inc.	166,322	1,216
Eaton Vance Corp.	40,778	1,165
HCC Insurance Holdings Inc.	37,385	1,165
White Mountains Insurance Group Ltd.	2,274	1,141
Hospitality Properties Trust	43,022	1,139
DDR Corp.	77,256	1,128
* NASDAQ OMX Group Inc.	43,255	1,120
Cullen/Frost Bankers Inc.	19,210	1,118
Commerce Bancshares Inc.	27,017	1,095
Piedmont Office Realty Trust Inc. Class A	60,317	1,071
Weingarten Realty Investors	40,069	1,059
SEI Investments Co.	50,137	1,037
Chimera Investment Corp.	357,447	1,012
Brown & Brown Inc.	42,451	1,009
American Financial Group Inc.	26,028	1,004
* First Republic Bank	29,549	973
First Horizon National Corp.	91,755	952
Assured Guaranty Ltd.	57,175	945
Old Republic International Corp.	85,747	905

CBOE Holdings Inc.	31,555	897
City National Corp.	16,696	876
Jefferies Group Inc.	45,203	852
Erie Indemnity Co. Class A	10,054	784
Validus Holdings Ltd.	22,426	694
BOK Financial Corp.	9,415	530
* LPL Investment Holdings Inc.	9,636	366
* TFS Financial Corp.	32,241	306
		145,698
Health Care (9.6%)
* Alexion Pharmaceuticals Inc.	64,940	6,030
* Cerner Corp.	50,524	3,848
AmerisourceBergen Corp. Class A	90,466	3,590
* Mylan Inc.	149,401	3,503
* Laboratory Corp. of America Holdings	34,757	3,182
* Life Technologies Corp.	62,524	3,052
Perrigo Co.	29,480	3,046
* Vertex Pharmaceuticals Inc.	73,179	3,001
* Watson Pharmaceuticals Inc.	44,596	2,991
CR Bard Inc.	30,087	2,970
* Regeneron Pharmaceuticals Inc.	25,430	2,966
* DaVita Inc.	32,792	2,957
* Edwards Lifesciences Corp.	40,026	2,911
* Waters Corp.	31,403	2,910
* Varian Medical Systems Inc.	39,481	2,723
* Henry Schein Inc.	31,586	2,390
* Illumina Inc.	42,579	2,240
* Hospira Inc.	57,811	2,162
* Mettler-Toledo International Inc.	11,086	2,048
* CareFusion Corp.	78,751	2,042
DENTSPLY International Inc.	49,611	1,991
* Hologic Inc.	92,168	1,986
Coventry Health Care Inc.	50,582	1,799
* IDEXX Laboratories Inc.	19,680	1,721
* ResMed Inc.	51,564	1,594
* Endo Pharmaceuticals Holdings Inc.	40,987	1,587
Omnicare Inc.	40,120	1,427
Universal Health Services Inc. Class B	31,121	1,304
Patterson Cos. Inc.	33,215	1,109
* Allscripts Healthcare Solutions Inc.	66,131	1,098
* Gen-Probe Inc.	16,199	1,076
* Covance Inc.	21,235	1,011
* Warner Chilcott plc Class A	48,997	824
Lincare Holdings Inc.	30,783	797
* Alere Inc.	28,493	741
* Bio-Rad Laboratories Inc. Class A	6,802	705
* Human Genome Sciences Inc.	69,126	570
		81,902
Industrials (11.9%)
Fastenal Co.	98,256	5,316
WW Grainger Inc.	20,741	4,455
Cooper Industries plc	55,428	3,545
Roper Industries Inc.	33,891	3,361
* Delta Air Lines Inc.	296,714	2,940
* Kansas City Southern	38,559	2,764
AMETEK Inc.	56,157	2,724

Joy Global Inc.	36,913	2,713
Textron Inc.	97,413	2,711
* United Continental Holdings Inc.	115,843	2,491
L-3 Communications Holdings Inc.	35,013	2,478
Pall Corp.	40,415	2,410
* Stericycle Inc.	28,419	2,377
* Verisk Analytics Inc. Class A	48,764	2,290
Southwest Airlines Co.	272,680	2,247
Flowserve Corp.	19,408	2,242
* Jacobs Engineering Group Inc.	44,907	1,993
* TransDigm Group Inc.	16,836	1,949
Equifax Inc.	42,491	1,881
KBR Inc.	52,201	1,856
JB Hunt Transport Services Inc.	32,762	1,781
Donaldson Co. Inc.	49,156	1,756
Xylem Inc.	61,504	1,707
Masco Corp.	126,039	1,685
Pentair Inc.	34,610	1,648
* AGCO Corp.	34,151	1,612
* BE Aerospace Inc.	34,396	1,598
Cintas Corp.	40,727	1,593
* Quanta Services Inc.	72,276	1,511
Timken Co.	29,135	1,478
* Owens Corning	40,291	1,452
Dun & Bradstreet Corp.	16,973	1,438
Robert Half International Inc.	47,401	1,436
* Hertz Global Holdings Inc.	94,850	1,427
Hubbell Inc. Class B	18,064	1,419
Iron Mountain Inc.	48,877	1,408
SPX Corp.	17,923	1,390
* IHS Inc. Class A	14,816	1,387
Manpower Inc.	28,451	1,348
MSC Industrial Direct Co. Inc. Class A	16,161	1,346
Waste Connections Inc.	41,090	1,337
* Nielsen Holdings NV	44,230	1,333
Towers Watson & Co. Class A	19,688	1,301
Pitney Bowes Inc.	69,575	1,223
URS Corp.	27,781	1,181
Gardner Denver Inc.	17,632	1,111
Avery Dennison Corp.	35,254	1,062
* Sensata Technologies Holding NV	30,695	1,028
* Spirit Aerosystems Holdings Inc. Class A	41,325	1,011
* Copart Inc.	38,732	1,010
* Babcock & Wilcox Co.	39,114	1,007
* Navistar International Corp.	24,017	971
* Foster Wheeler AG	40,990	933
RR Donnelley & Sons Co.	65,391	810
* AECOM Technology Corp.	36,091	807
		101,288
Information Technology (15.8%)
* SanDisk Corp.	84,215	4,176
* Red Hat Inc.	67,624	4,050
* Teradata Corp.	58,658	3,998
Seagate Technology plc	147,050	3,963
* Motorola Mobility Holdings Inc.	99,684	3,912
* F5 Networks Inc.	27,934	3,770
Amphenol Corp. Class A	58,150	3,476

* Fiserv Inc.	49,445	3,431
* Western Digital Corp.	81,942	3,392
* Autodesk Inc.	79,416	3,361
Xilinx Inc.	91,947	3,350
* NVIDIA Corp.	213,888	3,292
KLA-Tencor Corp.	58,458	3,181
Avago Technologies Ltd.	77,456	3,018
Maxim Integrated Products Inc.	102,173	2,921
Linear Technology Corp.	79,815	2,690
* Equinix Inc.	16,588	2,612
* Micron Technology Inc.	311,299	2,521
Microchip Technology Inc.	67,000	2,492
* BMC Software Inc.	59,658	2,396
* Trimble Navigation Ltd.	43,267	2,355
* Akamai Technologies Inc.	62,954	2,310
* Alliance Data Systems Corp.	17,456	2,199
* Nuance Communications Inc.	84,357	2,158
* Rackspace Hosting Inc.	36,765	2,125
* ANSYS Inc.	32,456	2,110
VeriSign Inc.	52,962	2,031
* Informatica Corp.	37,351	1,976
* VeriFone Systems Inc.	36,918	1,915
* Electronic Arts Inc.	116,120	1,914
* Avnet Inc.	52,035	1,894
* Lam Research Corp.	41,957	1,872
Harris Corp.	40,579	1,829
* Skyworks Solutions Inc.	65,926	1,823
* Flextronics International Ltd.	249,758	1,806
* TIBCO Software Inc.	57,873	1,765
* LSI Corp.	197,431	1,714
* Advanced Micro Devices Inc.	207,514	1,664
Jabil Circuit Inc.	65,740	1,651
* Arrow Electronics Inc.	39,240	1,647
Computer Sciences Corp.	54,385	1,628
* Atmel Corp.	162,045	1,598
* MICROS Systems Inc.	28,135	1,556
* Synopsys Inc.	49,992	1,533
Factset Research Systems Inc.	14,965	1,482
* Riverbed Technology Inc.	51,360	1,442
* ON Semiconductor Corp.	157,564	1,420
Total System Services Inc.	60,052	1,385
FLIR Systems Inc.	54,732	1,385
IAC/InterActiveCorp	26,802	1,316
Global Payments Inc.	27,372	1,299
* SAIC Inc.	95,551	1,261
* Rovi Corp.	38,441	1,251
* Cree Inc.	38,465	1,217
* Polycom Inc.	61,776	1,178
Solera Holdings Inc.	24,743	1,135
Broadridge Financial Solutions Inc.	43,251	1,034
* Ingram Micro Inc.	53,778	998
Molex Inc.	32,177	905
Lexmark International Inc. Class A	26,153	869
* Dolby Laboratories Inc. Class A	17,845	679
* LinkedIn Corp. Class A	6,325	645
* Zynga Inc. Class A	48,089	632
* Acme Packet Inc.	19,910	548

*	First Solar Inc.	19,617	491
	Molex Inc. Class A	16,068	377
*	Freescale Semiconductor Holdings I Ltd.	16,994	261
			134,285
Materials (6.8%)
	CF Industries Holdings Inc.	23,003	4,201
	Cliffs Natural Resources Inc.	50,145	3,473
	Sherwin-Williams Co.	30,946	3,363
	Sigma-Aldrich Corp.	42,271	3,088
	FMC Corp.	24,687	2,613
	Celanese Corp. Class A	54,781	2,530
	Eastman Chemical Co.	48,250	2,494
	Ball Corp.	54,148	2,322
	Airgas Inc.	25,329	2,254
*	Crown Holdings Inc.	53,005	1,952
	Vulcan Materials Co.	45,368	1,939
	MeadWestvaco Corp.	59,879	1,892
	Albemarle Corp.	29,592	1,891
	Rock-Tenn Co. Class A	24,787	1,675
	Ashland Inc.	27,288	1,666
	International Flavors & Fragrances Inc.	28,415	1,665
	Valspar Corp.	31,205	1,507
	Reliance Steel & Aluminum Co.	26,176	1,478
	United States Steel Corp.	50,214	1,475
	Allegheny Technologies Inc.	35,479	1,461
	Martin Marietta Materials Inc.	16,090	1,378
*	Owens-Illinois Inc.	57,599	1,344
	Walter Energy Inc.	21,762	1,289
	Domtar Corp.	13,226	1,261
	Sealed Air Corp.	60,284	1,164
	Bemis Co. Inc.	35,905	1,159
	Sonoco Products Co.	34,856	1,157
	Steel Dynamics Inc.	72,314	1,051
	Huntsman Corp.	66,207	928
	Scotts Miracle-Gro Co. Class A	14,964	810
*,^ Molycorp Inc.		20,386	690
	Greif Inc. Class A	8,236	461
	Titanium Metals Corp.	30,496	414
			58,045
Telecommunication Services (1.2%)
	Windstream Corp.	204,374	2,393
*	SBA Communications Corp. Class A	40,611	2,063
	Frontier Communications Corp.	348,564	1,454
*	Level 3 Communications Inc.	54,662	1,407
*	NII Holdings Inc.	59,742	1,094
*	MetroPCS Communications Inc.	88,278	796
	Telephone & Data Systems Inc.	33,534	776
*	United States Cellular Corp.	4,514	185
			10,168
Utilities (5.6%)
	DTE Energy Co.	59,355	3,266
	Wisconsin Energy Corp.	80,992	2,849
	ONEOK Inc.	34,300	2,801
	CenterPoint Energy Inc.	141,752	2,795
	Ameren Corp.	84,885	2,766
	NiSource Inc.	98,483	2,398

Northeast Utilities			62,052	2,303
American Water Works Co. Inc.			61,591	2,096
SCANA Corp.			43,239	1,972
CMS Energy Corp.			88,759	1,953
Calpine Corp.			111,041	1,911
Pinnacle West Capital Corp.			38,354	1,837
OGE Energy Corp.			34,233	1,831
NSTAR			36,307	1,766
Alliant Energy Corp.			38,908	1,686
AGL Resources Inc.			40,721	1,597
Pepco Holdings Inc.			79,541	1,503
MDU Resources Group Inc.			66,222	1,483
Integrys Energy Group Inc.			27,349	1,449
NV Energy Inc.			82,736	1,334
NRG Energy Inc.			80,517	1,262
TECO Energy Inc.			71,523	1,255
National Fuel Gas Co.			24,571	1,182
UGI Corp.			40,274	1,098
Aqua America Inc.			48,248	1,075
				47,468
Total Common Stocks (Cost $778,930)				847,573
	Coupon		Shares
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.123%		3,024,576	3,025

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.040%	4/3/12	100	100
Total Temporary Cash Investments (Cost $3,125)				3,125
Total Investments (100.2%) (Cost $782,055)				850,698
Other Assets and Liabilities-Net (-0.2%)[2]				(1,859)
Net Assets (100%)				848,839

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,174,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Includes $1,217,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

Vanguard Mid-Cap Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	847,573	—	—
Temporary Cash Investments	3,025	100	—
Total	850,598	100	—

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Vanguard Mid-Cap Index Portfolio

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2012	3	298	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $782,055,000. Net unrealized appreciation of investment securities for tax purposes was $68,643,000, consisting of unrealized gains of $160,157,000 on securities that had risen in value since their purchase and $91,514,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (6.0%)
Vornado Realty Trust	239,457	20,162
Liberty Property Trust	167,395	5,979
Washington REIT	95,272	2,830
PS Business Parks Inc.	27,775	1,820
American Assets Trust Inc.	47,919	1,093
Cousins Properties Inc.	134,357	1,018
Investors Real Estate Trust	117,766	906
Winthrop Realty Trust	42,907	497
CapLease Inc.	90,043	363
		34,668
Industrial REITs (5.3%)
ProLogis Inc.	660,770	23,801
DCT Industrial Trust Inc.	355,198	2,096
EastGroup Properties Inc.	39,014	1,959
* First Industrial Realty Trust Inc.	118,210	1,460
First Potomac Realty Trust	72,169	873
Monmouth Real Estate Investment Corp. Class A	41,622	405
		30,594
Office REITs (16.1%)
Boston Properties Inc.	212,867	22,349
Digital Realty Trust Inc.	151,419	11,200
SL Green Realty Corp.	124,278	9,638
Alexandria Real Estate Equities Inc.	89,404	6,538
Duke Realty Corp.	364,763	5,231
Kilroy Realty Corp.	96,764	4,510
Piedmont Office Realty Trust Inc. Class A	249,191	4,423
BioMed Realty Trust Inc.	221,868	4,211
Douglas Emmett Inc.	175,093	3,994
Mack-Cali Realty Corp.	125,479	3,616
Highwoods Properties Inc.	104,650	3,487
Corporate Office Properties Trust	103,577	2,404
CommonWealth REIT	120,762	2,249
Brandywine Realty Trust	195,481	2,244
DuPont Fabros Technology Inc.	90,437	2,211
Lexington Realty Trust	200,024	1,798
Government Properties Income Trust	54,063	1,303
Franklin Street Properties Corp.	107,341	1,138
Coresite Realty Corp.	28,621	675
Hudson Pacific Properties Inc.	28,850	437
Parkway Properties Inc.	31,536	331
		93,987
Residential REITs (18.3%)
Equity Residential	427,751	26,786
AvalonBay Communities Inc.	137,100	19,379
UDR Inc.	315,897	8,438
Essex Property Trust Inc.	49,296	7,469
Camden Property Trust	112,445	7,393
BRE Properties Inc.	108,602	5,490

Apartment Investment & Management Co.	174,127	4,599
American Campus Communities Inc.	102,204	4,570
Home Properties Inc.	69,624	4,248
Equity Lifestyle Properties Inc.	55,873	3,896
Mid-America Apartment Communities Inc.	54,534	3,655
Post Properties Inc.	74,879	3,509
Colonial Properties Trust	119,711	2,601
Sun Communities Inc.	35,470	1,537
Education Realty Trust Inc.	132,241	1,433
Associated Estates Realty Corp.	61,056	998
Campus Crest Communities Inc.	44,330	517
		106,518
Retail REITs (27.0%)
Simon Property Group Inc.	423,655	61,718
Kimco Realty Corp.	586,828	11,302
Macerich Co.	190,254	10,987
General Growth Properties Inc.	606,924	10,312
Federal Realty Investment Trust	91,618	8,868
Realty Income Corp.	192,090	7,440
Taubman Centers Inc.	83,594	6,098
Regency Centers Corp.	129,712	5,770
DDR Corp.	319,545	4,665
Weingarten Realty Investors	165,322	4,369
National Retail Properties Inc.	149,169	4,056
CBL & Associates Properties Inc.	203,289	3,846
Tanger Factory Outlet Centers	125,078	3,719
Glimcher Realty Trust	196,769	2,011
Equity One Inc.	90,765	1,835
Acadia Realty Trust	61,275	1,381
Pennsylvania REIT	76,215	1,164
Alexander's Inc.	2,946	1,160
Inland Real Estate Corp.	127,729	1,133
Retail Opportunity Investments Corp.	70,055	844
Saul Centers Inc.	18,000	727
Ramco-Gershenson Properties Trust	56,004	684
Getty Realty Corp.	38,422	599
Urstadt Biddle Properties Inc. Class A	30,113	594
Excel Trust Inc.	41,124	497
Kite Realty Group Trust	86,378	455
Cedar Realty Trust Inc.	82,425	422
* Rouse Properties Inc.	28,125	381
		157,037
Specialized REITs (27.3%)
Public Storage	209,714	28,976
Ventas Inc.	415,166	23,706
HCP Inc.	588,053	23,205
Host Hotels & Resorts Inc.	1,018,365	16,721
Health Care REIT Inc.	303,198	16,664
Senior Housing Properties Trust	234,524	5,171
Hospitality Properties Trust	178,185	4,717
Extra Space Storage Inc.	129,316	3,723
LaSalle Hotel Properties	120,816	3,400
Omega Healthcare Investors Inc.	148,831	3,164
Entertainment Properties Trust	67,295	3,121
RLJ Lodging Trust	138,035	2,572
DiamondRock Hospitality Co.	241,542	2,485

Healthcare Realty Trust Inc.		112,296	2,470
Sovran Self Storage Inc.		40,191	2,003
CubeSmart		167,672	1,995
Medical Properties Trust Inc.		188,919	1,753
* Sunstone Hotel Investors Inc.		170,974	1,665
Pebblebrook Hotel Trust		73,250	1,654
National Health Investors Inc.		33,892	1,653
* Strategic Hotels & Resorts Inc.		213,327	1,404
LTC Properties Inc.		43,684	1,398
Hersha Hospitality Trust Class A		219,747	1,200
Sabra Health Care REIT Inc.		53,053	872
Chesapeake Lodging Trust		43,908	789
Ashford Hospitality Trust Inc.		78,198	705
Universal Health Realty Income Trust		17,377	689
* FelCor Lodging Trust Inc.		170,046	612
Summit Hotel Properties Inc.		39,265	298
Cogdell Spencer Inc.		69,535	295
			159,080
Total Real Estate Investment Trusts (Cost $595,943)			581,884
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost
$1,196)	0.123%	1,196	1,196

Total Investments (100.2%) (Cost $597,139)			583,080
Other Assets and Liabilities-Net (-0.2%)			(1,057)
Net Assets (100%)			582,023

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard REIT Index Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $597,139,000. Net unrealized depreciation of investment securities for tax purposes was $14,059,000, consisting of unrealized gains of $74,827,000 on securities that had risen in value since their purchase and $88,886,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of March 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (93.4%)[1]
Consumer Discretionary (14.7%)
*	Steven Madden Ltd.	194,250	8,304
	Aaron's Inc.	273,655	7,088
	Monro Muffler Brake Inc.	161,037	6,681
*	Steiner Leisure Ltd.	130,450	6,370
*	Coinstar Inc.	93,580	5,947
*	Buffalo Wild Wings Inc.	55,150	5,002
*	Crocs Inc.	206,315	4,316
*	Pier 1 Imports Inc.	207,551	3,773
	Cinemark Holdings Inc.	167,000	3,666
*	American Public Education Inc.	95,450	3,627
*	Body Central Corp.	120,000	3,482
	DSW Inc. Class A	57,995	3,176
	Tiffany & Co.	44,000	3,042
*	Modine Manufacturing Co.	341,900	3,019
*	Lululemon Athletica Inc.	40,000	2,987
*	WMS Industries Inc.	120,800	2,867
*,^ Zagg Inc.		268,850	2,858
	GameStop Corp. Class A	129,340	2,825
	PetSmart Inc.	47,305	2,707
*	Tempur-Pedic International Inc.	32,043	2,705
	bebe stores inc	287,750	2,656
	Polaris Industries Inc.	34,842	2,514
	Ulta Salon Cosmetics & Fragrance Inc.	27,000	2,508
*	MarineMax Inc.	288,300	2,373
*	Jos A Bank Clothiers Inc.	47,000	2,369
*,^ SodaStream International Ltd.		64,000	2,156
*,^ Pandora Media Inc.		206,800	2,111
*	Carter's Inc.	39,500	1,966
^	Weight Watchers International Inc.	25,200	1,945
*	Cost Plus Inc.	107,300	1,921
*	BJ's Restaurants Inc.	38,000	1,913
	Brinker International Inc.	67,801	1,868
	Dana Holding Corp.	110,684	1,716
*	Express Inc.	67,672	1,690
*	Goodyear Tire & Rubber Co.	149,300	1,675
	Tupperware Brands Corp.	25,707	1,632
*	ANN Inc.	55,769	1,597
	Domino's Pizza Inc.	42,910	1,558
*	Liz Claiborne Inc.	114,500	1,530
	Ameristar Casinos Inc.	77,300	1,440
	Dick's Sporting Goods Inc.	29,100	1,399
	Williams-Sonoma Inc.	37,107	1,391
	Sinclair Broadcast Group Inc. Class A	113,400	1,254
	Regal Entertainment Group Class A	91,000	1,238
	Buckle Inc.	25,000	1,198
	Foot Locker Inc.	36,300	1,127
	Harman International Industries Inc.	20,000	936
*	Black Diamond Inc.	100,000	926
*	ITT Educational Services Inc.	13,146	869

	Ross Stores Inc.	14,514	843
*	O'Reilly Automotive Inc.	9,000	822
*	Tenneco Inc.	21,500	799
*	Peet's Coffee & Tea Inc.	10,000	737
	Leggett & Platt Inc.	31,300	720
*	Jack in the Box Inc.	25,500	611
	Sturm Ruger & Co. Inc.	12,251	602
*	Sirius XM Radio Inc.	242,400	560
	Chico's FAS Inc.	31,000	468
*	Conn's Inc.	28,253	434
*	Select Comfort Corp.	10,330	335
	Sotheby's	7,337	289
*	Capella Education Co.	7,900	284
*	Ruth's Hospitality Group Inc.	27,600	209
			141,631
Consumer Staples (3.4%)
	PriceSmart Inc.	87,581	6,377
	Calavo Growers Inc.	181,200	4,853
*	Monster Beverage Corp.	55,700	3,458
	Herbalife Ltd.	46,510	3,201
	Casey's General Stores Inc.	57,000	3,161
*	Boston Beer Co. Inc. Class A	29,052	3,102
	Nu Skin Enterprises Inc. Class A	31,909	1,848
*	Rite Aid Corp.	763,100	1,328
*	Green Mountain Coffee Roasters Inc.	28,000	1,312
	Vector Group Ltd.	58,595	1,038
	B&G Foods Inc. Class A	42,740	962
^	Diamond Foods Inc.	42,000	958
*,^ Pizza Inn Holdings Inc.		132,800	643
*	National Beverage Corp.	33,706	541
			32,782
Energy (5.7%)
*	Key Energy Services Inc.	573,650	8,863
*,^ Clean Energy Fuels Corp.		226,680	4,824
*	Tesco Corp.	237,075	3,364
*	Energy XXI Bermuda Ltd.	85,300	3,080
	Oceaneering International Inc.	54,320	2,927
*	Atwood Oceanics Inc.	56,580	2,540
	HollyFrontier Corp.	77,054	2,477
	Helmerich & Payne Inc.	40,200	2,169
*	Mitcham Industries Inc.	91,150	2,047
*	Superior Energy Services Inc.	75,642	1,994
*	Rosetta Resources Inc.	37,400	1,824
*	CVR Energy Inc.	66,800	1,787
	Western Refining Inc.	87,900	1,654
*	Stone Energy Corp.	55,100	1,575
*	Contango Oil & Gas Co.	24,100	1,420
	Golar LNG Ltd.	36,500	1,389
	W&T Offshore Inc.	61,228	1,291
^	CARBO Ceramics Inc.	10,830	1,142
*	Rex Energy Corp.	104,500	1,116
	SM Energy Co.	14,230	1,007
	RPC Inc.	94,456	1,002
	Targa Resources Corp.	20,000	909
*	Kodiak Oil & Gas Corp.	89,600	892
	Patterson-UTI Energy Inc.	42,700	738

*	Oasis Petroleum Inc.	16,100	496
*	Triangle Petroleum Corp.	62,600	432
*	Hornbeck Offshore Services Inc.	9,600	404
	Cabot Oil & Gas Corp.	10,250	320
*	Callon Petroleum Co.	48,300	304
*	Basic Energy Services Inc.	15,400	267
*	Gulfport Energy Corp.	8,700	253
*	TETRA Technologies Inc.	20,500	193
*,^ C&J Energy Services Inc.		6,100	109
*	Pioneer Drilling Co.	4,300	38
			54,847
Exchange-Traded Fund (1.0%)
2	Vanguard Small-Cap Growth ETF	104,300	9,070

Financials (4.8%)
	Cash America International Inc.	189,505	9,083
*	Safeguard Scientifics Inc.	363,591	6,254
*	FirstService Corp.	131,250	4,022
*	Harris & Harris Group Inc.	668,250	2,773
	Boston Private Financial Holdings Inc.	264,600	2,622
	Digital Realty Trust Inc.	27,935	2,066
*	Credit Acceptance Corp.	16,521	1,669
	Nelnet Inc. Class A	55,558	1,440
*	NASDAQ OMX Group Inc.	53,400	1,383
*	World Acceptance Corp.	21,639	1,325
	Camden Property Trust	19,900	1,308
	Home Properties Inc.	18,600	1,135
	MHI Hospitality Corp.	357,600	1,037
	Erie Indemnity Co. Class A	13,100	1,021
	Omega Healthcare Investors Inc.	46,600	991
	Extra Space Storage Inc.	31,500	907
	QC Holdings Inc.	179,510	736
	CBL & Associates Properties Inc.	38,500	728
	MarketAxess Holdings Inc.	18,600	694
	Sun Communities Inc.	15,100	654
	National Health Investors Inc.	12,800	624
*	Strategic Hotels & Resorts Inc.	86,400	569
	Rayonier Inc.	12,823	565
*	Ezcorp Inc. Class A	15,375	499
	Federal Realty Investment Trust	5,100	494
	Apartment Investment & Management Co.	16,600	438
	Highwoods Properties Inc.	12,800	426
	Bank of the Ozarks Inc.	9,972	312
	GAMCO Investors Inc.	5,967	296
*	First Cash Financial Services Inc.	5,689	244
	Essex Property Trust Inc.	900	136
*	Taylor Capital Group Inc.	3,600	52
			46,503
Health Care (19.9%)
*	Cubist Pharmaceuticals Inc.	243,856	10,547
*	Questcor Pharmaceuticals Inc.	261,685	9,845
*	Akorn Inc.	720,900	8,435
*	Luminex Corp.	275,550	6,434
*	Alkermes plc	336,050	6,234
	West Pharmaceutical Services Inc.	142,500	6,061
*	Regeneron Pharmaceuticals Inc.	50,700	5,913

*	Sucampo Pharmaceuticals Inc. Class A	714,500	5,323
*	AngioDynamics Inc.	434,260	5,320
*	Dusa Pharmaceuticals Inc.	847,600	5,306
*	BioMarin Pharmaceutical Inc.	154,800	5,302
*	Syneron Medical Ltd.	468,810	5,026
*	Align Technology Inc.	178,850	4,927
*	QLT Inc.	693,857	4,857
*	Vivus Inc.	215,200	4,812
*	PAREXEL International Corp.	168,600	4,547
*	Nektar Therapeutics	571,200	4,524
*	Bio-Rad Laboratories Inc. Class A	41,044	4,256
*	Immunogen Inc.	284,350	4,092
*	Sciclone Pharmaceuticals Inc.	600,254	3,788
*	Onyx Pharmaceuticals Inc.	87,250	3,288
*	Seattle Genetics Inc.	159,150	3,243
*	Bruker Corp.	203,400	3,114
*	Spectrum Pharmaceuticals Inc.	238,250	3,009
*	Vascular Solutions Inc.	259,836	2,804
*	Mettler-Toledo International Inc.	14,691	2,714
*	MWI Veterinary Supply Inc.	29,800	2,622
*	SXC Health Solutions Corp.	33,389	2,503
*	ICON plc ADR	115,400	2,449
*	Cynosure Inc. Class A	133,500	2,384
*	Harvard Bioscience Inc.	595,200	2,333
*	WellCare Health Plans Inc.	30,900	2,221
	LeMaitre Vascular Inc.	352,986	2,079
*	Centene Corp.	37,700	1,846
*	Thoratec Corp.	53,100	1,790
	Chemed Corp.	28,400	1,780
*	Pharmacyclics Inc.	61,500	1,707
*	Solta Medical Inc.	562,700	1,705
	Cooper Cos. Inc.	20,017	1,636
*	Charles River Laboratories International Inc.	45,100	1,628
*	PDI Inc.	242,100	1,615
	Invacare Corp.	95,600	1,584
*	Molina Healthcare Inc.	46,700	1,570
*	Cutera Inc.	178,400	1,525
*	Durect Corp.	1,894,850	1,516
*	Medicines Co.	75,260	1,510
	Perrigo Co.	12,882	1,331
*	Palomar Medical Technologies Inc.	136,500	1,275
*	Covance Inc.	25,600	1,219
*	Isis Pharmaceuticals Inc.	138,350	1,213
*	Health Management Associates Inc. Class A	178,328	1,198
*	Select Medical Holdings Corp.	154,900	1,191
*	ArthroCare Corp.	43,303	1,163
*	Cepheid Inc.	26,650	1,115
	Atrion Corp.	5,300	1,114
*	Jazz Pharmaceuticals plc	22,900	1,110
*	Orthofix International NV	25,100	943
	PDL BioPharma Inc.	145,245	922
*	Hi-Tech Pharmacal Co. Inc.	25,100	902
*	Amylin Pharmaceuticals Inc.	35,000	874
*,^ NuPathe Inc.		230,400	855
*	Auxilium Pharmaceuticals Inc.	34,700	644
*	ViroPharma Inc.	17,900	538
*	Metropolitan Health Networks Inc.	50,300	471

* AVEO Pharmaceuticals Inc.	37,700	468
* Omnicell Inc.	20,800	316
Ensign Group Inc.	10,300	280
* Genomic Health Inc.	8,952	274
* Staar Surgical Co.	21,400	232
* PSS World Medical Inc.	6,200	157
* Array BioPharma Inc.	33,967	116
* Salix Pharmaceuticals Ltd.	2,176	114
* IDEXX Laboratories Inc.	943	82
		191,841
Industrials (13.9%)
Kennametal Inc.	202,253	9,006
* RBC Bearings Inc.	123,800	5,711
Kaman Corp.	167,750	5,695
ABM Industries Inc.	221,322	5,378
Tennant Co.	119,950	5,278
* Titan Machinery Inc.	173,500	4,893
Ceco Environmental Corp.	608,687	4,717
* TrueBlue Inc.	257,909	4,611
* Mobile Mini Inc.	204,700	4,323
Douglas Dynamics Inc.	302,300	4,157
Healthcare Services Group Inc.	170,985	3,637
* Advisory Board Co.	40,988	3,632
* Furmanite Corp.	564,403	3,623
* Genesee & Wyoming Inc. Class A	58,830	3,211
* II-VI Inc.	135,000	3,193
* Flow International Corp.	787,832	3,167
* Exponent Inc.	56,348	2,734
Comfort Systems USA Inc.	238,780	2,605
JB Hunt Transport Services Inc.	44,300	2,409
Watsco Inc.	31,100	2,303
Wabtec Corp.	27,500	2,073
* Copart Inc.	77,400	2,018
* Rush Enterprises Inc. Class A	93,620	1,987
Chicago Bridge & Iron Co. NV	45,867	1,981
Pall Corp.	32,700	1,950
Gardner Denver Inc.	28,711	1,809
Toro Co.	24,868	1,768
Celadon Group Inc.	110,000	1,710
* Colfax Corp.	47,400	1,670
KBR Inc.	44,551	1,584
Towers Watson & Co. Class A	23,600	1,559
* United Rentals Inc.	36,000	1,544
Triumph Group Inc.	24,100	1,510
* Corrections Corp. of America	54,400	1,486
Sauer-Danfoss Inc.	30,401	1,429
* Alaska Air Group Inc.	39,614	1,419
* BE Aerospace Inc.	30,500	1,417
Deluxe Corp.	53,416	1,251
Belden Inc.	32,700	1,240
* Generac Holdings Inc.	50,050	1,229
Mueller Industries Inc.	25,600	1,163
Aircastle Ltd.	94,800	1,160
Hubbell Inc. Class B	12,700	998
* KAR Auction Services Inc.	59,517	965
Albany International Corp.	39,800	913
Cubic Corp.	17,736	839

Knoll Inc.	49,200	819
* DigitalGlobe Inc.	57,000	760
Copa Holdings SA Class A	9,100	721
Armstrong World Industries Inc.	14,600	712
Ryder System Inc.	12,989	686
United Stationers Inc.	21,100	655
Rollins Inc.	29,200	621
* GeoEye Inc.	25,300	609
* Kansas City Southern	8,000	573
Actuant Corp. Class A	18,370	533
* MasTec Inc.	29,300	530
* Chart Industries Inc.	6,950	510
Dun & Bradstreet Corp.	5,300	449
* Quality Distribution Inc.	32,400	446
Steelcase Inc. Class A	44,871	431
* Dollar Thrifty Automotive Group Inc.	5,300	429
Forward Air Corp.	7,900	290
* Greenbrier Cos. Inc.	13,202	261
Applied Industrial Technologies Inc.	6,003	247
Werner Enterprises Inc.	7,648	190
* Portfolio Recovery Associates Inc.	2,100	151
* WESCO International Inc.	1,903	124
AMETEK Inc.	2,000	97
		133,799
Information Technology (25.0%)
* Riverbed Technology Inc.	334,250	9,386
* Parametric Technology Corp.	318,950	8,911
* OSI Systems Inc.	143,110	8,773
* Cadence Design Systems Inc.	736,800	8,724
* Teradyne Inc.	438,817	7,412
* Super Micro Computer Inc.	378,819	6,614
* Euronet Worldwide Inc.	306,010	6,393
* VeriFone Systems Inc.	112,870	5,855
* Allot Communications Ltd.	249,100	5,792
* Perficient Inc.	475,500	5,711
* Mellanox Technologies Ltd.	133,300	5,576
* CACI International Inc. Class A	88,400	5,506
* Red Hat Inc.	89,000	5,330
* FEI Co.	100,430	4,932
* Microsemi Corp.	221,825	4,756
* Ultimate Software Group Inc.	63,800	4,675
* AuthenTec Inc.	1,368,620	4,311
* BroadSoft Inc.	108,550	4,152
* TiVo Inc.	337,760	4,050
* Sourcefire Inc.	83,100	4,000
MKS Instruments Inc.	131,600	3,886
Clicksoftware Technologies Ltd.	294,200	3,730
* ShoreTel Inc.	654,300	3,716
* RADWARE Ltd.	99,100	3,710
* Entropic Communications Inc.	581,200	3,388
Electro Rent Corp.	166,300	3,062
* Trimble Navigation Ltd.	56,250	3,061
* Alliance Data Systems Corp.	23,000	2,897
* Acme Packet Inc.	100,290	2,760
* Cardtronics Inc.	96,756	2,540
* TIBCO Software Inc.	82,287	2,510
* MICROS Systems Inc.	43,115	2,384

*	Standard Microsystems Corp.	91,950	2,379
*	Progress Software Corp.	99,450	2,349
	Jabil Circuit Inc.	92,500	2,324
*	Ceva Inc.	99,500	2,260
*	Pericom Semiconductor Corp.	277,556	2,245
*	Gartner Inc.	51,968	2,216
*,^ KIT Digital Inc.		301,500	2,171
	Black Box Corp.	82,977	2,117
*	Polycom Inc.	110,200	2,102
*	Monolithic Power Systems Inc.	105,000	2,065
*	NCR Corp.	92,244	2,003
*	LSI Corp.	213,900	1,857
*	IPG Photonics Corp.	35,500	1,848
*	Virtusa Corp.	105,000	1,813
*	Anixter International Inc.	24,895	1,806
*	CommVault Systems Inc.	36,200	1,797
	Heartland Payment Systems Inc.	61,100	1,762
	Fair Isaac Corp.	38,200	1,677
*	Rudolph Technologies Inc.	150,000	1,666
*	Finisar Corp.	82,700	1,666
	Global Payments Inc.	34,900	1,657
*	ACI Worldwide Inc.	41,000	1,651
*	Manhattan Associates Inc.	34,604	1,645
	MAXIMUS Inc.	39,420	1,603
	Cypress Semiconductor Corp.	102,400	1,601
*	Global Cash Access Holdings Inc.	200,000	1,560
	IAC/InterActiveCorp	31,454	1,544
*	Silicon Laboratories Inc.	35,000	1,505
*	Plexus Corp.	42,683	1,493
*	Nanometrics Inc.	80,000	1,481
*	Ariba Inc.	45,000	1,472
*	Insight Enterprises Inc.	66,156	1,451
*,^ Ubiquiti Networks Inc.		44,556	1,409
*	Freescale Semiconductor Holdings I Ltd.	91,500	1,408
*	Entegris Inc.	149,400	1,395
*	SPS Commerce Inc.	51,500	1,384
	Booz Allen Hamilton Holding Corp.	79,481	1,354
	DST Systems Inc.	24,104	1,307
*	NAPCO Security Technologies Inc.	414,464	1,297
*	Advanced Micro Devices Inc.	138,575	1,111
*	Stamps.com Inc.	38,300	1,068
	Plantronics Inc.	26,157	1,053
*	JDS Uniphase Corp.	70,895	1,027
*	Zebra Technologies Corp.	24,700	1,017
	OPNET	33,359	967
*	Brightpoint Inc.	115,275	928
*	Veeco Instruments Inc.	25,500	729
*	Cymer Inc.	14,070	703
*	Guidance Software Inc.	59,100	653
	Power Integrations Inc.	17,400	646
*	Exar Corp.	57,400	482
*	Skyworks Solutions Inc.	16,300	451
*	TeleNav Inc.	60,965	428
*	Tyler Technologies Inc.	11,100	426
*	Mitek Systems Inc.	33,450	388
*	Lattice Semiconductor Corp.	52,933	340
*	Websense Inc.	15,749	332

	QAD Inc. Class A			21,826	286
*	Unisys Corp.			12,100	239
	Blackbaud Inc.			7,000	233
*	Mentor Graphics Corp.			14,540	216
*	TNS Inc.			9,800	213
	Mantech International Corp. Class A			4,800	165
*	Ancestry.com Inc.			5,582	127
*	MicroStrategy Inc. Class A			600	84
					241,155
Materials (4.5%)
*	OM Group Inc.			234,282	6,445
	Schweitzer-Mauduit International Inc.			84,900	5,863
	Sensient Technologies Corp.			136,850	5,200
	Quaker Chemical Corp.			84,000	3,314
	Airgas Inc.			26,600	2,367
*	WR Grace & Co.			40,100	2,318
*	Rockwood Holdings Inc.			41,159	2,146
	Aptargroup Inc.			38,400	2,103
	Steel Dynamics Inc.			120,500	1,752
	NewMarket Corp.			8,857	1,660
	Westlake Chemical Corp.			25,100	1,626
*	Graphic Packaging Holding Co.			269,000	1,485
	Valspar Corp.			30,400	1,468
	Eastman Chemical Co.			28,386	1,467
*	LSB Industries Inc.			33,200	1,292
*	Coeur d'Alene Mines Corp.			32,300	767
	Albemarle Corp.			5,800	371
*	Handy & Harman Ltd.			25,133	363
	Kronos Worldwide Inc.			12,700	317
*	Flotek Industries Inc.			23,500	283
	FutureFuel Corp.			24,848	273
	Ball Corp.			2,610	112
*	TPC Group Inc.			2,000	88
					43,080
Telecommunication Services (0.5%)
*	MetroPCS Communications Inc.			185,693	1,675
*	Clearwire Corp. Class A			721,450	1,645
*	tw telecom inc Class A			39,100	866
*	Vonage Holdings Corp.			229,654	508
*	Cincinnati Bell Inc.			59,000	237
*	Leap Wireless International Inc.			25,800	225
					5,156
Total Common Stocks (Cost $765,075)					899,864
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (6.8%)[1]
Money Market Fund (6.4%)
[3,4] Vanguard Market Liquidity Fund		0.123%		62,380,239	62,380

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[5,6] Freddie Mac Discount Notes		0.050%	4/4/12	100	100

[5,6] Freddie Mac Discount Notes	0.050%	4/24/12	100	100
[5,6] Freddie Mac Discount Notes	0.100%	4/30/12	200	200
[6,7] United States Treasury Note/Bond	1.000%	4/30/12	100	100
[6,7] United States Treasury Note/Bond	4.500%	4/30/12	3,100	3,110
				3,610
Total Temporary Cash Investments (Cost $65,991)				65,990
Total Investments (100.2%) (Cost $831,066)				965,854
Other Assets and Liabilities-Net (-0.2%)[3]				(2,230)
Net Assets (100%)				963,624

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,169,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.4% and 1.8%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Includes $10,535,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $3,610,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

Vanguard Small Company Growth Portfolio

	($000	($000	($000
Common Stocks	899,864	—	—
Temporary Cash Investments	62,380	3,610	—
Futures Contracts—Liabilities[1]	(136)	—	—
Total	962,108	3,610	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2012	588	48,669	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2012, the cost of investment securities for tax purposes was $831,066,000. Net unrealized appreciation of investment securities for tax purposes was $134,788,000, consisting of unrealized gains of $189,097,000 on securities that had risen in value since their purchase and $54,309,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (94.4%)[1]
Australia (4.5%)
Fortescue Metals Group Ltd.	2,958,618	17,854
Brambles Ltd.	1,753,100	12,898
Woodside Petroleum Ltd.	316,600	11,442
Woolworths Ltd.	353,900	9,531
Atlas Iron Ltd.	2,226,579	6,674
Newcrest Mining Ltd.	210,883	6,486
James Hardie Industries SE	762,900	6,096
Australia & New Zealand Banking Group Ltd.	198,014	4,777
Sims Metal Management Ltd.	112,396	1,717
		77,475
Austria (0.1%)
Wienerberger AG	213,000	2,496

Belgium (0.9%)
Anheuser-Busch InBev NV	209,442	15,253

Brazil (6.1%)
BM&FBovespa SA	2,492,100	15,277
Vale SA Class B Pfd. ADR	619,600	14,059
Itau Unibanco Holding SA ADR	723,825	13,890
Petroleo Brasileiro SA ADR Type A	458,100	11,709
* OGX Petroleo e Gas Participacoes SA	1,113,300	9,221
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	148,993	7,095
BRF - Brasil Foods SA	347,679	6,866
Petroleo Brasileiro SA ADR	239,225	6,354
Itau Unibanco Holding SA Prior Pfd.	275,600	5,269
Petroleo Brasileiro SA Prior Pfd.	300,000	3,821
Vale SA Prior Pfd.	165,000	3,733
Anhanguera Educacional Participacoes SA	310,812	3,676
Banco do Brasil SA	200,086	2,842
Fibria Celulose SA	94,103	774
		104,586
Canada (2.0%)
Toronto-Dominion Bank	153,439	13,023
Suncor Energy Inc.	304,000	9,933
Potash Corp. of Saskatchewan Inc.	146,032	6,667
Niko Resources Ltd.	80,702	2,839
Sherritt International Corp.	258,131	1,408
* Harry Winston Diamond Corp.	60,600	892
		34,762
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	89,800	5,269

China (9.0%)
* Baidu Inc.	357,900	52,171
Tencent Holdings Ltd.	1,739,000	48,543
China Mobile Ltd.	797,000	8,776
CNOOC Ltd.	3,170,500	6,490

Industrial & Commercial Bank of China	9,491,000	6,122
China Resources Enterprise Ltd.	1,602,000	5,594
Shandong Weigao Group Medical Polymer Co. Ltd.	4,872,000	5,584
China Merchants Bank Co. Ltd.	2,535,500	5,183
Belle International Holdings Ltd.	2,629,000	4,731
Beijing Enterprises Holdings Ltd.	688,000	4,194
Mindray Medical International Ltd. ADR	92,800	3,060
*	Ctrip.com International Ltd. ADR	121,800	2,636
Ports Design Ltd.	630,000	925
*	Shanghai Pharmaceuticals Holding Co. Ltd.	205,700	330
*,^ Chaoda Modern Agriculture Holdings Ltd.	1,971,135	256
154,595
Denmark (1.7%)
Novo Nordisk A/S Class B	102,814	14,277
Novozymes A/S	353,250	10,314
AP Moeller - Maersk A/S Class B	465	3,602
*,^ Vestas Wind Systems A/S	183,999	1,871
30,064
France (6.3%)
PPR	152,755	26,281
L'Oreal SA	144,936	17,888
Cie Generale d'Optique Essilor International SA	137,541	12,263
LVMH Moet Hennessy Louis Vuitton SA	49,958	8,597
Safran SA	232,689	8,552
Cie Generale des Etablissements Michelin	100,469	7,485
Schneider Electric SA	103,315	6,759
European Aeronautic Defence and Space Co. NV	110,000	4,505
Publicis Groupe SA	80,000	4,410
Vallourec SA	60,000	3,802
Total SA	72,000	3,678
CFAO SA	74,500	3,202
Societe Generale SA	76,436	2,243
109,665
Germany (6.2%)
SAP AG	288,574	20,156
Adidas AG	195,691	15,292
Porsche Automobil Holding SE Prior Pfd.	227,150	13,406
GEA Group AG	225,774	7,788
HeidelbergCement AG	111,681	6,744
^	Daimler AG	95,758	5,774
Symrise AG	177,080	5,123
MTU Aero Engines Holding AG	60,000	4,833
*,^ TUI AG	641,299	4,766
^	Aixtron SE NA	274,000	4,736
Axel Springer AG	89,784	4,536
Software AG	108,000	4,045
Wincor Nixdorf AG	79,000	3,890
^	SMA Solar Technology AG	79,219	3,591
Infineon Technologies AG	182,000	1,860
106,540
Hong Kong (3.0%)
2	AIA Group Ltd.	4,863,800	17,855
Jardine Matheson Holdings Ltd.	203,644	10,200
Hong Kong Exchanges and Clearing Ltd.	544,900	9,171
Swire Pacific Ltd. Class A	506,500	5,677
Sun Hung Kai Properties Ltd.	374,000	4,654

^ Techtronic Industries Co.	2,479,652	3,358
Esprit Holdings Ltd.	462,887	935
		51,850
India (0.8%)
* Tata Motors Ltd.	684,414	3,702
* HDFC Bank Ltd.	354,310	3,611
Housing Development Finance Corp.	270,500	3,576
* Idea Cellular Ltd.	1,232,381	2,390
Reliance Capital Ltd.	186,700	1,439
		14,718
Ireland (0.3%)
Kerry Group plc Class A	121,658	5,626

Israel (1.0%)
* Check Point Software Technologies Ltd.	146,764	9,370
Teva Pharmaceutical Industries Ltd. ADR	171,332	7,720
		17,090
Italy (0.5%)
Fiat SPA	1,514,000	8,902

Japan (7.9%)
Rakuten Inc.	21,648	22,691
Honda Motor Co. Ltd.	346,600	13,349
SMC Corp.	81,600	13,059
Mitsubishi Corp.	459,200	10,746
Seven & I Holdings Co. Ltd.	324,500	9,676
^ Gree Inc.	295,400	7,443
FANUC Corp.	40,200	7,200
Sekisui Chemical Co. Ltd.	734,000	6,395
Hoya Corp.	271,800	6,138
Toyota Motor Corp.	124,000	5,395
Sysmex Corp.	130,000	5,281
Nippon Telegraph & Telephone Corp.	109,600	4,968
Canon Inc.	99,000	4,736
Astellas Pharma Inc.	105,000	4,325
Kyocera Corp.	44,200	4,088
Nintendo Co. Ltd.	25,000	3,797
Rohm Co. Ltd.	74,700	3,707
MISUMI Group Inc.	130,000	3,178
		136,172
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,254

Mexico (0.2%)
Wal-Mart de Mexico SAB de CV	1,125,291	3,787

Netherlands (0.7%)
* ING Groep NV	1,095,839	9,126
TNT Express NV	158,478	1,959
PostNL NV	166,764	1,030
		12,115
Norway (1.1%)
Statoil ASA	339,480	9,214
DNB ASA	699,409	8,999
		18,213

Peru (0.7%)
Credicorp Ltd.	86,827	11,445

Russia (0.5%)
* Mail.ru Group Ltd. GDR	139,000	5,477
* Sberbank of Russia ADR	197,509	2,540
		8,017
Singapore (0.6%)
Singapore Exchange Ltd.	849,000	4,696
DBS Group Holdings Ltd.	273,929	3,095
United Overseas Bank Ltd.	134,000	1,957
Jardine Matheson Holdings Ltd.	10,000	504
		10,252
South Africa (0.6%)
Impala Platinum Holdings Ltd.	225,800	4,459
Sasol Ltd.	55,000	2,669
MTN Group Ltd.	150,000	2,645
		9,773
South Korea (3.2%)
Samsung Electronics Co. Ltd.	31,329	35,341
Shinhan Financial Group Co. Ltd.	165,802	6,423
Hyundai Mobis	20,157	5,116
^ Celltrion Inc.	152,700	4,985
Hankook Tire Co. Ltd.	83,000	3,080
		54,945
Spain (2.6%)
Inditex SA	269,869	25,826
Banco Santander SA	2,423,064	18,634
		44,460
Sweden (4.7%)
Atlas Copco AB Class A	1,495,939	36,193
^ Svenska Handelsbanken AB Class A	468,777	14,945
Sandvik AB	803,595	11,596
Alfa Laval AB	537,369	11,056
Telefonaktiebolaget LM Ericsson Class B	485,000	5,018
^ Oriflame Cosmetics SA	75,000	2,893
		81,701
Switzerland (7.3%)
Roche Holding AG	132,560	23,070
Cie Financiere Richemont SA	341,977	21,435
Syngenta AG	56,968	19,630
Nestle SA	271,614	17,089
Geberit AG	55,740	11,647
Zurich Insurance Group AG	39,219	10,541
ABB Ltd.	417,882	8,552
Novartis AG	89,500	4,955
Swatch Group AG (Bearer)	10,465	4,811
Holcim Ltd.	59,000	3,840
		125,570
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,059,204	11,670
Compal Electronics Inc.	2,350,909	2,644
Chinatrust Financial Holding Co. Ltd.	139,622	88
		14,402

Thailand (0.5%)
Kasikornbank PCL			1,694,700	8,461

Turkey (0.8%)
Turkiye Garanti Bankasi AS			3,656,363	14,493

United Kingdom (18.2%)
BG Group plc			1,144,315	26,533
Standard Chartered plc			1,054,197	26,325
BHP Billiton plc			784,700	24,049
Rolls-Royce Holdings plc			1,767,953	22,968
Prudential plc			1,903,388	22,807
HSBC Holdings plc			2,176,662	19,334
ARM Holdings plc			1,807,000	17,048
Diageo plc			641,945	15,455
SABMiller plc			340,000	13,654
GlaxoSmithKline plc			595,444	13,312
Xstrata plc			719,499	12,326
Meggitt plc			1,857,900	12,014
British American Tobacco plc			183,830	9,260
Rio Tinto plc			157,329	8,720
Signet Jewelers Ltd.			172,000	8,263
Vodafone Group plc			2,974,461	8,205
Capita plc			626,601	7,349
AMEC plc			401,590	7,125
United Utilities Group plc			596,846	5,743
Unilever plc			155,000	5,114
Inchcape plc			812,422	4,888
Centrica plc			925,849	4,687
Ultra Electronics Holdings plc			167,000	4,675
G4S plc			1,050,000	4,575
Carnival plc			138,500	4,426
WPP plc			259,888	3,554
AZ Electronic Materials SA			458,019	2,119
				314,528
United States (1.2%)
Consumer Discretionary (1.2%)
* Amazon.com Inc.			109,200	22,114

Total Common Stocks (Cost $1,465,576)				1,630,593
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.7%)[1]
Money Market Fund (7.3%)
[3,4] Vanguard Market Liquidity Fund	0.123%		126,389,608	126,390

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.4%)
[5,6] Federal Home Loan Bank Discount Notes	0.130%	7/20/12	2,000	1,999
[6,7] Freddie Mac Discount Notes	0.050%	4/4/12	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.135%	8/6/12	2,000	1,999

United States Treasury Note/Bond	0.625%	6/30/12	1,000	1,001
				5,999
Total Temporary Cash Investments (Cost $132,389)				132,389
Total Investments (102.1%) (Cost $1,597,965)				1,762,982
Other Assets and Liabilities-Net (-2.1%)[4]				(36,929)
Net Assets (100%)				1,726,053

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $37,215,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.6% and 3.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of this security represented 1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $38,670,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,748,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard International Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	181,964	—	—
Common Stocks—Other	75,460	1,373,169	—
Temporary Cash Investments	126,390	5,999	—
Futures Contracts—Assets[1]	306	—	—
Forward Currency Contracts—Assets	—	663	—
Forward Currency Contracts—Liabilities	—	(391)	—
Total	384,120	1,379,440	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are

Vanguard International Portfolio

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2012	801	25,697	(434)
FTSE 100 Index	June 2012	239	21,879	(251)
Topix Index	June 2012	156	16,245	508
S&P ASX 200 Index	June 2012	79	8,890	163

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	6/20/12	EUR	19,622 USD	26,142	338
UBS AG	6/20/12	GBP	13,850 USD	22,117	325
UBS AG	6/12/12	JPY	1,295,057 USD	15,747	(266)
UBS AG	6/26/12	AUD	8,424 USD	8,643	(125)

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
AUD—Australian dollar.
USD—U.S. dollar.

At March 31, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At March 31, 2012, the cost of investment securities for tax purposes was $1,598,332,000. Net unrealized appreciation of investment securities for tax purposes was $164,650,000, consisting of unrealized gains of $303,795,000 on securities that had risen in value since their purchase and $139,145,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (41.9%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	385,312	9,332
Vanguard Extended Market Index Fund Investor Shares	47,792	2,150
		11,482
International Stock Fund (18.1%)
Vanguard Total International Stock Index Fund Investor Shares	337,831	4,939

Bond Fund (40.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	913,622	10,964

Total Investment Companies (Cost $27,048)		27,385
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.123% (Cost $1)	1,042	1

Total Investments (100.0%) (Cost $27,049)		27,386
Other Assets and Liabilities-Net (0.0%)		7
Net Assets (100%)		27,393

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $27,049,000. Net unrealized appreciation of investment securities for tax purposes was $337,000, consisting of unrealized gains of $691,000 on securities that had risen in value since their purchase and $354,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of March 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (99.4%)
U.S. Stock Funds (28.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	215,014	5,208
Vanguard Extended Market Index Fund Investor Shares	25,734	1,158
		6,366
International Stock Fund (11.7%)
Vanguard Total International Stock Index Fund Investor Shares	182,234	2,664

Bond Fund (59.7%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	1,130,197	13,562

Total Investment Companies (Cost $22,666)		22,592
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
1 Vanguard Market Liquidity Fund, 0.123% (Cost $134)	133,518	134

Total Investments (100.0%) (Cost $22,800)		22,726
Other Assets and Liabilities-Net (0.0%)		(5)
Net Assets (100%)		22,721

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2012, 100% of the market value of the portfolio's investments was based on Level 1 inputs.

C. At March 31, 2012, the cost of investment securities for tax purposes was $22,800,000. Net unrealized depreciation of investment securities for tax purposes was $74,000, consisting of unrealized gains of $367,000 on securities that had risen in value since their purchase and $441,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 22, 2012

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 22, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27,2012 see file Number 2-11444, Incorporated by Reference.